UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Retirement Income Fund
AllianzGI Global Allocation Fund
AllianzGI Global Megatrends Fund
AllianzGI Best Styles Emerging Markets Equity Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI Convertible Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Debt Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI Europe Equity Dividend Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global Fundamental Strategy Fund
AllianzGI Global High Yield Fund
AllianzGI Global Sustainability Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Growth Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI Multi-Asset Real Return Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Value II Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Return Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI U.S. Small-Cap Growth Fund
AllianzGI Ultra Micro Cap Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2020 Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—90.7%

AllianzGI Advanced Core Bond	585,960	$8,689,794
AllianzGI Best Styles U.S. Equity (c)	298,505	5,265,624
AllianzGI Emerging Markets Debt (b)	54,535	797,304
AllianzGI Emerging Markets Small-Cap (b)	17,765	302,182
AllianzGI Global Dynamic Allocation (c)	1,670,916	32,900,333
AllianzGI Short Duration High Income (c)	35,478	539,258

Total Mutual Funds (cost—$45,893,670)		48,494,495

EXCHANGE-TRADED FUNDS—5.2%

Schwab U.S. TIPS	9,552	525,933
Vanguard Intermediate-Term Corporate Bond	13,503	1,181,918
Vanguard Mortgage-Backed Securities	20,419	1,075,264

Total Exchange-Traded Funds (cost—$2,777,340)		2,783,115

	Principal Amount (000s)	Value*

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $1,966,020; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $2,006,034 including accrued interest (cost—$1,966,000)	$1,966	$1,966,000

Total Investments (cost—$50,637,010)—99.6%		53,243,610

Other assets less liabilities (d)—0.4%		210,377

Net Assets—100.0%		$53,453,987

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 10-Year Treasury Note	16	$2,157	9/20/17	$(2,906)
Australian Dollar	9	691	9/18/17	5,556
E-mini S&P 500 Index	3	363	9/15/17	(1,681)
Euro Buxl 30-Year Bond	3	560	9/7/17	(16,725)
Euro Currency	5	717	9/18/17	8,268
Long Gilt	5	818	9/27/17	(17,199)
Short: British Pound	(7)	(571)	9/18/17	(10,987)
Euro-Bund	(6)	(1,109)	9/7/17	18,770
FTSE 100 Index	(2)	(189)	9/15/17	5,415
Japanese Yen	(4)	(446)	9/18/17	8,264
Mini MSCI EAFE Index	(5)	(472)	9/15/17	(1,486)

				$(4,711)

(e)	At June 30, 2017, the Fund pledged $278,543 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2025 Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.2%

AllianzGI Advanced Core Bond	343,876	$5,099,680
AllianzGI Best Styles Global Equity (c)	1,325	23,508
AllianzGI Best Styles U.S. Equity (c)	265,958	4,691,491
AllianzGI Emerging Markets Debt (b)	43,031	629,113
AllianzGI Emerging Markets Small-Cap (b)	19,074	324,453
AllianzGI Global Dynamic Allocation (c)	2,465,810	48,551,804
AllianzGI Short Duration High Income (c)	25	378

Total Mutual Funds (cost—$55,696,435)		59,320,427

	Principal Amount (000s)	Value*

Repurchase Agreements—3.8%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $2,369,024; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $2,418,687 including accrued interest (cost—$2,369,000)	$2,369	$2,369,000

Total Investments (cost—$58,065,435)—99.0%		61,689,427

Other assets less liabilities (d)—1.0%		594,392

Net Assets—100.0%		$62,283,819

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	10	$768	9/18/17	$5,963
E-mini S&P 500 Index	30	3,631	9/15/17	(12,346)
Euro Buxl 30-Year Bond	4	747	9/7/17	(22,299)
Euro Currency	6	860	9/18/17	9,922
Euro STOXX 50 Index	5	196	9/15/17	(5,547)
Long Gilt	5	818	9/27/17	(15,975)
Short: British Pound	(9)	(734)	9/18/17	(14,143)
Euro-Bund	(8)	(1,479)	9/7/17	25,026
FTSE 100 Index	(3)	(283)	9/15/17	8,122
Japanese Yen	(4)	(446)	9/18/17	11,702
Mini MSCI EAFE Index	(9)	(850)	9/15/17	(2,676)

				$(12,251)

(e)	At June 30, 2017, the Fund pledged $613,593 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2030 Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.0%

AllianzGI Best Styles Global Equity (c)	211,170	$3,746,148
AllianzGI Best Styles U.S. Equity (c)	573,758	10,121,092
AllianzGI Emerging Markets Small-Cap (b)	43,264	735,918
AllianzGI Global Dynamic Allocation (c)	2,570,345	50,610,097

Total Mutual Funds (cost—$60,150,053)		65,213,255

EXCHANGE-TRADED FUNDS—0.2%

Vanguard FTSE All World ex-US Small-Cap (cost—$133,573)	1,264	136,664

	Principal Amount (000s)	Value*

Repurchase Agreements—4.0%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $2,740,027; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $2,795,537 including accrued interest (cost—$2,740,000)	$2,740	$2,740,000

Total Investments (cost—$63,023,626)—99.2%		68,089,919

Other assets less liabilities (d)—0.8%		566,603

Net Assets—100.0%		$68,656,522

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	11	$844	9/18/17	$7,001
E-mini S&P 500 Index	20	2,421	9/15/17	(7,487)
Euro Currency	6	860	9/18/17	9,921
Euro STOXX 50 Index	10	392	9/15/17	(11,094)
Mini MSCI Emerging Markets Index	9	454	9/15/17	2,544
TOPIX Index	2	286	9/7/17	1,201
Short: British Pound	(10)	(815)	9/18/17	(15,639)
FTSE 100 Index	(4)	(377)	9/15/17	10,830
Japanese Yen	(5)	(557)	9/18/17	15,487
SPI 200 Index	(3)	(326)	9/21/17	7,543

				$20,307

(e)	At June 30, 2017, the Fund pledged $671,316 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2035 Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.1%

AllianzGI Best Styles Global Equity (c)	887,349	$15,741,566
AllianzGI Best Styles U.S. Equity (c)	520,591	9,183,227
AllianzGI Emerging Markets Small-Cap (b)	35,555	604,795
AllianzGI Global Dynamic Allocation (c)	1,295,905	25,516,366

Total Mutual Funds (cost—$46,272,935)		51,045,954

EXCHANGE-TRADED FUNDS—0.3%

Vanguard FTSE All World ex-US Small-Cap (cost—$156,610)	1,482	160,234

	Principal Amount (000s)	Value*

Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $1,812,018; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,850,471 including accrued interest (cost—$1,812,000)	$1,812	$1,812,000

Total Investments (cost—$48,241,545)—98.8%		53,018,188

Other assets less liabilities (d)—1.2%		631,230

Net Assets—100.0%		$53,649,418

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	9	$691	9/18/17	$5,556
E-mini S&P 500 Index	13	1,573	9/15/17	(6,541)
Euro Currency	5	717	9/18/17	8,268
Euro STOXX 50 Index	14	549	9/15/17	(15,531)
Mini MSCI Emerging Markets Index	13	655	9/15/17	3,675
TOPIX Index	3	430	9/7/17	219
Short: British Pound	(8)	(652)	9/18/17	(12,515)
FTSE 100 Index	(6)	(566)	9/15/17	16,245
Japanese Yen	(4)	(446)	9/18/17	11,702
SPI 200 Index	(4)	(434)	9/21/17	10,057

				$21,135

(e)	At June 30, 2017, the Fund pledged $617,922 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2040 Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—94.7%

AllianzGI Best Styles Global Equity (c)	1,294,839	$22,970,444
AllianzGI Best Styles U.S. Equity (c)	560,392	9,885,309
AllianzGI Emerging Markets Small-Cap (b)	30,202	513,730
AllianzGI Global Dynamic Allocation (c)	761,408	14,992,130

Total Mutual Funds (cost—$43,535,504)		48,361,613

EXCHANGE-TRADED FUNDS—0.4%

Vanguard FTSE All World ex-US Small-Cap (cost—$192,540)	1,822	196,995

	Principal Amount (000s)	Value*

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $1,904,019; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $1,946,449 including accrued interest (cost—$1,904,000)	$1,904	$1,904,000

Total Investments (cost—$45,632,044)—98.8%		50,462,608

Other assets less liabilities (d)—1.2%		611,664

Net Assets—100.0%		$51,074,272

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	9	$691	9/18/17	$5,556
E-mini S&P 500 Index	10	1,210	9/15/17	(5,975)
Euro Currency	4	573	9/18/17	6,614
Euro STOXX 50 Index	16	627	9/15/17	(17,750)
Mini MSCI Emerging Markets Index	18	907	9/15/17	5,089
TOPIX Index	3	430	9/7/17	219
Short: British Pound	(8)	(652)	9/18/17	(12,521)
FTSE 100 Index	(8)	(755)	9/15/17	19,068
Japanese Yen	(4)	(445)	9/18/17	11,702
SPI 200 Index	(4)	(434)	9/21/17	10,057

				$22,059

(e)	At June 30, 2017, the Fund pledged $607,896 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2045 Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)— 95.1%

AllianzGI Best Styles Global Equity (c)	942,359	$16,717,452
AllianzGI Best Styles U.S. Equity (c)	360,694	6,362,634
AllianzGI Emerging Markets Small-Cap (b)	17,824	303,188
AllianzGI Global Dynamic Allocation (c)	318,095	6,263,285

Total Mutual Funds (cost—$26,495,803)		29,646,559

EXCHANGE-TRADED FUNDS—0.5%

Vanguard FTSE All World ex-US Small-Cap (cost—$149,953)	1,419	153,422

	Principal Amount (000s)	Value*

Repurchase Agreements—3.1%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $972,010; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $995,634 including accrued interest (cost—$972,000)	$972	$972,000

Total Investments (cost—$27,617,756)—98.7%		30,771,981

Other assets less liabilities (d)—1.3%		399,923

Net Assets—100.0%		$31,171,904

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	6	$461	9/18/17	$3,704
E-mini S&P 500 Index	6	726	9/15/17	(3,920)
Euro Currency	4	573	9/18/17	6,614
Euro STOXX 50 Index	13	509	9/15/17	(14,422)
Mini MSCI Emerging Markets Index	14	706	9/15/17	3,958
TOPIX Index	2	287	9/7/17	1,201
Short: British Pound	(5)	(408)	9/18/17	(7,826)
FTSE 100 Index	(6)	(566)	9/15/17	14,949
Japanese Yen	(2)	(223)	9/18/17	7,570
SPI 200 Index	(4)	(434)	9/21/17	10,057

				$21,885

(e)	At June 30, 2017, the Fund pledged $399,751 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2050 Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.1%

AllianzGI Best Styles Global Equity (c)	942,942	$16,727,785
AllianzGI Best Styles U.S. Equity (c)	351,555	6,201,433
AllianzGI Emerging Markets Small-Cap (b)	17,132	291,410
AllianzGI Global Dynamic Allocation (c)	263,934	5,196,853

Total Mutual Funds (cost—$25,376,505)		28,417,481

EXCHANGE-TRADED FUNDS—0.5%

Vanguard FTSE All World ex-US Small-Cap (cost—$143,824)	1,361	147,152

	Principal Amount (000s)	Value*

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $976,010; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $995,634 including accrued interest (cost—$976,000)	$976	$976,000

Total Investments (cost—$26,496,329)—98.9%		29,540,633

Other assets less liabilities (d)—1.1%		321,597

Net Assets—100.0%		$29,862,230

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	6	$461	9/18/17	$3,704
E-mini S&P 500 Index	5	605	9/15/17	(3,545)
Euro Currency	4	573	9/18/17	6,614
Euro STOXX 50 Index	13	509	9/15/17	(14,422)
Mini MSCI Emerging Markets Index	14	706	9/15/17	3,958
TOPIX Index	2	287	9/7/17	1,201
Short: British Pound	(5)	(408)	9/18/17	(7,820)
FTSE 100 Index	(6)	(566)	9/15/17	14,949
Japanese Yen	(2)	(223)	9/18/17	7,570
SPI 200 Index	(4)	(434)	9/21/17	10,057

				$22,266

(e)	At June 30, 2017, the Fund pledged $363,613 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2055 Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—96.0%

AllianzGI Best Styles Global Equity (c)	410,089	$7,274,988
AllianzGI Best Styles U.S. Equity (c)	153,357	2,705,215
AllianzGI Emerging Markets Small-Cap (b)	6,087	103,546
AllianzGI Global Dynamic Allocation (c)	115,133	2,266,965

Total Mutual Funds (cost—$11,136,852)		12,350,714

EXCHANGE-TRADED FUNDS—0.6%

Vanguard FTSE All World ex-US Small-Cap (cost—$72,810)	689	74,494

	Principal Amount (000s)	Value*

Repurchase Agreements—3.5%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $450,005; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $462,618 including accrued interest (cost—$450,000)	$450	$450,000

Total Investments (cost—$11,659,662)—100.1%		12,875,208

Liabilities in excess of other assets (d)—(0.1)%		(8,386)

Net Assets—100.0%		$12,866,822

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	3	$230	9/18/17	$1,852
E-mini S&P 500 Index	2	242	9/15/17	(1,307)
Euro Currency	2	287	9/18/17	3,307
Euro STOXX 50 Index	6	235	9/15/17	(6,656)
Mini MSCI Emerging Markets Index	7	353	9/15/17	1,979
TOPIX Index	1	143	9/7/17	601
Short: British Pound	(2)	(163)	9/18/17	(3,130)
FTSE 100 Index	(3)	(283)	9/15/17	6,826
Japanese Yen	(1)	(111)	9/18/17	3,785
SPI 200 Index	(2)	(217)	9/21/17	5,028

				$12,285

(e)	At June 30, 2017, the Fund pledged $199,948 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement Income Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS—74.5%

AllianzGI Emerging Markets Debt (c)(d)	186,469	$2,726,183
AllianzGI High Yield Bond (c)(d)	518,260	4,648,796
AllianzGI NFJ Global Dividend Value (c)(d)	326,672	5,347,615
AllianzGI Short Duration High Income (c)(e)	643,808	9,785,881
Harvest Funds Intermediate Bond(d)	172,136	1,769,554
PIMCO Capital Securities and Financials (c)(d)	148,863	1,552,643
PIMCO Income (c)(d)	457,498	5,650,105
PIMCO Long-Term Credit (c)(d)	344,918	4,152,809
PIMCO Mortgage Opportunities (c)(d)	233,195	2,583,796

Total Mutual Funds (cost—$36,997,469)		38,217,382

COMMON STOCK—16.0%

Equity Real Estate Investment Trusts (REITs)—12.0%
American Campus Communities, Inc.	1,590	75,207
Apple Hospitality REIT, Inc.	13,922	260,481
Ascendas Real Estate Investment Trust	63,900	121,075
AvalonBay Communities, Inc.	501	96,277
Brandywine Realty Trust	5,680	99,570
Care Capital Properties, Inc.	13,517	360,904
Citycon Oyj	46,907	123,089
Colony NorthStar, Inc., Class A	19,068	268,668
Crown Castle International Corp.	639	64,015
Education Realty Trust, Inc.	4,630	179,412
Gaming and Leisure Properties, Inc.	9,613	362,122
Hospitality Properties Trust	5,420	157,993
Iron Mountain, Inc.	7,468	256,600
Kimco Realty Corp.	3,430	62,940
LaSalle Hotel Properties	2,125	63,325
Lexington Realty Trust	14,321	141,921
Mapletree Industrial Trust	215,600	291,252
Medical Properties Trust, Inc.	13,685	176,126
MGM Growth Properties LLC, Class A	2,083	60,803
Omega Healthcare Investors, Inc.	16,394	541,330
Park Hotels & Resorts, Inc.	6,208	167,368
Piedmont Office Realty Trust, Inc., Class A	7,130	150,300
RLJ Lodging Trust	10,491	208,456
Select Income REIT	23,089	554,829
Senior Housing Properties Trust	27,388	559,811
STAG Industrial, Inc.	8,190	226,044
Uniti Group, Inc.	14,900	374,586
WP Carey, Inc.	2,072	136,773

		6,141,277

Mortgage Real Estate Investment Trusts (REITs)—3.7%
AGNC Investment Corp.	47,854	1,018,812
Annaly Capital Management, Inc.	16,981	204,621

	Shares	Value*

Apollo Commercial Real Estate Finance, Inc.	8,230	$152,666
CYS Investments, Inc.	18,150	152,641
PennyMac Mortgage Investment Trust	20,295	371,196

		1,899,936

Real Estate Management & Development—0.3%
DAMAC Properties Dubai Co. PJSC	163,000	139,839

Total Common Stock (cost—$7,908,350)		8,181,052

EXCHANGE-TRADED FUNDS—5.1%

Alerian MLP	154,296	1,845,380
Vanguard Value	8,071	779,336

Total Exchange-Traded Funds (cost—$2,612,575)		2,624,716

RIGHTS (f)—0.0%

Food & Staples Retailing—0.0%
Safeway CVR—Casa Ley, expires 1/30/18,	541	549
Safeway CVR—PDC, expires 1/30/17, (b)	541	9

Total Rights (cost—$566)		558

	Principal Amount (000s)

Repurchase Agreements—4.0%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $587,006; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $603,415 including accrued interest (cost—$587,000)	$587	587,000

Total Investments (cost—$48,105,960) (a)—96.7%		49,610,708

Other assets less liabilities (g)—3.3%		1,668,589

Net Assets—100.0%		$51,279,297

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $675,255, representing 1.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $9, representing less than 0.05% of net assets.
(c)	Affiliated fund.
(d)	Institutional Class share.
(e)	Class R6 share.
(f)	Non-income producing.

Schedule of Investments

AllianzGI Retirement Income Fund

June 30, 2017 (unaudited) (continued)

(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 10-Year Treasury Note	32	$4,314	9/20/17	$(14,670)
5-Year Treasury Note	10	1,178	9/29/17	(4,626)
Euro Buxl 30-Year Bond	8	1,494	9/7/17	(42,262)
Euro STOXX 600 Index	63	1,358	9/15/17	(25,278)
Long Gilt	11	1,799	9/27/17	(37,292)
Mini MSCI Emerging Markets Index	40	2,017	9/15/17	9,918
SPI 200 Index	4	434	9/21/17	2,909
TOPIX Index	13	1,862	9/7/17	7,808
Ultra U.S. Treasury Bond	2	332	9/20/17	(5,379)
Short: 2-Year U.S. Treasury Note	(19)	(4,106)	9/29/17	4,889
Dow Jones U.S. Real Estate Index	(154)	(4,860)	9/15/17	4,113
E-mini S&P 500 Index	(6)	(726)	9/15/17	2,209
Euro Currency	(7)	(1,003)	9/18/17	(11,569)
Euro-Bund	(12)	(2,219)	9/7/17	48,915

				$(60,315)

(h)	At June 30, 2017, the Fund pledged $846,117 in cash as collateral for derivatives.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (b)—88.7%

AllianzGI Advanced Core Bond	7,644,800	$113,372,384
AllianzGI Best Styles Global Equity (d)	10,239,997	181,657,538
AllianzGI Best Styles Global Managed Volatility	2,937,432	50,729,444
AllianzGI Emerging Markets Debt (c)	1,372,740	20,069,453
AllianzGI Emerging Markets Small-Cap (c)	342,371	5,823,731
AllianzGI High Yield Bond (c)	621,657	5,576,262
AllianzGI International Growth (c)	1,502,761	27,590,697
AllianzGI Structured Return (d)	471,549	7,577,793

Total Mutual Funds (cost—$368,471,032)		412,397,302

EXCHANGE-TRADED FUNDS—6.0%

iShares iBoxx $ Investment Grade Corporate Bond	115,950	13,973,135
iShares MBS	86,470	9,231,537
PIMCO Broad U.S. TIPS Index (b)	82,612	4,767,530

Total Exchange-Traded Funds (cost—$27,892,979)		27,972,202

	Principal Amount (000s)	Value*

U.S. TREASURY OBLIGATIONS—1.1%

U.S. Treasury Notes (a), 2.75%, 2/15/19 (cost—$5,117,355)	$5,000	$5,112,010

Repurchase Agreements—3.9%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $17,959,180; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $18,322,437 including accrued interest (cost—$17,959,000)	17,959	17,959,000

Total Investments (cost—$419,440,366)—99.7%		463,440,514

Other assets less liabilities (e)—0.3%		1,598,273

Net Assets—100.0%		$465,038,787

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for futures.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class R6 share.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 5-Year U.S. Treasury Note	100	$11,784	9/29/17	$(9,556)
Australian Dollar	59	4,528	9/18/17	(157)
British Pound	58	4,729	9/18/17	(798)
Canadian Dollar	101	7,801	9/19/17	826
E-mini S&P 500 Index	269	32,561	9/15/17	(230,509)
Euro Currency	106	15,194	9/18/17	151,906
FTSE 100 Index	38	3,585	9/15/17	(85,190)
FTSE/MIB Index	38	4,448	9/15/17	(75,145)
Long Gilt	109	17,827	9/27/17	(348,029)
Mini DAX European Index	61	4,292	9/15/17	(169,736)
Mini MSCI Emerging Markets Index	95	4,789	9/15/17	(26,344)
Russell 2000 Mini Index	85	6,011	9/15/17	(9,615)
TOPIX Index	44	6,304	9/7/17	81,976
Short: Japanese Yen	(44)	(4,901)	9/18/17	1,970

				$(718,401)

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2017 (unaudited) (continued)

(f)	At June 30, 2017, the Fund pledged $2,622,089 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Megatrends Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)(b)—98.6%

AllianzGI Emerging Markets Consumer	34,025	$516,494
AllianzGI Global Natural Resources	30,743	434,097
AllianzGI Global Water	35,235	512,672
AllianzGI Health Sciences (c)	16,179	516,096
AllianzGI Technology	7,840	524,822

Total Investments (cost—$2,410,209)—98.6%		2,504,181

Other assets less liabilities—1.4%		35,787

Net Assets—100.0%		$2,539,968

Notes to Schedule of Investments:

(a) Affiliated fund.

(b) Institutional Class share.

(c) Non-income producing.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—78.9%

Brazil—3.9%
Banco Bradesco S.A.	3,740	$31,158
Banco do Brasil S.A.	8,100	65,526
Banco Santander Brasil S.A. UNIT	1,700	12,829
BM&FBovespa S.A.—Bolsa de Valores Mercadorias e Futuros	656	3,911
Cia de Saneamento de Minas Gerais—COPASA	1,200	14,489
Cosan Ltd., Class A	5,471	35,069
Cosan S.A. Industria e Comercio	3,900	40,708
JBS S.A.	4,600	9,067
MRV Engenharia e Participacoes S.A.	11,400	46,523
Sao Martinho S.A.	1,200	6,230

		265,510

China—29.4%
Agricultural Bank of China Ltd., Class H	94,000	44,426
Alibaba Group Holding Ltd. ADR (d)	1,690	238,121
BAIC Motor Corp., Ltd., Class H (a)	7,000	6,788
Baidu, Inc. ADR (d)	160	28,618
Bank of China Ltd., Class H	158,000	77,478
Bank of Communications Co., Ltd., Class H	84,000	59,260
BYD Electronic International Co., Ltd.	8,500	16,849
China Communications Services Corp., Ltd., Class H	18,000	10,368
China Construction Bank Corp., Class H	100,000	77,765
China Everbright Bank Co., Ltd., Class H	47,000	21,963
China High Speed Transmission Equipment Group Co., Ltd.	6,000	6,567
China Merchants Bank Co., Ltd., Class H	24,000	72,321
China Minsheng Banking Corp., Ltd., Class H	42,000	41,891
China Mobile Ltd.	1,500	15,903
China Mobile Ltd. ADR	752	39,924
China Petroleum & Chemical Corp., Class H	114,000	89,262
China Power International Development Ltd.	73,000	25,903
China Southern Airlines Co., Ltd., Class H	10,000	8,452
Chinasoft International Ltd.	18,000	9,536
Chongqing Rural Commercial Bank Co., Ltd., Class H	69,000	46,535
CIFI Holdings Group Co., Ltd.	20,000	8,895
Geely Automobile Holdings Ltd.	10,000	21,553
Guangzhou Automobile Group Co., Ltd., Class H	32,000	56,125
Guangzhou R&F Properties Co., Ltd., Class H	31,600	49,140
Hollysys Automation Technologies Ltd.	563	9,351
Hua Hong Semiconductor Ltd. (a)	7,000	9,494
Huaneng Renewables Corp., Ltd., Class H	16,000	4,936
Industrial & Commercial Bank of China Ltd., Class H	213,000	143,750

	Shares	Value*

NetEase, Inc. ADR	360	$108,227
Nexteer Automotive Group Ltd.	19,000	29,765
Pou Sheng International Holdings Ltd.	18,000	3,227
Shenzhen Expressway Co., Ltd., Class H	26,000	23,664
Shenzhen Investment Ltd.	22,000	9,717
Sichuan Expressway Co., Ltd., Class H	14,000	5,751
Sinopec Shanghai Petrochemical Co., Ltd., Class H	80,000	42,811
Sinopharm Group Co., Ltd., Class H	10,000	45,179
Springland International Holdings Ltd.	37,000	7,298
Tencent Holdings Ltd.	9,650	346,193
Tianneng Power International Ltd.	28,700	23,439
Tongda Group Holdings Ltd.	50,000	14,789
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	9,800	14,309
XTEP International Holdings Ltd.	16,500	6,362
Yuzhou Properties Co., Ltd.	33,000	19,426
Zhejiang Expressway Co., Ltd., Class H	20,000	26,125
Zhongsheng Group Holdings Ltd.	12,500	23,310

		1,990,766

Colombia—0.3%
Almacenes Exito S.A.	1,161	5,844
Corp. Financiera Colombiana S.A.	564	4,949
Grupo Aval Acciones y Valores S.A. ADR	717	5,936

		16,729

Czech Republic—0.3%
Moneta Money Bank AS (a)	4,984	16,687

Egypt—0.1%
Commercial International Bank Egypt SAE GDR	2,199	9,895

Hong Kong—1.0%
WH Group Ltd. (a)	66,500	67,150

Hungary—0.7%
Magyar Telekom Telecommunications PLC	8,154	14,237
MOL Hungarian Oil & Gas PLC	253	19,871
OTP Bank PLC	437	14,626

		48,734

India—0.6%
Tata Motors Ltd. ADR	718	23,701
Wipro Ltd. ADR	2,734	14,217

		37,918

Indonesia—0.7%
Adaro Energy Tbk PT	54,300	6,424
Gudang Garam Tbk PT	1,100	6,468
Telekomunikasi Indonesia Persero Tbk PT ADR	999	33,637

		46,529

Korea (Republic of)—11.9%
Daelim Industrial Co., Ltd.	424	32,996
Doosan Heavy Industries & Construction Co., Ltd.	249	4,561
GS Holdings Corp.	544	32,424
Hanil Cement Co., Ltd.	83	8,342

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Hanwha Chemical Corp.	2,141	$56,498
Hanwha General Insurance Co., Ltd.	767	5,678
KB Financial Group, Inc.	461	23,276
Korea Electric Power Corp.	1,288	45,930
Korea Electric Power Corp. ADR	3,038	54,593
Korea Petrochemical Ind Co., Ltd.	115	25,447
LG Chem Ltd.	83	21,121
Lotte Chemical Corp.	33	9,932
LS Corp.	237	15,109
S&T Motiv Co., Ltd.	144	6,358
S-Oil Corp.	134	11,102
Samsung Electronics Co., Ltd.	181	376,991
Samsung Electronics Co., Ltd. GDR (d)	35	36,287
Woori Bank	2,243	36,132

		802,777

Malaysia—2.4%
AirAsia Bhd.	68,000	51,480
Bermaz Auto Bhd.	15,140	7,089
Hong Leong Financial Group Bhd.	4,900	19,168
MISC Bhd.	3,700	6,436
Sunway Bhd.	7,575	6,920
Tenaga Nasional Bhd.	13,600	44,806
Top Glove Corp. Bhd.	19,300	25,852

		161,751

Mexico—1.8%
Alpek S.A.B de C.V.	9,000	10,791
Grupo Aeroportuario del Pacifico S.A.B de C.V., Class B	2,600	29,297
Grupo Lala S.A.B de C.V.	3,300	6,049
Industrias Bachoco S.A.B de C.V. ADR	806	46,732
Industrias Bachoco S.A.B de C.V., Ser. B	1,500	7,160
Vitro S.A.B de C.V., Ser. A	5,600	23,531

		123,560

Norway—0.2%
Bakkafrost P/F	351	13,217

Philippines—0.1%
DMCI Holdings, Inc.	23,600	6,595
San Miguel Corp.	1,350	2,782

		9,377

Russian Federation—2.2%
Lukoil PJSC ADR	344	16,784
Magnitogorsk Iron & Steel Works PJSC GDR	444	3,280
MegaFon PJSC GDR	700	6,400
MMC Norilsk Nickel PJSC ADR	403	5,533
Mobile TeleSystems PJSC ADR	6,475	54,261
RusHydro PJSC ADR	5,912	7,576
Severstal PJSC GDR	348	4,562
United Co. RUSAL PLC	16,000	7,831
X5 Retail Group NV GDR (d)	1,158	40,125

		146,352

Singapore—0.2%
Accordia Golf Trust UNIT	4,600	2,389
Croesus Retail Trust UNIT	4,200	3,599
Wing Tai Holdings Ltd.	6,500	9,398

		15,386

	Shares	Value*

South Africa—3.6%
AVI Ltd.	3,606	$26,185
Clicks Group Ltd.	2,581	27,585
Fortress Income Fund Ltd., Class A	5,234	6,865
Investec Ltd.	1,341	9,892
Liberty Holdings Ltd.	4,895	42,098
Naspers Ltd., Class N	127	25,010
Raubex Group Ltd.	3,582	6,579
Redefine Properties Ltd. REIT	6,604	5,311
Sappi Ltd.	6,148	40,914
SPAR Group Ltd.	1,306	15,385
Super Group Ltd. (d)	3,534	9,968
Tiger Brands Ltd.	875	24,601
Tsogo Sun Holdings Ltd.	3,201	5,484

		245,877

Taiwan—13.1%
Accton Technology Corp.	7,000	17,838
AmTRAN Technology Co., Ltd.	9,000	6,194
Chicony Power Technology Co., Ltd.	5,000	10,382
China Motor Corp.	11,000	10,321
Elite Material Co., Ltd.	13,000	63,000
First Financial Holding Co., Ltd.	42,000	28,084
Formosa Chemicals & Fibre Corp.	12,000	37,646
Grape King Bio Ltd.	2,000	13,300
Hon Hai Precision Industry Co., Ltd.	21,210	81,531
Hon Hai Precision Industry Co., Ltd. GDR	1,521	11,729
Inventec Corp.	8,000	6,516
King Yuan Electronics Co., Ltd.	15,000	15,349
Lite-On Technology Corp.	26,439	43,398
Mitac Holdings Corp.	22,437	28,632
Powertech Technology, Inc.	6,800	20,976
Sinbon Electronics Co., Ltd.	5,479	12,933
Taiwan Cooperative Financial Holding Co., Ltd.	28,000	14,863
Taiwan Semiconductor Manufacturing Co., Ltd.	49,000	334,778
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	173	6,048
Tong Yang Industry Co., Ltd.	3,000	5,569
Tripod Technology Corp.	3,000	9,556
United Microelectronics Corp.	36,000	17,472
Win Semiconductors Corp. (d)	9,100	49,933
Wistron Corp.	39,482	40,134

		886,182

Thailand—2.8%
Airports of Thailand PCL (c)	35,000	48,633
GFPT PCL (c)	5,400	3,082
PTT Global Chemical PCL (c)	9,300	18,742
PTT PCL (c)	6,200	67,472
Siam Cement PCL	1,250	18,464
Thai Union Group PCL (c)	2,600	1,615
Thanachart Capital PCL (c)	11,500	15,558
Tisco Financial Group PCL (c)	6,100	13,642

		187,208

Turkey—2.6%
Akbank TAS	13,323	37,110
Arcelik AS	2,506	18,557
BIM Birlesik Magazalar AS	1,140	21,136

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Petkim Petrokimya Holding AS	6,745	$11,619
Tofas Turk Otomobil Fabrikasi AS	3,122	25,642
Trakya Cam Sanayii AS	7,788	8,568
Turkiye Vakiflar Bankasi Tao	28,847	53,041

		175,673

United States—1.0%
China Biologic Products, Inc. (d)	364	41,169
First BanCorp (d)	5,027	29,106

		70,275

Total Common Stock (cost—$4,318,060)		5,337,553

PREFERRED STOCK—4.5%

Brazil—3.0%
Banco Bradesco S.A.	5,403	45,910
Banco do Estado do Rio Grande do Sul S.A., Class B	3,100	12,296
Braskem S.A., Class A	600	6,194
Cia de Gas de Sao Paulo—COMGAS, Class A	500	6,977
Cia de Transmissao de Energia Eletrica Paulista	1,400	27,257
Metalurgica Gerdau S.A. (d)	3,100	4,651
Petroleo Brasileiro S.A. (d)	10,400	38,832
Telefonica Brasil S.A. (d)	4,700	63,699

		205,816

Colombia—0.5%
Banco Davivienda S.A.	2,951	32,614

Korea (Republic of)—1.0%
Samsung Electronics Co., Ltd.	40	65,220

Total Preferred Stock (cost—$259,990)		303,650

	Principal Amount (000s)	Value*

Repurchase Agreements—13.0%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $879,009; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $898,743 including accrued interest (cost—$879,000)	$879	$879,000

Total Investments (cost—$5,457,050) (b)—96.4%		6,520,203

Other assets less liabilities (e)—3.6%		241,688

Net Assets—100.0%		$6,761,891

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $100,119, representing 1.5% of net assets.
(b)	Securities with an aggregate value of $3,928,710, representing 58.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $168,744, representing 2.5% of net assets.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: SGX Nifty 50 Index	34	$647	7/27/17	$(9,050)

(f)	At June 30, 2017, the Fund pledged $59,164 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	16.3%
Internet Software & Services	10.7%
Technology Hardware, Storage & Peripherals	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Oil, Gas & Consumable Fuels	5.3%
Chemicals	3.6%
Food Products	3.1%
Electronic Equipment, Instruments & Components	3.0%
Electric Utilities	2.7%
Automobiles	2.1%
Transportation Infrastructure	2.0%
Diversified Telecommunication Services	1.8%
Wireless Telecommunication Services	1.7%
Food & Staples Retailing	1.6%
Real Estate Management & Development	1.6%
Household Durables	1.1%
Auto Components	1.0%
Airlines	0.9%
Electrical Equipment	0.7%
Insurance	0.7%
Health Care Providers & Services	0.7%
Specialty Retail	0.6%
Biotechnology	0.6%
Paper & Forest Products	0.6%
Construction & Engineering	0.6%
Communications Equipment	0.5%
Independent Power Producers & Energy Traders	0.5%
Construction Materials	0.4%
Metals & Mining	0.4%
Health Care Equipment & Supplies	0.4%
Media	0.4%
IT Services	0.3%
Containers & Packaging	0.3%
Water Utilities	0.2%
Capital Markets	0.2%
Personal Products	0.2%
Equity Real Estate Investment Trusts (REITs)	0.2%
Industrial Conglomerates	0.1%
Building Products	0.1%
Hotels, Restaurants & Leisure	0.1%
Multi-line Retail	0.1%
Gas Utilities	0.1%
Tobacco	0.1%
Marine	0.1%
Textiles, Apparel & Luxury Goods	0.1%
Diversified Financial Services	0.1%
Repurchase Agreements	13.0%
Other assets less liabilities	3.6%

100.0%

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.0%

Argentina—0.1%
Adecoagro S.A. (d)	32,791	$327,582
Grupo Financiero Galicia S.A. ADR	9,635	410,836

		738,418

Australia—1.2%
Bapcor Ltd.	79,775	336,620
Bendigo and Adelaide Bank Ltd.	90,714	772,210
BlueScope Steel Ltd.	94,876	960,530
CSR Ltd.	126,062	409,702
Downer EDI Ltd.	67,453	332,267
Fortescue Metals Group Ltd.	107,988	432,286
Harvey Norman Holdings Ltd.	90,213	264,909
Metcash Ltd. (d)	340,126	627,449
Myer Holdings Ltd.	687,658	441,369
Qantas Airways Ltd.	254,340	1,117,962
Retail Food Group Ltd.	135,827	490,653
South32 Ltd.	450,523	927,855
Southern Cross Media Group Ltd.	217,415	208,007
Star Entertainment Group Ltd.	78,014	302,793
Tassal Group Ltd.	217,202	636,000
WPP AUNZ Ltd.	441,600	424,267

		8,684,879

Austria—0.5%
BUWOG AG (d)	15,209	436,966
Erste Group Bank AG	20,368	780,191
EVN AG	29,087	434,872
OMV AG	20,317	1,055,318
Porr AG	8,692	274,299
Voestalpine AG	9,429	439,483

		3,421,129

Belgium—0.4%
D’ieteren S.A.	7,725	360,977
KBC Group NV	28,704	2,176,308
Solvay S.A.	5,592	750,509

		3,287,794

Brazil—0.4%
Cia de Saneamento de Minas Gerais—COPASA	24,000	289,776
Cielo S.A.	112,300	833,886
JBS S.A.	132,600	261,366
MRV Engenharia e Participacoes S.A.	54,000	220,375
Qualicorp S.A.	108,400	939,080
Sao Martinho S.A.	59,700	309,952

		2,854,435

Canada—4.9%
Atco Ltd., Class I	16,877	659,957
Bank of Montreal	30,824	2,263,311
BCE, Inc.	11,156	502,398
Canadian Imperial Bank of Commerce	23,728	1,928,357
Canadian Tire Corp., Ltd., Class A	13,427	1,527,829
Celestica, Inc. (d)	27,159	369,017
CGI Group, Inc., Class A (d)	12,519	639,658
Chorus Aviation, Inc.	33,260	195,179
Cogeco Communications, Inc.	14,825	905,528
CT Real Estate Investment Trust REIT	33,287	369,114

	Shares	Value*

Dream Global Real Estate Investment Trust REIT	50,610	$426,173
Enercare, Inc.	26,347	400,650
Exchange Income Corp.	25,552	651,410
Fortis, Inc.	29,945	1,052,509
Genworth MI Canada, Inc.	18,321	504,082
George Weston Ltd.	6,454	584,234
H&R Real Estate Investment Trust REIT	23,810	404,300
High Liner Foods, Inc.	22,958	309,636
Industrial Alliance Insurance & Financial Services, Inc.	19,259	835,527
Kirkland Lake Gold Ltd.	75,378	713,208
Laurentian Bank of Canada	32,299	1,349,196
Linamar Corp.	31,655	1,560,293
Loblaw Cos., Ltd.	30,860	1,716,718
Lucara Diamond Corp.	165,833	352,945
Magna International, Inc.	13,234	613,022
Manulife Financial Corp.	78,674	1,474,834
Martinrea International, Inc.	22,134	180,752
Medical Facilities Corp.	54,858	619,310
Metro, Inc.	34,212	1,125,978
National Bank of Canada	17,173	722,119
Open Text Corp.	13,839	436,791
Power Financial Corp.	11,386	292,113
Pure Industrial Real Estate Trust REIT	75,722	401,733
Rogers Sugar, Inc.	79,740	389,845
Royal Bank of Canada	32,834	2,384,060
Tahoe Resources, Inc.	34,896	300,846
TFI International, Inc.	9,473	204,318
TMX Group Ltd.	13,004	707,559
Toronto-Dominion Bank	45,276	2,281,606
TransCanada Corp.	29,929	1,426,751
Transcontinental, Inc., Class A	72,887	1,444,476
WestJet Airlines Ltd.	41,576	742,200

		35,969,542

Chile—0.2%
Cencosud S.A.	262,619	699,051
Enel Chile S.A.	8,618,023	946,675

		1,645,726

China—4.5%
AAC Technologies Holdings, Inc.	30,600	382,229
Agile Group Holdings Ltd.	512,909	469,636
Agricultural Bank of China Ltd., Class H	850,000	401,726
Air China Ltd., Class H (d)	419,653	432,556
Alibaba Group Holding Ltd. ADR (d)	21,309	3,002,438
Bank of Chongqing Co., Ltd., Class H	801,500	639,430
Bank of Communications Co., Ltd., Class H	1,013,961	715,320
Beijing Enterprises Holdings Ltd.	310,500	1,497,135
BYD Electronic International Co., Ltd.	401,682	796,232
China Communications Construction Co., Ltd., Class H	281,000	361,944

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

China Construction Bank Corp., Class H	2,527,188	$1,965,256
China High Speed Transmission Equipment Group Co., Ltd.	180,880	197,985
China Lumena New Materials Corp. (c)(d)	60,228	1,157
China Merchants Bank Co., Ltd., Class H	147,656	444,944
China Petroleum & Chemical Corp., Class H	1,352,200	1,058,775
China Railway Construction Corp., Ltd., Class H	221,484	288,731
China Southern Airlines Co., Ltd., Class H	1,110,846	938,848
China Zhongwang Holdings Ltd.	831,200	365,061
Great Wall Motor Co., Ltd., Class H	263,740	325,490
Guangzhou Automobile Group Co., Ltd., Class H	528,565	927,057
Guangzhou R&F Properties Co., Ltd., Class H	97,919	152,269
Hua Hong Semiconductor Ltd. (a)	534,000	724,293
Industrial & Commercial Bank of China Ltd., Class H	2,963,000	1,999,676
Lee & Man Paper Manufacturing Ltd.	289,483	268,582
Minth Group Ltd.	50,685	214,718
NetEase, Inc. ADR	8,781	2,639,832
Nexteer Automotive Group Ltd.	282,000	441,769
Pou Sheng International Holdings Ltd.	2,193,000	393,201
Semiconductor Manufacturing International Corp. (d)	779,500	902,929
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	282,389	841,028
Shenzhen Expressway Co., Ltd., Class H	291,426	265,237
Sinopec Shanghai Petrochemical Co., Ltd., Class H	794,620	425,228
Sinopharm Group Co., Ltd., Class H	162,079	732,258
Skyworth Digital Holdings Ltd.	854,848	530,765
Sun Art Retail Group Ltd.	752,500	598,992
Tencent Holdings Ltd.	98,919	3,548,713
Tianneng Power International Ltd.	374,000	305,440
Travelsky Technology Ltd., Class H	345,000	1,016,198
Yum China Holdings, Inc. (d)	14,776	582,618
Yuzhou Properties Co., Ltd.	2,363,708	1,391,405

		33,187,101

Colombia—0.0%
Almacenes Exito S.A.	67,834	341,453

Czech Republic—0.1%
Philip Morris CR AS (d)	676	446,082

Denmark—0.6%
Danske Bank A/S	40,551	1,560,121
Dfds A/S	19,504	1,039,776
Scandinavian Tobacco Group A/S, Class A (a)	20,210	329,055
Schouw & Co. AB	2,886	309,697

	Shares	Value*

Spar Nord Bank A/S	30,466	$399,554
TDC A/S	156,774	911,702

		4,549,905

Finland—0.4%
Cramo Oyj	13,987	418,551
Stora Enso Oyj, Class R	58,090	750,642
UPM-Kymmene Oyj	50,901	1,451,427

		2,620,620

France—4.7%
Air France-KLM (d)	67,496	963,478
Alten S.A.	3,089	254,771
Amundi S.A. (a)	11,376	824,266
ArcelorMittal (d)	44,845	1,017,223
Arkema S.A.	15,181	1,621,205
Atos SE	17,852	2,504,824
AXA S.A.	85,415	2,338,948
Capgemini SE	8,483	876,315
Cie de Saint-Gobain	23,869	1,274,724
Cie Generale des Etablissements Michelin	7,542	1,003,794
CNP Assurances	37,867	849,970
Eiffage S.A.	17,083	1,551,837
Faurecia	14,690	744,947
IPSOS	10,839	406,675
L’Oreal S.A.	6,973	1,453,971
Maisons du Monde S.A. (a)(d)	11,748	457,083
MGI Coutier	11,754	470,137
Orange S.A.	117,110	1,863,795
Peugeot S.A.	35,387	705,251
Rallye S.A.	17,823	367,028
Renault S.A.	10,780	975,323
Sanofi	25,545	2,447,719
Societe Generale S.A.	13,437	724,599
Teleperformance (d)	5,944	762,151
Thales S.A.	6,654	716,132
Total S.A.	96,313	4,781,649
Valeo S.A.	10,882	732,129
Vinci S.A.	25,680	2,190,542

		34,880,486

Germany—2.8%
Bayer AG	21,702	2,812,797
Bayerische Motoren Werke AG	9,530	886,359
Daimler AG	14,949	1,084,231
Deutsche Lufthansa AG	52,981	1,207,412
Deutsche Post AG	39,008	1,464,292
Deutsche Telekom AG	49,370	889,892
Fresenius SE & Co. KGaA	22,339	1,917,867
Hannover Rueck SE	8,964	1,076,697
Indus Holding AG	4,304	305,290
Merck KGaA	5,978	723,330
METRO AG	34,252	1,157,105
Rheinmetall AG	4,316	410,812
Siemens AG	24,737	3,402,672
STADA Arzneimittel AG	9,262	657,889
Takkt AG	15,040	376,025
Talanx AG (d)	37,997	1,421,310

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Uniper SE	49,955	$938,669

		20,732,649

Greece—0.3%
FF Group (d)	35,765	873,972
JUMBO S.A.	46,117	842,760
Motor Oil Hellas Corinth Refineries S.A.	24,008	522,587

		2,239,319

Hong Kong—0.6%
Dah Sing Financial Holdings Ltd.	48,960	410,970
Hang Lung Group Ltd.	189,000	782,005
IT Ltd.	832,000	410,355
Jardine Strategic Holdings Ltd.	21,300	887,941
Kerry Properties Ltd.	107,757	365,877
WH Group Ltd. (a)	985,000	994,624
Xinyi Glass Holdings Ltd. (d)	553,708	548,074

		4,399,846

India—0.2%
Tata Motors Ltd. ADR	36,628	1,209,090

Indonesia—0.7%
Bank Danamon Indonesia Tbk PT	1,136,000	435,033
Bank Negara Indonesia Persero Tbk PT	3,643,145	1,791,322
Bank Tabungan Negara Persero Tbk PT	2,092,600	408,740
Indofood CBP Sukses Makmur Tbk PT	699,518	462,257
Indofood Sukses Makmur Tbk PT	679,021	438,429
Telekomunikasi Indonesia Persero Tbk PT	4,157,394	1,411,815
Waskita Karya Persero Tbk PT	2,112,800	367,141

		5,314,737

Israel—0.5%
Delta-Galil Industries Ltd.	12,372	366,825
El Al Israel Airlines	467,377	429,643
Israel Corp., Ltd. (d)	4,283	909,776
Mizrahi Tefahot Bank Ltd.	47,960	872,017
Teva Pharmaceutical Industries Ltd. ADR	41,726	1,386,138

		3,964,399

Italy—1.0%
ACEA SpA	28,048	425,105
Enav SpA (a)	97,963	422,469
Enel SpA	394,573	2,116,289
Intesa Sanpaolo SpA	394,853	1,255,952
Iren SpA	181,416	420,210
OVS SpA (a)	65,655	467,455
Poste Italiane SpA (a)	117,228	803,831
Recordati SpA	30,838	1,251,072
Unipol Gruppo Finanziario SpA	89,662	393,400

		7,555,783

Japan—6.3%
Aisin Seiki Co., Ltd.	19,600	1,007,570
Brother Industries Ltd.	40,800	945,051

	Shares	Value*

Canon, Inc.	65,700	$2,234,806
Cawachi Ltd.	27,100	656,248
Daiho Corp.	73,000	347,482
Daiwa House Industry Co., Ltd.	12,046	412,281
Exedy Corp.	5,926	167,540
Foster Electric Co., Ltd.	18,000	311,201
Hamakyorex Co., Ltd.	19,500	487,672
Idemitsu Kosan Co., Ltd.	22,829	649,455
Iida Group Holdings Co., Ltd.	78,700	1,313,621
ITOCHU Corp.	144,823	2,156,258
Japan Airlines Co., Ltd.	28,783	891,573
JFE Holdings, Inc.	32,100	558,912
Maeda Corp.	66,057	728,944
Marubeni Corp.	264,100	1,711,012
Marudai Food Co., Ltd.	81,000	379,042
Matsumotokiyoshi Holdings Co., Ltd.	7,286	415,042
Mazda Motor Corp.	88,800	1,247,541
Mitsubishi Chemical Holdings Corp.	102,194	851,455
Mitsubishi Corp.	88,600	1,862,461
Mitsubishi Tanabe Pharma Corp.	40,400	934,536
Mitsubishi UFJ Financial Group, Inc.	438,415	2,957,128
Mitsui & Co., Ltd.	151,000	2,161,691
Mitsui Engineering & Shipbuilding Co., Ltd.	246,000	352,483
Mitsui Sugar Co., Ltd.	30,500	883,619
MS&AD Insurance Group Holdings, Inc.	22,000	742,031
NEC Corp.	475,000	1,262,741
Nippon Telegraph & Telephone Corp.	52,248	2,466,318
Nissan Motor Co., Ltd.	226,341	2,259,998
Nomura Real Estate Holdings, Inc.	18,943	372,792
ORIX Corp.	71,199	1,107,845
Paramount Bed Holdings Co., Ltd.	7,869	344,183
Raito Kogyo Co., Ltd.	53,137	562,802
Sapporo Holdings Ltd.	15,640	431,220
SCREEN Holdings Co., Ltd.	7,189	480,890
Seiko Epson Corp.	41,400	923,733
Sekisui House Ltd.	38,177	674,725
SKY Perfect JSAT Holdings, Inc.	72,200	310,986
Sojitz Corp.	155,816	383,569
Sompo Holdings, Inc.	13,115	509,057
Sumitomo Forestry Co., Ltd.	26,520	417,754
Sumitomo Mitsui Trust Holdings, Inc.	16,515	593,207
Sumitomo Osaka Cement Co., Ltd.	67,028	318,770
Tokyo Seimitsu Co., Ltd.	11,700	377,444
Toyota Motor Corp.	57,949	3,046,000
Universal Entertainment Corp.	12,200	373,407
West Japan Railway Co.	9,035	639,276
Yamaha Motor Co., Ltd.	21,400	555,316
Yokohama Rubber Co., Ltd.	33,903	683,456

		46,462,144

Korea (Republic of)—3.0%
Fila Korea Ltd.	5,818	434,826
Hankook Tire Co., Ltd.	12,719	707,006
Hanwha Chemical Corp.	62,769	1,656,391
Hyosung Corp.	2,894	423,795
Hyundai Development Co.	20,209	830,019

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

KB Financial Group, Inc.	22,952	$1,158,851
Kia Motors Corp.	14,472	483,302
Korea Electric Power Corp.	21,071	751,385
Korea Petrochemical Ind Co., Ltd.	3,623	801,687
KT&G Corp.	6,611	676,250
LG Corp.	8,562	578,859
LG Electronics, Inc.	7,421	520,623
Lotte Chemical Corp.	1,771	533,029
LS Corp.	15,220	970,261
Mando Corp.	1,798	404,932
POSCO	9,104	2,280,480
S-Oil Corp.	7,659	634,567
Samsung Biologics Co., Ltd. (a)(d)	4,774	1,217,796
Samsung Electronics Co., Ltd. GDR	3,840	3,974,400
SK Innovation Co., Ltd.	9,167	1,269,595
SK Telecom Co., Ltd.	3,682	856,017
Woori Bank	53,982	869,590

		22,033,661

Malaysia—0.4%
AirAsia Bhd.	767,300	580,890
CIMB Group Holdings Bhd.	716,000	1,097,463
Tenaga Nasional Bhd.	403,200	1,328,369

		3,006,722

Mexico—0.1%
Industrias Bachoco S.A.B de C.V. ADR	10,123	586,932

Morocco—0.1%
Douja Promotion Groupe Addoha S.A.	81,476	411,660

Netherlands—1.2%
ABN AMRO Group NV (a)	35,351	936,512
AerCap Holdings NV (d)	19,930	925,350
ASR Nederland NV	29,326	988,931
BE Semiconductor Industries NV	8,186	437,750
ING Groep NV	182,012	3,142,029
Koninklijke Ahold Delhaize NV	41,333	788,932
NN Group NV	27,984	992,957
OCI NV (d)	20,139	443,437
Philips Lighting NV (a)	13,460	497,177

		9,153,075

New Zealand—0.3%
Air New Zealand Ltd.	386,682	923,939
Metlifecare Ltd.	184,365	725,589
Summerset Group Holdings Ltd.	105,998	368,907

		2,018,435

Norway—0.7%
Austevoll Seafood ASA	37,439	318,182
Bakkafrost P/F	17,743	668,120
Leroy Seafood Group ASA	45,250	245,740
Marine Harvest ASA (d)	27,411	468,980
Orkla ASA	99,372	1,010,018
Salmar ASA	26,060	645,955
Sparebank 1 Nord Norge	55,713	378,894
SpareBank 1 SMN	62,734	539,519
Stolt-Nielsen Ltd.	41,707	586,983
Veidekke ASA	18,831	245,855

		5,108,246

	Shares	Value*

Peru—0.3%
Cia de Minas Buenaventura SAA ADR	69,857	$803,356
Credicorp Ltd.	6,137	1,100,916

		1,904,272

Philippines—0.2%
Aboitiz Equity Ventures, Inc.	596,490	899,181
Cebu Air, Inc.	171,390	332,410
Globe Telecom, Inc.	14,110	572,677

		1,804,268

Russian Federation—0.2%
Magnitogorsk Iron & Steel Works PJSC GDR	52,138	385,821
United Co. RUSAL PLC	1,494,000	731,247

		1,117,068

Singapore—0.7%
Accordia Golf Trust UNIT	896,500	465,587
BOC Aviation Ltd. (a)	68,900	364,280
DBS Group Holdings Ltd.	131,800	1,983,691
Japfa Ltd.	957,400	448,208
Jardine Cycle & Carriage Ltd.	26,300	846,771
Oversea-Chinese Banking Corp., Ltd.	104,400	817,801
QAF Ltd.	361,800	333,747

		5,260,085

South Africa—0.2%
Gold Fields Ltd.	207,257	712,747
Sibanye Gold Ltd. ADR	51,392	237,945
Super Group Ltd. (d)	85,529	241,240

		1,191,932

Spain—1.0%
ACS Actividades de Construccion y Servicios S.A.	18,884	730,128
Amadeus IT Group S.A.	25,052	1,497,501
Bankinter S.A.	40,900	377,301
Ebro Foods S.A.	17,407	397,628
Faes Farma S.A.	95,322	316,773
International Consolidated Airlines Group S.A. (d)	129,713	1,031,191
Repsol S.A.	114,674	1,758,075
Telefonica S.A.	122,998	1,273,227

		7,381,824

Sweden—0.9%
Bilia AB, Class A	54,646	539,993
Bonava AB, Class B	22,300	381,258
Castellum AB	39,496	580,254
Essity AB, Class B (d)	19,222	525,914
Granges AB	35,416	325,836
Holmen AB, Class B	13,026	565,362
Humana AB	86,436	646,369
Inwido AB	25,282	355,215
Klovern AB, Class B	327,914	358,943
Scandic Hotels Group AB (a)	41,201	535,510
Svenska Cellulosa AB SCA, Class B	19,222	145,415
Swedbank AB, Class A	49,918	1,218,291
Wihlborgs Fastigheter AB	18,239	385,624

		6,563,984

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Switzerland—1.2%
Adecco Group AG	12,981	$988,920
Bell Food Group AG	1,592	761,633
BKW AG	14,011	823,605
Bobst Group S.A.	10,363	996,515
Feintool International Holding AG (d)	2,924	363,175
Kudelski S.A.	20,215	345,026
Lonza Group AG (d)	4,733	1,025,244
Schweiter Technologies AG	315	408,306
Swiss Life Holding AG (d)	3,377	1,142,344
Zurich Insurance Group AG	5,746	1,676,963

		8,531,731

Taiwan—1.8%
Accton Technology Corp.	599,000	1,526,392
AU Optronics Corp.	1,933,000	882,298
China Steel Corp.	540,000	439,108
Compeq Manufacturing Co., Ltd.	1,328,000	1,081,093
Eva Airways Corp.	741,000	366,553
Hon Hai Precision Industry Co., Ltd.	724,000	2,783,048
Innolux Corp.	1,726,000	901,172
Lite-On Technology Corp.	426,000	699,246
Taiwan Semiconductor Manufacturing Co., Ltd.	580,000	3,962,684
Yuanta Financial Holding Co., Ltd.	1,937,000	853,413

		13,495,007

Thailand—0.8%
Electricity Generating PCL (c)	116,400	733,147
IRPC PCL (c)	1,072,100	168,692
Kiatnakin Bank PCL (c)	406,000	853,801
PTT Global Chemical PCL (c)	276,900	558,024
PTT PCL (c)	84,700	921,758
Siam Cement PCL	78,250	1,155,832
Thai Oil PCL (c)	351,000	815,907
Thanachart Capital PCL (c)	266,900	361,091
Tisco Financial Group PCL (c)	164,300	367,427

		5,935,679

Turkey—0.6%
Akbank TAS	341,722	951,837
Arcelik AS	119,121	882,081
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (d)	813,467	679,700
Eregli Demir ve Celik Fabrikalari TAS	229,846	460,431
Haci Omer Sabanci Holding AS	185,544	576,354
Tekfen Holding AS	150,312	372,559
Turkiye Vakiflar Bankasi Tao	234,134	430,500

		4,353,462

United Kingdom—6.2%
3i Group PLC	35,897	422,061
Anglo American PLC (d)	122,990	1,643,112
Aviva PLC	175,583	1,204,388
Bellway PLC	17,481	678,350
Berkeley Group Holdings PLC	7,865	330,719
BP PLC	459,887	2,654,547

	Shares	Value*

British American Tobacco PLC	57,053	$3,887,756
Carillion PLC	121,079	294,467
Carnival PLC	29,760	1,967,835
Centamin PLC	97,019	195,966
Compass Group PLC	82,116	1,733,266
Entertainment One Ltd.	70,288	201,769
Firstgroup PLC (d)	503,161	824,834
Galliford Try PLC	25,032	378,909
GlaxoSmithKline PLC	138,853	2,955,798
Greene King PLC	27,183	238,566
Hostelworld Group PLC (a)	124,219	561,408
HSBC Holdings PLC	185,821	1,724,784
Imperial Brands PLC	43,862	1,971,032
Informa PLC	131,239	1,144,716
International Game Technology PLC	17,974	328,924
J Sainsbury PLC	204,406	670,464
Keller Group PLC	79,111	906,735
Micro Focus International PLC	5,981	176,853
National Express Group PLC	229,342	1,095,277
Northgate PLC	55,978	323,058
Old Mutual PLC	296,908	749,062
Paragon Group of Cos. PLC	37,241	207,152
Pendragon PLC	889,736	359,239
Plus500 Ltd.	78,058	554,591
RELX PLC	48,919	1,057,481
Rio Tinto PLC	43,542	1,844,082
Royal Dutch Shell PLC, Class A	66,305	1,763,043
Royal Dutch Shell PLC, Class B	177,981	4,778,148
Shire PLC	31,885	1,758,104
Tate & Lyle PLC	142,675	1,229,626
Taylor Wimpey PLC	236,256	542,549
Trinity Mirror PLC	129,269	165,420
WPP PLC	101,469	2,136,599

		45,660,690

United States—47.7%
AbbVie, Inc.	45,653	3,310,299
ACCO Brands Corp. (d)	36,821	428,965
Activision Blizzard, Inc.	25,101	1,445,065
Advanced Energy Industries, Inc. (d)	8,842	571,989
Aetna, Inc.	13,334	2,024,501
AG Mortgage Investment Trust, Inc. REIT	21,316	390,083
Agilent Technologies, Inc.	33,614	1,993,646
AGNC Investment Corp. REIT	32,497	691,861
Air Lease Corp.	15,734	587,822
Aircastle Ltd.	24,382	530,309
Alaska Air Group, Inc.	8,084	725,620
Alcoa Corp.	23,150	755,848
Ally Financial, Inc.	26,708	558,197
Alphabet, Inc., Class A (d)	4,139	3,847,946
Alphabet, Inc., Class C (d)	4,234	3,847,563
Altria Group, Inc.	57,349	4,270,780
AMAG Pharmaceuticals, Inc. (d)	19,069	350,870
Amazon.com, Inc. (d)	4,326	4,187,568
Amdocs Ltd.	29,021	1,870,694
Ameren Corp.	4,714	257,714

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

American Equity Investment Life Holding Co.	28,213	$741,438
American Financial Group, Inc.	16,867	1,676,074
American Outdoor Brands Corp. (d)	15,270	338,383
AmerisourceBergen Corp.	16,818	1,589,806
Amgen, Inc.	20,889	3,597,712
AMN Healthcare Services, Inc. (d)	10,240	399,872
Anthem, Inc.	10,432	1,962,572
Apple, Inc.	54,185	7,803,724
Applied Materials, Inc.	59,912	2,474,965
Archer-Daniels-Midland Co.	39,490	1,634,096
Ares Commercial Real Estate Corp. REIT	15,302	200,303
Armada Hoffler Properties, Inc. REIT	25,149	325,680
Arrow Electronics, Inc. (d)	10,168	797,375
AT&T, Inc.	190,982	7,205,751
Bank of America Corp.	322,262	7,818,076
Baxter International, Inc.	23,242	1,407,071
Becton Dickinson and Co.	8,130	1,586,244
Best Buy Co., Inc.	19,274	1,104,978
BGC Partners, Inc., Class A	78,656	994,212
Big Lots, Inc.	7,612	367,660
Booz Allen Hamilton Holding Corp.	20,056	652,622
Boston Scientific Corp. (d)	55,169	1,529,285
Briggs & Stratton Corp.	15,211	366,585
Broadcom Ltd.	10,725	2,499,461
Bryn Mawr Bank Corp.	8,788	373,490
Bunge Ltd.	12,221	911,687
BWX Technologies, Inc.	7,557	368,404
CACI International, Inc., Class A (d)	3,878	484,944
Capital One Financial Corp.	11,044	912,455
CDW Corp.	13,465	841,966
Centene Corp. (d)	4,856	387,897
CenterPoint Energy, Inc.	15,509	424,636
CenterState Banks, Inc.	14,820	368,425
Central Garden & Pet Co., Class A (d)	5,941	178,349
Charles River Laboratories International, Inc. (d)	6,914	699,351
Chevron Corp.	40,622	4,238,093
Chimera Investment Corp. REIT	21,716	404,569
Cigna Corp.	3,385	566,615
Cirrus Logic, Inc. (d)	11,974	751,009
Cisco Systems, Inc.	107,561	3,366,659
Citigroup, Inc.	80,154	5,360,700
Coherent, Inc. (d)	3,634	817,614
Comcast Corp., Class A	109,502	4,261,818
Conduent, Inc. (d)	25,515	406,709
Convergys Corp.	51,815	1,232,161
Cooper Cos., Inc.	2,777	664,869
Cooper-Standard Holdings, Inc. (d)	3,938	397,226
Copa Holdings S.A., Class A	2,240	262,080
Corning, Inc.	80,111	2,407,336
CR Bard, Inc.	1,859	587,648
Crawford & Co., Class A	41,182	320,396
CSX Corp.	35,360	1,929,242
CVS Health Corp.	37,696	3,033,020
Danaher Corp.	25,422	2,145,363

	Shares	Value*

Darden Restaurants, Inc.	7,160	$647,550
Dean Foods Co.	30,238	514,046
Deere & Co.	15,698	1,940,116
Dell Technologies, Inc., Class V (d)	3,752	229,285
Delta Air Lines, Inc.	13,286	713,990
Deluxe Corp.	12,027	832,509
DHT Holdings, Inc.	73,798	306,262
Dick’s Sporting Goods, Inc.	13,254	527,907
Dow Chemical Co.	34,347	2,166,265
DR Horton, Inc.	12,336	426,456
DTE Energy Co.	2,188	231,469
DuPont Fabros Technology, Inc. REIT	5,750	351,670
Dynex Capital, Inc. REIT	26,094	185,267
E*TRADE Financial Corp. (d)	14,639	556,721
Eastman Chemical Co.	17,386	1,460,250
Edison International	5,110	399,551
Energizer Holdings, Inc.	7,554	362,743
Entercom Communications Corp., Class A	27,797	287,699
Entergy Corp.	16,952	1,301,405
Enterprise Financial Services Corp.	7,656	312,365
Euronet Worldwide, Inc. (d)	5,000	436,850
Everest Re Group Ltd.	2,864	729,146
Exelon Corp.	55,496	2,001,741
Exxon Mobil Corp.	53,803	4,343,516
Fabrinet (d)	19,099	814,763
Facebook, Inc., Class A (d)	53,715	8,109,891
Fidelity National Information Services, Inc.	17,886	1,527,464
First American Financial Corp.	13,716	612,968
First Busey Corp.	12,206	357,880
First Merchants Corp.	9,116	365,916
FirstEnergy Corp.	33,574	979,018
Foot Locker, Inc.	17,610	867,821
Ford Motor Co.	48,307	540,555
Fresh Del Monte Produce, Inc.	18,033	918,060
General Electric Co.	103,867	2,805,448
General Motors Co.	87,862	3,069,020
Gilead Sciences, Inc.	35,045	2,480,485
Global Brass & Copper Holdings, Inc.	9,672	295,480
Goldman Sachs Group, Inc.	8,582	1,904,346
Goodyear Tire & Rubber Co.	54,244	1,896,370
Great Western Bancorp, Inc.	6,840	279,140
Hartford Financial Services Group, Inc.	18,093	951,149
Hawaiian Holdings, Inc. (d)	5,075	238,271
Hawkins, Inc.	15,131	701,322
HCA Healthcare, Inc. (d)	10,427	909,234
Hewlett Packard Enterprise Co.	104,667	1,736,426
Hill-Rom Holdings, Inc.	5,957	474,237
Hologic, Inc. (d)	14,082	639,041
Home Depot, Inc.	34,709	5,324,361
Huntington Ingalls Industries, Inc.	7,200	1,340,352
INC Research Holdings, Inc., Class A (d)	6,637	388,265
Ingredion, Inc.	16,420	1,957,428
Integra LifeSciences Holdings Corp. (d)	9,040	492,770
Intel Corp.	112,294	3,788,800
International Business Machines Corp.	16,127	2,480,816

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

International Paper Co.	9,609	$543,965
Intuitive Surgical, Inc. (d)	1,996	1,866,999
Invesco Mortgage Capital, Inc. REIT	25,075	419,003
Jack in the Box, Inc.	7,154	704,669
JetBlue Airways Corp. (d)	20,776	474,316
Johnson & Johnson	55,870	7,391,042
Johnson Controls International PLC	57,512	2,493,720
JPMorgan Chase & Co.	90,093	8,234,500
Juniper Networks, Inc.	22,521	627,885
KAR Auction Services, Inc.	15,175	636,895
Kimball Electronics, Inc. (d)	21,458	387,317
Kohl’s Corp.	20,270	783,841
Kraton Corp. (d)	8,685	299,111
Kroger Co.	27,815	648,646
Laboratory Corp. of America Holdings (d)	10,391	1,601,669
Lam Research Corp.	25,175	3,560,500
Lear Corp.	16,297	2,315,478
LifePoint Health, Inc. (d)	11,480	770,882
Lincoln National Corp.	15,294	1,033,569
Lumentum Holdings, Inc. (d)	11,171	637,306
LyondellBasell Industries NV, Class A	19,945	1,683,159
Macy’s, Inc.	25,869	601,196
Maiden Holdings Ltd.	21,491	238,550
Mallinckrodt PLC (d)	27,565	1,235,188
Marathon Petroleum Corp.	24,291	1,271,148
Marcus Corp.	11,221	338,874
Masimo Corp. (d)	6,501	592,761
Maxim Integrated Products, Inc.	21,565	968,269
McDonald’s Corp.	19,158	2,934,239
McGrath RentCorp	10,586	366,593
McKesson Corp.	12,616	2,075,837
Medifast, Inc.	16,454	682,347
Mercer International, Inc.	16,904	194,396
Merck & Co., Inc.	34,489	2,210,400
Mettler-Toledo International, Inc. (d)	3,471	2,042,822
Microchip Technology, Inc.	13,803	1,065,316
Micron Technology, Inc. (d)	83,512	2,493,668
Microsoft Corp.	62,665	4,319,498
MKS Instruments, Inc.	6,915	465,380
Mohawk Industries, Inc. (d)	2,363	571,113
Molson Coors Brewing Co., Class B	9,108	786,385
Morgan Stanley	55,742	2,483,864
Murphy Oil Corp.	25,966	665,509
Net 1 UEPS Technologies, Inc. (d)	28,727	283,248
NETGEAR, Inc. (d)	6,804	293,252
NeuStar, Inc., Class A (d)	16,438	548,207
New Residential Investment Corp. REIT	20,697	322,045
Newell Brands, Inc.	43,931	2,355,580
Newfield Exploration Co. (d)	20,578	585,650
Northrop Grumman Corp.	5,961	1,530,248
NVIDIA Corp.	7,089	1,024,786
Omega Protein Corp.	30,745	550,336
ON Semiconductor Corp. (d)	51,588	724,296
ONE Gas, Inc.	4,669	325,943
Otter Tail Corp.	9,372	371,131
Owens Corning	14,604	977,300
Park Sterling Corp.	30,705	364,775
Pfizer, Inc.	126,713	4,256,290

	Shares	Value*

PG&E Corp.	19,084	$1,266,605
Pinnacle Foods, Inc.	39,223	2,329,846
Pioneer Natural Resources Co.	4,835	771,569
PNC Financial Services Group, Inc.	19,341	2,415,111
Principal Financial Group, Inc.	26,450	1,694,651
Provident Financial Services, Inc.	8,585	217,887
Prudential Financial, Inc.	16,691	1,804,965
Public Service Enterprise Group, Inc.	24,481	1,052,928
PVH Corp.	13,571	1,553,879
Pzena Investment Management, Inc., Class A	34,165	347,116
Qorvo, Inc. (d)	10,520	666,126
Quest Diagnostics, Inc.	10,881	1,209,532
Quintiles IMS Holdings, Inc. (d)	11,969	1,071,225
Reinsurance Group of America, Inc.	12,586	1,615,917
Reliance Steel & Aluminum Co.	3,998	291,094
Revlon, Inc., Class A (d)	11,793	279,494
Reynolds American, Inc.	39,534	2,571,291
Royal Caribbean Cruises Ltd.	4,883	533,370
Rudolph Technologies, Inc. (d)	14,645	334,638
Sanmina Corp. (d)	37,485	1,428,178
Scotts Miracle-Gro Co.	7,585	678,554
Semtech Corp. (d)	10,936	390,962
Sinclair Broadcast Group, Inc. Class A	13,623	448,197
Skyworks Solutions, Inc.	10,292	987,517
Snap-on, Inc.	2,318	366,244
Southern Co.	28,608	1,369,751
Southwest Airlines Co.	8,359	519,428
Southwestern Energy Co. (d)	179,227	1,089,700
SpartanNash Co.	4,909	127,438
Spirit AeroSystems Holdings, Inc., Class A	21,345	1,236,729
Stanley Black & Decker, Inc.	17,522	2,465,871
Staples, Inc.	41,582	418,731
Stoneridge, Inc. (d)	13,107	201,979
Stryker Corp.	17,066	2,368,419
SunTrust Banks, Inc.	38,806	2,201,076
Superior Industries International, Inc.	34,076	700,262
Sykes Enterprises, Inc. (d)	4,989	167,281
Sysco Corp.	22,667	1,140,830
Teleflex, Inc.	4,638	963,591
Tenet Healthcare Corp. (d)	45,175	873,685
Tesoro Corp.	11,437	1,070,503
Texas Instruments, Inc.	13,816	1,062,865
Thermo Fisher Scientific, Inc.	15,101	2,634,671
Thor Industries, Inc.	7,152	747,527
Time Warner, Inc.	22,598	2,269,065
TiVo Corp.	18,489	344,820
Tower International, Inc.	9,675	217,204
Tyson Foods, Inc., Class A	28,953	1,813,326
Union Bankshares Corp.	10,698	362,662
United Continental Holdings, Inc. (d)	5,874	442,019
UnitedHealth Group, Inc.	22,805	4,228,503
Universal Health Services, Inc., Class B	4,864	593,797
Unum Group	32,891	1,533,707
Vail Resorts, Inc.	1,727	350,287
Valero Energy Corp.	19,476	1,313,851
VCA, Inc. (d)	4,075	376,163
Verizon Communications, Inc.	115,922	5,177,077

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Viad Corp.	8,236	$389,151
Vishay Intertechnology, Inc.	27,556	457,430
Wal-Mart Stores, Inc.	34,915	2,642,367
Waste Management, Inc.	30,079	2,206,295
Weis Markets, Inc.	5,910	287,935
WellCare Health Plans, Inc. (d)	2,564	460,392
Wells Fargo & Co.	36,930	2,046,291
Western Digital Corp.	7,483	662,994
Whirlpool Corp.	2,010	385,156
Xerox Corp.	31,894	916,315
Xperi Corp.	10,536	313,973
Yum! Brands, Inc.	6,687	493,233
Zimmer Biomet Holdings, Inc.	8,358	1,073,167

		350,613,217

Total Common Stock (cost—$631,230,311)		720,637,487

PREFERRED STOCK—1.1%

Brazil—0.3%
Banco Bradesco S.A.	83,437	708,972
Cia Paranaense de Energia	31,300	231,757
Itau Unibanco Holding S.A.	71,023	787,858

		1,728,587

Colombia—0.1%
Banco Davivienda S.A.	67,696	748,158

Germany—0.2%
Henkel AG & Co. KGaA	12,388	1,708,227

Korea (Republic of)—0.5%
Samsung Electronics Co., Ltd.	2,223	3,624,597

Total Preferred Stock (cost—$6,033,392)		7,809,569

RIGHTS (d)—0.0%

Spain—0.0%
ACS Actividades de Construccion y Servicios S.A., expires 7/17/17	18,884	15,098
Repsol S.A., expires 6/30/17	114,674	52,390

Total Rights (cost—$70,547)		67,488

	Principal Amount (000s)	Value*

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $4,350,044; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $4,439,094 including accrued interest (cost—$4,350,000)	$4,350	$4,350,000

Total Investments (cost—$641,684,250) (b)—99.7%		732,864,544

Other assets less liabilities (e)—0.3%		2,218,934

Net Assets—100.0%		$735,083,478

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $9,135,759, representing 1.2% of net assets.
(b)	Securities with an aggregate value of $292,838,602, representing 39.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $4,781,004, representing 0.7% of net assets.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: Mini MSCI Emerging Markets Index	18	$907	9/15/17	$(2,406)
MSCI World Index	28	1,504	9/15/17	(15,884)

				$(18,290)

(f)	At June 30, 2017, the Fund pledged $889,165 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	11.4%
Oil, Gas & Consumable Fuels	5.4%
Semiconductors & Semiconductor Equipment	4.2%
Insurance	4.1%
Pharmaceuticals	3.9%
Health Care Providers & Services	3.7%
Internet Software & Services	3.4%
Technology Hardware, Storage & Peripherals	3.4%
Food Products	3.2%
Diversified Telecommunication Services	3.0%
Automobiles	2.5%
IT Services	2.4%
Food & Staples Retailing	2.4%
Metals & Mining	2.3%
Health Care Equipment & Supplies	2.3%
Chemicals	2.2%
Auto Components	2.1%
Electric Utilities	2.1%
Electronic Equipment, Instruments & Components	2.0%
Airlines	1.9%
Tobacco	1.9%
Media	1.8%
Hotels, Restaurants & Leisure	1.7%
Specialty Retail	1.7%
Biotechnology	1.6%
Trading Companies & Distributors	1.5%
Life Sciences Tools & Services	1.5%
Industrial Conglomerates	1.5%
Household Durables	1.4%
Construction & Engineering	1.4%
Capital Markets	1.1%
Communications Equipment	1.0%
Machinery	1.0%
Software	0.9%
Commercial Services & Supplies	0.9%
Real Estate Management & Development	0.8%
Building Products	0.8%
Road & Rail	0.8%
Aerospace & Defense	0.7%
Internet & Catalog Retail	0.7%
Multi-line Retail	0.5%
Multi-Utilities	0.5%
Paper & Forest Products	0.4%
Equity Real Estate Investment Trusts (REITs)	0.4%
Diversified Financial Services	0.4%
Household Products	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Professional Services	0.4%
Mortgage Real Estate Investment Trusts (REITs)	0.4%
Personal Products	0.3%
Construction Materials	0.3%
Independent Power Producers & Energy Traders	0.2%
Electrical Equipment	0.2%
Marine	0.2%

Distributors	0.2%
Consumer Finance	0.2%
Air Freight & Logistics	0.2%
Wireless Telecommunication Services	0.2%
Beverages	0.2%
Thrifts & Mortgage Finance	0.1%
Transportation Infrastructure	0.1%
Containers & Packaging	0.1%
Diversified Consumer Services	0.1%
Leisure Equipment & Products	0.1%
Leisure Products	0.0%
Gas Utilities	0.0%
Water Utilities	0.0%
Repurchase Agreements	0.6%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—97.9%

Australia—3.2%
Aristocrat Leisure Ltd.	4,832	$83,772
Australian Pharmaceutical Industries Ltd.	53,515	78,324
Bapcor Ltd.	941	3,971
Commonwealth Bank of Australia	536	34,098
CSR Ltd.	16,347	53,128
Harvey Norman Holdings Ltd.	28,325	83,176
Japara Healthcare Ltd.	47,323	76,384
Macquarie Group Ltd.	1,876	127,575
McMillan Shakespeare Ltd.	4,892	50,386
Metcash Ltd. (c)	16,517	30,470
Orora Ltd.	13,340	29,316
OZ Minerals Ltd.	11,735	66,800
Qantas Airways Ltd.	28,424	124,939
South32 Ltd.	37,056	76,317
Spotless Group Holdings Ltd.	23,859	21,073
Treasury Wine Estates Ltd.	9,465	95,709
Westpac Banking Corp.	4,643	108,711

		1,144,149

Austria—1.4%
Erste Group Bank AG	4,358	166,932
Lenzing AG	502	89,960
Mayr Melnhof Karton AG	307	40,148
OMV AG	951	49,397
Porr AG	2,237	70,594
Telekom Austria AG	282	2,221
Voestalpine AG	1,867	87,021

		506,273

Belgium—0.7%
Euronav NV	6,856	54,201
KBC Group NV	1,470	111,454
UCB S.A.	1,361	93,605

		259,260

Brazil—0.1%
Banco Santander Brasil S.A. ADR	3,642	27,424

Canada—0.7%
Canadian Imperial Bank of Commerce	1,858	150,998
Manulife Financial Corp.	6,063	113,658

		264,656

China—0.9%
AAC Technologies Holdings, Inc.	4,500	56,210
Agricultural Bank of China Ltd., Class H	267,000	126,189
Bank of China Ltd., Class H	107,000	52,469
Industrial & Commercial Bank of China Ltd., Class H	80,000	53,991
Minth Group Ltd.	10,000	42,363

		331,222

Denmark—1.8%
Alm Brand A/S	11,388	101,479
Danske Bank A/S	6,197	238,418

	Shares	Value*

Schouw & Co. AB	595	$63,849
TDC A/S	8,901	51,763
Vestas Wind Systems A/S	2,194	202,654

		658,163

Finland—0.7%
Orion Oyj, Class B	799	51,041
UPM-Kymmene Oyj	6,655	189,765

		240,806

France—10.2%
Alten S.A.	1,121	92,457
Altran Technologies S.A.	4,651	75,769
ArcelorMittal (c)	3,348	75,943
Arkema S.A.	1,335	142,567
Atos SE	1,333	187,034
AXA S.A.	6,749	184,810
BNP Paribas S.A.	5,027	361,907
Bouygues S.A.	4,263	179,601
Casino Guichard Perrachon S.A.	1,982	117,382
Christian Dior SE	263	75,201
Cie de Saint-Gobain	2,429	129,721
Cie Generale des Etablissements Michelin	939	124,975
Electricite de France S.A.	6,920	74,978
Elior Group (a)	186	5,406
Engie S.A.	16,466	248,533
ICADE REIT	218	18,288
Kaufman & Broad S.A.	340	15,153
Natixis S.A.	6,376	42,800
Nexity S.A.	67	3,889
Orange S.A.	10,910	173,632
Sanofi	5,004	479,483
SCOR SE	3,517	139,723
Societe Generale S.A.	2,506	135,138
STMicroelectronics NV	5,300	76,211
Total S.A.	3,937	195,460
Valeo S.A.	1,184	79,658
Vinci S.A.	2,155	183,825

		3,619,544

Germany—7.2%
adidas AG	1,475	282,829
BASF SE	1,368	126,963
Bayer AG	2,729	353,706
Covestro AG (a)	2,424	175,725
Daimler AG	2,103	152,528
Deutsche Post AG	5,915	222,039
Deutsche Wohnen AG	2,454	94,031
Evonik Industries AG	1,976	63,243
Fresenius SE & Co. KGaA	2,305	197,891
Hannover Rueck SE	1,060	127,320
HeidelbergCement AG	773	74,934
Merck KGaA	1,626	196,744
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,218	246,465
SAP SE	363	37,996

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Siemens AG	706	$97,113
Siltronic AG (c)	466	39,594
Wuestenrot & Wuerttembergische AG	3,255	71,316

		2,560,437

Greece—0.6%
Hellenic Petroleum S.A. (c)	13,384	126,813
Mytilineos Holdings S.A. (c)	5,418	51,114
Tsakos Energy Navigation Ltd.	7,558	36,279

		214,206

Hong Kong—3.7%
BOC Hong Kong Holdings Ltd.	56,500	270,393
Cheung Kong Property Holdings Ltd.	29,000	226,933
CK Hutchison Holdings Ltd.	16,420	206,063
CLP Holdings Ltd.	8,500	89,882
Hang Lung Properties Ltd.	12,000	29,990
Hongkong Land Holdings Ltd.	4,000	29,437
Kerry Properties Ltd.	7,500	25,465
Man Wah Holdings Ltd.	90,800	81,508
Shun Tak Holdings Ltd. (c)	160,000	73,570
WH Group Ltd. (a)	174,000	175,700
Wheelock & Co., Ltd.	4,000	30,170
Xinyi Glass Holdings Ltd. (c)	18,000	17,817
Yue Yuen Industrial Holdings Ltd.	15,500	64,286

		1,321,214

Indonesia—0.1%
Telekomunikasi Indonesia Persero Tbk PT	121,900	41,396

Ireland—0.4%
CRH PLC	2,773	98,714
Smurfit Kappa Group PLC	1,234	38,504

		137,218

Israel—0.4%
Bank Hapoalim BM	4,421	29,811
Israel Discount Bank Ltd., Class A (c)	10,049	26,470
Isramco Negev 2 L.P.	90,156	13,560
Teva Pharmaceutical Industries Ltd.	2,800	92,319

		162,160

Italy—3.4%
Assicurazioni Generali SpA	10,220	168,693
Enel SpA	57,753	309,758
EXOR NV	3,217	174,564
Fiat Chrysler Automobiles NV (c)	14,058	148,517
Intesa Sanpaolo SpA	23,960	76,212
Mediobanca SpA	8,000	79,144
Recordati SpA	1,391	56,432
Societa Cattolica di Assicurazioni SCRL	10,493	81,631
Telecom Italia SpA	78,548	58,127
UniCredit SpA (c)	2,697	50,518

		1,203,596

	Shares	Value*

Japan—26.6%
Aisin Seiki Co., Ltd.	2,300	$118,235
Alfresa Holdings Corp.	1,800	34,800
AOI Electronics Co., Ltd.	3,200	119,730
Asahi Glass Co., Ltd.	5,400	228,057
Astellas Pharma, Inc.	12,800	156,886
Bandai Namco Holdings, Inc.	3,000	102,502
Brother Industries Ltd.	3,600	83,387
Chubu Electric Power Co., Inc.	6,800	90,431
Dai-ichi Life Holdings, Inc.	10,300	186,959
Daiichi Sankyo Co., Ltd.	3,100	73,169
Daikin Industries Ltd.	1,500	153,888
DCM Holdings Co., Ltd.	500	4,387
Denso Corp.	2,900	123,071
Disco Corp.	500	80,196
FUJIFILM Holdings Corp.	3,700	133,413
Fujitsu Ltd.	14,000	103,548
Heiwado Co., Ltd.	3,000	64,271
Hitachi Chemical Co., Ltd.	1,400	41,973
Hitachi High-Technologies Corp.	1,300	50,626
Hitachi Ltd.	28,000	172,639
Hokuhoku Financial Group, Inc.	5,200	83,178
Idemitsu Kosan Co., Ltd.	2,500	71,122
Japan Airlines Co., Ltd.	3,400	105,317
Kajima Corp.	8,000	67,613
Kato Sangyo Co., Ltd.	1,400	37,651
KDDI Corp.	2,500	66,119
Kinden Corp.	3,700	59,738
Kirin Holdings Co., Ltd.	3,900	79,554
KYORIN Holdings, Inc.	700	15,552
Lasertec Corp.	1,700	23,679
Lion Corp.	3,400	70,522
Marubeni Corp.	25,100	162,614
Marudai Food Co., Ltd.	17,000	79,552
Megmilk Snow Brand Co., Ltd.	1,600	44,576
Mitsubishi Chemical Holdings Corp.	21,400	178,300
Mitsubishi Corp.	13,400	281,682
Mitsubishi Gas Chemical Co., Inc.	6,500	138,056
Mitsubishi Heavy Industries Ltd.	5,000	20,586
Mitsubishi Materials Corp.	1,700	51,589
Mitsubishi Tanabe Pharma Corp.	7,800	180,430
Mitsubishi UFJ Financial Group, Inc.	47,900	323,088
Mitsui & Co., Ltd.	12,300	176,085
Morinaga Milk Industry Co., Ltd.	13,000	98,838
NH Foods Ltd.	3,000	91,260
Nippon Electric Glass Co., Ltd.	2,000	72,955
Nippon Flour Mills Co., Ltd.	6,500	104,298
Nippon Telegraph & Telephone Corp.	6,400	302,106
Nippon Television Holdings, Inc.	2,700	45,522
Nishimatsu Construction Co., Ltd.	5,000	26,553
Nissan Motor Co., Ltd.	25,900	258,610
Nisshin Oillio Group Ltd.	12,000	70,383
Nomura Holdings, Inc.	34,600	208,653
NTT DOCOMO, Inc.	4,800	113,523
Obayashi Corp.	8,800	103,683

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Oki Electric Industry Co., Ltd.	1,100	$15,625
Okinawa Cellular Telephone Co.	2,600	87,097
Okumura Corp.	2,000	13,479
ORIX Corp.	10,500	163,378
Prima Meat Packers Ltd.	5,000	29,373
Rohm Co., Ltd.	1,100	84,811
SCREEN Holdings Co., Ltd.	1,000	66,893
Seino Holdings Co., Ltd.	3,500	46,660
Sekisui Chemical Co., Ltd.	9,000	161,491
Shin-Etsu Chemical Co., Ltd.	1,600	145,621
Shindengen Electric Manufacturing Co., Ltd.	7,000	38,117
SoftBank Group Corp.	2,600	211,354
Sojitz Corp.	29,700	73,112
Sompo Holdings, Inc.	5,000	194,074
Sony Corp.	2,300	87,731
Sumitomo Corp.	13,100	170,826
Sumitomo Electric Industries Ltd.	10,900	168,627
Sumitomo Forestry Co., Ltd.	4,200	66,160
Sumitomo Mitsui Financial Group, Inc.	4,500	175,700
Taisei Corp.	14,000	128,052
Taisho Pharmaceutical Holdings Co., Ltd.	200	15,239
Takeda Pharmaceutical Co., Ltd.	3,500	177,691
Toho Holdings Co., Ltd.	2,700	53,255
Tohoku Electric Power Co., Inc.	6,600	91,470
Tokyo Broadcasting System Holdings, Inc.	1,000	17,738
Tokyo Electron Ltd.	1,500	202,789
Toridoll Holdings Corp.	1,400	36,038
Toyoda Gosei Co., Ltd.	800	19,169
Toyota Boshoku Corp.	900	16,953
Toyota Motor Corp.	7,500	394,226
Tsumura & Co.	1,000	40,618
Valor Holdings Co., Ltd.	1,300	29,548
Warabeya Nichiyo Holdings Co., Ltd.	3,400	93,856
West Japan Railway Co.	1,400	99,058
Yokohama Reito Co., Ltd.	7,400	69,842
Zeon Corp.	4,000	42,814

		9,463,640

Korea (Republic of)—0.9%
Korea Electric Power Corp.	1,569	55,950
POSCO	168	42,083
Samsung Electronics Co., Ltd. GDR (c)	177	183,507
SK Innovation Co., Ltd.	222	30,746

		312,286

Netherlands—1.6%
Accell Group	1,591	52,125
AerCap Holdings NV (c)	1,118	51,909
BE Semiconductor Industries NV	521	27,861
BinckBank NV	5,898	29,798
Corbion NV	584	18,678
ING Groep NV	16,842	290,739
NN Group NV	616	21,857
Unilever NV	1,218	67,236

		560,203

	Shares	Value*

New Zealand—1.1%
Air New Zealand Ltd.	34,028	$81,307
EBOS Group Ltd.	12,982	166,568
Fonterra Co-operative Group Ltd. UNIT	25,064	110,201
New Zealand Refining Co., Ltd.	29,024	51,924

		410,000

Norway—1.0%
Aker BP ASA	482	7,137
Austevoll Seafood ASA	1,075	9,136
Bakkafrost P/F	1,422	53,546
Grieg Seafood ASA	2,800	19,501
Leroy Seafood Group ASA	3,300	17,921
Marine Harvest ASA (c)	2,491	42,619
Norsk Hydro ASA	13,763	76,165
Orkla ASA	3,848	39,111
Yara International ASA	2,485	93,442

		358,578

Portugal—0.3%
Galp Energia SGPS S.A.	3,662	55,493
Jeronimo Martins SGPS S.A.	1,901	37,115

		92,608

Russian Federation—0.4%
Novolipetsk Steel PJSC GDR	5,239	101,315
Rosneft Oil Co. PJSC GDR	5,349	29,104

		130,419

Singapore—0.2%
QAF Ltd.	89,500	82,560

Spain—4.1%
Aena S.A. (a)	860	167,936
Amadeus IT Group S.A.	2,224	132,941
Banco Santander S.A.	16,657	110,253
Banco Santander S.A.	11,903	79,034
Bankinter S.A.	7,604	70,146
CaixaBank S.A.	22,185	106,053
Cia de Distribucion Integral Logista Holdings S.A.	839	22,080
CIE Automotive S.A.	4,246	97,616
Endesa S.A.	1,796	41,431
Iberdrola S.A.	10,411	82,501
International Consolidated Airlines Group S.A. (c)	20,898	166,135
Mapfre S.A.	16,057	56,203
Melia Hotels International S.A.	5,624	84,233
Repsol S.A.	11,575	177,457
Telefonica S.A.	6,378	66,023

		1,460,042

Sweden—1.8%
Atlas Copco AB, Class A	5,954	228,942
Boliden AB	3,659	100,019
Coor Service Management Holding AB (a)	13,820	98,415

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Loomis AB, Class B	1,823	$65,349
Nobina AB (a)	15,280	82,887
SAS AB (c)	27,184	59,291

		634,903

Switzerland—7.2%
Adecco Group AG	2,431	185,199
Baloise Holding AG	944	146,225
Bobst Group S.A.	668	64,236
Flughafen Zurich AG	174	42,734
Lonza Group AG (c)	795	172,210
Nestle S.A.	5,392	470,278
Novartis AG	4,115	343,712
Partners Group Holding AG	129	80,098
Roche Holding AG	1,012	258,581
Sika AG	11	70,621
Swiss Life Holding AG (c)	498	168,459
Swiss Re AG	2,714	248,718
Zurich Insurance Group AG	1,039	303,231

		2,554,302

Taiwan—1.2%
Compeq Manufacturing Co., Ltd.	56,000	45,588
Formosa Chemicals & Fibre Corp.	35,000	109,802
Formosa Petrochemical Corp.	6,000	20,693
Formosa Plastics Corp.	25,000	76,164
Gigabyte Technology Co., Ltd.	11,000	14,821
HannStar Display Corp. (c)	70,000	20,994
Mitac Holdings Corp.	29,000	37,007
Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	102,483

		427,552

Turkey—0.1%
Soda Sanayii AS	17,109	31,893

United Kingdom—15.9%
3i Group PLC	10,357	121,773
Anglo American PLC (c)	10,305	137,672
AstraZeneca PLC	1,258	84,265
Barratt Developments PLC	16,810	123,457
BP PLC	75,783	437,432
British American Tobacco PLC	2,181	148,620
British Land Co. PLC REIT	4,183	33,023
BT Group PLC	10,867	41,786
Carillion PLC	1,407	3,422
Carnival PLC	2,986	197,445
Centrica PLC	37,187	96,956
Coca-Cola HBC AG (c)	5,249	154,368
Compass Group PLC	12,943	273,195
Cranswick PLC	459	16,763
Dart Group PLC	9,103	72,975
Direct Line Insurance Group PLC	21,291	98,588
Electrocomponents PLC	5,046	37,955
Equiniti Group PLC (a)	32,419	105,455
Firstgroup PLC (c)	44,834	73,496
Galliford Try PLC	4,232	64,060
GKN PLC	14,325	60,846

	Shares	Value*

GlaxoSmithKline PLC	7,488	$159,399
Glencore PLC (c)	61,202	229,338
Greggs PLC	988	13,898
Highland Gold Mining Ltd.	8,623	15,903
HSBC Holdings PLC	39,109	363,008
IQE PLC (c)	20,443	22,366
J Sainsbury PLC	39,408	129,261
Legal & General Group PLC	4,828	16,246
Lloyds Banking Group PLC	114,332	98,528
Lookers PLC	46,839	69,686
Mondi PLC	3,942	103,366
National Express Group PLC	19,456	92,917
Northgate PLC	14,180	81,835
OneSavings Bank PLC	16,831	82,206
Persimmon PLC	914	26,695
Reckitt Benckiser Group PLC	720	72,989
Rio Tinto PLC	8,198	347,200
Royal Dutch Shell PLC, Class A	19,970	530,577
Royal Dutch Shell PLC, Class A	5,236	139,225
Royal Dutch Shell PLC, Class B	1,702	45,692
Royal Mail PLC	22,276	122,199
TUI AG	6,411	93,458
Vodafone Group PLC	10,000	28,399
Wolseley PLC	2,197	134,847
WPP PLC	11,785	248,153

		5,650,943

Total Common Stock (cost—$31,617,938)		34,861,653

PREFERRED STOCK—0.7%

Brazil—0.1%
Petroleo Brasileiro S.A. (c)	9,300	34,725

Germany—0.6%
Henkel AG & Co. KGaA	378	52,124
Volkswagen AG	1,176	179,641

		231,765

Total Preferred Stock (cost—$245,903)		266,490

RIGHTS—0.0%

Spain—0.0%
Repsol S.A., expires 6/30/17 (c) (cost—$3,238)	6,789	3,101

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $874,009; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $893,777 including accrued interest (cost—$874,000)	$874	$874,000

Total Investments (cost—$32,741,079) (b)—101.1%		36,005,244

Liabilities in excess of other assets (d)—(1.1)%		(399,828)

Net Assets—100.0%		$35,605,416

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $811,524, representing 2.3% of net assets.
(b)	Securities with an aggregate value of $33,465,138, representing 94.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: Mini MSCI Emerging Markets Index	8	$403	9/15/17	$(1,893)

Forward foreign currency contracts outstanding at June 30, 2017:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2017	Unrealized Appreciation (Depreciation)
Purchased:
71,265,816 Japanese Yen settling 7/3/17	Northern Trust Company	$635,522	$633,615	$(1,907)
Sold:
7,119,638 Japanese Yen settling 7/3/17	Northern Trust Company	63,491	63,300	191

				$(1,716)

(e)	At June 30, 2017, the Fund pledged $108,712 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	10.8%
Pharmaceuticals	7.9%
Insurance	7.5%
Oil, Gas & Consumable Fuels	5.9%
Food Products	4.8%
Chemicals	4.3%
Metals & Mining	4.0%
Automobiles	3.2%
Trading Companies & Distributors	3.0%
Construction & Engineering	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Auto Components	2.4%
Electric Utilities	2.4%
Hotels, Restaurants & Leisure	2.2%
Diversified Telecommunication Services	2.1%
IT Services	2.0%
Airlines	1.7%
Health Care Providers & Services	1.7%
Capital Markets	1.6%
Household Durables	1.6%
Food & Staples Retailing	1.5%
Building Products	1.4%
Wireless Telecommunication Services	1.4%
Road & Rail	1.3%
Electronic Equipment, Instruments & Components	1.3%
Technology Hardware, Storage & Peripherals	1.3%
Real Estate Management & Development	1.2%
Industrial Conglomerates	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Air Freight & Logistics	1.0%
Multi-Utilities	1.0%
Diversified Financial Services	1.0%
Beverages	0.9%
Machinery	0.9%
Media	0.9%
Paper & Forest Products	0.8%
Professional Services	0.7%
Construction Materials	0.6%
Transportation Infrastructure	0.6%
Electrical Equipment	0.6%
Household Products	0.6%
Commercial Services & Supplies	0.5%
Life Sciences Tools & Services	0.5%
Leisure Equipment & Products	0.4%
Tobacco	0.4%
Containers & Packaging	0.3%
Multi-line Retail	0.2%
Thrifts & Mortgage Finance	0.2%
Specialty Retail	0.2%
Personal Products	0.2%
Equity Real Estate Investment Trusts (REITs)	0.1%
Software	0.1%
Distributors	0.0%
Repurchase Agreements	2.5%
Liabilities in excess of other assets	(1.1)%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.7%

Aerospace & Defense—2.2%
Boeing Co.	5,893	$1,165,341
Huntington Ingalls Industries, Inc.	2,766	514,919
Northrop Grumman Corp.	4,188	1,075,101

		2,755,361

Air Freight & Logistics—0.4%
United Parcel Service, Inc., Class B	4,669	516,345

Airlines—0.8%
Alaska Air Group, Inc.	1,078	96,761
American Airlines Group, Inc.	1,008	50,723
Copa Holdings S.A., Class A	1,668	195,156
Delta Air Lines, Inc.	8,994	483,337
SkyWest, Inc.	5,847	205,230

		1,031,207

Auto Components—0.8%
Dana, Inc.	8,178	182,615
Lear Corp.	2,939	417,573
Magna International, Inc.	8,879	411,291
Superior Industries International, Inc.	679	13,953

		1,025,432

Automobiles—0.6%
General Motors Co.	14,857	518,955
Thor Industries, Inc.	2,490	260,255

		779,210

Banks—6.8%
Citizen Financial Group, Inc.	24,175	862,564
Banc of California, Inc.	5,283	113,585
Bank of America Corp.	54,678	1,326,488
Canadian Imperial Bank of Commerce	9,540	775,309
CenterState Banks, Inc.	1,740	43,256
Citigroup, Inc.	15,738	1,052,557
JPMorgan Chase & Co.	24,252	2,216,633
Regions Financial Corp.	66,695	976,415
Stonegate Bank	853	39,392
SunTrust Banks, Inc.	5,253	297,950
Wells Fargo & Co.	13,205	731,689

		8,435,838

Beverages—1.0%
Coca-Cola Co.	4,923	220,797
Dr. Pepper Snapple Group, Inc.	6,106	556,318
MGP Ingredients, Inc.	820	41,959
PepsiCo, Inc.	3,701	427,428

		1,246,502

Biotechnology—2.8%
AbbVie, Inc.	13,873	1,005,931
Amgen, Inc.	7,830	1,348,561
Biogen, Inc. (b)	477	129,438
Gilead Sciences, Inc.	13,846	980,020

	Shares	Value*

United Therapeutics Corp. (b)	312	$40,476
Xencor, Inc. (b)	843	17,796

		3,522,222

Building Products—0.4%
Griffon Corp.	747	16,397
Owens Corning	4,401	294,515
Universal Forest Products, Inc.	1,437	125,464

		436,376

Capital Markets—1.4%
E*TRADE Financial Corp. (b)	4,237	161,133
Morgan Stanley	22,106	985,043
S&P Global, Inc.	3,960	578,121

		1,724,297

Chemicals—1.2%
Cabot Corp.	2,265	121,019
Dow Chemical Co.	5,268	332,253
KMG Chemicals, Inc.	471	22,924
LyondellBasell Industries NV, Class A	9,572	807,781
Trinseo S.A.	3,602	247,457

		1,531,434

Commercial Services & Supplies—1.3%
Cintas Corp.	2,502	315,352
Copart, Inc. (b)	3,135	99,662
KAR Auction Services, Inc.	9,786	410,718
Republic Services, Inc.	4,438	282,834
Steelcase, Inc., Class A	2,610	36,540
Transcontinental, Inc., Class A	728	14,427
Waste Management, Inc.	6,816	499,954

		1,659,487

Communications Equipment—1.1%
Cisco Systems, Inc.	37,924	1,187,021
Finisar Corp. (b)	6,267	162,817

		1,349,838

Construction & Engineering—0.1%
WSP Global, Inc.	2,349	97,470

Construction Materials—0.3%
Vulcan Materials Co.	3,319	420,451

Consumer Finance—0.3%
Capital One Financial Corp.	3,225	266,449
Credit Acceptance Corp. (b)	462	118,799

		385,248

Containers & Packaging—0.9%
Avery Dennison Corp.	2,895	255,831
CCL Industries, Inc., Class B	7,500	379,453
Greif, Inc., Class A	815	45,461
Packaging Corp. of America	3,407	379,506

		1,060,251

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Diversified Consumer Services—0.1%
Capella Education Co.	1,029	$88,082
Career Education Corp. (b)	1,419	13,622
Enercare, Inc.	2,384	36,253
Regis Corp. (b)	618	6,347

		144,304

Diversified Financial Services—0.9%
Berkshire Hathaway, Inc., Class B (b)	6,508	1,102,260

Diversified Telecommunication Services—2.3%
AT&T, Inc.	38,283	1,444,417
BCE, Inc.	4,529	203,959
CenturyLink, Inc.	15,092	360,397
Verizon Communications, Inc.	19,951	891,012

		2,899,785

Electric Utilities—2.3%
Avangrid, Inc.	1,833	80,927
Duke Energy Corp.	7,669	641,052
Edison International	4,702	367,649
Exelon Corp.	12,358	445,753
FirstEnergy Corp.	21,569	628,952
NextEra Energy, Inc.	4,953	694,064

		2,858,397

Electronic Equipment, Instruments & Components—1.8%
Arrow Electronics, Inc. (b)	3,451	270,628
Benchmark Electronics, Inc. (b)	372	12,016
CDW Corp.	4,429	276,945
Corning, Inc.	32,784	985,159
TE Connectivity Ltd.	8,646	680,267
Tech Data Corp. (b)	497	50,197

		2,275,212

Equity Real Estate Investment Trusts (REITs)—0.8%
CareTrust REIT, Inc.	1,328	24,621
Duke Realty Corp.	5,625	157,219
Equity LifeStyle Properties, Inc.	1,053	90,916
Hospitality Properties Trust	3,924	114,385
LaSalle Hotel Properties	6,404	190,839
Monmouth Real Estate Investment Corp.	948	14,267
New Senior Investment Group, Inc.	1,702	17,105
Pure Industrial Real Estate Trust	5,085	26,978
RLJ Lodging Trust	11,430	227,114
Summit Hotel Properties, Inc.	7,025	131,016

		994,460

Food & Staples Retailing—1.4%
CVS Health Corp.	2,767	222,633
Empire Co., Ltd.	4,612	78,669
SpartanNash Co.	6,166	160,069
Sysco Corp.	13,768	692,943
Wal-Mart Stores, Inc.	7,811	591,137

		1,745,451

Food Products—1.6%
Archer-Daniels-Midland Co.	10,957	453,401
Bunge Ltd.	2,198	163,971

	Shares	Value*

Cal-Maine Foods, Inc. (b)	3,087	$122,245
Ingredion, Inc.	4,850	578,169
Pinnacle Foods, Inc.	7,215	428,571
Sanderson Farms, Inc.	533	61,641
Saputo, Inc.	736	23,411
Tyson Foods, Inc., Class A	2,515	157,514

		1,988,923

Gas Utilities—0.1%
Atmos Energy Corp.	487	40,397
Southwest Gas Holdings, Inc.	1,382	100,969

		141,366

Health Care Equipment & Supplies—2.5%
Align Technology, Inc. (b)	2,902	435,648
Anika Therapeutics, Inc. (b)	767	37,844
Baxter International, Inc.	2,615	158,312
Hill-Rom Holdings, Inc.	2,043	162,643
IDEXX Laboratories, Inc. (b)	1,317	212,590
Medtronic PLC	12,676	1,124,995
Merit Medical Systems, Inc. (b)	1,614	61,574
ResMed, Inc.	4,353	338,968
Stryker Corp.	1,183	164,177
Teleflex, Inc.	1,890	392,667

		3,089,418

Health Care Providers & Services—6.1%
Aetna, Inc.	6,434	976,874
Anthem, Inc.	5,754	1,082,500
Cardinal Health, Inc.	4,090	318,693
Centene Corp. (b)	8,775	700,947
Express Scripts Holding Co. (b)	6,772	432,325
Humana, Inc.	2,277	547,892
LHC Group, Inc. (b)	908	61,644
Magellan Health, Inc. (b)	536	39,074
McKesson Corp.	1,090	179,349
MEDNAX, Inc. (b)	1,391	83,975
Quest Diagnostics, Inc.	8,186	909,956
UnitedHealth Group, Inc.	9,896	1,834,916
Universal Health Services, Inc., Class B	1,756	214,372
WellCare Health Plans, Inc. (b)	1,324	237,737

		7,620,254

Health Care Technology—0.0%
Veeva Systems, Inc., Class A (b)	679	41,629

Hotels, Restaurants & Leisure—3.6%
Darden Restaurants, Inc.	5,475	495,159
Domino’s Pizza, Inc.	3,042	643,474
Las Vegas Sands Corp.	3,291	210,262
Marriott Vacations Worldwide Corp.	1,257	148,012
McDonald’s Corp.	9,644	1,477,075
Restaurant Brands International, Inc.	1,408	88,056
Royal Caribbean Cruises Ltd.	2,242	244,894
Starbucks Corp.	10,359	604,033

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Vail Resorts, Inc.	1,473	$298,768
Yum! Brands, Inc.	3,014	222,313

		4,432,046

Household Durables—0.1%
Garmin Ltd.	1,311	66,900

Household Products—1.4%
Procter & Gamble Co.	18,954	1,651,841
Spectrum Brands Holdings, Inc.	191	23,883

		1,675,724

Industrial Conglomerates—0.7%
3M Co.	1,254	261,070
General Electric Co.	24,293	656,154

		917,224

Insurance—4.2%
AmTrust Financial Services, Inc.	6,460	97,804
Argo Group International Holdings Ltd.	234	14,180
Aspen Insurance Holdings Ltd.	5,578	278,063
Everest Re Group Ltd.	2,647	673,900
Hartford Financial Services Group, Inc.	203	10,672
Lincoln National Corp.	9,346	631,603
MetLife, Inc.	17,263	948,429
Principal Financial Group, Inc.	7,610	487,573
Progressive Corp.	6,047	266,612
Prudential Financial, Inc.	10,365	1,120,871
Reinsurance Group of America, Inc.	1,806	231,872
United Fire Group, Inc.	226	9,958
Universal Insurance Holdings, Inc.	16,103	405,796

		5,177,333

Internet & Catalog Retail—1.8%
Amazon.com, Inc. (b)	2,327	2,252,536

Internet Software & Services—4.4%
Alphabet, Inc., Class A (b)	1,357	1,261,576
Alphabet, Inc., Class C (b)	1,386	1,259,500
Blucora, Inc. (b)	3,038	64,405
Facebook, Inc., Class A (b)	18,845	2,845,218
Five9, Inc. (b)	3,988	85,822

		5,516,521

IT Services—2.2%
Accenture PLC, Class A	2,073	256,389
Amdocs Ltd.	5,290	340,993
Automatic Data Processing, Inc.	5,009	513,222
Broadridge Financial Solutions, Inc.	5,479	413,993
Convergys Corp.	321	7,633
DXC Technology Co.	4,315	331,047
Global Payments, Inc.	2,841	256,599
International Business Machines Corp.	1,556	239,360
Jack Henry & Associates, Inc.	1,094	113,634
Sykes Enterprises, Inc. (b)	789	26,455
Visa, Inc., Class A	2,498	234,263

		2,733,588

	Shares	Value*

Leisure Products—0.1%
American Outdoor Brands Corp. (b)	7,800	$172,848

Machinery—1.7%
American Railcar Industries, Inc.	1,455	55,727
Briggs & Stratton Corp.	3,252	78,373
ESCO Technologies, Inc.	496	29,586
Greenbrier Cos., Inc.	5,213	241,101
Illinois Tool Works, Inc.	3,420	489,915
Lincoln Electric Holdings, Inc.	1,395	128,466
Stanley Black & Decker, Inc.	4,517	635,677
Trinity Industries, Inc.	5,233	146,681
Xylem, Inc.	4,622	256,198

		2,061,724

Media—2.0%
Comcast Corp., Class A	18,700	727,804
Gannett Co., Inc.	4,846	42,257
Interpublic Group of Cos., Inc.	10,015	246,369
Shaw Communications, Inc., Class B	6,734	146,904
Time Warner, Inc.	9,445	948,372
Walt Disney Co.	3,630	385,688

		2,497,394

Metals & Mining—0.6%
Nucor Corp.	4,192	242,591
OceanaGold Corp.	9,229	27,826
Reliance Steel & Aluminum Co.	3,137	228,405
Teck Resources Ltd., Class B	11,480	199,006

		697,828

Mortgage Real Estate Investment Trusts (REITs)—1.8%
AGNC Investment Corp.	34,756	739,955
Annaly Capital Management, Inc.	50,715	611,116
Apollo Commercial Real Estate Finance, Inc.	678	12,577
ARMOUR Residential REIT, Inc.	6,794	169,850
Capstead Mortgage Corp.	7,856	81,938
Chimera Investment Corp.	15,465	288,113
CYS Investments, Inc.	6,119	51,461
MFA Financial, Inc.	10,409	87,331
New York Mortgage Trust, Inc.	2,737	17,024
Two Harbors Investment Corp.	12,168	120,585

		2,179,950

Multi-line Retail—0.2%
Canadian Tire Corp., Ltd., Class A	1,083	123,232
Ollie’s Bargain Outlet Holdings, Inc. (b)	521	22,195
Target Corp.	2,542	132,921

		278,348

Multi-Utilities—0.6%
Ameren Corp.	5,230	285,924
CenterPoint Energy, Inc.	11,776	322,427
SCANA Corp.	1,261	84,500

		692,851

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Oil, Gas & Consumable Fuels—3.8%
Bonavista Energy Corp.	3,551	$7,421
Chevron Corp.	6,298	657,070
Enbridge Income Fund Holdings, Inc.	1,109	27,528
Exxon Mobil Corp.	15,464	1,248,409
Marathon Petroleum Corp.	9,047	473,430
Nordic American Tankers Ltd.	6,905	43,778
ONEOK, Inc.	2,761	144,014
Parsley Energy, Inc., Class A (b)	9,270	257,242
Pioneer Natural Resources Co.	1,738	277,350
Scorpio Tankers, Inc.	55,301	219,545
Seven Generations Energy Ltd., Class A (b)	1,539	26,358
Tesoro Corp.	4,382	410,155
Valero Energy Corp.	13,345	900,254

		4,692,554

Paper & Forest Products—0.3%
Domtar Corp.	8,404	322,882
Norbord, Inc.	905	28,173
Schweitzer-Mauduit International, Inc.	922	34,326

		385,381

Pharmaceuticals—5.7%
Allergan PLC	5,465	1,328,487
Johnson & Johnson	20,913	2,766,581
Merck & Co., Inc.	21,792	1,396,649
Pfizer, Inc.	46,393	1,558,341

		7,050,058

Professional Services—0.0%
Kelly Services, Inc., Class A	494	11,090
Navigant Consulting, Inc. (b)	1,326	26,202

		37,292

Road & Rail—1.1%
Union Pacific Corp.	12,199	1,328,593

Semiconductors & Semiconductor Equipment—6.1%
Applied Materials, Inc.	23,139	955,872
Broadcom Ltd.	2,912	678,642
Brooks Automation, Inc.	1,079	23,404
Cabot Microelectronics Corp.	5,107	377,050
Cirrus Logic, Inc. (b)	7,696	482,693
Intel Corp.	37,487	1,264,811
KLA-Tencor Corp.	8,261	755,964
Lam Research Corp.	2,450	346,504
Maxim Integrated Products, Inc.	2,139	96,041
Micron Technology, Inc. (b)	8,743	261,066
MKS Instruments, Inc.	2,073	139,513
Nanometrics, Inc. (b)	1,081	27,338
NVIDIA Corp.	6,972	1,007,872
Rudolph Technologies, Inc. (b)	1,092	24,952
Texas Instruments, Inc.	15,539	1,195,415

		7,637,137

Software—3.4%
Activision Blizzard, Inc.	5,924	341,045
CA, Inc.	330	11,375

	Shares	Value*

Electronic Arts, Inc. (b)	1,565	$165,452
Intuit, Inc.	3,763	499,764
Microsoft Corp.	36,710	2,530,420
Open Text Corp.	987	31,152
Oracle Corp.	1,674	83,934
RealPage, Inc. (b)	3,988	143,369
Symantec Corp.	16,049	453,384
Synopsys, Inc. (b)	129	9,408

		4,269,303

Specialty Retail—3.0%
Best Buy Co., Inc.	2,640	151,351
Foot Locker, Inc.	6,288	309,873
Home Depot, Inc.	9,576	1,468,958
Lowe’s Cos., Inc.	4,352	337,411
Staples, Inc.	13,603	136,982
TJX Cos., Inc.	8,014	578,370
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,550	732,717

		3,715,662

Technology Hardware, Storage & Peripherals—5.2%
Apple, Inc.	33,585	4,836,912
Hewlett Packard Enterprise Co.	24,807	411,548
HP, Inc.	33,879	592,205
NetApp, Inc.	14,698	588,655

		6,429,320

Thrifts & Mortgage Finance—0.0%
Meta Financial Group, Inc.	207	18,423
Oritani Financial Corp.	673	11,475

		29,898

Tobacco—1.9%
Altria Group, Inc.	17,866	1,330,481
Philip Morris International, Inc.	2,265	266,024
Reynolds American, Inc.	12,550	816,252

		2,412,757

Trading Companies & Distributors—0.2%
GATX Corp.	4,242	272,633
Textainer Group Holdings Ltd.	1,134	16,443

		289,076

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (b)	5,611	340,139

Total Common Stock (cost—$110,056,994)		122,848,413

RIGHTS (b)—0.0%

Food & Staples Retailing—0.0%
Safeway CVR—Casa Ley, expires 1/30/18	5,723	5,808
Safeway CVR—PDC, expires 1/30/17 (a)	5,723	97

Total Rights (cost—$5,969)		5,905

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $1,404,014; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $1,435,009 including accrued interest (cost—$1,404,000)	$1,404	$1,404,000

Total Investments (cost—$111,466,963)—99.8%		124,258,318

Other assets less liabilities (c)—0.2%		265,612

Net Assets—100.0%		$124,523,930

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $97, representing less than 0.05% of net assets.
(b)	Non-income producing.

(c)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: E-mini S&P 500 Index	10	$1,210	9/15/17	$(10,937)

(d)	At June 30, 2017, the Fund pledged $142,060 in cash as collateral for derivatives.

Glossary:

CVR—Contingent Value Rights

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2017 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—81.7%

Aerospace & Defense—1.1%
Aerojet Rocketdyne Holdings, Inc. (a)(b),
2.25%, 12/15/23	$11,550	$12,243,000

Auto Components—0.7%
Meritor, Inc.,
7.875%, 3/1/26	4,545	7,754,906

Auto Manufacturers—1.5%
Tesla, Inc.,
0.25%, 3/1/19	12,450	14,255,250
2.375%, 3/15/22	2,455	3,090,231

		17,345,481

Biotechnology—2.2%
BioMarin Pharmaceutical, Inc.,
1.50%, 10/15/20	5,095	6,085,341
Illumina, Inc.,
0.50%, 6/15/21	8,470	9,052,312
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	6,410	6,814,631
Medicines Co.,
2.50%, 1/15/22	1,135	1,480,466
2.75%, 7/15/23	1,700	1,787,125

		25,219,875

Building Materials—1.0%
Cemex S.A.B de C.V.,
3.72%, 3/15/20	9,870	11,436,863

Chemicals—0.9%
RPM International, Inc.,
2.25%, 12/15/20	8,300	9,835,500

Commercial Services—4.7%
Euronet Worldwide, Inc.,
1.50%, 10/1/44	9,470	12,145,275
LendingTree, Inc. (a)(b),
0.625%, 6/1/22	7,790	8,500,837
Live Nation Entertainment, Inc.,
2.50%, 5/15/19	8,125	9,303,125
Macquarie Infrastructure Corp.,
2.875%, 7/15/19	10,490	11,643,900
Square, Inc. (a)(b),
0.375%, 3/1/22	8,795	10,823,347

		52,416,484

Computers—2.0%
Carbonite, Inc. (a)(b),
2.50%, 4/1/22	3,145	3,477,191
Electronics For Imaging, Inc.,
0.75%, 9/1/19	8,740	9,411,887
Lumentum Holdings, Inc. (a)(b),
0.25%, 3/15/24	8,465	9,951,666

		22,840,744

	Principal Amount (000s)	Value*

Diversified Financial Services—2.5%
Air Lease Corp.,
3.875%, 12/1/18	$4,685	$6,488,725
Blackhawk Network Holdings, Inc. (a)(b),
1.50%, 1/15/22	11,385	12,751,200
Encore Capital Group, Inc. (a)(b),
3.25%, 3/15/22	8,015	8,636,162

		27,876,087

Electronics—1.1%
OSI Systems, Inc. (a)(b),
1.25%, 9/1/22	12,255	11,971,603

Engineering & Construction—1.5%
Dycom Industries, Inc.,
0.75%, 9/15/21	7,220	8,411,300
Tutor Perini Corp.,
2.875%, 6/15/21	7,095	8,531,738

		16,943,038

Healthcare-Products—3.3%
Hologic, Inc.,
2.00%, 3/1/42	5,590	8,203,325
NuVasive, Inc.,
2.25%, 3/15/21	6,930	9,598,050
Spectranetics Corp.,
2.625%, 6/1/34	7,845	10,639,781
Wright Medical Group, Inc.,
2.00%, 2/15/20	8,180	9,130,925

		37,572,081

Healthcare-Services—2.8%
Anthem, Inc.,
2.75%, 10/15/42	8,290	21,393,381
Tivity Health, Inc.,
1.50%, 7/1/18	4,930	10,124,988

		31,518,369

Insurance—1.1%
Fidelity National Financial, Inc.,
4.25%, 8/15/18	3,230	8,129,506
HCI Group, Inc. (a)(b),
4.25%, 3/1/37	4,830	4,666,988

		12,796,494

Internet—6.8%
Altaba, Inc.,
zero coupon, 12/1/18	3,015	3,435,216
Ctrip.com International Ltd. (a)(b),
1.25%, 9/15/22	9,735	10,544,222
Liberty Expedia Holdings, Inc. (a)(b),
1.00%, 6/30/47	10,315	11,017,709
Priceline Group, Inc.,
0.35%, 6/15/20	11,725	17,279,719
1.00%, 3/15/18	4,110	8,124,956

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

VeriSign, Inc.,
4.452%, 8/15/37	$6,420	$17,510,550
Zillow Group, Inc. (a)(b),
2.00%, 12/1/21	7,015	8,211,934

		76,124,306

Iron/Steel—0.5%
AK Steel Corp.,
5.00%, 11/15/19	3,995	5,897,619

IT Services—1.1%
GS Finance Corp. (Fidelity National Information Services, Inc.) (d),
zero coupon, 6/5/23	12,090	12,371,213

Media—5.7%
DISH Network Corp. (a)(b),
3.375%, 8/15/26	18,845	22,943,787
Liberty Interactive LLC (a)(b),
1.75%, 9/30/46	10,805	12,405,491
Liberty Media Corp-Liberty Formula One (a)(b),
1.00%, 1/30/23	10,160	11,817,350
Liberty Media Corp.,
1.375%, 10/15/23	7,195	8,554,136
2.25%, 9/30/46 (a)(b)	7,385	7,985,031

		63,705,795

Metal Fabricate/Hardware—0.3%
RTI International Metals, Inc.,
1.625%, 10/15/19	3,180	3,408,563

Mining—1.0%
Royal Gold, Inc.,
2.875%, 6/15/19	9,825	10,641,703

Oil, Gas & Consumable Fuels—3.6%
Alon USA Energy, Inc.,
3.00%, 9/15/18	8,815	10,032,572
Chesapeake Energy Corp. (a)(b),
5.50%, 9/15/26	5,605	5,268,700
Nabors Industries, Inc. (a)(b),
0.75%, 1/15/24	9,700	7,741,812
Oasis Petroleum, Inc.,
2.625%, 9/15/23	10,535	10,357,222
Weatherford International Ltd.,
5.875%, 7/1/21	7,335	7,440,441

		40,840,747

Pharmaceuticals—6.3%
Clovis Oncology, Inc.,
2.50%, 9/15/21	5,415	9,191,962
DexCom, Inc. (a)(b),
0.75%, 5/15/22	5,630	5,760,194
Flexion Therapeutics, Inc. (a)(b),
3.375%, 5/1/24	2,910	2,990,025

	Principal Amount (000s)	Value*

Ironwood Pharmaceuticals, Inc.,
2.25%, 6/15/22	$6,960	$9,348,150
Jazz Investments I Ltd.,
1.875%, 8/15/21	12,760	14,004,100
Neurocrine Biosciences, Inc. (a)(b),
2.25%, 5/15/24	12,060	12,007,237
Pacira Pharmaceuticals, Inc. (a)(b),
2.375%, 4/1/22	9,815	10,452,975
TESARO, Inc.,
3.00%, 10/1/21	1,775	7,173,219

		70,927,862

Pipelines—1.0%
Cheniere Energy, Inc.,
4.25%, 3/15/45	15,440	10,730,800

Retail—0.9%
RH (a)(b),
zero coupon, 6/15/19	6,055	5,540,325
zero coupon, 7/15/20	5,275	4,510,125

		10,050,450

Semiconductors—11.9%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	4,100	7,190,375
Cypress Semiconductor Corp. (a)(b),
4.50%, 1/15/22	7,825	9,600,297
Inphi Corp. (a)(b),
0.75%, 9/1/21	4,435	4,299,178
Intel Corp.,
3.25%, 8/1/39	12,700	21,010,626
Lam Research Corp.,
1.25%, 5/15/18	7,305	17,084,569
Microchip Technology, Inc. (a)(b),
1.625%, 2/15/27	20,925	22,102,031
Micron Technology, Inc., Ser. G,
3.00%, 11/15/43	17,535	19,814,550
ON Semiconductor Corp. (a)(b),
1.625%, 10/15/23	7,215	7,251,075
Synaptics, Inc. (a)(b),
0.50%, 6/15/22	10,490	10,621,125
Teradyne, Inc. (a)(b),
1.25%, 12/15/23	6,950	8,031,594
Veeco Instruments, Inc.,
2.70%, 1/15/23	6,405	6,557,119

		133,562,539

Software—11.1%
Citrix Systems, Inc.,
0.50%, 4/15/19	9,590	11,537,969
Evolent Health, Inc. (a)(b),
2.00%, 12/1/21	4,750	6,157,188
HubSpot, Inc. (a)(b),
0.25%, 6/1/22	9,820	9,543,812
Medidata Solutions, Inc.,
1.00%, 8/1/18	6,520	9,140,225

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Nice Systems, Inc. (a)(b),
1.25%, 1/15/24	$9,935	$11,120,991
Nuance Communications, Inc. (a)(b),
1.25%, 4/1/25	12,875	13,052,031
Proofpoint, Inc.,
0.75%, 6/15/20	9,725	12,162,328
PROS Holdings, Inc. (a)(b),
2.00%, 6/1/47	12,570	11,383,706
RealPage, Inc. (a)(b),
1.50%, 11/15/22	9,195	10,051,284
Salesforce.com, Inc.,
0.25%, 4/1/18	11,295	14,965,875
ServiceNow, Inc. (a)(b),
zero coupon, 6/1/22	9,170	9,387,788
Take-Two Interactive Software, Inc.,
1.00%, 7/1/18	1,990	6,775,950

		125,279,147

Telecommunications—3.2%
Ciena Corp. (a)(b),
3.75%, 10/15/18	4,760	6,431,950
Finisar Corp.,
0.50%, 12/15/33	5,075	5,655,453
0.50%, 12/15/36 (a)(b)	8,085	7,913,194
InterDigital, Inc.,
1.50%, 3/1/20	3,540	4,303,312
Viavi Solutions, Inc.,
0.625%, 8/15/33	7,320	8,120,625
1.00%, 3/1/24 (a)(b)	3,540	3,717,000

		36,141,534

Transportation—1.9%
Atlas Air Worldwide Holdings, Inc.,
1.875%, 6/1/24	10,235	11,207,325
Greenbrier Cos., Inc. (a)(b),
2.875%, 2/1/24	9,880	10,639,525

		21,846,850

Total Convertible Bonds (cost—$820,918,936)		919,299,653

	Shares

CONVERTIBLE PREFERRED STOCK—13.9%

Agriculture—0.5%
Bunge Ltd. (c),
4.875%	53,980	5,695,160

Banks—3.0%
Bank of America Corp., Ser. L (c),
7.25%	14,460	18,248,375
Wells Fargo & Co., Ser. L (c),
7.50%	12,050	15,798,876

		34,047,251

Computers—0.5%
NCR Corp., Ser. A, PIK (c),
5.50%	3,752	5,878,446

	Shares	Value*

Electric Utilities—1.6%
NextEra Energy, Inc.,
6.123%, 9/1/19	280,795	$15,165,738
6.371%, 9/1/18	33,610	2,155,745

		17,321,483

Equity Real Estate Investment Trusts (REITs)—0.8%
American Tower Corp.,
5.50%, 2/15/18	75,110	9,105,585

Food & Beverage—0.4%
Post Holdings, Inc. (c),
2.50%	29,450	4,347,556

Hand/Machine Tools—1.0%
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	106,010	11,631,417

Healthcare-Products—1.7%
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	338,060	18,539,211

Investment Companies—0.9%
Mandatory Exchangeable Trust (a)(b),
5.75%, 6/3/19	57,635	9,425,340

Oil, Gas & Consumable Fuels—0.6%
WPX Energy, Inc., Ser. A,
6.25%, 7/31/18	144,930	6,836,348

Pharmaceuticals—2.0%
Allergan PLC, Ser. A,
5.50%, 3/1/18	26,140	22,691,611

Wireless Telecommunication Services—0.9%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	106,045	10,460,279

Total Convertible Preferred Stock (cost—$133,451,113)		155,979,687

	Principal Amount (000s)

Repurchase Agreements—3.9%
State Street Bank and Trust Co.,dated 6/30/17, 0.12%, due 7/3/17, proceeds $43,980,440; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $44,862,660 including accrued interest (cost—$43,980,000)	$43,980	43,980,000

Total Investments (cost—$998,350,049)—99.5%		1,119,259,340

Other assets less liabilities—0.5%		5,287,534

Net Assets—100.0%		$1,124,546,874

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2017 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $392,948,020, representing 34.9% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $392,948,020, representing 34.9% of net assets.
(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

Glossary:

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.0%

Brazil—2.2%
Banco do Brasil S.A.	13,300	$107,591
Banco Santander Brasil S.A. ADR	11,600	87,348
Magazine Luiza S.A.	1,600	123,638
MRV Engenharia e Participacoes S.A.	63,000	257,104
Porto Seguro S.A.	17,300	159,846
Qualicorp S.A.	18,300	158,535

		894,062

China—20.7%
Alibaba Group Holding Ltd. ADR (d)	3,600	507,240
BYD Electronic International Co., Ltd.	90,000	178,402
China Merchants Bank Co., Ltd., Class H	498,000	1,500,664
China Minsheng Banking Corp., Ltd., Class H	379,500	378,516
China Southern Airlines Co., Ltd., Class H	220,000	185,936
Geely Automobile Holdings Ltd.	205,000	441,835
Great Wall Motor Co., Ltd., Class H	762,000	940,410
Hisense Kelon Electrical Holdings Co., Ltd., Class H	187,000	318,641
JD.com, Inc. ADR (d)	15,000	588,300
NetEase, Inc. ADR	2,395	720,009
New Oriental Education & Technology Group, Inc. ADR (d)	2,500	176,225
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	21,500	64,033
Tencent Holdings Ltd.	64,600	2,317,521
Tianneng Power International Ltd.	222,000	181,304

		8,499,036

Greece—0.2%
OPAP S.A.	6,808	76,980

Hong Kong—8.0%
Hang Seng Bank Ltd.	44,700	935,133
Melco Resorts & Entertainment Ltd. ADR	46,900	1,052,905
SJM Holdings Ltd.	191,000	201,251
VTech Holdings Ltd.	7,800	123,559
WH Group Ltd. (a)	666,000	672,507
Xinyi Glass Holdings Ltd. (d)	118,000	116,799
Yue Yuen Industrial Holdings Ltd.	45,000	186,637

		3,288,791

Hungary—1.7%
Richter Gedeon Nyrt	26,639	696,435

India—6.3%
DCB Bank Ltd. (d)	62,807	193,417
HDFC Bank Ltd. ADR	3,700	321,789
Hero MotoCorp Ltd.	7,715	439,544
Housing Development Finance Corp., Ltd.	25,389	632,867
Indiabulls Housing Finance Ltd.	29,934	500,708
Karur Vysya Bank Ltd.	28,255	63,238

	Shares	Value*

LIC Housing Finance Ltd.	20,540	$236,232
Manappuram Finance Ltd.	87,411	131,897
Max Financial Services Ltd.	6,808	66,120

		2,585,812

Japan—6.4%
Canon, Inc.	5,400	183,683
Suzuki Motor Corp.	30,800	1,467,249
Yamaha Motor Co., Ltd.	37,200	965,316

		2,616,248

Korea (Republic of)—19.6%
Jeju Air Co., Ltd.	2,723	92,457
KB Financial Group, Inc.	20,647	1,042,471
KT Corp.	23,881	680,909
LG Electronics, Inc.	13,843	971,161
LG Uplus Corp.	19,751	269,359
Samsung Electronics Co., Ltd.	1,315	2,738,909
Shinhan Financial Group Co., Ltd.	31,545	1,361,014
SK Telecom Co., Ltd.	3,765	875,313

		8,031,593

Russian Federation—4.4%
Aeroflot PJSC (c)	282,900	930,741
Mobile TeleSystems PJSC ADR	89,730	751,937
X5 Retail Group NV GDR (d)	3,493	121,033

		1,803,711

South Africa—4.1%
AVI Ltd.	18,796	136,489
Standard Bank Group Ltd.	75,123	827,303
Telkom S.A. SOC Ltd.	33,651	158,320
Vodacom Group Ltd.	43,323	544,379

		1,666,491

Taiwan—12.5%
Alpha Networks, Inc.	139,000	127,044
Asustek Computer, Inc.	27,000	255,008
CTBC Financial Holding Co., Ltd.	959,000	628,592
First Financial Holding Co., Ltd.	595,000	397,857
Fubon Financial Holding Co., Ltd. (d)	168,000	267,341
Getac Technology Corp.	95,000	126,406
Lite-On Technology Corp.	443,297	727,638
Pou Chen Corp.	535,000	739,824
Qisda Corp.	380,000	290,190
Wistron Corp.	1,468,298	1,492,537
Wowprime Corp.	14,000	84,874

		5,137,311

Thailand—3.0%
Krung Thai Bank PCL (c)	390,300	215,828
Thai Union Group PCL NVDR	116,900	72,611
Thanachart Capital PCL (c)	572,900	775,080
Tisco Financial Group PCL (c)	71,700	160,344

		1,223,863

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Turkey—1.1%
Turkiye Garanti Bankasi AS	167,636	$466,591

United States—7.8%
Baxter International, Inc.	1,900	115,026
Copa Holdings S.A., Class A	12,900	1,509,300
Lear Corp.	1,810	257,165
McDonald’s Corp.	2,600	398,216
Mettler-Toledo International, Inc. (d)	1,600	941,664

		3,221,371

Total Common Stock (cost—$32,874,965)		40,208,295

PREFERRED STOCK—0.8%

Germany—0.8%
Henkel AG & Co. KGaA (cost—$298,933)	2,304	317,707

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $215,002; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $223,444 including accrued interest (cost—$215,000)	$215	215,000

Total Investments (cost—$33,388,898) (b)—99.3%		40,741,002

Other assets less liabilities—0.7%		305,429

Net Assets—100.0%		$41,046,431

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $672,507, representing 1.6% of net assets.
(b)	Securities with an aggregate value of $28,769,425, representing 70.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $2,081,993, representing 5.1% of net assets.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	23.1%
Technology Hardware, Storage & Peripherals	14.2%
Automobiles	10.4%
Internet Software & Services	8.6%
Airlines	6.6%
Wireless Telecommunication Services	5.3%
Hotels, Restaurants & Leisure	4.4%
Household Durables	3.8%
Thrifts & Mortgage Finance	3.3%
Diversified Telecommunication Services	2.7%
Life Sciences Tools & Services	2.3%
Textiles, Apparel & Luxury Goods	2.3%
Food Products	2.1%
Pharmaceuticals	1.7%
Internet & Catalog Retail	1.4%
Auto Components	1.4%
Communications Equipment	1.0%
Household Products	0.8%
Diversified Financial Services	0.7%
Insurance	0.6%
Health Care Providers & Services	0.5%
Diversified Consumer Services	0.4%
Consumer Finance	0.3%
Multi-line Retail	0.3%
Food & Staples Retailing	0.3%
Health Care Equipment & Supplies	0.3%
Repurchase Agreements	0.5%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2017 (unaudited)

	Principal Amount (000s)		Value*

CORPORATE BONDS & NOTES—56.1%

Argentina—2.4%
Aeropuertos Argentina 2000 S.A. (a)(b),
6.875%, 2/1/27		$200	$207,580
Banco Macro S.A. (a)(b),	ARS	5,200	319,247
17.50%, 5/8/22
Banco Supervielle S.A. (a)(b)(d),
24.167%, 8/9/20		4,500	299,838
Cablevision S.A. (a)(b),
6.50%, 6/15/21		$150	159,375

			986,040

Azerbaijan—0.4%
International Bank of Azerbaijan OJSC,
5.625%, 6/11/19		200	165,008

Brazil—9.1%
BRF S.A.,
2.75%, 6/3/22		€200	230,964
BTG Investments L.P.,
4.50%, 4/17/18		$500	473,810
Centrais Eletricas Brasileiras S.A.,
5.75%, 10/27/21		500	512,500
GTL Trade Finance, Inc.,
7.25%, 4/16/44		600	591,000
Minerva Luxembourg S.A. (a)(b),
6.50%, 9/20/26		350	342,125
Petrobras Global Finance BV,
7.375%, 1/17/27		300	318,150
Rumo Luxembourg Sarl (a)(b),
7.375%, 2/9/24		350	360,360
Tupy Overseas S.A.,
6.625%, 7/17/24		200	206,000
Votorantim Cimentos S.A.,
7.25%, 4/5/41		700	691,950

			3,726,859

Chile—0.5%
Corp. Nacional del Cobre de Chile,
4.50%, 8/13/23		200	215,133

China—6.4%
Agile Group Holdings Ltd. (c)(d),
8.25%, 7/18/18		200	202,099
Baoxin Auto Finance I Ltd. (c)(d),
8.75%, 12/15/19		200	210,383
Bright Galaxy International Ltd.,
3.375%, 11/3/21		400	395,969
Century Master Investment Co., Ltd.,
4.75%, 9/19/18		200	205,206
China Evergrande Group,
8.25%, 3/23/22		400	410,145
China Reinsurance Finance Corp. Ltd.,
3.375%, 3/9/22		400	395,359

	Principal Amount (000s)	Value*

Modern Land China Co., Ltd.,
6.875%, 10/20/19	$200	$198,528
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 4/28/25	400	393,850
State Grid Overseas Investment 2016 Ltd. (a)(b),
2.875%, 5/18/26	200	193,058

		2,604,597

Colombia—2.3%
Ecopetrol S.A.,
5.375%, 6/26/26	600	625,500
Grupo Aval Ltd.,
4.75%, 9/26/22	300	306,000

		931,500

Costa Rica—0.8%
Banco de Costa Rica,
5.25%, 8/12/18	300	307,350

El Salvador—1.0%
AES El Salvador Trust II,
6.75%, 3/28/23 (a)(b)	210	188,475
6.75%, 3/28/23	250	224,375

		412,850

Guatemala—0.9%
Agromercantil Senior Trust,
6.25%, 4/10/19	200	207,848
Central American Bottling Corp. (a)(b),
5.75%, 1/31/27	150	158,835

		366,683

Hong Kong—4.3%
Chinalco Capital Holdings Ltd.,
4.00%, 8/25/21	400	398,674
CK Hutchison Capital Securities 17 Ltd. (a)(b)(c)(d),
4.00%, 5/12/22	300	303,532
CLP Power HK Finance Ltd. (c)(d),
4.25%, 11/7/19	406	416,685
FWD Ltd. (c)(d),
6.25%, 1/24/22	200	209,734
PCCW Capital No 4 Ltd.,
5.75%, 4/17/22	400	441,698

		1,770,323

India—2.6%
Adani Ports & Special Economic Zone Ltd.,
3.50%, 7/29/20	400	404,208
Export-Import Bank of India,
4.00%, 1/14/23	409	425,905
Vedanta Resources PLC,
8.25%, 6/7/21	200	218,554

		1,048,667

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Indonesia—1.8%
Alam Synergy Pte Ltd.,
6.95%, 3/27/20	$200	$203,000
PB International BV,
7.625%, 1/26/22	200	208,484
Pertamina Persero PT,
4.875%, 5/3/22	304	325,340

		736,824

Jamaica—0.7%
Digicel Group Ltd.,
8.25%, 9/30/20	300	281,595

Kazakhstan—2.4%
KazMunayGas National Co. JSC (a)(b),
4.75%, 4/19/27	350	344,041
5.75%, 4/19/47	350	331,753
Zhaikmunai LLP,
7.125%, 11/13/19	300	304,682

		980,476

Malaysia—1.0%
Gohl Capital Ltd.,
4.25%, 1/24/27	400	415,126

Mexico—1.8%
Comision Federal de Electricidad,
4.875%, 1/15/24	221	234,536
Grupo Kuo S.A.B de C.V. (a)(b),
5.75%, 7/7/27	500	503,125

		737,661

Netherlands—0.6%
VimpelCom Holdings BV (a)(b),
3.95%, 6/16/21	250	250,500

Nigeria—1.8%
First Bank of Nigeria Ltd. via FBN Finance Co. BV, (converts to FRN on 7/23/19) (a)(b)(d),
8.00%, 7/23/21	251	228,290
United Bank for Africa PLC (a)(b),
7.75%, 6/8/22	300	290,512
Zenith Bank PLC (a)(b),
7.375%, 5/30/22	200	196,340

		715,142

Panama—0.8%
Global Bank Corp.,
5.125%, 10/30/19	300	313,125

Peru—1.3%
Corp. Financiera de Desarrollo S.A.,
4.75%, 2/8/22	207	222,194
Orazul Energy Egenor S en C por A (a)(b),
5.625%, 4/28/27	300	294,000

		516,194

	Principal Amount (000s)	Value*

Philippines—0.6%
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	$200	$258,299

Qatar—0.7%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (a)(b),
6.332%, 9/30/27	250	288,625

Russian Federation—4.6%
Borets Finance DAC (a)(b),
6.50%, 4/7/22	200	213,500
Evraz Group S.A. (a)(b),
5.375%, 3/20/23	200	200,850
Gazprom OAO Via Gaz Capital S.A. (a)(b),
4.95%, 3/23/27	500	503,625
Lukoil International Finance BV (a)(b),
4.75%, 11/2/26	500	512,790
Sberbank of Russia Via SB Capital S.A. (a)(b),
5.25%, 5/23/23	424	437,144

		1,867,909

South Africa—1.5%
Gold Fields Orogen Holdings BVI Ltd. (a)(b),
4.875%, 10/7/20	400	403,000
Myriad International Holdings BV (a)(b),
4.85%, 7/6/27	200	201,500

		604,500

Switzerland—0.5%
Eurochem Finance DAC (a)(b),
3.95%, 7/5/21	200	199,792

Turkey—2.8%
Finansbank AS (a)(b),
4.875%, 5/19/22	200	198,483
KOC Holding AS (a)(b),
5.25%, 3/15/23	300	314,147
Yapi ve Kredi Bankasi AS (a)(b),
5.75%, 2/24/22	200	202,972
Yasar Holding AS (a)(b),
8.875%, 5/6/20	400	413,502

		1,129,104

Ukraine—0.6%
Metinvest BV, PIK,
9.373%, 12/31/21	51	45,989
MHP S.A. (a)(b),
7.75%, 5/10/24	200	203,460

		249,449

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)		Value*

United Arab Emirates—0.1%
Dolphin Energy Ltd. (a)(b),
5.888%, 6/15/19		$60	$61,753

Venezuela—1.8%
Petroleos de Venezuela S.A.,
6.00%, 5/16/24		1,000	376,500
8.50%, 10/27/20		500	361,750

			738,250

Total Corporate Bonds & Notes (cost—$22,652,714)			22,879,334

SOVEREIGN DEBT OBLIGATIONS—39.9%

Angola—0.5%
Angolan Government International Bond (a)(b),
9.50%, 11/12/25		200	211,100

Argentina—6.1%
Argentine Republic Government International Bond,
5.625%, 1/26/22		250	256,625
7.125%, 6/28/17 (a)(b)		500	454,500
7.50%, 4/22/26		150	161,625
8.28%, 12/31/33		561	615,495
Provincia de Buenos Aires,
7.875%, 6/15/27		200	207,560
24.08%, 5/31/22 (b)(d)	ARS	6,000	376,785
Provincia de Cordoba (a)(b),
7.125%, 6/10/21		$250	263,342
Provincia de Mendoza Argentina (d),
24.625%, 6/9/21	ARS	2,400	149,577

			2,485,509

Brazil—0.4%
Brazilian Government International Bond,
4.25%, 1/7/25		$155	152,481

Cameroon—0.6%
Republic of Cameroon International Bond (a)(b),
9.50%, 11/19/25		200	236,599

Colombia—0.7%
Colombia Government International Bond,
2.625%, 3/15/23		300	293,250

Croatia—1.3%
Croatia Government International Bond,
5.50%, 4/4/23		501	548,748

	Principal Amount (000s)		Value*

Egypt—0.5%
Egypt Government International Bond (a)(b),
6.125%, 1/31/22		$200	$204,642

Ethiopia—0.7%
Ethiopia International Bond,
6.625%, 12/11/24		300	298,132

Guatemala—0.4%
Guatemala Government Bond (a)(b),
4.50%, 5/3/26		150	151,776

Honduras—0.4%
Honduras Government International Bond (a)(b),
6.25%, 1/19/27		150	155,625

Hungary—1.1%
Hungary Government International Bond,
5.375%, 2/21/23		396	441,261

Indonesia—2.5%
Indonesia Government International Bond,
4.125%, 1/15/25		300	310,074
4.625%, 4/15/43 (a)(b)		300	303,413
Indonesia Treasury Bond,
7.875%, 4/15/19	IDR	5,000,000	385,575

			999,062

Iraq—0.5%
Iraq International Bond,
5.80%, 1/15/28		$250	222,745

Ivory Coast—0.8%
Ivory Coast Government International Bond (a)(b),
5.125%, 6/15/25		€100	115,709
6.125%, 6/15/33		$200	192,750

			308,459

Jamaica—1.0%
Jamaica Government International Bond,
6.75%, 4/28/28		200	227,000
8.00%, 3/15/39		150	177,750

			404,750

Kenya—0.5%
Kenya Government International Bond,
5.875%, 6/24/19		200	205,752

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)		Value*

Kuwait—1.5%
Kuwait International Government Bond (a)(b),
2.75%, 3/20/22		$300	$301,425
3.50%, 3/20/27		300	307,027

			608,452

Mexico—0.5%
Mexico Government International Bond,
3.60%, 1/30/25		200	202,900

Mongolia—0.6%
Mongolia Government International Bond,
5.125%, 12/5/22		250	235,431

Namibia—0.5%
Namibia International Bonds (a)(b),
5.25%, 10/29/25 200			206,395

Nigeria—1.3%
Nigeria Government International Bond,
6.75%, 1/28/21		300	318,792
7.875%, 2/16/32 (a)(b)		200	217,508

			536,300

Oman—0.5%
Oman Government International Bond (a)(b),
3.875%, 3/8/22		200	199,814

Panama—1.1%
Panama Government International Bond,
3.75%, 3/16/25		450	464,625

Paraguay—0.6%
Paraguay Government International Bond,
6.10%, 8/11/44		207	230,288

Peru—2.2%
Peruvian Government International Bond,
4.125%, 8/25/27		200	218,500
6.95%, 8/12/31 (a)(b)	PEN	2,000	683,494

			901,994

Philippines—0.6%
Philippine Government International Bond,
3.95%, 1/20/40		$250	261,498

Poland—1.0%
Republic of Poland Government Bond,
1.75%, 7/25/21	PLN	1,500	394,344

Romania—0.5%
Romanian Government International Bond,
4.375%, 8/22/23		$200	212,465

	Principal Amount (000s)		Value*

Russian Federation—2.0%
Russian Federation Bond,
4.25%, 6/23/27 (a)(b)		$400	$399,393
4.875%, 9/16/23		400	429,703

			829,096

Senegal—0.5%
Senegal Government International Bond (a)(b),
6.25%, 5/23/33		200	203,503

South Africa—1.4%
Republic of South Africa Government Bond,
6.75%, 3/31/21	ZAR	7,500	554,624

Sri Lanka—1.3%
Sri Lanka Government International Bond,
5.875%, 7/25/22		$300	311,386
6.20%, 5/11/27 (a)(b)		200	200,182

			511,568

Trinidad And Tobago—0.7%
Trinidad & Tobago Government International Bond (a)(b),
4.50%, 8/4/26		300	294,750

Turkey—0.9%
Turkey Government International Bond,
4.875%, 4/16/43		400	355,700

Ukraine—1.5%
Ukraine Government International Bond (a)(b),
zero coupon, 5/31/40 (d)		115	45,043
7.75%, 9/1/20		150	153,938
7.75%, 9/1/23		400	396,984

			595,965

United Arab Emirates—0.7%
IPIC GMTN Ltd. (a)(b),
5.00%, 11/15/20		253	274,018

Uruguay—0.7%
Uruguay Government International Bond,
4.375%, 10/27/27		284	303,426

Venezuela—0.8%
Venezuela Government International Bond,
6.00%, 12/9/20		750	341,250

Vietnam—0.5%
Vietnam Government International Bond,
4.80%, 11/19/24		200	210,686

Total Sovereign Debt Obligations (cost—$15,866,219)			16,248,983

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—4.2%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $1,727,017; collateralized by U.S. Treasury Notes, 1.25%, due 7/31/23, valued at $1,764,547 including accrued interest (cost—$1,727,000)	$1,727	$1,727,000

Total Investments (cost—$40,245,933)—100.2%		40,855,317

Liabilities in excess of other assets (e)—(0.2)%		(68,727)

Net Assets—100.0%		$40,786,590

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $15,499,059, representing 38.0% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $15,875,844, representing 38.9% of net assets.
(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2017.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2017:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2017	Unrealized Appreciation (Depreciation)
Purchased:
1,135,364 Euro settling 9/14/17	State Street Bank	$1,270,000	$1,301,542	$31,542
Sold:
526,000 Euro settling 9/14/17	State Street Bank	592,301	602,988	(10,687)

				$20,855

(f)	Transactions in options written for the nine months ended June 30, 2017:

	Contracts	Premiums
Options outstanding, September 30, 2016	—	$—
Options written	7,000	11,711
Options expired	(7,000)	(11,711)

Options outstanding, June 30, 2017	—	$—

Glossary:

ARS—Argentine Peso

€—Euro

FRN—Floating Rate Note

IDR—Indonesian Rupiah

PEN—Peruvian Nuevo Sol

PIK—Payment-in-Kind

PLN—Polish Zloty

ZAR—South African Rand

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	39.9%
Oil, Gas & Consumable Fuels	12.1%
Banks	9.6%
Electric Utilities	5.1%
Diversified Financial Services	4.3%
Holding Companies-Diversified	3.8%
Mining	3.0%
Telecommunications	2.4%
Iron/Steel	2.0%
Real Estate	2.0%
Food & Beverage	1.8%
Building Materials	1.7%
Insurance	1.5%
Lodging	1.0%
Engineering & Construction	1.0%
Commercial Services	1.0%
Media	0.9%
Transportation	0.9%
Specialty Retail	0.5%
Apparel & Textiles	0.5%
Auto Components	0.5%
Agriculture	0.5%
Repurchase Agreements	4.2%
Liabilities in excess of other assets	(0.2)%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—97.7%

Brazil—0.8%
Cia de Saneamento de Minas Gerais—COPASA	2,219	$26,792
Qualicorp S.A.	8,800	76,236

		103,028

China—17.0%
BAIC Motor Corp., Ltd., Class H (a)	238,000	230,808
China BlueChemical Ltd., Class H	308,000	72,496
China Lesso Group Holdings Ltd.	206,000	158,326
China Shineway Pharmaceutical Group Ltd.	37,000	37,415
China Suntien Green Energy Corp., Ltd., Class H	264,000	47,639
Dongfang Electric Corp., Ltd., Class H (d)	52,800	47,350
EVA Precision Industrial Holdings Ltd.	98,000	15,056
Fufeng Group Ltd.	237,000	128,270
Hisense Kelon Electrical Holdings Co., Ltd., Class H	131,000	223,219
Hopewell Highway Infrastructure Ltd.	114,500	65,858
Hua Hong Semiconductor Ltd. (a)	13,000	17,633
Jiangsu Expressway Co., Ltd., Class H (d)	88,000	124,150
K Wah International Holdings Ltd.	426,000	258,600
Kingboard Chemical Holdings Ltd.	68,000	270,691
PW Medtech Group Ltd. (d)	111,000	23,473
Shandong Chenming Paper Holdings Ltd., Class H	25,000	31,614
SSY Group Ltd.	68,000	27,788
Tianjin Development Holdings Ltd.	180,000	100,257
Weiqiao Textile Co., Class H (c)(d)	57,000	40,738
Xingda International Holdings Ltd.	151,000	61,103
Yuexiu Property Co., Ltd.	400,000	68,110
Yuexiu Real Estate Investment Trust REIT	261,000	162,098
Zhejiang Expressway Co., Ltd., Class H	16,000	20,900

		2,233,592

Colombia—0.1%
Avianca Holdings S.A. ADR	2,000	13,000

Czech Republic—0.4%
Philip Morris CR AS (d)	28	18,477
Unipetrol AS	3,159	39,188

		57,665

Greece—4.1%
Hellenic Petroleum S.A. (d)	8,856	83,910
Motor Oil Hellas Corinth Refineries S.A.	17,249	375,463
Mytilineos Holdings S.A. (d)	8,501	80,200

		539,573

Hong Kong—4.8%
Champion REIT	48,000	30,554
Giordano International Ltd.	30,000	17,135

	Shares	Value*

Hopewell Holdings Ltd.	5,500	$20,949
Johnson Electric Holdings Ltd.	15,500	53,874
Langham Hospitality Investments and Langham Hospitality Investments Ltd. UNIT	79,500	33,604
Luk Fook Holdings International Ltd.	31,000	105,996
Macau Legend Development Ltd. (d)	111,000	20,190
Orient Overseas International Ltd. (d)	18,000	129,020
Regal Real Estate Investment Trust REIT	57,000	16,789
Shun Tak Holdings Ltd. (d)	120,000	55,177
Singamas Container Holdings Ltd. (d)	104,000	16,115
Sun Hung Kai & Co., Ltd.	68,000	43,796
Television Broadcasts Ltd.	3,700	13,933
Texwinca Holdings Ltd.	52,000	31,569
Xinyi Glass Holdings Ltd. (d)	40,000	39,593

		628,294

Hungary—1.2%
Magyar Telekom Telecommunications PLC	91,590	159,913

India—11.0%
Bajaj Holdings & Investment Ltd.	581	19,236
Balrampur Chini Mills Ltd.	37,097	86,743
CESC Ltd.	5,958	79,761
Claris Lifesciences Ltd. (d)	3,123	17,197
Electrosteel Castings Ltd.	36,305	17,054
Gujarat Alkalies & Chemicals Ltd.	4,887	29,355
IDFC Ltd. (d)	257,326	215,917
Jammu & Kashmir Bank Ltd.	11,814	15,518
Jay Bharat Maruti Ltd. (d)	1,624	15,756
JB Chemicals & Pharmaceuticals Ltd.	2,994	14,488
Jindal Stainless Hisar Ltd. (d)	12,880	23,897
Kalyani Steels Ltd. (d)	9,009	58,447
McLeod Russel India Ltd. (d)	14,773	39,792
National Aluminium Co., Ltd. (d)	35,276	35,259
Phillips Carbon Black Ltd.	22,077	207,343
Prism Cement Ltd. (d)	8,880	16,630
Steel Authority of India Ltd. (d)	16,780	15,134
Tamil Nadu Newsprint & Papers Ltd.	22,845	109,910
Tata Coffee Ltd.	12,937	25,958
Transport Corp. of India Ltd.	3,286	16,653
Uflex Ltd. (d)	27,112	161,304
Vardhman Textiles Ltd. (d)	3,283	57,902
WNS Holdings Ltd. ADR (d)	5,000	171,800

		1,451,054

Indonesia—0.9%
Indo Tambangraya Megah Tbk PT	95,400	123,887

Korea (Republic of)—15.2%
Aekyung Petrochemical Co., Ltd.	3,204	44,035
Baiksan Co., Ltd.	5,891	47,420
Daeduck Electronics Co.	4,895	47,291
Daehan Steel Co., Ltd.	4,502	52,719
DGB Financial Group, Inc.	8,671	89,395
Dongwha Pharm Co., Ltd.	1,964	14,539

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Dongwon Development Co., Ltd.	4,926	$21,613
F&F Co., Ltd.	7,443	179,591
Hansol Paper Co., Ltd.	3,974	66,852
Hanwha Corp.	1,327	54,992
Huvis Corp.	2,671	17,980
Hwa Shin Co., Ltd.	3,956	22,198
Hyundai Engineering Plastics Co., Ltd.	9,784	67,631
INTOPS Co., Ltd.	1,436	14,988
Korea United Pharm, Inc.	1,527	27,002
KPX Chemical Co., Ltd.	346	19,566
Kwangju Bank Co., Ltd.	9,349	107,046
LF Corp.	1,565	41,022
LG Innotek Co., Ltd.	1,334	192,450
LOTTE Fine Chemical Co., Ltd.	2,372	81,613
LOTTE Himart Co., Ltd.	1,919	117,071
Moorim P&P Co., Ltd.	4,537	19,314
Poongsan Corp.	5,452	204,873
Pyeong Hwa Automotive Co., Ltd.	7,062	90,140
SeAH Steel Corp.	936	79,554
Seoyon E-Hwa Co., Ltd.	1,792	23,497
SL Corp.	3,366	63,573
Sungwoo Hitech Co., Ltd.	12,703	85,601
Sunjin Co., Ltd.	990	16,975
Taeyoung Engineering & Construction Co., Ltd. (d)	6,574	50,333
Unid Co., Ltd.	423	17,838
Woongjin Thinkbig Co., Ltd. (d)	3,910	28,382

		2,007,094

Malaysia—2.6%
Felda Global Ventures Holdings Bhd.	68,300	27,227
George Kent Malaysia Bhd.	25,100	24,089
Hai-O Enterprise Bhd.	17,300	16,483
JCY International Bhd.	109,100	14,735
Malaysian Pacific Industries Bhd.	9,000	28,262
Ta Ann Holdings Bhd.	39,800	32,822
UMW Holdings Bhd. (d)	26,900	37,408
Unisem M Bhd.	192,600	160,547

		341,573

Philippines—0.9%
Cebu Air, Inc.	52,810	102,425
First Philippine Holdings Corp.	10,510	14,580

		117,005

Poland—3.6%
Enea S.A. (d)	29,225	105,311
Energa S.A.	29,714	83,966
Kernel Holding S.A.	7,303	127,780
Tauron Polska Energia S.A. (d)	158,557	153,188

		470,245

Russian Federation—1.3%
Acron PJSC (c)	252	13,318
Inter RAO UES PJSC (c)	504,296	32,588
M Video PJSC (c)	12,316	81,532
Unipro PJSC (c)	1,128,000	47,680

		175,118

	Shares	Value*

South Africa—2.0%
Adcock Ingram Holdings Ltd.	5,448	$24,587
AECI Ltd.	21,505	174,703
Grindrod Ltd. (d)	20,068	16,966
Lewis Group Ltd.	6,998	17,417
Merafe Resources Ltd.	254,517	24,894

		258,567

Taiwan—20.6%
Ability Enterprise Co., Ltd.	82,583	51,662
Alpha Networks, Inc.	302,000	276,025
AU Optronics Corp.	132,000	60,250
China Motor Corp.	100,000	93,827
ChipMOS TECHNOLOGIES, Inc.	17,000	16,951
E-LIFE MALL Corp.	7,000	14,175
Elan Microelectronics Corp.	87,000	120,874
Epistar Corp. (d)	72,000	66,318
Everlight Electronics Co., Ltd.	60,000	96,614
Faraday Technology Corp.	27,000	34,109
Farglory Land Development Co., Ltd.	19,000	24,355
FocalTech Systems Co., Ltd.	136,000	155,620
Formosa Advanced Technologies Co., Ltd.	18,000	16,825
Gigabyte Technology Co., Ltd.	12,000	16,168
Grand Pacific Petrochemical	187,000	130,312
Greatek Electronics, Inc.	52,000	84,417
Huaku Development Co., Ltd.	104,000	240,032
Marketech International Corp.	36,000	47,421
Powertech Technology, Inc.	31,000	95,627
Radiant Opto-Electronics Corp.	79,000	175,897
Sampo Corp.	54,000	31,242
Sigurd Microelectronics Corp.	72,000	65,177
Sinmag Equipment Corp.	11,000	64,366
Sirtec International Co., Ltd.	12,000	19,798
Syncmold Enterprise Corp.	92,000	213,715
Taiwan Hon Chuan Enterprise Co., Ltd.	14,000	27,930
Tripod Technology Corp.	121,000	385,416
TXC Corp.	60,000	88,927

		2,714,050

Thailand—6.6%
Bangchak Corp., PCL NVDR	303,300	298,840
CPN Retail Growth Leasehold Property Fund UNIT	96,800	51,862
Hana Microelectronics PCL	125,400	185,497
KGI Securities Thailand PCL (c)	942,500	110,942
Sansiri PCL (c)	666,000	44,279
Thai Oil PCL NVDR	18,500	43,004
Thai Wah PCL Class F (c)	90,000	25,022
Thanachart Capital PCL (c)	84,200	113,915

		873,361

Turkey—4.1%
Aygaz AS	15,769	69,935
Migros Ticaret AS (d)	3,287	25,751
Soda Sanayii AS	59,494	110,903
Trakya Cam Sanayii AS	300,907	331,062

		537,651

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

United Arab Emirates—0.2%
RAK Properties PJSC (d)	163,610	$28,508

United States—0.3%
Net 1 UEPS Technologies, Inc. (d)	3,800	37,468

Total Common Stock (cost—$11,241,912)		12,870,646

PREFERRED STOCK—0.7%

Brazil—0.7%
Cia Ferro Ligas da Bahia—FERBASA	14,800	49,007
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	8,500	32,457

Total Preferred Stock (cost—$91,123)		81,464

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank and Trust Co.,dated 6/30/17, 0.12%, due 7/3/17, proceeds $137,001; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $143,997 including accrued interest (cost—$137,000)	$137	137,000

Total Investments (cost—$11,470,035) (b)—99.4%		13,089,110

Other assets less liabilities—0.6%		82,756

Net Assets—100.0%		$13,171,866

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $248,441, representing 1.9% of net assets.
(b)	Securities with an aggregate value of $10,781,997, representing 81.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $510,014, representing 3.9% of net assets.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Electronic Equipment, Instruments & Components	10.0%
Semiconductors & Semiconductor Equipment	8.6%
Chemicals	8.5%
Oil, Gas & Consumable Fuels	7.4%
Real Estate Management & Development	5.5%
Building Products	3.8%
Electric Utilities	3.8%
Metals & Mining	3.8%
Auto Components	3.6%
Textiles, Apparel & Luxury Goods	3.2%
Automobiles	2.7%
Specialty Retail	2.7%
Food Products	2.7%
Machinery	2.5%
Banks	2.5%
Household Durables	2.3%
Communications Equipment	2.1%
Equity Real Estate Investment Trusts (REITs)	2.0%
Paper & Forest Products	2.0%
Diversified Financial Services	1.8%
Transportation Infrastructure	1.6%
IT Services	1.6%
Containers & Packaging	1.4%
Pharmaceuticals	1.2%
Diversified Telecommunication Services	1.2%
Industrial Conglomerates	1.2%
Marine	1.1%
Airlines	0.9%
Capital Markets	0.8%
Electrical Equipment	0.8%
Multi-Utilities	0.8%
Health Care Providers & Services	0.6%
Gas Utilities	0.5%
Construction & Engineering	0.4%
Iron/Steel	0.4%
Independent Power Producers & Energy Traders	0.4%
Consumer Finance	0.3%
Media	0.3%
Technology Hardware, Storage & Peripherals	0.2%
Water Utilities	0.2%
Food & Staples Retailing	0.2%
Health Care Equipment & Supplies	0.2%
Hotels, Restaurants & Leisure	0.2%
Tobacco	0.1%
Air Freight & Logistics	0.1%
Construction Materials	0.1%
Internet & Catalog Retail	0.1%
Repurchase Agreements	1.0%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—95.2%

Finland—1.1%
Nokian Renkaat Oyj	1,840	$76,164

France—18.4%
AXA S.A.	11,380	311,623
Coface S.A.	8,700	87,058
Klepierre REIT	1,060	43,445
Natixis S.A.	13,870	93,105
SCOR SE	4,615	183,344
SES S.A.	13,566	317,809
Total S.A.	3,370	167,310
Vivendi S.A.	2,330	51,883

		1,255,577

Germany—12.2%
Daimler AG	1,720	124,750
Drillisch AG	3,040	183,378
Freenet AG	4,794	152,941
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,480	299,482
ProSiebenSat.1 Media SE	1,640	68,797

		829,348

Ireland—0.6%
Allied Irish Banks PLC	7,812	44,166

Italy—2.5%
Atlantia SpA	6,030	169,620

Netherlands—8.4%
ABN AMRO Group NV (a)	4,480	118,684
ING Groep NV	12,640	218,201
Koninklijke KPN NV	74,750	239,242

		576,127

Norway—5.8%
Statoil ASA	4,650	77,107
Telenor ASA	11,090	183,986
Yara International ASA	3,560	133,864

		394,957

Portugal—0.4%
CTT-Correios de Portugal S.A.	4,740	29,993

Spain—12.2%
Cia de Distribucion Integral Logista Holdings S.A.	8,720	229,488
Enagas S.A.	5,340	149,863
Ferrovial S.A.	10,815	240,235
Iberdrola S.A.	26,890	213,088

		832,674

Sweden—1.5%
Swedbank AB, Class A	4,180	102,016

	Shares	Value*

Switzerland—2.4%
Sunrise Communications Group AG (a)(c)	2,066	$162,898

United Kingdom—29.7%
Admiral Group PLC	2,370	61,845
Ashmore Group PLC	20,850	95,968
BP PLC	43,230	249,531
BT Group PLC	29,940	115,127
Centrica PLC	16,740	43,645
GlaxoSmithKline PLC	10,520	223,942
HSBC Holdings PLC	23,040	213,856
IG Group Holdings PLC	13,379	99,038
Imperial Brands PLC	5,020	225,584
Next PLC	2,040	102,457
Royal Dutch Shell PLC, Class A	11,730	311,899
TP ICAP PLC	4,984	30,334
TUI AG	10,530	153,002
Vodafone Group PLC	35,720	101,443

		2,027,671

Total Common Stock (cost—$6,009,980)		6,501,211

	Principal Amount (000s)

Repurchase Agreements—4.9%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $332,003; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $342,615 including accrued interest (cost—$332,000)	$332	332,000

Total Investments (cost—$6,341,980) (b)—100.1%		6,833,211

Liabilities in excess of other assets—(0.1)%		(9,822)

Net Assets—100.0%		$6,823,389

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $281,582, representing 4.1% of net assets.
(b)	Securities with an aggregate value of $6,426,711, representing 94.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

June 30, 2017 (unaudited) (continued)

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	14.0%
Insurance	13.8%
Banks	11.6%
Diversified Telecommunication Services	10.3%
Media	6.4%
Wireless Telecommunication Services	6.4%
Air Freight & Logistics	3.8%
Construction & Engineering	3.5%
Tobacco	3.3%
Capital Markets	3.3%
Pharmaceuticals	3.3%
Electric Utilities	3.1%
Transportation Infrastructure	2.5%
Hotels, Restaurants & Leisure	2.3%
Chemicals	2.0%
Automobiles	1.8%
Multi-line Retail	1.5%
Auto Components	1.1%
Multi-Utilities	0.6%
Equity Real Estate Investment Trusts (REITs)	0.6%
Repurchase Agreements	4.9%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—54.3%

Argentina—0.0%
Grupo Financiero Galicia S.A. ADR	1,335	$56,924

Australia—0.5%
Automotive Holdings Group Ltd.	3,630	9,347
Bapcor Ltd.	11,055	46,648
BlueScope Steel Ltd.	7,294	73,845
Breville Group Ltd.	1,323	10,625
Brickworks Ltd.	2,030	21,515
Cochlear Ltd.	807	96,386
CSR Ltd.	21,445	69,696
Downer EDI Ltd.	11,474	56,520
Fortescue Metals Group Ltd.	15,366	61,512
Harvey Norman Holdings Ltd.	30,937	90,846
Investa Office Fund REIT	19,628	66,181
Macquarie Group Ltd.	1,378	93,709
Metcash Ltd. (g)	47,137	86,956
Myer Holdings Ltd.	95,301	61,168
Qantas Airways Ltd.	32,429	142,543
Regis Resources Ltd.	15,795	45,967
Retail Food Group Ltd.	18,824	67,999
Saracen Mineral Holdings Ltd. (g)	12,327	11,102
Southern Cross Media Group Ltd.	37,800	36,164
St. Barbara Ltd. (g)	16,786	37,608
Star Entertainment Group Ltd.	13,271	51,508
Stockland REIT	800	2,690
Tassal Group Ltd.	13,323	39,012
Vicinity Centres REIT	1,738	3,429
Wesfarmers Ltd.	3,708	114,336
WPP AUNZ Ltd.	61,200	58,798

		1,456,110

Austria—0.2%
BUWOG AG (g)	3,484	100,098
Erste Group Bank AG	2,823	108,134
EVN AG	4,031	60,267
Flughafen Wien AG	322	12,229
OMV AG	3,400	176,605
Porr AG	1,204	37,995
Telekom Austria AG	921	7,252
Voestalpine AG	1,604	74,762

		577,342

Belgium—0.2%
D’ieteren S.A.	1,070	49,999
Elia System Operator S.A.	448	25,353
Groupe Bruxelles Lambert S.A.	932	89,708
KBC Group NV	3,220	244,137
Solvay S.A.	775	104,014

		513,211

Bermuda—0.0%
Genpact Ltd.	1,410	39,240
Textainer Group Holdings Ltd.	963	13,964

		53,204

	Shares	Value*

Brazil—0.2%
Cia de Saneamento de Minas Gerais—COPASA	3,300	$39,844
Cielo S.A.	13,800	102,472
JBS S.A.	18,300	36,071
MRV Engenharia e Participacoes S.A.	4,500	18,364
Qualicorp S.A.	42,100	364,717
Sao Martinho S.A.	8,200	42,573

		604,041

Canada—2.3%
Aecon Group, Inc.	489	6,086
AG Growth International, Inc.	322	14,332
Alimentation Couche-Tard, Inc., Class B	1,450	69,503
Artis Real Estate Investment Trust REIT	523	5,283
Atco Ltd., Class I	2,338	91,425
Bank of Montreal	5,778	424,261
BCE, Inc.	6,316	284,434
Bonavista Energy Corp.	3,032	6,336
Canadian Imperial Bank of Commerce	4,870	395,781
Canadian Real Estate Investment Trust REIT	523	18,499
Canadian Tire Corp., Ltd., Class A	2,929	333,284
Canfor Pulp Products, Inc.	534	5,172
Cascades, Inc.	1,386	18,907
Celestica, Inc. (g)	3,763	51,129
CGI Group, Inc., Class A (g)	1,734	88,599
Chorus Aviation, Inc.	4,609	27,047
Cogeco Communications, Inc.	3,683	224,962
Crescent Point Energy Corp.	346	2,647
Dorel Industries, Inc., Class B	291	7,735
ECN Capital Corp.	1,240	3,825
Enercare, Inc.	3,651	55,520
Exchange Income Corp.	3,541	90,273
Fortis, Inc.	4,150	145,864
Genworth MI Canada, Inc.	2,539	69,858
George Weston Ltd.	1,934	175,071
Great-West Lifeco, Inc.	943	25,560
High Liner Foods, Inc.	3,181	42,902
Intact Financial Corp.	345	26,061
Killam Apartment REIT	761	7,476
Kirkland Lake Gold Ltd. (g)	10,446	98,838
Laurentian Bank of Canada	9,293	388,188
Linamar Corp.	5,296	261,043
Loblaw Cos., Ltd.	1,528	85,002
Lucara Diamond Corp.	22,982	48,913
Magna International, Inc.	1,835	85,000
Manulife Financial Corp.	5,894	110,490
Martinrea International, Inc.	1,349	11,016
Medical Facilities Corp.	7,602	85,822
Metro, Inc.	5,723	188,354
National Bank of Canada	2,379	100,036
NorthWest Healthcare Properties Real Estate Investment Trust REIT	1,343	11,061
Open Text Corp.	930	29,353
Power Corp. of Canada	3,196	72,901
Power Financial Corp.	1,577	40,459

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Pure Industrial Real Estate Trust REIT	11,024	$58,486
Raging River Exploration, Inc. (g)	990	6,176
Rogers Sugar, Inc.	1,566	7,656
Royal Bank of Canada	5,493	398,844
Saputo, Inc.	2,440	77,614
Stantec, Inc.	411	10,348
Sun Life Financial, Inc.	7,884	281,849
Tahoe Resources, Inc.	4,836	41,692
TELUS Corp.	331	11,427
TFI International, Inc.	1,312	28,298
Toronto-Dominion Bank	7,877	396,948
TransCanada Corp.	5,006	238,642
Transcontinental, Inc., Class A	12,994	257,515
Waste Connections, Inc.	1,542	99,336
WestJet Airlines Ltd.	5,761	102,843

		6,351,982

Chile—0.1%
Cencosud S.A.	36,395	96,878
Enel Chile S.A.	1,543,401	169,540

		266,418

China—2.2%
AAC Technologies Holdings, Inc.	4,900	61,207
Agile Group Holdings Ltd.	87,091	79,743
Agricultural Bank of China Ltd., Class H	117,000	55,296
Air China Ltd., Class H (g)	70,347	72,510
Alibaba Group Holding Ltd. ADR (g)	4,077	574,449
Bank of Chongqing Co., Ltd., Class H	111,000	88,555
Bank of Communications Co., Ltd., Class H	156,039	110,081
Beijing Enterprises Holdings Ltd.	52,000	250,728
BYD Electronic International Co., Ltd.	68,318	135,423
China Communications Construction Co., Ltd., Class H	38,000	48,946
China Communications Services Corp., Ltd., Class H	48,403	27,881
China Construction Bank Corp., Class H	587,064	456,528
China Dongxiang Group Co., Ltd.	43,117	7,618
China Evergrande Group	31,483	56,481
China High Speed Transmission Equipment Group Co., Ltd.	25,120	27,495
China Lumena New Materials Corp. (e)(g)	1,772	34
China Merchants Bank Co., Ltd., Class H	24,844	74,864
China Mobile Ltd.	1,500	15,903
China Petroleum & Chemical Corp., Class H	497,800	389,778
China Railway Construction Corp., Ltd., Class H	37,516	48,907
China Southern Airlines Co., Ltd., Class H	137,154	115,918
China Zhongwang Holdings Ltd.	114,800	50,420
Chongqing Rural Commercial Bank Co., Ltd., Class H	6,488	4,376
EVA Precision Industrial Holdings Ltd.	20,236	3,109
Great Wall Motor Co., Ltd., Class H	44,760	55,240

	Shares	Value*

Guangzhou Automobile Group Co., Ltd., Class H	75,435	$132,306
Guangzhou R&F Properties Co., Ltd., Class H	2,881	4,480
Hua Hong Semiconductor Ltd. (b)	58,000	78,668
Industrial & Commercial Bank of China Ltd., Class H	419,000	282,776
Jiangsu Expressway Co., Ltd., Class H (g)	5,189	7,321
Ju Teng International Holdings Ltd.	4,744	1,939
KWG Property Holding Ltd.	25,906	17,354
Lee & Man Paper Manufacturing Ltd.	48,517	45,014
Longfor Properties Co., Ltd.	10,845	23,290
Minth Group Ltd.	17,315	73,352
NetEase, Inc. ADR	1,591	478,302
Nexteer Automotive Group Ltd.	39,000	61,096
Orient Securities Co., Ltd., Class H (b)(g)	21,600	20,641
Postal Savings Bank of China Co., Ltd., Class H (b)(g)	67,000	38,604
Pou Sheng International Holdings Ltd.	303,000	54,327
Semiconductor Manufacturing International Corp. (g)	66,500	77,030
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	39,111	116,483
Shenzhen Expressway Co., Ltd., Class H	64,274	58,498
Sinopec Shanghai Petrochemical Co., Ltd., Class H	133,380	71,376
Sinopharm Group Co., Ltd., Class H	24,721	111,687
Skyworth Digital Holdings Ltd.	145,152	90,123
Tencent Holdings Ltd.	18,481	663,005
Tianneng Power International Ltd.	78,342	63,981
Tong Ren Tang Technologies Co., Ltd., Class H	2,726	4,192
Travelsky Technology Ltd., Class H	47,000	138,439
XTEP International Holdings Ltd.	7,651	2,950
Yum China Holdings, Inc. (g)	2,047	80,713
Yuzhou Properties Co., Ltd.	510,088	300,265

		5,909,702

Colombia—0.0%
Almacenes Exito S.A.	9,400	47,316
Corp. Financiera Colombiana S.A.	346	3,036

		50,352

Czech Republic—0.1%
Moneta Money Bank AS (b)	20,485	68,586
O2 Czech Republic AS	444	5,267
Philip Morris CR AS (g)	93	61,370

		135,223

Denmark—0.2%
Danske Bank A/S	6,784	261,001
Dfds A/S	1,784	95,107
Matas A/S	443	7,013
Schouw & Co. AB	490	52,582
Solar A/S, Class B	111	6,436
Spar Nord Bank A/S	5,473	71,777

		493,916

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Finland—0.2%
Cramo Oyj	1,938	$57,993
Metsa Board Oyj	429	3,114
Neste Oyj	2,250	88,787
Oriola Oyj, Class B	700	2,929
Stora Enso Oyj, Class R	8,051	104,036
UPM-Kymmene Oyj	8,516	242,831

		499,690

France—2.6%
Air France-KLM (g)	8,825	125,973
Alten S.A.	525	43,300
Amundi S.A. (b)	1,633	118,322
APERAM S.A.	51	2,368
ArcelorMittal (g)	7,677	174,138
Arkema S.A.	2,539	271,144
Atos SE	3,792	532,058
AXA S.A.	15,001	410,778
BNP Paribas S.A.	3,730	268,533
Boiron S.A.	31	3,058
Capgemini SE	2,365	244,310
Cegereal S.A. REIT	793	36,193
Cie de Saint-Gobain	3,312	176,877
Cie Generale des Etablissements Michelin	1,583	210,688
CNP Assurances	5,248	117,798
Eiffage S.A.	3,520	319,760
Faurecia	2,499	126,727
IPSOS	1,502	56,354
L’Oreal S.A.	1,256	261,894
MGI Coutier	1,628	65,117
Nexity S.A.	654	37,958
Orange S.A.	19,591	311,789
Peugeot S.A.	4,827	96,200
Rallye S.A.	2,470	50,865
Renault S.A.	1,803	163,127
Rubis SCA	40	4,537
Sanofi	4,583	439,143
SCOR SE	2,097	83,309
SEB S.A.	524	94,052
Societe Generale S.A.	3,592	193,701
Sodexo S.A.	873	112,829
Teleperformance (g)	1,537	197,077
Thales S.A.	1,947	209,544
Total S.A.	15,702	779,557
Ubisoft Entertainment S.A. (g)	112	6,358
Valeo S.A.	2,700	181,653
Vinci S.A.	5,249	447,747

		6,974,836

Germany—1.3%
BASF SE	1,386	128,633
Bayer AG	4,025	521,680
Bayerische Motoren Werke AG	1,321	122,863
Bechtle AG	309	39,728
Daimler AG	2,502	181,467
Deutsche Lufthansa AG	8,864	202,006
Deutsche Post AG	8,158	306,237
Deutsche Telekom AG	4,430	79,851

	Shares	Value*

Fresenius SE & Co. KGaA	568	$48,764
Hannover Rueck SE	1,667	200,229
Indus Holding AG	732	51,922
KION Group AG	549	41,994
Merck KGaA	829	100,308
METRO AG	4,100	138,507
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	72	14,569
Rheinmetall AG	734	69,865
Rhoen Klinikum AG	883	25,796
Siemens AG	4,589	631,235
Sixt SE (g)	37	2,239
Software AG	1,386	60,790
STADA Arzneimittel AG	1,575	111,874
Takkt AG	2,084	52,103
Talanx AG (g)	7,334	274,335
TLG Immobilien AG	467	9,558
Uniper SE	6,923	130,085
WCM Beteiligungs & Grundbesitz AG (g)	1,866	6,767

		3,553,405

Greece—0.1%
FF Group (g)	4,956	121,107
JUMBO S.A.	6,391	116,792
Motor Oil Hellas Corinth Refineries S.A.	3,327	72,420

		310,319

Hong Kong—0.4%
Cathay Pacific Airways Ltd.	1,543	2,395
CK Hutchison Holdings Ltd.	1,297	16,277
CLP Holdings Ltd.	32,281	341,350
Dah Sing Banking Group Ltd.	1,623	3,455
Dah Sing Financial Holdings Ltd.	8,240	69,166
Fairwood Holdings Ltd.	3,500	14,724
Hang Seng Bank Ltd.	900	18,828
IT Ltd.	114,000	56,227
Jardine Strategic Holdings Ltd.	2,700	112,556
Kerry Properties Ltd.	1,243	4,220
Link REIT	7,992	60,795
Swire Pacific Ltd., Class A	6,156	60,093
WH Group Ltd. (b)	241,500	243,860
Xinyi Glass Holdings Ltd. (g)	92,292	91,353
Yue Yuen Industrial Holdings Ltd.	698	2,895

		1,098,194

Hungary—0.0%
Magyar Telekom Telecommunications PLC	9,493	16,574
MOL Hungarian Oil & Gas PLC	928	72,887
Richter Gedeon Nyrt	1,358	35,503

		124,964

India—0.1%
Tata Motors Ltd. ADR	6,371	210,307

Indonesia—0.4%
Bank Danamon Indonesia Tbk PT	466,500	178,647
Bank Negara Indonesia Persero Tbk PT	609,555	299,716

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Indofood CBP Sukses Makmur Tbk PT (g)	118,982	$78,626
Indofood Sukses Makmur Tbk PT (g)	115,479	74,562
Telekomunikasi Indonesia Persero Tbk PT	1,366,006	463,884

		1,095,435

Ireland—0.0%
Irish Residential Properties REIT PLC	5,191	8,064
Origin Enterprises PLC	2,219	16,177

		24,241

Israel—0.3%
Bank Hapoalim BM	17,214	116,077
Bank Leumi Le-Israel BM	7,134	34,661
El Al Israel Airlines	64,772	59,543
Elbit Systems Ltd.	285	35,156
Israel Corp., Ltd. (g)	593	125,962
Mizrahi Tefahot Bank Ltd.	11,659	211,986
Nice Ltd.	1,504	118,495
Teva Pharmaceutical Industries Ltd. ADR	3,270	108,629

		810,509

Italy—0.5%
ACEA SpA	3,887	58,913
Enav SpA (b)	13,576	58,547
Enel SpA	56,942	305,408
Fila SpA	543	11,362
Intesa Sanpaolo SpA	66,054	210,105
Iren SpA	30,861	71,483
Mediobanca SpA	3,142	31,084
OVS SpA (b)	9,099	64,784
Poste Italiane SpA (b)	35,765	245,240
Recordati SpA	5,160	209,337
Societa Iniziative Autostradali e Servizi SpA	1,209	13,332
Unipol Gruppo Finanziario SpA	15,252	66,919

		1,346,514

Japan—3.7%
ADEKA Corp.	26	397
Aida Engineering Ltd.	142	1,363
Aisin Seiki Co., Ltd.	2,100	107,954
Alpen Co., Ltd.	385	6,867
ANA Holdings, Inc.	48,457	168,727
Aoyama Trading Co., Ltd.	911	32,518
Astellas Pharma, Inc.	13,292	162,916
Bandai Namco Holdings, Inc.	1,700	58,084
BML, Inc.	1,795	34,929
Brother Industries Ltd.	4,600	106,550
Canon, Inc.	8,910	303,076
Capcom Co., Ltd.	1,948	46,236
Daiichi Sankyo Co., Ltd.	3,747	88,440
Daito Pharmaceutical Co., Ltd.	152	3,352
Daito Trust Construction Co., Ltd.	605	94,256
Daiwa House Industry Co., Ltd.	1,954	66,877
DCM Holdings Co., Ltd.	3,825	33,562

	Shares	Value*

Doshisha Co., Ltd.	385	$7,332
Doutor Nichires Holdings Co., Ltd.	651	13,823
DTS Corp.	399	12,258
DyDo Group Holdings, Inc.	326	16,416
EDION Corp.	1,673	15,197
Exedy Corp.	174	4,919
Foster Electric Co., Ltd.	2,400	41,493
Fuji Media Holdings, Inc.	2,295	31,286
Fuji Oil Holdings, Inc.	1,916	44,321
Fuji Soft, Inc.	272	7,703
FUJIFILM Holdings Corp.	3,621	130,564
Fukuyama Transporting Co., Ltd.	2,726	17,320
Geo Holdings Corp.	1,536	15,941
Hankyu Hanshin Holdings, Inc.	2,070	74,572
Heiwa Corp.	1,403	31,321
Hogy Medical Co., Ltd.	139	9,266
Honeys Holdings Co., Ltd.	39	422
Idemitsu Kosan Co., Ltd.	3,171	90,211
Iida Group Holdings Co., Ltd.	5,200	86,796
ITOCHU Corp.	24,177	359,969
Japan Airlines Co., Ltd.	7,937	245,854
JFE Holdings, Inc.	3,600	62,682
Kagome Co., Ltd.	2,200	66,993
Kajima Corp.	13,000	109,871
Kato Sangyo Co., Ltd.	146	3,926
KOMEDA Holdings Co., Ltd.	900	14,360
Kyowa Exeo Corp.	3,500	59,013
LaSalle Logiport REIT	24	24,180
Maeda Corp.	10,943	120,757
Marubeni Corp.	44,200	286,356
Matsumotokiyoshi Holdings Co., Ltd.	1,214	69,155
Mazda Motor Corp.	14,800	207,924
Mitsubishi Chemical Holdings Corp.	14,206	118,361
Mitsubishi Corp.	14,700	309,009
Mitsubishi Gas Chemical Co., Inc.	271	5,756
Mitsubishi Shokuhin Co., Ltd.	259	7,445
Mitsubishi Tanabe Pharma Corp.	7,786	180,106
Mitsubishi UFJ Financial Group, Inc.	81,285	548,271
Mitsuboshi Belting Ltd.	142	1,577
Mitsui & Co., Ltd.	21,000	300,633
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	48,717
NEC Corp.	56,000	148,870
NEC Networks & System Integration Corp.	765	16,649
Nichias Corp.	1,396	16,149
Nifco, Inc.	146	7,853
Nihon Unisys Ltd.	3,621	57,351
Nippon Flour Mills Co., Ltd.	898	14,409
Nippon Paper Industries Co., Ltd.	5,672	116,270
NIPPON REIT Investment Corp.	10	26,473
Nippon Telegraph & Telephone Corp.	15,008	708,439
Nissan Motor Co., Ltd.	38,059	380,016
Nisshin Oillio Group Ltd.	1,462	8,575
Nomura Real Estate Holdings, Inc.	3,157	62,129
NTT Data Corp.	9,215	102,808
NTT DOCOMO, Inc.	13,243	313,206
NuFlare Technology, Inc.	900	53,784
Obayashi Corp.	2,927	34,486

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Okamura Corp.	1,031	$9,804
ORIX Corp.	15,801	245,861
Pacific Industrial Co., Ltd.	224	2,917
Paramount Bed Holdings Co., Ltd.	1,331	58,217
Prima Meat Packers Ltd.	1,462	8,589
Raito Kogyo Co., Ltd.	10,626	112,546
Recruit Holdings Co., Ltd.	4,800	82,607
Right On Co., Ltd.	1,157	10,110
S Foods, Inc.	972	35,769
Sakata INX Corp.	898	14,352
Sanyo Chemical Industries Ltd.	139	6,545
Sanyo Special Steel Co., Ltd.	914	5,187
Sapporo Holdings Ltd.	2,660	73,341
Sawai Pharmaceutical Co., Ltd.	525	29,485
SCREEN Holdings Co., Ltd.	1,211	81,007
Seiko Epson Corp.	4,800	107,099
Sekisui House Ltd.	10,323	182,445
Senko Group Holdings Co., Ltd.	1,796	11,695
Shiga Bank Ltd.	1,396	7,217
SKY Perfect JSAT Holdings, Inc.	10,000	43,073
Sojitz Corp.	26,484	65,195
Sompo Holdings, Inc.	2,185	84,810
Stella Chemifa Corp.	911	23,578
Sumitomo Dainippon Pharma Co., Ltd.	4,168	56,893
Sumitomo Forestry Co., Ltd.	4,480	70,571
Sumitomo Mitsui Trust Holdings, Inc.	2,385	85,667
Sumitomo Osaka Cement Co., Ltd.	10,972	52,180
Taisho Pharmaceutical Holdings Co., Ltd.	200	15,239
Takasago Thermal Engineering Co., Ltd.	397	6,469
Takeda Pharmaceutical Co., Ltd.	1,843	93,567
Tokyo Electron Ltd.	300	40,558
Tokyo Seimitsu Co., Ltd.	1,600	51,616
Toppan Printing Co., Ltd.	6,321	69,506
Toray Industries, Inc.	3,726	31,260
Toshiba Plant Systems & Services Corp.	2,000	31,599
Towa Pharmaceutical Co., Ltd.	138	6,450
Toyo Construction Co., Ltd.	911	3,596
Toyota Motor Corp.	7,851	412,676
Tv Tokyo Holdings Corp.	266	5,440
Ulvac, Inc.	205	9,892
Unipres Corp.	317	7,079
Wacoal Holdings Corp.	1,396	18,904
West Japan Railway Co.	2,866	202,785
Yamaha Motor Co., Ltd.	2,900	75,253
Yokohama Rubber Co., Ltd.	5,697	114,847
Yorozu Corp.	259	4,030
Yoshinoya Holdings Co., Ltd.	2,175	36,263
Yurtec Corp.	132	902

		9,990,338

Korea (Republic of)—1.4%
CJ Hellovision Co., Ltd.	889	7,086
Daekyo Co., Ltd.	777	5,540
Easy Bio, Inc.	2,176	12,802
Hankook Tire Co., Ltd.	1,763	97,999
Hansol Paper Co., Ltd.	477	8,024
Hanwha Chemical Corp.	10,501	277,107

	Shares	Value*

Hyosung Corp.	492	$72,048
Hyundai Engineering Plastics Co., Ltd.	864	5,972
Hyundai Motor Co.	824	114,886
KB Financial Group, Inc.	4,269	215,543
KB Insurance Co., Ltd.	1,483	42,613
KC Tech Co., Ltd.	174	3,564
Kia Motors Corp.	3,057	102,090
Korea Electric Power Corp.	2,270	80,947
Korea Gas Corp. (g)	684	31,812
Korea Petrochemical Ind Co., Ltd.	502	111,081
KT Corp.	221	6,301
KT&G Corp.	2,502	255,934
Kukdo Chemical Co., Ltd.	130	5,967
LG Corp.	643	43,472
LG Display Co., Ltd.	1,180	38,164
LG Electronics, Inc.	1,262	88,536
Lotte Chemical Corp.	245	73,739
LS Corp.	2,109	134,447
Macquarie Korea Infrastructure Fund	3,073	23,152
POSCO	1,257	314,869
S-Oil Corp.	1,302	107,874
Samjin Pharmaceutical Co., Ltd.	530	15,279
Samsung Electronics Co., Ltd.	91	189,537
Samsung Electronics Co., Ltd. GDR	847	876,645
Samyang Holdings Corp.	89	9,529
SK Innovation Co., Ltd.	2,028	280,870
SK Telecom Co., Ltd.	440	102,294
Tongyang Life Insurance Co., Ltd.	3,423	29,865
Ubiquoss Holdings, Inc.	442	2,408
Ubiquoss, Inc. (g)	140	2,453
Woori Bank	7,482	120,527

		3,910,976

Luxembourg—0.0%
RTL Group S.A. (g)	860	64,972

Malaysia—0.3%
AirAsia Bhd.	154,400	116,890
CIMB Group Holdings Bhd.	119,800	183,626
KNM Group Bhd. (g)	31,700	1,919
Maxis Bhd.	3,200	4,137
MISC Bhd.	12,300	21,393
Supermax Corp. Bhd.	20,100	9,318
Tenaga Nasional Bhd.	100,300	330,445

		667,728

Mexico—0.1%
Alfa S.A.B de C.V., Class A	32,519	46,139
Grupo Aeroportuario del Pacifico S.A.B de C.V. ADR	47	5,278
Grupo Lala S.A.B de C.V.	4,496	8,242
Industrias Bachoco S.A.B de C.V. ADR	2,004	116,192

		175,851

Morocco—0.0%
Douja Promotion Groupe Addoha S.A.	14,722	74,383
Maroc Telecom	747	10,873

		85,256

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Netherlands—0.4%
AerCap Holdings NV (g)	2,762	$128,240
ASR Nederland NV	4,064	137,046
BE Semiconductor Industries NV	1,392	74,438
ING Groep NV	27,635	477,056
Koninklijke Ahold Delhaize NV	3,620	69,096
NN Group NV	4,928	174,860
Philips Lighting NV (b)	1,865	68,888
Vastned Retail NV REIT	232	9,713

		1,139,337

New Zealand—0.2%
Air New Zealand Ltd.	59,245	141,560
Arvida Group Ltd.	9,216	9,053
Auckland International Airport Ltd.	14,167	74,025
Fonterra Co-operative Group Ltd. UNIT	2,607	11,462
Kiwi Property Group Ltd.	1,458	1,506
Metlifecare Ltd.	25,550	100,555
Summerset Group Holdings Ltd.	20,375	70,911
Tourism Holdings Ltd.	3,164	9,740

		418,812

Norway—0.4%
Austevoll Seafood ASA	5,188	44,091
Avance Gas Holding Ltd. (b)(g)	97	245
Bakkafrost P/F	2,733	102,912
Gjensidige Forsikring ASA	1,492	25,468
Leroy Seafood Group ASA	6,270	34,051
Marine Harvest ASA (g)	5,368	91,842
Orkla ASA	34,105	346,644
Salmar ASA	4,015	99,521
Sparebank 1 Nord Norge	7,721	52,509
SpareBank 1 SMN	10,672	91,780
Stolt-Nielsen Ltd.	2,374	33,412
Telenor ASA	195	3,235
Veidekke ASA	3,203	41,818

		967,528

Peru—0.0%
Cia de Minas Buenaventura SAA ADR	9,681	111,331

Philippines—0.1%
Aboitiz Equity Ventures, Inc.	4,940	7,447
BDO Unibank, Inc.	3,040	7,473
Globe Telecom, Inc.	1,025	41,601
Security Bank Corp.	23,930	102,902

		159,423

Poland—0.0%
Asseco Poland S.A.	501	6,593
Ciech S.A.	570	9,391
Polski Koncern Naftowy Orlen S.A.	2,807	84,788

		100,772

Portugal—0.0%
Jeronimo Martins SGPS S.A.	2,169	42,347

Russian Federation—0.0%
Magnitogorsk Iron & Steel Works PJSC GDR	7,225	53,465

	Shares	Value*

PhosAgro PJSC GDR	1,266	$16,774
Sistema PJSC FC GDR	3,465	14,484
Surgutneftegas OJSC ADR	669	2,879

		87,602

Singapore—0.4%
Accordia Golf Trust UNIT	106,100	55,102
BOC Aviation Ltd. (b)	5,400	28,550
DBS Group Holdings Ltd.	21,300	320,581
Fortune Real Estate Investment Trust REIT	11,000	13,653
Frasers Logistics & Industrial Trust REIT	37,400	29,339
Japfa Ltd.	132,600	62,077
Jardine Cycle & Carriage Ltd.	3,600	115,908
Keppel DC REIT	13,600	12,745
Mapletree Industrial Trust REIT	9,000	12,158
QAF Ltd.	50,100	46,215
SATS Ltd.	27,200	100,903
Sheng Siong Group Ltd.	23,700	17,043
Singapore Airlines Ltd.	19,100	140,371
Sino Grandness Food Industry Group Ltd. (g)	25,900	4,605
Venture Corp., Ltd.	8,300	72,652

		1,031,902

South Africa—0.1%
Gold Fields Ltd.	28,723	98,777
Harmony Gold Mining Co., Ltd.	9,724	16,069
Sibanye Gold Ltd. ADR	7,122	32,975
Super Group Ltd. (g)	14,549	41,036
Tsogo Sun Holdings Ltd.	8,257	14,147

		203,004

Spain—0.5%
ACS Actividades de Construccion y Servicios S.A.	4,779	184,775
Amadeus IT Group S.A.	4,191	250,520
Axiare Patrimonio SOCIMI S.A. REIT	221	3,776
Bankinter S.A.	8,670	79,980
Ebro Foods S.A.	4,741	108,299
Faes Farma S.A.	13,210	43,899
International Consolidated Airlines Group S.A.	17,977	142,913
Lar Espana Real Estate Socimi S.A. REIT	137	1,262
Repsol S.A.	17,807	273,000
Telefonica S.A.	22,876	236,804

		1,325,228

Sweden—0.4%
Bilia AB, Class A	7,574	74,844
BillerudKorsnas AB	199	3,145
Bure Equity AB	4,293	49,938
Castellum AB	6,718	98,697
Cloetta AB, Class B	2,397	9,873
Essity AB, Class B (g)	2,664	72,887
Granges AB	4,908	45,155
Holmen AB, Class B	2,215	96,137
Humana AB	11,979	89,579
Klovern AB, Class B	45,445	49,745

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Loomis AB, Class B	1,195	$42,837
Nordea Bank AB	17,551	223,537
Peab AB	211	2,560
Scandic Hotels Group AB (b)	5,709	74,203
Svenska Cellulosa AB SCA, Class B	2,664	20,153
Swedbank AB, Class A	7,203	175,795

		1,129,085

Switzerland—0.8%
Adecco Group AG	1,354	103,151
Bachem Holding AG, Class B	326	37,193
Baloise Holding AG	583	90,306
Banque Cantonale Vaudoise	29	21,509
Bell Food Group AG	220	105,251
BKW AG	2,086	122,621
Bobst Group S.A.	1,734	166,743
Cembra Money Bank AG	50	4,739
Emmi AG (g)	21	15,817
Garmin Ltd.	1,727	88,129
Georg Fischer AG	76	73,718
Intershop Holding AG	17	8,527
Komax Holding AG	100	29,252
Kudelski S.A.	3,234	55,197
Lonza Group AG (g)	656	142,100
Nestle S.A.	1,298	113,208
Partners Group Holding AG	182	113,006
Schweiter Technologies AG	8	10,370
Siegfried Holding AG (g)	47	13,283
Swiss Life Holding AG (g)	279	94,378
Swiss Prime Site AG (g)	1,061	96,466
Swiss Re AG	3,211	294,265
Valora Holding AG	75	23,973
Zurich Insurance Group AG	885	258,286

		2,081,488

Taiwan—0.9%
Accton Technology Corp.	28,000	71,350
Arcadyan Technology Corp.	9,000	15,194
Asia Vital Components Co., Ltd.	12,000	10,510
AU Optronics Corp.	151,000	68,922
Chang Hwa Commercial Bank Ltd.	14,000	8,028
Cheng Uei Precision Industry Co., Ltd.	5,000	6,866
Chin-Poon Industrial Co., Ltd.	7,000	14,271
China Airlines Ltd.	56,000	16,987
China Metal Products	8,000	8,006
China Motor Corp.	10,000	9,383
Chunghwa Telecom Co., Ltd.	69,000	244,777
Compeq Manufacturing Co., Ltd.	154,000	125,368
Elite Material Co., Ltd.	15,000	72,693
Eva Airways Corp.	102,000	50,457
Farglory Land Development Co., Ltd.	18,000	23,073
First Financial Holding Co., Ltd.	108,000	72,216
Formosa Petrochemical Corp.	41,000	141,403
Formosa Plastics Corp.	9,000	27,419
Getac Technology Corp.	18,000	23,951
Gintech Energy Corp. (g)	6,000	3,153
Grape King Bio Ltd.	2,000	13,300

	Shares	Value*

Hon Hai Precision Industry Co., Ltd.	90,000	$345,959
Hua Nan Financial Holdings Co., Ltd.	16,000	9,282
King Yuan Electronics Co., Ltd.	28,000	28,651
Kinsus Interconnect Technology Corp.	6,000	15,899
Lite-On Technology Corp.	39,000	64,015
Powertech Technology, Inc.	52,000	160,407
Sercomm Corp.	11,000	28,545
Shin Zu Shing Co., Ltd.	3,000	9,521
Sinbon Electronics Co., Ltd.	13,000	30,686
Sitronix Technology Corp.	3,000	9,251
Taiwan Business Bank	79,000	22,070
Taiwan Hon Chuan Enterprise Co., Ltd.	5,000	9,975
Taiwan Semiconductor Manufacturing Co., Ltd.	92,000	628,564
TXC Corp.	15,000	22,232
Wistron NeWeb Corp.	5,000	14,878
WT Microelectronics Co., Ltd.	6,000	8,882
Yageo Corp. (g)	3,000	10,451

		2,446,595

Thailand—0.3%
Bangkok Bank PCL	34,600	193,479
Charoen Pokphand Foods PCL (e)	88,800	64,790
IRPC PCL (e)	182,300	28,684
Kiatnakin Bank PCL (e)	56,200	118,186
PTT Global Chemical PCL (e)	47,100	94,919
Siam Cement PCL	17,100	252,585
Sri Trang Agro-Industry PCL (e)	8,200	3,593
Thai Oil PCL (e)	14,800	34,403

		790,639

Turkey—0.3%
Akbank TAS	47,358	131,912
Arcelik AS	25,632	189,803
Cimsa Cimento Sanayi VE Ticaret AS	5,739	24,694
Dogus Otomotiv Servis ve Ticaret AS (g)	909	2,433
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (g)	50,759	42,412
Eregli Demir ve Celik Fabrikalari TAS	39,100	78,326
Haci Omer Sabanci Holding AS	31,564	98,047
Tekfen Holding AS	25,570	63,377
Tofas Turk Otomobil Fabrikasi AS	3,185	26,160
Tupras Turkiye Petrol Rafinerileri AS	58	1,668
Turk Hava Yollari AO (g)	38,508	88,092
Turkiye Vakiflar Bankasi Tao	39,830	73,235

		820,159

United Kingdom—3.0%
3i Group PLC	10,440	122,749
Anglo American PLC (g)	20,574	274,863
Assura PLC REIT	9,065	7,533
Aviva PLC	22,324	153,128
Beazley PLC	4,784	30,428
Bellway PLC	2,973	115,367
Berkeley Group Holdings PLC	1,337	56,220
BP PLC	62,793	362,452
British American Tobacco PLC	12,085	823,507

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Burford Capital Ltd.	1,427	$16,746
Carillion PLC	16,780	40,809
Carnival PLC	4,978	329,163
Centamin PLC	16,504	33,336
Compass Group PLC	23,798	502,317
Diageo PLC	2,409	71,190
Entertainment One Ltd.	9,741	27,962
Firstgroup PLC (g)	69,732	114,312
Galliford Try PLC	4,258	64,453
Gamma Communications PLC	2,555	20,466
GlaxoSmithKline PLC	22,365	476,089
Greene King PLC	4,624	40,582
Hostelworld Group PLC (b)	17,215	77,803
HSBC Holdings PLC	36,417	338,021
IG Group Holdings PLC	7,761	57,451
Imperial Brands PLC	10,152	456,202
Informa PLC	24,409	212,905
Intermediate Capital Group PLC	4,082	44,267
International Game Technology PLC	2,490	45,567
Interserve PLC	5,740	17,288
J Sainsbury PLC	28,329	92,921
Johnson Service Group PLC	5,867	9,838
Keller Group PLC	10,963	125,653
Marston’s PLC	5,162	8,202
Micro Focus International PLC	175	5,175
National Express Group PLC	19,553	93,380
Northgate PLC	9,796	56,534
Novae Group PLC	676	5,019
Paragon Group of Cos. PLC	5,161	28,708
Pendragon PLC	123,307	49,786
Plus500 Ltd.	10,817	76,853
Primary Health Properties PLC REIT	4,727	7,003
RELX PLC	7,537	162,927
Rio Tinto PLC	6,483	274,567
Royal Dutch Shell PLC, Class A	11,094	294,988
Royal Dutch Shell PLC, Class B	33,822	907,999
RSA Insurance Group PLC	2,453	19,677
Shire PLC	5,333	294,056
Tate & Lyle PLC	12,907	111,237
Taylor Wimpey PLC	19,872	45,635
Trinity Mirror PLC	3,803	4,867
Virgin Money Holdings UK PLC	906	3,146
Wizz Air Holdings PLC (b)(g)	349	11,006
WPP PLC	19,491	410,415

		8,032,768

United States—29.1%
AbbVie, Inc.	10,725	777,670
Accenture PLC, Class A	1,516	187,499
ACCO Brands Corp. (g)	5,102	59,438
Activision Blizzard, Inc.	11,428	657,910
Advanced Energy Industries, Inc. (g)	1,225	79,245
Aetna, Inc.	3,598	546,284
Aflac, Inc.	4,740	368,203
AG Mortgage Investment Trust, Inc. REIT	5,201	95,178
Agilent Technologies, Inc.	5,021	297,796
AGNC Investment Corp. REIT	13,449	286,329

	Shares	Value*

Agree Realty Corp. REIT	822	$37,705
Air Lease Corp.	2,180	81,445
Aircastle Ltd.	3,379	73,493
Alaska Air Group, Inc.	1,211	108,699
Alcoa Corp.	2,639	86,163
Align Technology, Inc. (g)	734	110,188
Allstate Corp.	964	85,256
Ally Financial, Inc.	3,701	77,351
Alphabet, Inc., Class A (g)	905	841,360
Alphabet, Inc., Class C (g)	928	843,301
Altria Group, Inc.	15,792	1,176,030
AMAG Pharmaceuticals, Inc. (g)	2,642	48,613
Amazon.com, Inc. (g)	836	809,248
Amdocs Ltd.	4,857	313,082
Ameren Corp.	654	35,754
American Electric Power Co., Inc.	3,350	232,724
American Financial Group, Inc.	3,631	360,812
American Outdoor Brands Corp. (g)	2,116	46,891
American Public Education, Inc. (g)	293	6,929
AmerisourceBergen Corp.	4,309	407,330
Amgen, Inc.	5,591	962,938
AMN Healthcare Services, Inc. (g)	1,419	55,412
AngioDynamics, Inc. (g)	1,997	32,371
Annaly Capital Management, Inc. REIT	22,146	266,859
Anthem, Inc.	2,513	472,771
Anworth Mortgage Asset Corp. REIT	11,802	70,930
AO Smith Corp.	162	9,125
Apollo Commercial Real Estate Finance, Inc. REIT	4,976	92,305
Apollo Investment Corp.	906	5,789
Apple, Inc.	9,830	1,415,717
Applied Materials, Inc.	12,488	515,879
Archer-Daniels-Midland Co.	6,607	273,398
Ares Commercial Real Estate Corp. REIT	4,087	53,499
ARMOUR Residential REIT, Inc.	3,264	81,600
Arrow Electronics, Inc. (g)	1,380	108,220
AT&T, Inc.	41,679	1,572,549
Atmos Energy Corp.	1,031	85,521
Atwood Oceanics, Inc. (g)	489	3,985
Automatic Data Processing, Inc.	2,510	257,175
AutoZone, Inc. (g)	293	167,145
AvalonBay Communities, Inc. REIT	185	35,551
Avery Dennison Corp.	113	9,986
AVX Corp.	1,003	16,389
Axis Capital Holdings Ltd.	2,470	159,710
Banc of California, Inc.	3,329	71,574
Bank of America Corp.	35,901	870,958
Baxter International, Inc.	8,000	484,320
Becton Dickinson and Co.	1,327	258,911
Bemis Co., Inc.	10	463
Berkshire Hathaway, Inc., Class B (g)	1,495	253,208
Best Buy Co., Inc.	3,087	176,978
BGC Partners, Inc., Class A	10,900	137,776
Big Lots, Inc.	1,054	50,908
Blackstone Mortgage Trust, Inc., Class A REIT	1,958	61,873
Booz Allen Hamilton Holding Corp.	2,779	90,429

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Boston Scientific Corp. (g)	9,229	$255,828
Briggs & Stratton Corp.	1,364	32,872
Brixmor Property Group, Inc. REIT	256	4,577
Broadcom Ltd.	2,871	669,087
Builders FirstSource, Inc. (g)	442	6,771
Bunge Ltd.	1,461	108,991
Burlington Stores, Inc. (g)	470	43,235
CA, Inc.	4,842	166,904
CACI International, Inc., Class A (g)	537	67,152
Cadence Design Systems, Inc. (g)	364	12,190
Cambrex Corp. (g)	115	6,871
Capital One Financial Corp.	1,383	114,263
Capitol Federal Financial, Inc.	2,995	42,559
Capstead Mortgage Corp. REIT	3,269	34,096
Cardinal Health, Inc.	1,378	107,374
CareTrust REIT, Inc.	2,720	50,429
Carriage Services, Inc.	425	11,458
Cavium, Inc. (g)	83	5,157
CDW Corp.	1,867	116,744
Centene Corp. (g)	672	53,679
CenterPoint Energy, Inc.	3,786	103,661
CenterState Banks, Inc.	2,053	51,038
Central Garden & Pet Co., Class A (g)	823	24,706
CenturyLink, Inc.	3,337	79,688
Charles River Laboratories International, Inc. (g)	958	96,902
Chemical Financial Corp.	1,161	56,204
Chevron Corp.	6,425	670,320
Chimera Investment Corp. REIT	6,785	126,405
Chubb Ltd.	3,421	497,345
Cigna Corp.	1,486	248,742
Cincinnati Financial Corp.	1,389	100,633
Cirrus Logic, Inc. (g)	1,660	104,115
Cisco Systems, Inc.	26,782	838,277
Citigroup, Inc.	13,560	906,893
Citrix Systems, Inc. (g)	2,147	170,858
Clorox Co.	2,322	309,383
CME Group, Inc.	980	122,735
CMS Energy Corp.	2,207	102,074
Coherent, Inc. (g)	503	113,170
Colgate-Palmolive Co.	1,220	90,439
Columbus McKinnon Corp.	242	6,152
Comcast Corp., Class A	18,083	703,790
Commercial Metals Co.	336	6,528
Conduent, Inc. (g)	3,536	56,364
Consolidated Edison, Inc.	6,764	546,666
Convergys Corp.	9,525	226,504
Cooper Cos., Inc.	870	208,295
Cooper-Standard Holdings, Inc. (g)	545	54,974
Copa Holdings S.A., Class A	310	36,270
Corning, Inc.	15,736	472,867
CR Bard, Inc.	393	124,231
Cracker Barrel Old Country Store, Inc.	205	34,286
Crane Co.	585	46,437
CSX Corp.	5,915	322,722
CVS Health Corp.	3,145	253,047
CYS Investments, Inc. REIT	10,520	88,473

	Shares	Value*

Danaher Corp.	4,721	$398,405
Darden Restaurants, Inc.	2,560	231,526
DaVita, Inc. (g)	167	10,815
Dean Foods Co.	4,190	71,230
Deere & Co.	2,188	270,415
Dell Technologies, Inc., Class V (g)	519	31,716
Delta Air Lines, Inc.	1,842	98,989
Deluxe Corp.	1,666	115,321
DHT Holdings, Inc.	10,227	42,442
Dick’s Sporting Goods, Inc.	1,836	73,128
Dime Community Bancshares, Inc.	279	5,468
DineEquity, Inc.	424	18,677
Dominion Energy, Inc.	60	4,598
Domino’s Pizza, Inc.	581	122,899
Dow Chemical Co.	7,905	498,568
DR Horton, Inc.	1,844	63,747
Dr. Pepper Snapple Group, Inc.	1,875	170,831
DTE Energy Co.	1,377	145,673
Duke Energy Corp.	4,454	372,310
DuPont Fabros Technology, Inc. REIT	1,866	114,125
DXC Technology Co.	2,530	194,102
Dynex Capital, Inc. REIT	4,936	35,046
E*TRADE Financial Corp. (g)	2,028	77,125
Eastman Chemical Co.	2,908	244,243
eBay, Inc. (g)	3,956	138,144
Edison International	708	55,359
Electronic Arts, Inc. (g)	1,051	111,112
Energizer Holdings, Inc.	1,046	50,229
Ennis, Inc.	1,258	24,028
Ensign Group, Inc.	368	8,011
Entergy Corp.	2,907	223,170
Enterprise Financial Services Corp.	1,061	43,289
Equinix, Inc. REIT	7	3,004
Equity LifeStyle Properties, Inc. REIT	982	84,786
Ethan Allen Interiors, Inc.	257	8,301
Euronet Worldwide, Inc. (g)	692	60,460
Everest Re Group Ltd.	1,464	372,720
Exelon Corp.	9,284	334,874
Express Scripts Holding Co. (g)	1,639	104,634
Exxon Mobil Corp.	8,900	718,497
Facebook, Inc., Class A (g)	9,061	1,368,030
Federal Agricultural Mortgage Corp., Class C	128	8,282
Fidelity & Guaranty Life	1,805	56,045
Fidelity National Information Services, Inc.	2,992	255,517
First American Financial Corp.	1,900	84,911
First Busey Corp.	355	10,409
First Merchants Corp.	156	6,262
First NBC Bank Holding Co. (g)	1,041	29
FirstEnergy Corp.	6,816	198,755
Flex Ltd. (g)	6,674	108,853
Foot Locker, Inc.	2,951	145,425
Ford Motor Co.	16,254	181,882
Fresh Del Monte Produce, Inc.	1,362	69,339
GameStop Corp., Class A	303	6,548
General Electric Co.	16,831	454,605
General Mills, Inc.	5,308	294,063

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

General Motors Co.	10,810	$377,593
German American Bancorp, Inc.	67	2,284
Getty Realty Corp. REIT	489	12,274
Gilead Sciences, Inc.	5,031	356,094
Global Brass & Copper Holdings, Inc.	1,340	40,937
Global Payments, Inc.	899	81,198
Goldman Sachs Group, Inc.	1,198	265,836
Goodyear Tire & Rubber Co.	9,074	317,227
Great Western Bancorp, Inc.	947	38,647
Group 1 Automotive, Inc.	127	8,042
Hanover Insurance Group, Inc.	444	39,352
Hartford Financial Services Group, Inc.	2,507	131,793
Hawaiian Holdings, Inc. (g)	703	33,006
Hawkins, Inc.	2,038	94,461
HCA Healthcare, Inc. (g)	2,490	217,128
Henry Schein, Inc. (g)	37	6,772
Hewlett Packard Enterprise Co.	17,760	294,638
Hill-Rom Holdings, Inc.	825	65,678
Hologic, Inc. (g)	1,951	88,536
Home Depot, Inc.	6,170	946,478
Horizon Pharma PLC (g)	462	5,484
Huntington Ingalls Industries, Inc.	1,283	238,843
INC Research Holdings, Inc., Class A (g)	919	53,762
Independence Realty Trust, Inc. REIT	1,312	12,949
Ingles Markets, Inc., Class A	157	5,228
Ingredion, Inc.	3,826	456,097
Insight Enterprises, Inc. (g)	12	480
Integra LifeSciences Holdings Corp. (g)	1,252	68,247
Intel Corp.	28,419	958,857
International Business Machines Corp.	1,741	267,818
International Paper Co.	1,331	75,348
Intuitive Surgical, Inc. (g)	825	771,680
Invesco Ltd.	257	9,044
Invesco Mortgage Capital, Inc. REIT	4,105	68,595
Jack in the Box, Inc.	991	97,614
JetBlue Airways Corp. (g)	2,879	65,728
John B Sanfilippo & Son, Inc.	57	3,597
Johnson & Johnson	14,397	1,904,579
Johnson Controls International PLC	12,648	548,417
Jones Lang LaSalle, Inc.	57	7,125
JPMorgan Chase & Co.	15,247	1,393,576
Juniper Networks, Inc.	3,121	87,013
KAR Auction Services, Inc.	2,104	88,305
Kellogg Co.	315	21,880
Kelly Services, Inc., Class A	415	9,317
Kimberly-Clark Corp.	1,924	248,408
Knoll, Inc.	364	7,298
Kohl’s Corp.	2,809	108,624
Kraton Corp. (g)	1,203	41,431
Kroger Co.	3,854	89,875
Laboratory Corp. of America Holdings (g)	3,338	514,519
Lam Research Corp.	4,668	660,195
Lear Corp.	2,726	387,310
LifePoint Health, Inc. (g)	1,590	106,768
Lincoln National Corp.	2,695	182,128
Lumentum Holdings, Inc. (g)	1,548	88,313
LyondellBasell Industries NV, Class A	4,508	380,430

	Shares	Value*

Macy’s, Inc.	5,786	$134,467
Maiden Holdings Ltd.	2,978	33,056
MainSource Financial Group, Inc.	316	10,589
Mallinckrodt PLC (g)	4,612	206,664
Manhattan Associates, Inc. (g)	85	4,085
Marathon Petroleum Corp.	5,642	295,246
Marcus & Millichap, Inc. (g)	324	8,541
Marriott Vacations Worldwide Corp.	864	101,736
Masimo Corp. (g)	1,222	111,422
Maxim Integrated Products, Inc.	2,667	119,748
McDonald’s Corp.	7,621	1,167,232
McKesson Corp.	2,756	453,472
MedEquities Realty Trust, Inc. REIT	2,912	36,749
Mercer International, Inc.	2,342	26,933
Merck & Co., Inc.	5,925	379,733
MetLife, Inc.	1,941	106,639
Mettler-Toledo International, Inc. (g)	452	266,020
MFA Financial, Inc. REIT	12,916	108,365
Microchip Technology, Inc.	1,489	114,921
Micron Technology, Inc. (g)	16,804	501,767
Microsoft Corp.	9,599	661,659
Mid-America Apartment Communities, Inc. REIT	810	85,358
MKS Instruments, Inc.	958	64,473
Mohawk Industries, Inc. (g)	327	79,033
Molson Coors Brewing Co., Class B	1,416	122,257
Monmouth Real Estate Investment Corp. REIT	839	12,627
Morgan Stanley	11,036	491,764
Morningstar, Inc.	74	5,797
Motorola Solutions, Inc.	1,113	96,542
MTGE Investment Corp. REIT	4,585	86,198
Multi-Color Corp.	114	9,302
Murphy Oil Corp.	3,598	92,217
Nasdaq, Inc.	142	10,152
Natus Medical, Inc. (g)	310	11,563
Navigators Group, Inc.	180	9,882
Net 1 UEPS Technologies, Inc. (g)	4,606	45,415
NETGEAR, Inc. (g)	942	40,600
NeuStar, Inc., Class A (g)	2,278	75,971
New Residential Investment Corp. REIT	2,868	44,626
Newell Brands, Inc.	7,355	394,375
Newfield Exploration Co. (g)	2,851	81,139
NextEra Energy, Inc.	1,389	194,641
Northfield Bancorp, Inc.	664	11,388
Northrop Grumman Corp.	1,453	373,000
Nuance Communications, Inc. (g)	635	11,055
NVIDIA Corp.	982	141,958
NVR, Inc. (g)	12	28,927
Old Republic International Corp.	887	17,323
Omega Protein Corp.	5,185	92,812
Omnicell, Inc. (g)	287	12,370
Omnicom Group, Inc.	1,263	104,703
On Assignment, Inc. (g)	64	3,466
ON Semiconductor Corp. (g)	7,149	100,372
ONE Gas, Inc.	647	45,167
Orchid Island Capital, Inc. REIT	5,444	53,678

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Oritani Financial Corp.	1,996	$34,032
Owens & Minor, Inc.	965	31,063
Owens Corning	3,708	248,139
Paychex, Inc.	1,539	87,631
PepsiCo, Inc.	1,025	118,377
PetMed Express, Inc.	1,643	66,706
Pfizer, Inc.	19,466	653,863
PG&E Corp.	5,709	378,906
Pinnacle Foods, Inc.	7,882	468,191
Pinnacle West Capital Corp.	1,023	87,119
Pitney Bowes, Inc.	2,236	33,764
PNC Financial Services Group, Inc.	3,587	447,909
Pool Corp.	84	9,876
Priceline Group, Inc. (g)	69	129,066
Principal Financial Group, Inc.	4,424	283,446
Procter & Gamble Co.	2,417	210,642
Progressive Corp.	3,078	135,709
Provident Financial Services, Inc.	1,189	30,177
Prudential Financial, Inc.	2,375	256,832
Public Service Enterprise Group, Inc.	4,096	176,169
PVH Corp.	2,698	308,921
Qorvo, Inc. (g)	1,457	92,257
Quest Diagnostics, Inc.	2,753	306,023
Quintiles IMS Holdings, Inc. (g)	2,002	179,179
Regis Corp. (g)	520	5,340
Reinsurance Group of America, Inc.	1,023	131,343
Reliance Steel & Aluminum Co.	554	40,337
Republic Services, Inc.	5,114	325,915
Revlon, Inc., Class A (g)	1,634	38,726
Reynolds American, Inc.	10,050	653,652
Ross Stores, Inc.	2,042	117,885
Royal Caribbean Cruises Ltd.	1,705	186,237
Rudolph Technologies, Inc. (g)	2,029	46,363
Sanmina Corp. (g)	6,270	238,887
Santander Consumer USA Holdings, Inc. (g)	369	4,708
Sinclair Broadcast Group, Inc. Class A	1,887	62,082
Skyworks Solutions, Inc.	3,981	381,977
Snap-on, Inc.	322	50,876
Sonoco Products Co.	180	9,256
Southern Co.	13,859	663,569
Southwest Airlines Co.	1,159	72,020
Southwestern Energy Co. (g)	20,278	123,290
SpartanNash Co.	681	17,679
Spirit AeroSystems Holdings, Inc., Class A	3,571	206,904
SS&C Technologies Holdings, Inc.	231	8,873
Stanley Black & Decker, Inc.	2,931	412,480
Staples, Inc.	11,428	115,080
State National Cos., Inc.	535	9,833
Stoneridge, Inc. (g)	1,816	27,985
Stryker Corp.	2,705	375,400
SunTrust Banks, Inc.	10,801	612,633
Superior Industries International, Inc.	4,722	97,037
Sykes Enterprises, Inc. (g)	146	4,895
Symantec Corp.	1,883	53,195
Sysco Corp.	3,793	190,902
T-Mobile U.S., Inc. (g)	899	54,497
Target Corp.	3,846	201,107

	Shares	Value*

Teleflex, Inc.	1,127	$234,146
Tenet Healthcare Corp. (g)	6,260	121,068
Tesoro Corp.	3,010	281,736
Texas Instruments, Inc.	3,612	277,871
Texas Roadhouse, Inc.	1,808	92,118
Thermo Fisher Scientific, Inc.	2,526	440,711
Thor Industries, Inc.	991	103,579
Time Warner, Inc.	3,780	379,550
TiVo Corp.	2,562	47,781
TJX Cos., Inc.	111	8,011
Tower International, Inc.	1,340	30,083
Towne Bank	649	19,989
Travelers Cos., Inc.	1,941	245,595
Trico Bancshares	235	8,260
Triple-S Management Corp., Class B (g)	792	13,393
Two Harbors Investment Corp. REIT	1,694	16,788
Tyson Foods, Inc., Class A	6,476	405,592
Ulta Salon Cosmetics & Fragrance, Inc. (g)	331	95,110
Union Bankshares Corp.	1,482	50,240
United Continental Holdings, Inc. (g)	814	61,254
United Financial Bancorp, Inc.	467	7,794
United Fire Group, Inc.	185	8,151
UnitedHealth Group, Inc.	6,395	1,185,761
Universal Health Services, Inc., Class B	675	82,404
Unum Group	7,448	347,300
Vail Resorts, Inc.	678	137,519
Valero Energy Corp.	5,686	383,578
Validus Holdings Ltd.	1,040	54,049
VCA, Inc. (g)	564	52,063
Verizon Communications, Inc.	26,640	1,189,742
Vishay Intertechnology, Inc.	3,818	63,379
Wal-Mart Stores, Inc.	6,036	456,804
Walker & Dunlop, Inc. (g)	188	9,180
Waste Management, Inc.	10,300	755,505
Waterstone Financial, Inc.	720	13,572
WEC Energy Group, Inc.	4,618	283,453
WellCare Health Plans, Inc. (g)	355	63,744
Wells Fargo & Co.	7,678	425,438
Westar Energy, Inc.	1,851	98,140
Western Digital Corp.	1,276	113,054
Whirlpool Corp.	977	187,213
Windstream Holdings, Inc.	1,474	5,719
World Acceptance Corp. (g)	89	6,667
Xcel Energy, Inc.	6,213	285,052
Xerox Corp.	4,420	126,987
XL Group Ltd.	2,180	95,484
Xperi Corp.	1,460	43,508
Xylem, Inc.	1,707	94,619
Yum! Brands, Inc.	1,032	76,120
Zimmer Biomet Holdings, Inc.	1,876	240,878

		78,725,314

Total Common Stock (cost—$133,810,623)		147,025,294

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

U.S. TREASURY OBLIGATIONS—18.5%

U.S. Treasury Bonds,
2.25%, 8/15/46	$280	$246,980
3.125%, 2/15/43	1,386	1,466,209
4.375%, 5/15/41	1,341	1,721,377
4.50%, 2/15/36	1,200	1,551,281
5.25%, 2/15/29	140	180,898
6.875%, 8/15/25	125	168,852
U.S. Treasury Notes,
0.75%, 1/31/18	5,000	4,987,945
0.75%, 2/28/18	5,192	5,176,180
0.875%, 3/31/18	5,000	4,985,940
0.875%, 9/15/19 (f)	9,300	9,191,023
1.00%, 6/30/19	10,300	10,223,955
1.125%, 9/30/21	2,000	1,945,236
1.375%, 9/30/23	2,100	2,015,427
1.50%, 2/28/19	1,620	1,623,608
1.50%, 8/15/26	700	654,910
1.875%, 10/31/17	218	218,553
2.00%, 9/30/20	1,000	1,012,266
2.00%, 7/31/22	1,800	1,808,086
2.25%, 7/31/18	980	990,068

Total U.S. Treasury Obligations (cost—$50,506,800)		50,168,794

CORPORATE BONDS & NOTES—8.8%

Australia—0.2%
Westpac Banking Corp.,
2.80%, 1/11/22	500	507,532

Canada—1.4%
Bank of Montreal,
1.90%, 8/27/21	400	392,777
2.10%, 6/15/20	350	349,752
Bank of Nova Scotia,
1.85%, 4/14/20	1,000	994,553
Potash Corp. of Saskatchewan, Inc.,
4.00%, 12/15/26	300	309,959
Royal Bank of Canada,
2.00%, 10/1/18	1,000	1,004,188
2.125%, 3/2/20	300	300,612
Toronto-Dominion Bank,
1.80%, 7/13/21	400	392,035

		3,743,876

France—0.1%
Electricite de France S.A. (a)(b),
4.875%, 1/22/44	300	316,470

Germany—0.1%
KFW,
1.25%, 9/30/19	400	396,924

Spain—0.3%
Banco Bilbao Vizcaya Argentaria S.A.,
3.00%, 10/20/20	400	407,888

	Principal Amount (000s)	Value*

Telefonica Emisiones SAU,
4.103%, 3/8/27	$300	$310,595

		718,483

United Kingdom—0.3%
Barclays PLC,
4.375%, 1/12/26	400	416,426
BP Capital Markets PLC,
2.315%, 2/13/20	300	302,847
3.119%, 5/4/26	100	99,237

		818,510

United States—6.4%
Abbott Laboratories,
4.90%, 11/30/46	500	554,829
Allstate Corp.,
3.28%, 12/15/26	400	406,817
American Honda Finance Corp.,
2.00%, 2/14/20	300	300,751
Apple, Inc.,
3.35%, 2/9/27	100	102,515
3.85%, 8/4/46	200	200,688
AT&T, Inc.,
3.80%, 3/15/22	300	310,809
4.25%, 3/1/27	300	310,766
Bank of New York Mellon Corp.,
2.60%, 2/7/22	300	302,257
Boeing Co.,
2.125%, 3/1/22	180	179,763
Citigroup, Inc.,
2.45%, 1/10/20	500	503,269
8.125%, 7/15/39	400	616,728
CNH Industrial Capital LLC,
4.875%, 4/1/21	500	532,500
Comcast Corp.,
2.75%, 3/1/23	400	404,167
Commonwealth Edison Co.,
2.55%, 6/15/26	400	385,382
CSX Corp.,
2.60%, 11/1/26	500	482,306
Discovery Communications LLC,
3.80%, 3/13/24	200	202,471
Dow Chemical Co.,
7.375%, 11/1/29	400	538,344
Dr. Pepper Snapple Group, Inc.,
4.42%, 12/15/46	300	314,021
Duke Energy Carolinas LLC,
2.50%, 3/15/23	100	100,269
FedEx Corp.,
4.10%, 4/15/43	400	397,650
4.55%, 4/1/46	300	318,639
Fifth Third Bancorp,
2.60%, 6/15/22	350	348,561
Ford Motor Co.,
5.291%, 12/8/46	300	309,455
General Motors Financial Co., Inc.,
3.95%, 4/13/24	150	152,312
Goldman Sachs Group, Inc.,
2.55%, 10/23/19	400	404,609

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Home Depot, Inc.,
2.00%, 4/1/21	$400	$399,054
Honeywell International, Inc.,
1.85%, 11/1/21	100	98,449
International Business Machines Corp.,
1.80%, 5/17/19	500	501,327
John Deere Capital Corp.,
1.95%, 6/22/20	250	250,764
2.65%, 6/24/24	200	198,738
Johnson & Johnson,
2.95%, 3/3/27	300	303,992
JPMorgan Chase & Co.,
2.972%, 1/15/23	150	151,879
3.625%, 5/13/24	400	412,952
Microsoft Corp.,
1.10%, 8/8/19	300	296,549
3.30%, 2/6/27	400	411,776
Morgan Stanley,
2.50%, 4/21/21	400	399,871
Novartis Capital Corp.,
1.80%, 2/14/20	300	300,304
Oracle Corp.,
3.85%, 7/15/36	200	207,691
Pacific Gas & Electric Co.,
4.00%, 12/1/46	300	309,743
PepsiCo, Inc.,
1.50%, 2/22/19	400	399,534
Pfizer, Inc.,
1.95%, 6/3/21	200	199,786
Philip Morris International, Inc.,
2.00%, 2/21/20	300	300,734
2.125%, 5/10/23	400	387,364
Sysco Corp.,
3.25%, 7/15/27	200	197,182
Toyota Motor Credit Corp.,
1.90%, 4/8/21	400	396,088
1.95%, 4/17/20	350	350,007
United Technologies Corp.,
1.95%, 11/1/21	500	494,505
Verizon Communications, Inc.,
4.125%, 8/15/46	200	178,971
Walt Disney Co.,
2.30%, 2/12/21	400	403,653
2.45%, 3/4/22	200	201,640
Wells Fargo & Co.,
2.10%, 7/26/21	400	394,888
Wells Fargo Bank N.A.,
2.15%, 12/6/19	500	502,516

		17,329,835

Total Corporate Bonds & Notes (cost—$23,833,560)		23,831,630

	Shares

EXCHANGE-TRADED FUNDS—8.1%

iShares iBoxx $ High Yield Corporate Bond	98,000	8,662,220

	Shares	Value*

iShares JPMorgan USD Emerging Markets Bond	116,800	$13,357,248

Total Exchange-Traded Funds (cost—$21,729,636)		22,019,468

	Principal Amount (000s)

U.S. GOVERNMENT AGENCY SECURITIES (c)—7.2%

Fannie Mae, MBS, TBA,
2.50%, 7/18/32, 15 Year	$640	643,250
3.00%, 7/18/32, 15 Year	670	687,587
3.00%, 7/13/47, 30 Year	1,890	1,887,195
3.50%, 7/18/32, 15 Year	450	468,193
3.50%, 7/13/47, 30 Year	2,130	2,187,178
4.00%, 7/13/47, 30 Year	1,300	1,366,422
4.50%, 7/13/47, 30 Year	530	568,466
5.00%, 7/13/47, 30 Year	210	229,392
5.50%, 7/13/47, 30 Year	350	387,810
Freddie Mac, MBS, TBA,
2.50%, 7/18/32, 15 Year	470	472,525
3.00%, 7/18/32, 15 Year	480	492,862
3.00%, 7/13/47, 30 Year	1,290	1,287,077
3.50%, 7/18/32, 15 Year	240	249,965
3.50%, 7/13/47, 30 Year	1,390	1,427,682
4.00%, 7/13/47, 30 Year	720	757,153
4.50%, 7/13/47, 30 Year	290	310,589
5.00%, 7/13/47, 30 Year	140	152,200
5.50%, 7/13/47, 30 Year	230	253,771
Ginnie Mae, MBS, TBA, 30 Year,
3.00%, 7/20/47	1,730	1,747,435
3.50%, 7/20/47	2,130	2,205,881
4.00%, 7/20/47	910	957,562
4.50%, 7/20/47	720	765,140

Total U.S. Government Agency Securities (cost—$19,613,322)		19,505,335

SOVEREIGN DEBT OBLIGATIONS—5.2%

Argentina—0.1%
Argentine Republic Government International Bond,
6.25%, 4/22/19	300	315,000

Brazil—0.1%
Brazilian Government International Bond,
4.25%, 1/7/25	250	245,937

Canada—0.2%
Province of Ontario Canada,
1.25%, 6/17/19	500	495,942

Chile—0.1%
Chile Government International Bond,
3.86%, 6/21/47	200	200,875

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Colombia—0.1%
Colombia Government International Bond,
5.00%, 6/15/45	$200	$202,200

Croatia—0.1%
Croatia Government International Bond,
6.75%, 11/5/19	300	326,934

Indonesia—0.1%
Indonesia Government International Bond,
11.625%, 3/4/19	300	346,904

Japan—0.1%
Japan Bank for International Cooperation,
1.50%, 7/21/21	300	290,229

Korea (Republic of)—0.2%
Export-Import Bank of Korea,
1.75%, 5/26/19	500	497,285
Korea Development Bank,
3.00%, 1/13/26	100	99,447

		596,732

Latvia—0.2%
Latvia Government International Bond,
2.75%, 1/12/20	500	506,764

Lithuania—0.2%
Lithuania Government International Bond,
5.125%, 9/14/17	500	503,772

Mexico—0.1%
Mexico Government International Bond,
4.125%, 1/21/26	300	312,600

Panama—0.2%
Panama Government International Bond,
7.125%, 1/29/26	500	637,500

Poland—0.2%
Poland Government International Bond,
6.375%, 7/15/19	500	543,976

Russian Federation—0.2%
Russian Federation Bond,
4.50%, 4/4/22	400	422,719

Supranational—2.9%
Corp. Andina de Fomento,
4.375%, 6/15/22	500	541,910
Council of Europe Development Bank,
1.00%, 2/4/19	500	495,728
1.625%, 3/16/21	500	494,438
European Bank for Reconstruction & Development,
1.75%, 6/14/19	500	500,196

	Principal Amount (000s)	Value*

European Investment Bank,
1.00%, 3/15/18	$5,000	$4,988,360
International Finance Corp.,
1.75%, 9/16/19	500	502,319
Nordic Investment Bank,
1.25%, 8/2/21	500	487,242

		8,010,193

Turkey—0.1%
Turkey Government International Bond,
4.875%, 10/9/26	250	247,073

Total Sovereign Debt Obligations (cost—$14,287,188)		14,205,350

	Shares

PREFERRED STOCK—0.5%

Brazil—0.1%

Banco Bradesco S.A.	11,550	98,141
Braskem S.A., Class A	2,700	27,873
Cia Paranaense de Energia	4,300	31,839
Itau Unibanco Holding S.A.	14,640	162,402

		320,255

Colombia—0.1%

Banco Davivienda S.A.	9,381	103,676
Grupo Aval Acciones y Valores S.A.	9,215	3,795

		107,471

Germany—0.1%
Henkel AG & Co. KGaA	1,974	272,202

Korea (Republic of)—0.2%
Samsung Electronics Co., Ltd.	373	608,176

Total Preferred Stock (cost—$1,148,385)		1,308,104

RIGHTS (g)— 0.0%

New Zealand—0.0%
Kiwi Property Group Ltd., expires 7/10/17 (e)	132	5

Spain—0.0%

ACS Actividades de Construccion y Servicios S.A., expires 7/17/17	4,779	3,821
Repsol S.A., expires 6/30/17	17,807	8,135

		11,956

United States—0.0%

Safeway CVR—Casa Ley, expires 1/30/18	4,893	4,966

Safeway CVR—PDC, expires 1/30/17 (e)	4,893	83

		5,049

Total Rights (cost—$17,627)		17,010

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—4.1%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $11,188,112; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $11,414,593 including accrued interest (cost—$11,188,000)	$11,188	$11,188,000

Total Investments (cost—$276,135,141) (d)—106.7%		289,268,985

Liabilities in excess of other assets (h)—(6.7)%		(18,270,351)

Net Assets—100.0%		$270,998,634

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Security with a value of $316,470, representing 0.1% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,514,417, representing 0.6% of net assets.
(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2017.
(d)	Securities with an aggregate value of $55,434,805, representing 20.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(e)	Fair-Valued—Securities with an aggregate value of $344,697, representing 0.1% of net assets.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for when-issued or delayed delivery securities.
(g)	Non-income producing.

(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 5-Year U.S. Treasury Note	40	$4,713	9/29/17	$(30,068)
10-Year U.S. Treasury Note	30	3,766	9/20/17	(39,429)
Australian Dollar	17	1,305	9/18/17	17,805
E-mini S&P 500 Index	61	7,384	9/15/17	(16,888)
Euro Currency	35	5,017	9/18/17	57,219
Euro STOXX 50 Index	303	11,874	9/15/17	(398,432)
Long Gilt	18	2,944	9/27/17	(60,042)
Mini MSCI EAFE Index	104	9,826	9/15/17	(32,220)
Mini MSCI Emerging Markets Index	273	13,763	9/15/17	17,114
Russell 2000 Mini Index	57	4,031	9/15/17	(33,160)
TOPIX Index	64	9,170	9/7/17	122,082
Ultra U.S. Treasury Bond	15	2,488	9/20/17	(16,435)
Short: 2-Year U.S. Treasury Note	(74)	(15,992)	9/29/17	22,152
British Pound	(35)	(2,854)	9/18/17	(82,785)
Canadian Dollar	(35)	(2,704)	9/19/17	(53,468)
Japanese Yen	(35)	(3,898)	9/18/17	95,938

				$(430,617)

(i)	At June 30, 2017, the Fund pledged $1,107,045 in cash as collateral for derivatives. The Fund also held U.S. Treasury Obligations valued at $76,697 as collateral for TBA securities. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2017 (unaudited) (continued)

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TBA—To Be Announced

TOPIX—Tokyo Stock Price Index

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

U.S. Treasury Obligations	18.5%
Banks	8.7%
Exchange-Traded Funds	8.1%
U.S. Government Agency Securities	7.2%
Sovereign Debt Obligations	5.2%
Insurance	3.0%
Oil, Gas & Consumable Fuels	2.8%
Pharmaceuticals	2.5%
Health Care Providers & Services	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	2.2%
Diversified Telecommunication Services	2.0%
Internet Software & Services	1.8%
Food Products	1.7%
Technology Hardware, Storage & Peripherals	1.7%
IT Services	1.6%
Health Care Equipment & Supplies	1.5%
Hotels, Restaurants & Leisure	1.4%
Chemicals	1.4%
Media	1.3%
Tobacco	1.3%
Software	1.2%
Automobiles	1.1%
Specialty Retail	1.0%
Airlines	0.9%
Auto Components	0.9%
Biotechnology	0.9%
Food & Staples Retailing	0.9%
Metals & Mining	0.8%
Electronic Equipment, Instruments & Components	0.8%
Commercial Services & Supplies	0.7%
Household Durables	0.7%
Construction & Engineering	0.7%
Capital Markets	0.7%
Aerospace & Defense	0.6%
Trading Companies & Distributors	0.6%
Industrial Conglomerates	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Multi-Utilities	0.6%
Life Sciences Tools & Services	0.6%
Auto Manufacturers	0.6%

Communications Equipment	0.5%
Machinery	0.5%
Household Products	0.5%
Real Estate Management & Development	0.5%
Transportation	0.4%
Internet & Catalog Retail	0.4%
Telecommunications	0.4%
Building Products	0.4%
Machinery-Diversified	0.4%
Multi-line Retail	0.4%
Equity Real Estate Investment Trusts (REITs)	0.4%
Road & Rail	0.3%
Food & Beverage	0.3%
Diversified Financial Services	0.3%
Agriculture	0.3%
Paper & Forest Products	0.2%
Professional Services	0.2%
Beverages	0.2%
Healthcare-Products	0.2%
Wireless Telecommunication Services	0.2%
Construction Materials	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Retail	0.1%
Transportation Infrastructure	0.1%
Personal Products	0.1%
Air Freight & Logistics	0.1%
Thrifts & Mortgage Finance	0.1%
U.S. Treasury Bonds	0.1%
Distributors	0.1%
Electrical Equipment	0.1%
Consumer Finance	0.1%
Computers	0.1%
Gas Utilities	0.1%
Marine	0.1%
Independent Power Producers & Energy Traders	0.0%
Containers & Packaging	0.0%
Electronics	0.0%
Leisure Equipment & Products	0.0%
Diversified Consumer Services	0.0%
Leisure Products	0.0%
Water Utilities	0.0%
Health Care Technology	0.0%
Energy Equipment & Services	0.0%
Repurchase Agreements	4.1%
Liabilities in excess of other assets	(6.7)%

100.0%

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—38.9%

Belgium—1.7%
bpost S.A.	6,900	$166,652
Warehouses De Pauw CVA REIT	1,096	115,177

		281,829

China—2.2%
Baidu, Inc. ADR (i)	850	152,031
Midea Group Co., Ltd., Class A	33,400	212,042

		364,073

Finland—0.9%
Nokia Oyj	25,000	153,293

France—2.5%
Criteo S.A. ADR (i)	3,200	156,960
Thales S.A.	2,284	245,814

		402,774

Germany—4.7%
Deutsche Wohnen AG	4,800	183,923
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	900	182,117
SAP SE	1,523	159,415
Vonovia SE	6,400	254,632

		780,087

Hong Kong—1.0%
HKT Trust & HKT Ltd. UNIT	120,700	158,615

Indonesia—1.1%
Astra International Tbk PT	260,000	174,199

Japan—2.1%
Keyence Corp.	400	176,091
Suzuki Motor Corp.	3,500	166,733

		342,824

Netherlands—0.9%
Wereldhave NV REIT	3,100	151,860

Russian Federation—0.9%
Alrosa PJSC	100,000	146,816

Spain—1.1%
ACS Actividades de Construccion y Servicios S.A.	4,500	173,987

United Kingdom—9.7%
Admiral Group PLC	7,200	187,883
BP PLC	55,710	321,568
Imperial Brands PLC	2,900	130,318
ITM Power PLC (i)	500,000	137,688
Prudential PLC	7,300	167,562
Randgold Resources Ltd.	1,284	113,936
Reckitt Benckiser Group PLC	1,800	182,471
Royal Dutch Shell PLC, Class A	13,200	350,707

		1,592,133

	Shares		Value*

United States—10.1%
AECOM (i)		8,250	$266,723
Illinois Tool Works, Inc.		1,200	171,900
Leidos Holdings, Inc.		5,900	304,971
Macquarie Infrastructure Corp.		4,100	321,440
Microsoft Corp. (e)		1,636	112,769
Philip Morris International, Inc.		1,300	152,685
Two Harbors Investment Corp. REIT		34,000	336,940

			1,667,428

Total Common Stock (cost—$5,866,049)			6,389,918

	Principal Amount (000s)

SOVEREIGN DEBT OBLIGATIONS—28.9%

Argentina—2.0%
Argentine Republic Government International Bond,
7.50%, 4/22/26		$300	323,250

Australia—2.6%
Australia Government Bond, Ser. 25-CI (d),
3.00%, 9/20/25	AUD	400	432,637

Brazil—1.6%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/27	BRL	900	264,307

Canada—6.1%
Province of Ontario Canada,
2.00%, 9/27/18		$1,000	1,005,941

Indonesia—1.8%
Indonesia Treasury Bond,
8.375%, 9/15/26	IDR	3,500,000	290,321

Italy—7.1%
Italy Buoni Poliennali Del Tesoro (d),
1.65%, 4/23/20		€442	529,062
3.10%, 9/15/26		475	640,355

			1,169,417

Mexico—1.6%
Mexican Bonos, Ser. M,
6.50%, 6/9/22	MXN	4,700	257,715

Spain—2.5%
Spain Government Inflation Linked Bond (b)(d),
1.00%, 11/30/30		€356	417,403

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Supranational—3.6%
Inter-American Development Bank,
1.00%, 7/14/17	$600	$600,011

Total Sovereign Debt Obligations (cost—$4,877,316)		4,761,002

CORPORATE BONDS & NOTES—16.6%

Brazil—0.8%
Petrobras Global Finance BV,
4.375%, 5/20/23	130	122,915

Mexico—2.5%
Controladora Mabe S.A. de C.V. (a)(b),
7.875%, 10/28/19	200	219,600
Petroleos Mexicanos,
6.625%, 6/15/35	190	197,363

		416,963

Switzerland—3.3%
Credit Suisse AG,
5.30%, 8/13/19	500	534,237

United States—10.0%
AT&T, Inc.,
5.80%, 2/15/19	500	530,623
HSBC USA, Inc.,
1.625%, 1/16/18	500	500,213
Oracle Corp.,
5.75%, 4/15/18	600	619,129

		1,649,965

Total Corporate Bonds & Notes (cost—$2,668,296)		2,724,080

U.S. TREASURY OBLIGATIONS (d)—3.8%
U.S. Treasury Inflation Indexed Bonds,
2.125%, 2/15/40	339	422,683
3.625%, 4/15/28	151	197,657

Total U.S. Treasury Obligations (cost—$632,322)		620,340

	Shares

MUTUAL FUNDS (f)—3.3%

AllianzGI Best Styles Emerging Markets Equity (h)	23,342	356,435
AllianzGI NFJ Emerging Markets Value (g)	11,175	184,283

Total Mutual Funds (cost—$499,466)		540,718

EXCHANGE-TRADED FUNDS—2.0%

iShares MSCI India (cost—$313,313)	10,400	333,840

	Shares	Value*

RIGHTS—0.0%

Spain—0.0%
ACS Actividades de Construccion y Servicios S.A., expires 7/17/2017 (i) (cost—$3,778)	4,500	$3,598

	Principal Amount (000s)

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $519,005; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $531,301 including accrued interest (cost—$519,000)	$519	519,000

	Contracts

OPTIONS PURCHASED (i)(j)—0.1%

Call Options—0.1%
Euro STOXX Banks, strike price €140.00, expires 9/15/17	30	2,912
iShares MSCI Emerging Markets, strike price $42.50, expires 9/15/17	100	6,700
S&P 500 Index, strike price $2,505.00, expires 9/15/17	20	14,200

Total Options Purchased (cost—$44,354)		23,812

Total Investments (cost—$15,423,894) (c)—96.8%		15,916,308

Other assets less liabilities (k)—3.2%		528,464

Net Assets—100.0%		$16,444,772

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Security with a value of $219,600, representing 1.3% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $637,003, representing 3.9% of net assets.
(c)	Securities with an aggregate value of $4,042,842, representing 24.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

June 30, 2017 (unaudited) (continued)

(d)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no options written outstanding at June 30, 2017, however the Fund had securities segregated as collateral for any transactions in the future.
(f)	Affiliated fund.
(g)	Institutional Class share.
(h)	Class R6 share.
(i)	Non-income producing.
(j)	Exchange traded-Chicago Board Options Exchange.

(k)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Euro STOXX 50 Index	31	$1,215	9/15/17	$(35,612)
Hang Seng Index	3	17	12/28/17	2,732
Hang Seng Index	4	12	6/18/18	(1,614)
Short: E-mini S&P 500 Index	(31)	(3,752)	9/15/17	11,412
Euro-Bund	(8)	(1,479)	9/7/17	26,031

				$2,949

Forward foreign currency contracts outstanding at June 30, 2017:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2017	Unrealized Appreciation (Depreciation)
Purchased:
23,000,000 Indian Rupee settling 7/14/17	State Street Bank	$326,010	$355,411	$29,401
Sold:
2,000,000 Euro settling 8/31/17	State Street Bank	2,247,864	2,290,989	(43,125)

				$(13,724)

(l)	Transactions in options written for the nine months ended June 30, 2017:

	Contracts	Premiums
Options outstanding, September 30, 2016	95	$32,367
Options written	1,708	36,951
Options terminated in closing transactions	(1,280)	(29,003)
Options expired	(523)	(40,315)

Options outstanding, June 30, 2017	—	$—

(m)	At June 30, 2017, the Fund pledged $395,391 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

AUD—Australian Dollar

BRL—Brazilian Real

€ —Euro

IDR—Indonesian Rupiah

MSCI—Morgan Stanley Capital International

MXN—Mexican Peso

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less other liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	28.9%
Banks	6.4%
Oil, Gas & Consumable Fuels	6.0%
Software	5.4%
U.S. Treasury Obligations	3.8%
Mutual Funds	3.3%
Insurance	3.3%
Telecommunications	3.2%
Construction & Engineering	2.7%
Real Estate Management & Development	2.7%
Automobiles	2.1%
Mortgage Real Estate Investment Trusts (REITs)	2.0%
Exchange-Traded Funds	2.0%
Transportation Infrastructure	2.0%
Internet Software & Services	1.9%
IT Services	1.9%
Tobacco	1.7%
Equity Real Estate Investment Trusts (REITs)	1.6%
Metals & Mining	1.6%
Aerospace & Defense	1.5%
Household Products/Wares	1.3%
Household Durables	1.3%
Household Products	1.1%
Electronic Equipment, Instruments & Components	1.1%
Machinery	1.0%
Air Freight & Logistics	1.0%
Diversified Telecommunication Services	1.0%
Communications Equipment	0.9%
Electrical Equipment	0.8%
Repurchase Agreements	3.2%
Options Purchased	0.1%
Other assets less liabilities	3.2%

100.0%

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2017 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—94.7%

Austria—1.9%
Erste Group Bank AG (c)(d),
8.875%, 10/15/21	€200	$265,822
Raiffeisen Bank International AG (c),
4.50%, 2/21/25	100	120,544

		386,366

Belgium—0.9%
Nyrstar Netherlands Holdings BV,
6.875%, 3/15/24	150	173,956

Brazil—2.9%
Minerva Luxembourg S.A.,
6.50%, 9/20/26	$200	195,500
Petrobras Global Finance BV,
5.375%, 1/27/21	200	203,840
Vale S.A.,
3.75%, 1/10/23	€150	182,562

		581,902

Canada—3.0%
Bombardier, Inc.,
7.50%, 3/15/25	$100	104,000
New Gold, Inc. (a)(b),
6.375%, 5/15/25	100	103,250
Precision Drilling Corp. (a)(b),
7.75%, 12/15/23	100	99,000
Ritchie Bros Auctioneers, Inc. (a)(b),
5.375%, 1/15/25	150	156,750
Taseko Mines Ltd. (a)(b),
8.75%, 6/15/22	100	100,000
Teck Resources Ltd. (a)(b),
8.50%, 6/1/24	30	34,725

		597,725

Chile—1.3%
VTR Finance BV,
6.875%, 1/15/24	250	265,625

China—1.0%
Modern Land China Co., Ltd.,
6.875%, 10/20/19	200	198,528

Finland—0.6%
Outokumpu Oyj,
7.25%, 6/16/21	€90	113,086

France—2.8%
Banijay Group S.A. (a)(b),
4.00%, 7/1/22	100	115,928
BNP Paribas S.A. (a)(b)(c)(d),
7.625%, 3/30/21	$200	220,500
SFR Group S.A. (a)(b),
7.375%, 5/1/26	200	217,750

		554,178

	Principal Amount (000s)	Value*

Germany—0.6%
Senvion Holding GmbH (a)(b),
3.875%, 10/25/22	€100	$116,788

Greece—0.9%
Intralot Capital Luxembourg S.A.,
6.75%, 9/15/21	150	181,905

Guatemala—1.0%
Energuate Trust (a)(b),
5.875%, 5/3/27	$200	206,750

Ireland—1.5%
Ardagh Packaging Finance PLC,
4.625%, 5/15/23	200	205,668
Park Aerospace Holdings Ltd. (a)(b),
5.25%, 8/15/22	100	104,907

		310,575

Italy—2.3%
Assicurazioni Generali SpA, (converts to FRN on 6/8/28) (c),
5.00%, 6/8/48	€100	122,858
Cooperativa Muratori & Cementisti-CMC di Ravenna,
7.50%, 8/1/21	100	117,070
Telecom Italia SpA (a)(b),
5.303%, 5/30/24	$200	215,250

		455,178

Kazakhstan—1.0%
Zhaikmunai LLP,
7.125%, 11/13/19	200	203,121

Luxembourg—6.4%
Aldesa Financial Services S.A.,
7.25%, 4/1/21	€100	101,109
Altice Luxembourg S.A.,
6.25%, 2/15/25	100	124,914
7.625%, 2/15/25 (a)(b)	$200	220,750
ArcelorMittal,
6.75%, 2/25/22	150	169,500
Garfunkelux Holdco 2 S.A.,
11.00%, 11/1/23	£100	144,751
Mallinckrodt International Finance S.A. (a)(b),
5.625%, 10/15/23	$150	137,625
Millicom International Cellular S.A.,
6.00%, 3/15/25	200	210,634
Trinseo Materials Operating SCA,
6.375%, 5/1/22	€150	183,254

		1,292,537

Netherlands—5.0%
de Volksbank NV (c),
3.75%, 11/5/25	100	123,247

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Digi Communications NV,
5.00%, 10/15/23	€100	$120,435
GTH Finance BV,
6.25%, 4/26/20	$200	211,991
Lincoln Finance Ltd.,
6.875%, 4/15/21	€250	306,696
Petrobras Global Finance BV,
3.75%, 1/14/21	100	118,428
4.75%, 1/14/25	100	117,021

		997,818

New Zealand—0.5%
Reynolds Group Issuer, Inc. (a)(b),
7.00%, 7/15/24	$100	107,459

Panama—0.2%
McDermott International, Inc. (a)(b),
8.00%, 5/1/21	50	50,625

Portugal—1.2%
Caixa Geral de Depositos S.A. (c)(d),
10.75%, 3/30/22	€200	237,247

Russian Federation—1.0%
Lukoil International Finance BV,
4.563%, 4/24/23	$200	205,019

Spain—0.9%
Grifols S.A. (a)(b),
3.20%, 5/1/25	€150	171,998

Sweden—1.4%
Intrum Justitia AB (a)(b),
3.125%, 7/15/24	100	113,965
Unilabs Subholding AB (a)(b),
5.75%, 5/15/25	150	173,032

		286,997

Switzerland—1.5%
UBS AG,
7.625%, 8/17/22	$250	294,125

United Arab Emirates—0.3%
Shelf Drilling Holdings Ltd. (a)(b),
9.50%, 11/2/20	70	68,250

United Kingdom—8.2%
Amigo Luxembourg S.A.,
7.625%, 1/15/24	£100	135,697
Aston Martin Capital Holdings Ltd.,
5.75%, 4/15/22	100	137,001
Cabot Financial Luxembourg S.A.,
7.50%, 10/1/23	100	140,830
CPUK Finance Ltd. (a)(b),
4.25%, 2/28/47	100	131,468
Fiat Chrysler Automobiles NV,
5.25%, 4/15/23	$250	255,312
HBOS Capital Funding L.P. (c)(d),
6.461%, 11/30/18	£50	69,258

	Principal Amount (000s)	Value*

Iceland Bondco PLC,
6.75%, 7/15/24	£100	$143,019
Inmarsat Finance PLC,
4.875%, 5/15/22	$200	204,000
KCA Deutag UK Finance PLC (a)(b),
7.25%, 5/15/21	200	178,000
TalkTalk Telecom Group PLC,
5.375%, 1/15/22	£100	134,804
TVL Finance PLC,
8.50%, 5/15/23	90	130,685

		1,660,074

United States—46.4%
A Schulman, Inc.,
6.875%, 6/1/23	$150	159,375
AES Corp.,
5.50%, 3/15/24	100	104,625
AK Steel Corp.,
7.625%, 10/1/21	100	104,532
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	200	218,000
AMC Entertainment Holdings, Inc.,
6.375%, 11/15/24	£100	140,143
American Greetings Corp. (a)(b),
7.875%, 2/15/25	$100	108,625
APX Group, Inc.,
8.75%, 12/1/20	100	103,500
Axalta Coating Systems Dutch Holding B BV,
3.75%, 1/15/25	€100	120,413
Beazer Homes USA, Inc.,
8.75%, 3/15/22	$100	111,750
Belden, Inc.,
5.50%, 4/15/23	€150	181,658
BMC East LLC,
5.50%, 10/1/24	$100	104,750
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	100	87,000
Catalent Pharma Solutions, Inc.,
4.75%, 12/15/24	€170	208,627
CBS Radio, Inc. (a)(b),
7.25%, 11/1/24	$150	155,250
CCO Holdings LLC (a)(b),
5.75%, 2/15/26	150	160,875
Centene Corp.,
6.125%, 2/15/24	150	162,552
CenturyLink, Inc., Ser. S,
6.45%, 6/15/21	50	54,250
Chemours Co.,
5.375%, 5/15/27	50	51,375
7.00%, 5/15/25	200	219,000
Cheniere Corpus Christi Holdings LLC,
5.875%, 3/31/25	100	107,000
Cloud Crane LLC (a)(b),
10.125%, 8/1/24	100	110,000

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Commercial Metals Co.,
5.375%, 7/15/27	$30	$30,638
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	50	50,000
Community Health Systems, Inc.,
5.125%, 8/1/21	100	101,625
Cott Holdings, Inc. (a)(b),
5.50%, 4/1/25	250	255,625
Crown Americas LLC (a)(b),
4.25%, 9/30/26	200	200,000
CSC Holdings LLC,
10.875%, 10/15/25	250	301,562
CSVC Acquisition Corp. (a)(b),
7.75%, 6/15/25	100	102,438
CyrusOne L.P. REIT (a)(b),
5.00%, 3/15/24	50	51,625
Dole Food Co., Inc. (a)(b),
7.25%, 6/15/25	100	104,500
Eagle Holding Co. II LLC, PIK (a)(b),
7.625%, 5/15/22	100	103,125
Eldorado Resorts, Inc. (a)(b),
6.00%, 4/1/25	100	106,375
Engility Corp.,
8.875%, 9/1/24	100	109,000
First Data Corp. (a)(b),
5.375%, 8/15/23	300	314,250
First Quality Finance Co., Inc. (a)(b),
4.625%, 5/15/21	200	202,750
5.00%, 7/1/25	50	51,125
Freeport-McMoRan, Inc.,
3.875%, 3/15/23	150	140,250
HCA, Inc.,
5.25%, 4/15/25	150	161,625
5.50%, 6/15/47	100	103,750
HealthSouth Corp.,
5.125%, 3/15/23	150	155,250
Herc Rentals, Inc. (a)(b),
7.75%, 6/1/24	50	53,000
inVentiv Group Holdings, Inc. (a)(b),
7.50%, 10/1/24	100	109,000
Jo-Ann Stores Holdings, Inc., PIK (a)(b),
9.75%, 10/15/19	50	49,375
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	30	30,638
KB Home,
7.50%, 9/15/22	100	113,375
Koppers, Inc. (a)(b),
6.00%, 2/15/25	100	106,500
Micron Technology, Inc.,
5.50%, 2/1/25	50	53,000
Navient Corp.,
8.00%, 3/25/20	150	168,000
Navios Maritime Acquisition Corp. (a)(b),
8.125%, 11/15/21	150	127,875
Park-Ohio Industries, Inc. (a)(b),
6.625%, 4/15/27	50	52,594

	Principal Amount (000s)	Value*

Pinnacle Foods Finance LLC,
5.875%, 1/15/24	$100	$107,250
Prime Security Services Borrower LLC,
9.25%, 5/15/23	150	163,374
Quintiles IMS, Inc.,
4.125%, 4/1/23	€100	120,099
Revlon Consumer Products Corp.,
5.75%, 2/15/21	$100	92,500
Rite Aid Corp. (a)(b),
6.125%, 4/1/23	50	49,375
Sanchez Energy Corp.,
7.75%, 6/15/21	100	91,000
Scientific Games International, Inc.,
10.00%, 12/1/22	50	55,000
Seagate HDD Cayman (a)(b),
4.875%, 3/1/24	100	101,849
Silgan Holdings, Inc.,
3.25%, 3/15/25	€100	117,134
Six Flags Entertainment Corp. (a)(b),
4.875%, 7/31/24	$50	50,431
Sprint Communications, Inc.,
6.00%, 11/15/22	50	53,125
Sprint Corp.,
7.875%, 9/15/23	150	172,875
Summit Midstream Holdings LLC,
5.75%, 4/15/25	150	151,500
Surgery Center Holdings, Inc. (a)(b),
6.75%, 7/1/25	100	101,500
Symantec Corp. (a)(b),
5.00%, 4/15/25	50	52,453
T-Mobile USA, Inc.,
6.375%, 3/1/25	150	162,562
Talen Energy Supply LLC (a)(b),
9.50%, 7/15/22	80	69,000
Tallgrass Energy Partners L.P. (a)(b),
5.50%, 9/15/24	50	50,875
Team Health Holdings, Inc. (a)(b),
6.375%, 2/1/25	100	97,250
Tenet Healthcare Corp.,
8.125%, 4/1/22	150	159,750
Tennant Co. (a)(b),
5.625%, 5/1/25	100	105,500
Transocean, Inc. (a)(b),
9.00%, 7/15/23	60	62,550
Ultra Resources, Inc. (a)(b),
6.875%, 4/15/22	50	49,688
Universal Hospital Services, Inc.,
7.625%, 8/15/20	100	102,125
VeriSign, Inc.,
4.75%, 7/15/27	60	60,975
Viking Cruises Ltd.,
8.50%, 10/15/22	100	105,375
Weatherford International Ltd. (a)(b),
9.875%, 2/15/24	110	115,500
Western Digital Corp.,
10.50%, 4/1/24	100	118,218

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Whiting Petroleum Corp.,
5.00%, 3/15/19	$100	$99,875
WMG Acquisition Corp.,
4.875%, 11/1/24	100	102,500
Zayo Group LLC (a)(b),
5.75%, 1/15/27	100	104,875

		9,328,253

Total Corporate Bonds & Notes (cost—$18,873,199)		19,046,085

Repurchase Agreements—4.0%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $796,008; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $814,331 including accrued interest (cost—$796,000)	796	796,000

Total Investments (cost—$19,669,199)—98.7%		19,842,085

Other assets less liabilities (e)—1.3%		269,208

Net Assets—100.0%		$20,111,293

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $6,879,161, representing 34.2% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,879,161, representing 34.2% of net assets.
(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2017.
(d)	Perpetual maturity. The date shown, if any, is the next call date.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 5-Year U.S. Treasury Note	11	$1,296	9/29/17	$(5,094)
Short: E-mini S&P 500 Index	(5)	(605)	9/15/17	1,338

				$(3,756)

Forward foreign currency contracts outstanding at June 30, 2017:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2017	Unrealized Depreciation
Sold:
831,938 British Pound settling 8/30/17	Goldman Sachs	$1,053,487	$1,085,402	$(31,915)
177,683 British Pound settling 8/30/17	JPMorgan Chase	226,559	231,817	(5,258)
3,576,013 Euro settling 8/30/17	Goldman Sachs	4,000,818	4,096,092	(95,274)

				$(132,447)

(f)	At June 30, 2017, the Fund pledged $34,050 in cash as collateral for derivatives.

Glossary:

£—British Pound Sterling

€ —Euro

FRN—Floating Rate Note

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	8.7%
Media	8.4%
Telecommunications	7.3%
Banking	6.6%
Healthcare-Services	6.1%
Diversified Financial Services	5.0%
Food & Beverage	4.0%
Mining	3.8%
Entertainment	3.8%
Chemicals	3.6%
Commercial Services	3.5%
Containers & Packaging	3.1%
Iron/Steel	2.8%
Pharmaceuticals	2.4%
Software	2.2%
Auto Manufacturers	2.0%
Electric Utilities	1.9%
Consumer Products	1.7%
Transportation	1.7%
Engineering & Construction	1.6%
Pipelines	1.5%
Electrical Equipment	1.5%
Healthcare-Products	1.2%
Home Builders	1.1%
Computers	1.1%
Internet	1.1%
Machinery-Diversified	1.1%
Miscellaneous Manufacturing	1.0%
Real Estate	1.0%
Lodging	0.7%
Insurance	0.6%
Housewares	0.5%
Leisure	0.5%
Retail	0.5%
Semiconductors	0.3%
Metal Fabricate/Hardware	0.3%
Equity Real Estate Investment Trusts (REITs)	0.3%
Metals & Mining	0.2%
Repurchase Agreements	4.0%
Other assets less liabilities	1.3%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—94.7%

Australia—1.7%
Australia & New Zealand Banking Group Ltd.	20,809	$459,289

Canada—0.9%
Gibson Energy, Inc.	18,200	235,219

Denmark—1.3%
Novo Nordisk A/S, Class B	8,012	344,254

France—1.2%
Bureau Veritas S.A.	14,603	323,243

Germany—7.7%
adidas AG	2,275	436,229
Fresenius SE & Co. KGaA	6,020	516,834
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,751	556,672
SAP SE	4,828	505,353

		2,015,088

Japan—4.1%
Daikin Industries Ltd.	6,100	625,811
Keyence Corp.	1,000	440,228

		1,066,039

Korea (Republic of)—1.7%
Samsung Electronics Co., Ltd. GDR (b)	433	448,920

Spain—4.3%
Amadeus IT Group S.A.	11,142	666,021
Industria de Diseno Textil S.A.	12,012	461,320

		1,127,341

Sweden—5.6%
Assa Abloy AB, Class B	23,915	527,121
Atlas Copco AB, Class A	14,793	568,817
Skandinaviska Enskilda Banken AB, Class A	31,341	379,434

		1,475,372

Switzerland—3.6%
Roche Holding AG	2,490	636,232
UBS Group AG (b)	17,521	297,960

		934,192

United Kingdom—13.2%
AstraZeneca PLC	5,848	391,720
Prudential PLC	33,225	762,638
Reckitt Benckiser Group PLC	5,410	548,428
Royal Dutch Shell PLC, Class B	12,747	342,211
Unilever PLC	10,824	585,772
Vodafone Group PLC	147,825	419,816
WPP PLC	19,124	402,688

		3,453,273

	Shares	Value*

United States—49.4%
Accenture PLC, Class A	4,641	$573,999
Agilent Technologies, Inc.	9,601	569,435
Alphabet, Inc., Class A (b)	881	819,048
American Express Co.	8,331	701,803
Apple, Inc.	4,289	617,702
Biogen, Inc. (b)	1,410	382,618
Citigroup, Inc.	10,187	681,307
Colgate-Palmolive Co.	5,938	440,184
Eaton Corp. PLC	7,886	613,767
Ecolab, Inc.	3,434	455,864
EOG Resources, Inc.	4,811	435,492
Estee Lauder Cos., Inc., Class A	5,631	540,463
International Flavors & Fragrances, Inc.	3,723	502,605
Intuit, Inc.	3,858	512,381
Johnson & Johnson	4,113	544,109
Microsoft Corp.	9,128	629,193
Mondelez International, Inc., Class A	9,842	425,076
Priceline Group, Inc. (b)	302	564,897
S&P Global, Inc.	3,777	551,404
Schlumberger Ltd.	4,912	323,406
Starbucks Corp.	9,954	580,418
Visa, Inc., Class A	9,999	937,706
Xylem, Inc.	9,895	548,480

		12,951,357

Total Common Stock (cost—$21,391,122)		24,833,587

PREFERRED STOCK—1.2%

Germany—1.2%
Henkel AG & Co. KGaA (cost—$253,180)	2,321	320,051

	Principal Amount (000s)

Repurchase Agreements—3.9%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $1,027,010; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $1,047,706 including accrued interest (cost—$1,027,000)	$1,027	1,027,000

Total Investments (cost—$22,671,302) (a)—99.8%		26,180,638

Other assets less liabilities—0.2%		61,669

Net Assets—100.0%		$26,242,307

Schedule of Investments

AllianzGI Global Sustainability Fund

June 30, 2017 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $11,967,062, representing 45.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

GDR—Global Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

IT Services	8.3%
Pharmaceuticals	7.3%
Software	6.3%
Banks	5.8%
Insurance	5.0%
Household Products	5.0%
Building Products	4.4%
Personal Products	4.3%
Machinery	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Oil, Gas & Consumable Fuels	3.9%
Chemicals	3.6%
Capital Markets	3.2%
Internet Software & Services	3.1%
Consumer Finance	2.7%
Electrical Equipment	2.3%
Hotels, Restaurants & Leisure	2.2%
Life Sciences Tools & Services	2.2%
Internet & Catalog Retail	2.1%
Health Care Providers & Services	2.0%
Specialty Retail	1.8%
Electronic Equipment, Instruments & Components	1.7%
Textiles, Apparel & Luxury Goods	1.7%
Food Products	1.6%
Wireless Telecommunication Services	1.6%
Media	1.5%
Biotechnology	1.5%
Energy Equipment & Services	1.2%
Professional Services	1.2%
Repurchase Agreements	3.9%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—92.4%

Austria—1.0%
Wienerberger AG	248,843	$5,660,970

Canada—2.1%
Stantec, Inc.	497,861	12,534,825

China—8.9%
Beijing Enterprises Water Group Ltd.	22,282,000	17,291,559
China Everbright International Ltd.	11,350,000	14,155,814
Guangdong Investment Ltd.	15,070,000	20,768,888

		52,216,261

Finland—3.0%
Uponor Oyj	656,642	11,935,649
Wartsila Oyj Abp	102,153	6,041,062

		17,976,711

France—10.3%
Suez	1,764,473	32,671,755
Veolia Environnement S.A.	1,319,125	27,908,149

		60,579,904

Germany—1.8%
GEA Group AG	256,505	10,532,365

Italy—0.9%
ACEA SpA	335,755	5,088,812

Japan—2.1%
Kubota Corp.	366,800	6,199,942
Kurita Water Industries Ltd.	220,600	6,034,309

		12,234,251

Netherlands—3.4%
Aalberts Industries NV	507,122	20,179,522

Switzerland—10.7%
Belimo Holding AG	643	2,770,754
Geberit AG	118,775	55,463,174
Sulzer AG	40,000	4,534,362

		62,768,290

United Kingdom—12.5%
Halma PLC	1,305,968	18,714,968
Pennon Group PLC	1,764,532	18,963,219
Severn Trent PLC	921,119	26,185,916
United Utilities Group PLC	874,138	9,881,062

		73,745,165

United States—35.7%
American Water Works Co., Inc.	596,669	46,510,349
Badger Meter, Inc.	154,209	6,145,229
Danaher Corp.	403,239	34,029,339
Franklin Electric Co., Inc.	229,566	9,504,032

	Shares	Value*

IDEX Corp.	241,883	$27,335,198
Mueller Water Products, Inc., Class A	927,530	10,833,550
Pentair PLC	174,054	11,581,553
Tetra Tech, Inc.	320,000	14,640,000
Watts Water Technologies, Inc., Class A	140,900	8,904,880
Xylem, Inc.	724,678	40,168,902

		209,653,032

Total Common Stock (cost—$464,002,065)		543,170,108

	Principal Amount (000s)

Repurchase Agreements—6.9%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $40,293,403; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $41,098,864 including accrued interest (cost—$40,293,000)	$40,293	40,293,000

Total Investments (cost—$504,295,065) (a)—99.3%		583,463,108

Other assets less liabilities—0.7%		4,093,415

Net Assets—100.0%		$587,556,523

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $308,588,323, representing 52.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	27.5%
Water Utilities	23.8%
Building Products	11.9%
Multi-Utilities	11.2%
Health Care Equipment & Supplies	5.8%
Commercial Services & Supplies	4.9%
Electronic Equipment, Instruments & Components	4.2%
Professional Services	2.1%
Construction Materials	1.0%
Repurchase Agreements	6.9%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2017 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—93.7%

Aerospace & Defense—2.4%
KLX, Inc. (a)(b),
5.875%, 12/1/22	$1,915	$2,017,931
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	2,448	2,503,080
TransDigm, Inc.,
6.50%, 5/15/25	2,385	2,432,700

		6,953,711

Apparel & Textiles—0.3%
Hanesbrands, Inc. (a)(b),
4.625%, 5/15/24	695	708,900

Auto Components—1.2%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,690	1,740,700
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	1,675	1,758,750

		3,499,450

Auto Manufacturers—0.8%
Navistar International Corp.,
8.25%, 11/1/21	2,290	2,324,350

Banks—1.1%
CIT Group, Inc.,
5.00%, 8/15/22	645	696,600
Royal Bank of Scotland Group PLC,
5.125%, 5/28/24	2,200	2,314,567

		3,011,167

Building Materials—0.7%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	1,820	1,901,900

Chemicals—3.6%
Chemours Co.,
7.00%, 5/15/25	1,995	2,184,525
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	1,620	1,709,100
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	2,455	2,547,062
Tronox Finance LLC (a)(b),
7.50%, 3/15/22	1,955	2,023,425
Univar USA, Inc. (a)(b),
6.75%, 7/15/23	1,810	1,895,975

		10,360,087

Commercial Services—4.3%
Cardtronics, Inc.,
5.125%, 8/1/22	1,165	1,188,300
5.50%, 5/1/25 (a)(b)	820	846,650
Cenveo Corp. (a)(b),
6.00%, 5/15/24	2,299	2,034,615
Gartner, Inc. (a)(b),
5.125%, 4/1/25	1,380	1,453,016

	Principal Amount (000s)	Value*

KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	$1,695	$1,731,019
RR Donnelley & Sons Co.,
6.00%, 4/1/24	650	636,188
7.00%, 2/15/22	1,730	1,818,662
United Rentals North America, Inc.,
5.50%, 7/15/25	2,600	2,733,250

		12,441,700

Computers—2.2%
Dell International LLC (a)(b),
7.125%, 6/15/24	2,045	2,249,054
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	2,000	1,962,500
Western Digital Corp.,
10.50%, 4/1/24	1,820	2,151,568

		6,363,122

Containers & Packaging—0.1%
Owens-Brockway Glass Container, Inc. (a)(b),
5.00%, 1/15/22	385	408,581

Distribution/Wholesale—1.2%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	1,880	1,964,600
HD Supply, Inc. (a)(b),
5.75%, 4/15/24	1,450	1,544,250

		3,508,850

Diversified Financial Services—5.0%
Ally Financial, Inc.,
5.75%, 11/20/25	1,920	2,028,000
8.00%, 3/15/20	1,605	1,829,700
Community Choice Financial, Inc.,
10.75%, 5/1/19	2,060	1,781,900
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	1,900	1,992,625
Nationstar Mortgage LLC,
7.875%, 10/1/20	1,250	1,285,156
9.625%, 5/1/19	1,000	1,027,750
Navient Corp.,
6.625%, 7/26/21	1,695	1,828,481
7.25%, 9/25/23	1,105	1,190,638
Springleaf Finance Corp.,
8.25%, 10/1/23	1,170	1,313,325

		14,277,575

Electric Utilities—0.9%
NRG Energy, Inc.,
6.25%, 5/1/24	2,400	2,436,000

Engineering & Construction—1.6%
AECOM,
5.875%, 10/15/24	2,305	2,518,213
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	1,940	2,046,700

		4,564,913

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Entertainment—2.7%
AMC Entertainment Holdings, Inc. (a)(b),
6.125%, 5/15/27	$1,640	$1,734,808
Cedar Fair L.P.,
5.375%, 6/1/24	2,145	2,252,250
5.375%, 4/15/27 (a)(b)	805	853,300
International Game Technology PLC (a)(b),
6.25%, 2/15/22	2,665	2,924,838

		7,765,196

Equity Real Estate Investment Trusts (REITs)—0.7%
CyrusOne L.P. (a)(b),
5.00%, 3/15/24	1,210	1,249,325
5.375%, 3/15/27	840	876,750

		2,126,075

Food & Beverage—1.4%
Albertsons Cos. LLC (a)(b),
6.625%, 6/15/24	750	746,250
Lamb Weston Holdings, Inc. (a)(b),
4.875%, 11/1/26	1,355	1,410,894
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	1,750	1,806,875

		3,964,019

Healthcare-Products—1.9%
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	985	1,009,625
Hologic, Inc. (a)(b),
5.25%, 7/15/22	1,745	1,838,794
Teleflex, Inc.,
5.25%, 6/15/24	2,405	2,501,200

		5,349,619

Healthcare-Services—5.6%
Centene Corp.,
4.75%, 1/15/25	970	999,100
Community Health Systems, Inc.,
6.25%, 3/31/23	650	673,465
7.125%, 7/15/20	1,665	1,627,537
DaVita, Inc.,
5.125%, 7/15/24	2,360	2,399,825
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	1,600	1,650,000
6.25%, 12/1/24	935	1,000,450
HCA, Inc.,
7.50%, 2/15/22	2,100	2,422,875
Kindred Healthcare, Inc.,
6.375%, 4/15/22	1,528	1,510,810
8.75%, 1/15/23	1,010	1,065,550
Tenet Healthcare Corp.,
8.125%, 4/1/22	1,905	2,028,825
THC Escrow Corp. III (a)(b),
5.125%, 5/1/25	750	754,688

		16,133,125

	Principal Amount (000s)	Value*

Home Builders—2.5%
Beazer Homes USA, Inc.,
8.75%, 3/15/22	$1,530	$1,709,775
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	1,340	1,386,900
CalAtlantic Group, Inc.,
5.875%, 11/15/24	1,800	1,957,500
KB Home,
8.00%, 3/15/20	1,805	2,039,650

		7,093,825

Household Products/Wares—0.9%
Spectrum Brands, Inc.,
5.75%, 7/15/25	2,500	2,694,000

Insurance—0.6%
CNO Financial Group, Inc.,
5.25%, 5/30/25	1,735	1,846,040

Internet—1.4%
Symantec Corp. (a)(b),
5.00%, 4/15/25	2,055	2,155,819
Zayo Group LLC (a)(b),
5.75%, 1/15/27	1,855	1,945,431

		4,101,250

Internet & Catalog Retail—0.7%
Netflix, Inc.,
5.875%, 2/15/25	1,925	2,136,750

Iron/Steel—1.8%
AK Steel Corp.,
7.00%, 3/15/27	655	679,562
7.50%, 7/15/23	1,045	1,133,825
8.375%, 4/1/22	675	706,219
Steel Dynamics, Inc.,
5.50%, 10/1/24	830	883,950
United States Steel Corp. (a)(b),
8.375%, 7/1/21	1,640	1,808,100

		5,211,656

Lodging—1.3%
MGM Resorts International,
6.625%, 12/15/21	1,750	1,968,750
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	1,635	1,723,903

		3,692,653

Machinery-Construction & Mining—0.5%
Terex Corp. (a)(b),
5.625%, 2/1/25	1,390	1,431,700

Machinery-Diversified—0.9%
Tennant Co. (a)(b),
5.625%, 5/1/25	930	981,150
Zebra Technologies Corp.,
7.25%, 10/15/22	1,630	1,734,931

		2,716,081

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Media—7.0%
CCO Holdings LLC,
5.125%, 5/1/27 (a)(b)	$560	$574,000
5.50%, 5/1/26 (a)(b)	1,505	1,600,944
5.75%, 1/15/24	1,745	1,843,156
Clear Channel Worldwide Holdings, Inc., Ser. B,
6.50%, 11/15/22	1,845	1,905,331
CSC Holdings LLC,
6.75%, 11/15/21	1,960	2,175,600
DISH DBS Corp.,
5.875%, 7/15/22	2,500	2,693,750
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	2,180	2,229,050
LIN Television Corp.,
5.875%, 11/15/22	1,630	1,715,575
LiveStyle, Inc. (a)(b)(c)(e),
9.625%, 2/1/19
(acquisition cost—$2,787,813; purchased 1/31/14-2/3/14)	2,761	17,256
McClatchy Co.,
9.00%, 12/15/22	1,810	1,882,400
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 8/1/24	2,295	2,329,425
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	1,135	1,149,188

		20,115,675

Metal Fabricate/Hardware—0.4%
Park-Ohio Industries, Inc. (a)(b),
6.625%, 4/15/27	970	1,020,319

Mining—2.9%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	1,500	1,635,000
7.00%, 9/30/26	535	589,837
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	2,335	2,199,990
Hudbay Minerals, Inc. (a)(b),
7.25%, 1/15/23	385	398,956
7.625%, 1/15/25	1,130	1,189,325
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	1,765	2,001,069
Teck Resources Ltd. (a)(b),
8.50%, 6/1/24	375	434,063

		8,448,240

Miscellaneous Manufacturing—0.9%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	980	1,043,700
Trinseo Materials Operating SCA (a)(b),
6.75%, 5/1/22	1,565	1,662,813

		2,706,513

Oil, Gas & Consumable Fuels—7.5%
AmeriGas Partners L.P.,
5.875%, 8/20/26	1,065	1,096,950

	Principal Amount (000s)	Value*

Callon Petroleum Co.,
6.125%, 10/1/24	$955	$976,488
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	1,635	1,422,450
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	1,435	1,388,362
Chesapeake Energy Corp. (a)(b),
8.00%, 1/15/25	910	904,313
Continental Resources, Inc.,
5.00%, 9/15/22	2,125	2,093,125
CVR Refining LLC,
6.50%, 11/1/22	1,325	1,341,562
EP Energy LLC,
9.375%, 5/1/20	1,655	1,313,656
Oasis Petroleum, Inc.,
6.875%, 3/15/22	2,075	2,023,125
Range Resources Corp.,
4.875%, 5/15/25	1,995	1,905,225
Rice Energy, Inc.,
6.25%, 5/1/22	2,445	2,558,081
Sanchez Energy Corp.,
6.125%, 1/15/23	2,560	2,060,800
Sunoco L.P.,
6.375%, 4/1/23	1,805	1,916,188
Weatherford International Ltd.,
8.25%, 6/15/23	690	691,725

		21,692,050

Paper & Forest Products—0.7%
Mercer International, Inc.,
7.75%, 12/1/22	1,825	1,964,156

Pharmaceuticals—1.4%
Endo Finance LLC (a)(b),
5.375%, 1/15/23	1,930	1,621,200
Horizon Pharma, Inc.,
6.625%, 5/1/23	945	893,025
Valeant Pharmaceuticals International, Inc. (a)(b),
6.125%, 4/15/25	1,090	926,500
7.50%, 7/15/21	720	700,200

		4,140,925

Pipelines—1.6%
Crestwood Midstream Partners L.P. (a)(b),
5.75%, 4/1/25	710	710,000
Energy Transfer Equity L.P.,
5.875%, 1/15/24	670	713,550
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	1,644	1,833,290
Tesoro Logistics L.P.,
6.25%, 10/15/22	1,255	1,339,713

		4,596,553

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Real Estate—2.1%
Equinix, Inc.,
5.375%, 1/1/22	$1,385	$1,464,638
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	2,481	2,567,835
Uniti Group, Inc.,
8.25%, 10/15/23	1,990	2,059,650

		6,092,123

Retail—1.5%
Conn’s, Inc.,
7.25%, 7/15/22	1,355	1,258,456
Dollar Tree, Inc.,
5.75%, 3/1/23	1,815	1,921,631
KFC Holding Co. (a)(b),
4.75%, 6/1/27	1,165	1,192,669

		4,372,756

Semiconductors—3.5%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	1,683	1,876,545
Amkor Technology, Inc.,
6.375%, 10/1/22	2,000	2,090,000
Micron Technology, Inc.,
5.875%, 2/15/22	2,525	2,644,937
Qorvo, Inc.,
7.00%, 12/1/25	1,700	1,938,000
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	1,535	1,652,044

		10,201,526

Semiconductors & Semiconductor Equipment—0.2%
Microsemi Corp. (a)(b),
9.125%, 4/15/23	570	654,075

Software—3.8%
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	1,100	1,188,000
First Data Corp. (a)(b),
7.00%, 12/1/23	2,235	2,391,450
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	1,910	1,976,850
MSCI, Inc. (a)(b),
5.25%, 11/15/24	1,625	1,730,625
Open Text Corp. (a)(b),
5.625%, 1/15/23	1,770	1,854,075
SS&C Technologies Holdings, Inc.,
5.875%, 7/15/23	1,585	1,696,283

		10,837,283

Specialty Retail—0.5%
L Brands, Inc.,
6.875%, 11/1/35	1,375	1,333,750

Telecommunications—10.5%
CenturyLink, Inc.,
7.50%, 4/1/24	2,250	2,469,375

	Principal Amount (000s)	Value*

Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	$1,435	$1,503,450
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	840	840,000
6.00%, 6/15/25	2,440	2,616,900
Consolidated Communications, Inc.,
6.50%, 10/1/22	2,270	2,270,000
Frontier Communications Corp.,
10.50%, 9/15/22	1,995	1,907,719
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	1,040	1,115,400
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	2,250	2,565,000
Level 3 Financing, Inc.,
5.375%, 5/1/25	2,680	2,827,400
Sprint Communications, Inc.,
6.00%, 11/15/22	1,500	1,593,750
11.50%, 11/15/21	2,250	2,891,250
T-Mobile USA, Inc.,
6.625%, 4/1/23	960	1,018,272
6.836%, 4/28/23	1,835	1,963,450
West Corp. (a)(b),
5.375%, 7/15/22	2,475	2,505,937
Windstream Services LLC,
7.50%, 6/1/22	2,500	2,243,750

		30,331,653

Transportation—0.9%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	580	606,100
6.50%, 6/15/22	1,895	1,999,225

		2,605,325

Total Corporate Bonds & Notes (cost—$261,024,309)		270,135,217

	Shares

PREFERRED STOCK (a)(d)(f)—2.2%

Media—2.2%
LiveStyle, Inc., Ser. A	6,269	626,900
LiveStyle, Inc., Ser. B	57,581	5,758,100

Total Preferred Stock (cost—$6,259,719)		6,385,000

COMMON STOCK (a)(d)(f)—0.2%

Advertising—0.2%
Affinion Group Holdings, Inc. Class A (e) (acquisition cost—$769,740; purchased 11/9/15-11/12/15)	43,401	516,906

Aerospace & Defense—0.0%
Erickson, Inc.	2,675	69,026

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Media—0.0%
LiveStyle, Inc.	67,983	$7

Total Common Stock (cost—$2,260,807)		585,939

	Units

WARRANTS (a)(d)(f)—0.0%

Commercial Services—0.0%
Cenveo Corp., strike price $12.00, expires 6/10/24,	243,090	57,784

Media—0.0%
LiveStyle, Inc. Ser. C, expires 11/30/21,	14,500	1

Total Warrants (cost—$67,409)		57,785

	Principal Amount (000s)

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $8,317,083; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $8,485,920 including accrued interest (cost—$8,317,000)	$8,317	8,317,000

Total Investments (cost—$277,929,244)—99.0%		285,480,941

Other assets less liabilities—1.0%		2,975,089

Net Assets—100.0%		$288,456,030

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $111,955,585, representing 38.8% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $104,926,861, representing 36.4% of net assets.
(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $7,028,724, representing 2.4% of net assets.
(e)	Restricted. The aggregate acquisition cost of such securities is $3,557,553. The aggregate value is $534,162, representing 0.2% of net assets.
(f)	Non-income producing.

Schedule of Investments

AllianzGI International Growth Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Australia—1.7%
CSL Ltd.	3,101	$329,108
SEEK Ltd.	14,151	183,900

		513,008

Brazil—3.7%
Lojas Renner S.A.	31,519	260,494
Odontoprev S.A.	65,133	229,044
Raia Drogasil S.A.	18,844	398,790
WEG S.A.	41,644	222,494

		1,110,822

Canada—9.9%
Alimentation Couche-Tard, Inc., Class B	19,120	916,486
Canadian National Railway Co.	7,373	598,232
Constellation Software, Inc.	1,289	674,329
Restaurant Brands International, Inc.	12,983	812,339

		3,001,386

China—8.9%
Alibaba Group Holding Ltd. ADR (c)	6,058	853,572
Baidu, Inc. ADR (c)	2,810	502,597
Tencent Holdings Ltd.	29,408	1,055,010
Weibo Corp. ADR (c)	4,127	274,322

		2,685,501

Denmark—8.7%
Ambu A/S, Class B	8,539	550,501
Coloplast A/S, Class B	4,278	357,578
DSV A/S	13,157	808,157
Novo Nordisk A/S, Class B	21,563	926,504

		2,642,740

France—4.5%
Dassault Systemes	3,639	326,385
Ingenico Group S.A.	4,704	426,593
Legrand S.A.	4,137	289,099
Societe BIC S.A.	2,773	329,270

		1,371,347

Germany—11.3%
Bechtle AG	3,376	434,052
Fresenius SE & Co. KGaA	4,692	402,822
Infineon Technologies AG	43,799	930,315
SAP SE	11,511	1,204,872
Scout24 AG (a)	12,099	445,048

		3,417,109

Hong Kong—2.0%
AIA Group Ltd.	81,802	598,493

India—1.2%
HDFC Bank Ltd. ADR	4,201	365,361

Indonesia—1.8%
Ace Hardware Indonesia Tbk PT	3,617,314	287,702
Bank Central Asia Tbk PT	193,825	264,342

		552,044

	Shares	Value*

Ireland—2.8%
Kingspan Group PLC	13,610	$467,194
Ryanair Holdings PLC ADR (c)	3,385	364,260

		831,454

Japan—6.9%
Hoshizaki Corp.	4,606	417,906
Keyence Corp.	1,550	682,353
Nippon Paint Holdings Co., Ltd.	8,577	326,310
Sundrug Co., Ltd.	11,255	419,838
Sysmex Corp.	4,194	251,026

		2,097,433

Korea (Republic of)—1.9%
LG Household & Health Care Ltd.	657	570,869

Mexico—1.0%
Fomento Economico Mexicano S.A.B de C.V. UNIT	31,236	307,614

Netherlands—2.7%
ASML Holding NV	3,585	467,314
GrandVision NV (a)	12,781	342,077

		809,391

Philippines—1.4%
Jollibee Foods Corp.	42,047	169,889
Universal Robina Corp.	81,854	264,408

		434,297

South Africa—0.9%
PSG Group Ltd.	14,118	258,996

Spain—3.2%
Amadeus IT Group S.A.	9,985	596,860
Industria de Diseno Textil S.A.	9,728	373,604

		970,464

Sweden—7.7%
Assa Abloy AB, Class B	21,535	474,663
Atlas Copco AB, Class A	10,996	422,816
Elekta AB, Class B	19,035	180,142
Hexagon AB, Class B	10,741	510,301
Hexpol AB	46,517	507,867
Trelleborg AB, Class B	10,014	228,653

		2,324,442

Switzerland—3.7%
Cie Financiere Richemont S.A.	4,830	399,677
Partners Group Holding AG	598	371,305
Roche Holding AG	1,335	341,112

		1,112,094

United Kingdom—12.0%
British American Tobacco PLC	12,719	866,709
DCC PLC	4,130	376,115
Prudential PLC	16,798	385,577
Reckitt Benckiser Group PLC	9,734	986,765
Rotork PLC	64,335	197,234
Shire PLC	5,804	320,026
Unilever PLC	8,977	485,816

		3,618,242

Schedule of Investments

AllianzGI International Growth Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

United States—1.0%
Samsonite International S.A.	75,040	$313,502

Total Common Stock (cost—$26,177,176)		29,906,609

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $347,003; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $357,511 including accrued interest (cost—$347,000)	$347	347,000

Total Investments (cost—$26,524,176) (b)—100.0%		30,253,609

Other assets less liabilities—0.0%		8,679

Net Assets—100.0%		$30,262,288

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $787,125, representing 2.6% of net assets.
(b)	Securities with an aggregate value of $22,112,783, representing 73.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Internet Software & Services	10.3%
Software	7.3%
Food & Staples Retailing	5.7%
Electronic Equipment, Instruments & Components	5.4%
Machinery	4.9%
Road & Rail	4.6%
Semiconductors & Semiconductor Equipment	4.6%
Health Care Equipment & Supplies	4.4%
Pharmaceuticals	4.2%
Personal Products	3.5%
IT Services	3.4%
Specialty Retail	3.3%
Household Products	3.3%
Insurance	3.3%
Hotels, Restaurants & Leisure	3.2%
Building Products	3.1%
Tobacco	2.9%
Chemicals	2.8%
Textiles, Apparel & Luxury Goods	2.4%
Biotechnology	2.1%
Health Care Providers & Services	2.1%
Banks	2.1%
Industrial Conglomerates	1.2%
Capital Markets	1.2%
Airlines	1.2%
Commercial Services & Supplies	1.1%
Beverages	1.0%
Electrical Equipment	1.0%
Food Products	0.9%
Multi-line Retail	0.9%
Diversified Financial Services	0.9%
Professional Services	0.6%
Repurchase Agreements	1.1%
Other assets less liabilities	0.0%

100.0%

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—94.0%

Australia—4.6%
Adelaide Brighton Ltd.	97,141	$420,208
Australian Pharmaceutical Industries Ltd.	370,000	541,531
Boral Ltd.	187,734	1,002,353
Challenger Ltd.	75,494	774,227
Downer EDI Ltd.	186,019	916,311
Incitec Pivot Ltd.	153,989	403,909
Mantra Group Ltd.	322,500	755,899
McMillan Shakespeare Ltd.	65,751	677,210
Santos Ltd. (c)	327,129	760,847

		6,252,495

Austria—2.2%
Schoeller-Bleckmann Oilfield Equipment AG (c)	15,203	994,963
Wienerberger AG	87,513	1,990,847

		2,985,810

China—2.8%
China Everbright Greentech Ltd. (a)(c)	818,235	554,402
China Everbright International Ltd.	442,000	551,266
China State Construction International Holdings Ltd.	520,000	889,766
Nexteer Automotive Group Ltd.	199,000	311,745
Sunny Optical Technology Group Co., Ltd.	55,000	492,526
Tongda Group Holdings Ltd.	1,350,000	399,301
YY, Inc. ADR (c)	10,676	619,528

		3,818,534

Denmark—2.8%
Ambu A/S, Class B	31,899	2,056,498
SimCorp A/S	30,242	1,831,430

		3,887,928

Finland—2.6%
Huhtamaki Oyj	41,935	1,651,425
Outotec Oyj (c)	279,298	1,923,204

		3,574,629

France—5.8%
APERAM S.A.	38,662	1,795,297
Korian S.A.	53,156	1,813,791
Nexity S.A.	36,364	2,110,532
Sartorius Stedim Biotech	27,882	2,161,381

		7,881,001

Germany—7.0%
Aareal Bank AG	49,347	1,959,334
Bechtle AG	14,243	1,831,224
CANCOM SE	32,341	1,969,503
Deutsche Pfandbriefbank AG (a)	176,584	2,183,905
Hella KGaA Hueck & Co.	32,765	1,615,850

		9,559,816

	Shares	Value*

Hong Kong—1.1%
Johnson Electric Holdings Ltd.	137,500	$477,918
Microport Scientific Corp. (c)	664,000	529,886
Techtronic Industries Co., Ltd.	118,000	542,209

		1,550,013

Indonesia—1.1%
Jasa Marga Persero Tbk PT	2,050,400	823,238
Waskita Beton Precast Tbk PT	18,632,700	672,118

		1,495,356

Ireland—2.7%
Glanbia PLC	94,805	1,854,321
Kingspan Group PLC	55,639	1,909,937

		3,764,258

Italy—2.9%
De’ Longhi SpA	65,270	2,047,578
FinecoBank Banca Fineco SpA	240,872	1,898,669

		3,946,247

Japan—31.0%
Aica Kogyo Co., Ltd.	19,500	595,438
Daifuku Co., Ltd.	69,000	2,069,766
Disco Corp.	13,400	2,149,243
Fujitsu General Ltd.	122,900	2,850,052
Gunma Bank Ltd.	438,873	2,642,771
Kenko Mayonnaise Co., Ltd.	23,200	669,014
Lion Corp.	154,300	3,200,469
MISUMI Group, Inc.	126,600	2,901,626
Mitsubishi UFJ Lease & Finance Co., Ltd.	412,400	2,262,650
Morinaga Milk Industry Co., Ltd.	211,000	1,604,212
NGK Spark Plug Co., Ltd.	125,200	2,681,847
Nissha Printing Co., Ltd.	72,500	2,015,916
Pigeon Corp.	26,200	952,509
Rengo Co., Ltd.	378,600	2,198,036
Ryohin Keikaku Co., Ltd.	6,200	1,551,740
Sanwa Holdings Corp.	260,600	2,752,174
Siix Corp.	21,300	845,738
Start Today Co., Ltd.	39,900	983,323
Teijin Ltd.	74,200	1,431,843
Temp Holdings Co., Ltd.	93,100	1,749,179
Ube Industries Ltd.	936,000	2,416,102
Ulvac, Inc.	18,500	892,669
W-Scope Corp.	63,500	1,115,442

		42,531,759

Netherlands—2.8%
Aalberts Industries NV	47,761	1,900,517
IMCD Group NV	34,676	1,879,464

		3,779,981

Philippines—0.2%
Cosco Capital, Inc.	2,162,900	338,419

Spain—1.5%
Melia Hotels International S.A.	139,990	2,096,688

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Sweden—6.6%
AAK AB	27,286	$1,993,254
Fastighets AB Balder, Class B (c)	64,882	1,572,290
Indutrade AB	82,267	1,885,726
JM AB	51,703	1,831,814
NetEnt AB (c)	203,796	1,780,767

		9,063,851

Switzerland—5.2%
ams AG	41,555	2,696,583
Georg Fischer AG	2,022	1,961,297
Interroll Holding AG	1,803	2,406,758

		7,064,638

Taiwan—1.0%
Ennoconn Corp.	39,063	494,530
Globalwafers Co., Ltd.	63,000	439,994
Sinbon Electronics Co., Ltd.	193,940	457,793

		1,392,317

United Kingdom—10.1%
ASOS PLC (c)	28,748	2,151,787
Auto Trader Group PLC (a)	298,117	1,476,082
Genus PLC	62,442	1,447,631
Intermediate Capital Group PLC	232,325	2,519,420
RPC Group PLC	174,275	1,707,998
Senior PLC	627,049	1,916,663
Spectris PLC	44,282	1,455,832
Tullow Oil PLC (c)	609,145	1,197,458

		13,872,871

Total Common Stock (cost—$106,769,133)		128,856,611

	Shares	Value*

PREFERRED STOCK—1.4%

Germany—1.4%
Jungheinrich AG (cost—$1,607,764)	51,489	$1,886,728

	Principal Amount (000s)

Repurchase Agreements—3.6%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $5,005,050; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $5,109,427 including accrued interest (cost—$5,005,000)	$5,005	5,005,000

Total Investments (cost—$113,381,897) (b)—99.0%		135,748,339

Other assets less liabilities (d)—1.0%		1,384,558

Net Assets—100.0%		$137,132,897

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,214,389, representing 3.1% of net assets.
(b)	Securities with an aggregate value of $119,076,335, representing 86.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2017:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2017	Unrealized Depreciation
Sold:
74,672,803 Japanese Yen settling 7/5/17	Northern Trust Company	$662,683	$663,906	$(1,223)

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	7.6%
Household Durables	5.3%
Trading Companies & Distributors	4.9%
Semiconductors & Semiconductor Equipment	4.5%
Food Products	4.5%
Containers & Packaging	4.1%
Chemicals	3.9%
Building Products	3.8%
Health Care Equipment & Supplies	3.5%
Auto Components	3.4%
Banks	3.3%
Household Products	3.0%
Thrifts & Mortgage Finance	3.0%
Construction Materials	3.0%
Internet Software & Services	2.8%
IT Services	2.8%
Metals & Mining	2.7%
Real Estate Management & Development	2.7%
Electronic Equipment, Instruments & Components	2.7%
Commercial Services & Supplies	2.5%
Internet & Catalog Retail	2.3%
Diversified Financial Services	2.2%
Hotels, Restaurants & Leisure	2.1%
Capital Markets	1.8%
Professional Services	1.8%
Health Care Providers & Services	1.7%
Oil, Gas & Consumable Fuels	1.4%
Aerospace & Defense	1.4%
Software	1.3%
Multi-line Retail	1.1%
Biotechnology	1.1%
Energy Equipment & Services	0.7%
Construction & Engineering	0.6%
Transportation Infrastructure	0.6%
Independent Power Producers & Energy Traders	0.4%
Technology Hardware, Storage & Peripherals	0.4%
Electrical Equipment	0.3%
Food & Staples Retailing	0.2%
Repurchase Agreements	3.6%
Other assets less liabilities	1.0%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—96.8%

Air Freight & Logistics—0.4%
Echo Global Logistics, Inc. (a)	6,577	$130,882

Auto Components—2.3%
Modine Manufacturing Co. (a)	19,451	321,914
Motorcar Parts of America, Inc. (a)	8,829	249,331
Tower International, Inc.	7,226	162,224

		733,469

Banks—6.2%
Allegiance Bancshares, Inc. (a)	4,813	184,338
CU Bancorp (a)	5,774	208,730
First Foundation, Inc. (a)	14,277	234,571
Franklin Financial Network, Inc. (a)	7,426	306,322
National Commerce Corp. (a)	4,456	176,235
Preferred Bank	4,416	236,123
Seacoast Banking Corp. of Florida (a)	16,117	388,420
Stonegate Bank	5,403	249,511

		1,984,250

Beverages—1.7%
MGP Ingredients, Inc.	5,832	298,423
Primo Water Corp. (a)	18,905	240,094

		538,517

Biotechnology—10.8%
Abeona Therapeutics, Inc. (a)	9,039	57,850
Achaogen, Inc. (a)	5,742	124,774
Adamas Pharmaceuticals, Inc. (a)	3,648	63,803
Advaxis, Inc. (a)	11,376	73,830
Agenus, Inc. (a)	18,294	71,530
BioCryst Pharmaceuticals, Inc. (a)	9,454	52,564
BioSpecifics Technologies Corp. (a)	4,195	207,694
Cara Therapeutics, Inc. (a)	7,929	122,027
Concert Pharmaceuticals, Inc. (a)	9,338	130,265
Corbus Pharmaceuticals Holdings, Inc. (a)	9,442	59,485
Curis, Inc. (a)	23,973	45,309
Cytokinetics, Inc. (a)	8,011	96,933
Dynavax Technologies Corp. (a)	8,275	79,854
Eagle Pharmaceuticals, Inc. (a)	2,490	196,436
Flexion Therapeutics, Inc. (a)	9,057	183,132
Heron Therapeutics, Inc. (a)	8,088	112,019
Immunomedics, Inc. (a)	15,468	136,582
Inovio Pharmaceuticals, Inc. (a)	15,289	119,866
Iovance Biotherapeutics, Inc. (a)	15,297	112,433
La Jolla Pharmaceutical Co. (a)	6,379	189,903
MacroGenics, Inc. (a)	6,056	106,041
NewLink Genetics Corp. (a)	4,050	29,767
Pfenex, Inc. (a)	10,106	40,525
Progenics Pharmaceuticals, Inc. (a)	15,928	108,151
Repligen Corp. (a)	8,359	346,397
Synergy Pharmaceuticals, Inc. (a)	44,100	196,245
TG Therapeutics, Inc. (a)	9,596	96,440
Vanda Pharmaceuticals, Inc. (a)	11,173	182,120
Versartis, Inc. (a)	6,564	114,542

		3,456,517

	Shares	Value*

Building Products—2.2%
Patrick Industries, Inc. (a)	6,632	$483,141
PGT Innovations, Inc. (a)	16,083	205,863

		689,004

Chemicals—2.3%
American Vanguard Corp.	14,166	244,363
Flotek Industries, Inc. (a)	11,946	106,797
KMG Chemicals, Inc.	2,824	137,444
Koppers Holdings, Inc. (a)	7,138	258,039

		746,643

Commercial Services & Supplies—0.8%
Hudson Technologies, Inc. (a)	31,502	266,192

Communications Equipment—1.3%
EMCORE Corp.	23,289	248,028
Oclaro, Inc. (a)	19,207	179,393

		427,421

Construction & Engineering—2.1%
Argan, Inc.	5,564	333,840
NV5 Global, Inc. (a)	7,538	320,365

		654,205

Construction Materials—1.5%
U.S. Concrete, Inc. (a)	5,903	463,681

Diversified Consumer Services—0.9%
Carriage Services, Inc.	10,801	291,195

Diversified Telecommunication Services—0.7%
ORBCOMM, Inc. (a)	20,539	232,091

Electronic Equipment, Instruments & Components—2.0%
ePlus, Inc. (a)	5,015	371,612
Mesa Laboratories, Inc.	1,779	254,948

		626,560

Food Products—0.9%
John B Sanfilippo & Son, Inc.	4,615	291,253

Health Care Equipment & Supplies—8.4%
Antares Pharma, Inc. (a)	59,371	191,175
AtriCure, Inc. (a)	11,529	279,578
AxoGen, Inc. (a)	19,453	325,838
CryoLife, Inc. (a)	13,405	267,430
Cutera, Inc. (a)	12,431	321,963
GenMark Diagnostics, Inc. (a)	21,186	250,630
LeMaitre Vascular, Inc.	17,102	533,924
Surmodics, Inc. (a)	7,445	209,577
Tactile Systems Technology, Inc. (a)	10,300	294,374

		2,674,489

Health Care Providers & Services—3.7%
Aceto Corp.	11,278	174,245
BioTelemetry, Inc. (a)	18,159	607,419
Cross Country Healthcare, Inc. (a)	18,779	242,437
RadNet, Inc. (a)	19,428	150,567

		1,174,668

Schedule of Investments

AllianzGI Micro Cap Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Health Care Technology—1.8%
HealthStream, Inc. (a)	5,893	$155,104
Vocera Communications, Inc. (a)	16,202	428,057

		583,161

Hotels, Restaurants & Leisure—2.4%
Carrols Restaurant Group, Inc. (a)	24,794	303,727
Chuy’s Holdings, Inc. (a)	5,818	136,141
Eldorado Resorts, Inc. (a)	16,838	336,760

		776,628

Household Durables—1.8%
LGI Homes, Inc. (a)	7,603	305,488
M/I Homes, Inc. (a)	9,112	260,148

		565,636

Household Products—0.3%
Orchids Paper Products Co.	6,478	83,890

Internet & Catalog Retail—2.1%
Duluth Holdings, Inc., Class B (a)	8,236	149,978
Nutrisystem, Inc.	9,788	509,465

		659,443

Internet Software & Services—6.2%
Amber Road, Inc. (a)	28,913	247,784
Carbonite, Inc. (a)	13,031	284,076
Five9, Inc. (a)	23,839	513,015
GTT Communications, Inc. (a)	11,024	348,910
Instructure, Inc. (a)	10,520	310,340
Xactly Corp. (a)	17,770	278,101

		1,982,226

IT Services—1.3%
Hackett Group, Inc.	15,494	240,157
Planet Payment, Inc. (a)	49,588	163,640

		403,797

Leisure Equipment & Products—1.0%
Nautilus, Inc. (a)	16,614	318,158

Life Sciences Tools & Services—3.2%
Albany Molecular Research, Inc. (a)	14,204	308,227
Enzo Biochem, Inc. (a)	26,181	289,038
NeoGenomics, Inc. (a)	45,821	410,556

		1,007,821

Machinery—5.9%
Energy Recovery, Inc. (a)	13,284	110,124
Global Brass & Copper Holdings, Inc.	5,452	166,559
Kadant, Inc.	4,689	352,613
Kornit Digital Ltd. (a)	16,197	313,412
Lydall, Inc. (a)	6,576	339,979
NN, Inc.	10,629	291,766
Titan International, Inc.	25,353	304,489

		1,878,942

Media—0.6%
Entravision Communications Corp., Class A	30,238	199,571

	Shares	Value*

Oil, Gas & Consumable Fuels—2.1%
Bill Barrett Corp. (a)	18,019	$55,318
Evolution Petroleum Corp.	21,517	174,288
Ring Energy, Inc. (a)	20,832	270,816
Sanchez Energy Corp. (a)	24,425	175,371

		675,793

Pharmaceuticals—4.9%
Amphastar Pharmaceuticals, Inc. (a)	9,079	162,151
ANI Pharmaceuticals, Inc. (a)	5,345	250,146
Heska Corp. (a)	846	86,351
Intersect ENT, Inc. (a)	10,221	285,677
Omeros Corp. (a)	12,856	255,898
Paratek Pharmaceuticals, Inc. (a)	4,778	115,150
Revance Therapeutics, Inc. (a)	4,372	115,421
Teligent, Inc. (a)	33,414	305,738

		1,576,532

Professional Services—1.2%
GP Strategies Corp. (a)	7,252	191,453
Kforce, Inc.	9,374	183,730

		375,183

Semiconductors & Semiconductor Equipment—6.2%
AXT, Inc. (a)	37,732	239,598
CEVA, Inc. (a)	7,904	359,237
CyberOptics Corp. (a)	7,202	148,721
FormFactor, Inc. (a)	21,177	262,595
Ichor Holdings Ltd. (a)	12,120	244,339
Impinj, Inc. (a)	6,718	326,831
NeoPhotonics Corp. (a)	20,258	156,392
PDF Solutions, Inc. (a)	14,805	243,542

		1,981,255

Software—3.9%
MobileIron, Inc. (a)	28,625	173,181
Model N, Inc. (a)	18,434	245,172
PROS Holdings, Inc. (a)	7,250	198,578
Silver Spring Networks, Inc. (a)	19,037	214,737
Telenav, Inc. (a)	24,859	201,358
Upland Software, Inc. (a)	9,000	197,910

		1,230,936

Technology Hardware, Storage & Peripherals—0.6%
USA Technologies, Inc. (a)	38,964	202,613

Thrifts & Mortgage Finance—1.9%
First Defiance Financial Corp.	5,683	299,381
Meridian Bancorp, Inc.	18,188	307,377

		606,758

Wireless Telecommunication Services—1.2%
Boingo Wireless, Inc. (a)	25,273	378,084

Total Common Stock (cost—$22,983,853)		30,867,464

Schedule of Investments

AllianzGI Micro Cap Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $881,009; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $898,743 including accrued interest (cost—$881,000)	$881	$881,000

Total Investments (cost—$23,864,853)—99.6%		31,748,464

Other assets less liabilities—0.4%		140,959

Net Assets—100.0%		$31,889,423

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

June 30, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (b)—39.5%

AllianzGI Global Natural Resources (c)	45,251	$638,942
AllianzGI Short Duration High Income (d)	10,348	157,284
PIMCO Commodity RealReturn Strategy (c)	108,562	707,826

Total Mutual Funds (cost—$1,648,150)		1,504,052

COMMON STOCK—17.2%

Australia—2.0%
Dexus REIT	1,115	8,118
Goodman Group REIT	1,464	8,848
GPT Group REIT	1,482	5,451
LendLease Group UNIT	454	5,811
Mirvac Group REIT	3,061	5,005
Scentre Group REIT	4,455	13,851
Stockland REIT	1,965	6,608
Vicinity Centres REIT	5,627	11,103
Westfield Corp. REIT	1,625	10,023

		74,818

Austria—0.1%
BUWOG AG (e)	101	2,902

Canada—0.2%
Brookfield Business Partners L.P. UNIT	14	379
First Capital Realty, Inc.	157	2,392
H&R Real Estate Investment Trust REIT	114	1,936
RioCan Real Estate Investment Trust REIT	131	2,431

		7,138

France—1.0%
Fonciere Des Regions REIT	25	2,319
Gecina S.A. REIT	29	4,552
ICADE REIT	28	2,349
Klepierre REIT	182	7,459
Unibail-Rodamco SE REIT	81	20,410

		37,089

Germany—0.7%
Deutsche Wohnen AG	279	10,691
Vonovia SE	382	15,198

		25,889

Hong Kong—2.8%
Cheung Kong Property Holdings Ltd.	2,263	17,709
Hang Lung Properties Ltd.	1,878	4,693
Henderson Land Development Co., Ltd.	1,170	6,524
Hysan Development Co., Ltd.	541	2,582
Kerry Properties Ltd.	548	1,861
Link REIT	1,900	14,453
New World Development Co., Ltd.	5,440	6,896
Sino Land Co., Ltd.	3,271	5,359
Sun Hung Kai Properties Ltd.	1,464	21,506
Swire Pacific Ltd., Class A	493	4,813
Swire Properties Ltd.	986	3,250
Wharf Holdings Ltd.	1,136	9,400
Wheelock & Co., Ltd.	856	6,456

		105,502

	Shares	Value*

Japan—3.0%
Aeon Mall Co., Ltd.	130	$2,568
Daito Trust Construction Co., Ltd.	61	9,504
Daiwa House Industry Co., Ltd.	500	17,113
Hulic Co., Ltd.	325	3,328
Japan Prime Realty Investment Corp. REIT	1	3,463
Japan Real Estate Investment Corp. REIT	1	4,970
Japan Retail Fund Investment Corp. REIT	2	3,691
Mitsubishi Estate Co., Ltd.	1,048	19,590
Mitsui Fudosan Co., Ltd.	796	19,071
Nippon Building Fund, Inc. REIT	1	5,103
Nippon Prologis REIT, Inc. REIT	1	2,129
Nomura Real Estate Holdings, Inc.	106	2,086
Nomura Real Estate Master Fund, Inc. REIT	3	4,100
NTT Urban Development Corp.	200	1,933
Sumitomo Realty & Development Co., Ltd.	303	9,383
Tokyo Tatemono Co., Ltd.	200	2,629
Tokyu Fudosan Holdings Corp.	431	2,556
United Urban Investment Corp. REIT	2	2,853

		116,070

Singapore—0.7%
Ascendas Real Estate Investment Trust REIT	1,722	3,263
CapitaLand Commercial Trust REIT	1,729	2,084
CapitaLand Ltd.	2,115	5,374
CapitaLand Mall Trust REIT	2,670	3,829
City Developments Ltd.	342	2,664
Global Logistic Properties Ltd.	2,200	4,570
Suntec Real Estate Investment Trust REIT	1,997	2,710
UOL Group Ltd.	395	2,192

		26,686

Switzerland—0.1%
Swiss Prime Site AG (e)	56	5,092

United Kingdom—0.7%
British Land Co. PLC REIT	803	6,339
Hammerson PLC REIT	644	4,818
Intu Properties PLC REIT	777	2,725
Land Securities Group PLC REIT	659	8,701
Segro PLC REIT	620	3,952

		26,535

United States—5.9%
American Tower Corp. REIT	178	23,553
AvalonBay Communities, Inc. REIT	55	10,569
Boston Properties, Inc. REIT	64	7,873
Brixmor Property Group, Inc. REIT	74	1,323
Camden Property Trust REIT	37	3,164
CBRE Group, Inc., Class A (e)	124	4,514
Crown Castle International Corp.	141	14,125
Digital Realty Trust, Inc. REIT	57	6,438
Duke Realty Corp. REIT	145	4,053
Equinix, Inc. REIT	25	10,729
Equity Residential REIT	153	10,072
Essex Property Trust, Inc. REIT	27	6,946
Extra Space Storage, Inc. REIT	46	3,588
Federal Realty Investment Trust REIT	29	3,665
GGP, Inc.	242	5,702
HCP, Inc. REIT	192	6,136
Host Hotels & Resorts, Inc. REIT	320	5,846

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Iron Mountain, Inc.	81	$2,783
Jones Lang LaSalle, Inc.	19	2,375
Kimco Realty Corp. REIT	172	3,156
Liberty Property Trust REIT	64	2,605
Macerich Co. REIT	57	3,309
Prologis, Inc. REIT	221	12,960
Public Storage REIT	61	12,720
Realogy Holdings Corp.	59	1,915
Realty Income Corp. REIT	99	5,463
Regency Centers Corp. REIT	34	2,130
Simon Property Group, Inc. REIT	130	21,029
SL Green Realty Corp. REIT	42	4,444
UDR, Inc. REIT	107	4,170
Ventas, Inc. REIT	137	9,519
VEREIT, Inc. REIT	386	3,142
Vornado Realty Trust REIT	71	6,667

		226,683

Total Common Stock (cost—$575,722)		654,404

EXCHANGE-TRADED FUNDS—13.3%
iShares JPMorgan USD Emerging Markets Bond	693	79,251
iShares U.S. Basic Materials	1,782	159,222
PIMCO Broad U.S. TIPS Index (b)	4,650	268,351

Total Exchange-Traded Funds (cost—$501,428)		506,824

	Principal Amount (000s)	Value*

Repurchase Agreements—27.6%
State Street Bank and Trust Co.,dated 6/30/17, 0.12%, due 7/3/17, proceeds $1,051,011; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $1,072,533 including accrued interest (cost—$1,051,000)	$1,051	$1,051,000

Total Investments (cost—$3,776,300) (a)—97.6%		3,716,280

Other assets less liabilities (f)—2.4%		91,033

Net Assets—100.0%		$3,807,313

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $400,045, representing 10.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class R6 share.
(e)	Non-income producing.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 10-Year U.S. Treasury Note	1	$125	9/20/17	$(1,158)
Dow Jones U.S. Real Estate Index	12	379	9/15/17	(1,467)
E-mini S&P 500 Index	2	242	9/15/17	(1,714)
Euro STOXX 50 Index	4	157	9/15/17	(5,077)
Mini MSCI Emerging Markets Index	5	252	9/15/17	(1,562)
Short: 2-Year U.S. Treasury Note	(2)	(432)	9/29/17	684

				$(10,294)

(g)	At June 30, 2017, the Fund pledged $102,897 in cash as collateral for derivatives.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Mutual Funds	39.5%
Exchange-Traded Funds	13.3%
Equity Real Estate Investment Trusts (REITs)	10.7%
Real Estate Management & Development	6.5%
Construction & Engineering	0.0%
Repurchase Agreements	27.6%
Other assets less liabilities	2.4%

100.0%

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—89.8%

Brazil—6.0%
Banco Santander Brasil S.A. UNIT	35,200	$265,628
BM&FBovespa S.A.—Bolsa de Valores Mercadorias e Futuros	47,172	281,218
CVC Brasil Operadora e Agencia de Viagens S.A.	26,600	260,066
Instituto Hermes Pardini S.A.	36,600	265,145
M Dias Branco S.A.	17,750	264,142
Qualicorp S.A.	30,550	264,658
Sao Martinho S.A.	50,503	262,203
Smiles S.A.	15,100	275,208
Wiz Solucoes e Corretagem de Seguros S.A.	48,800	271,038

		2,409,306

Chile—1.4%
Enel Americas S.A.	1,458,926	276,895
Enel Chile S.A.	2,431,495	267,096

		543,991

China—24.4%
Agricultural Bank of China Ltd., Class H	592,000	279,790
Anxin Trust Co., Ltd., Class A	145,460	291,581
Bank of China Ltd., Class H	523,000	256,462
Bank of Communications Co., Ltd., Class H	365,000	257,497
BYD Electronic International Co., Ltd.	122,000	241,834
China Communications Services Corp., Ltd., Class H	458,000	263,821
China Construction Bank Corp., Class H	334,000	259,734
China Lesso Group Holdings Ltd.	352,000	270,538
China Merchants Bank Co., Ltd., Class H	91,600	276,026
China State Construction Engineering Corp., Ltd., Class A	191,800	274,207
China Water Affairs Group Ltd.	436,000	262,467
Chongqing Rural Commercial Bank Co., Ltd., Class H	399,000	269,095
Consun Pharmaceutical Group Ltd.	382,000	296,567
CSC Financial Co., Ltd., Class H (a)(d)	294,000	260,954
Guangdong Provincial Expressway Development Co., Ltd., Class B	355,620	269,193
Hua Hong Semiconductor Ltd. (a)	195,000	264,489
Huaxia Bank Co., Ltd., Class A	192,720	261,821
Huayu Automotive Systems Co., Ltd., Class A (d)	81,827	292,632
Industrial & Commercial Bank of China Ltd., Class H	394,000	265,904
Kingboard Chemical Holdings Ltd.	70,000	278,652
Kingboard Laminates Holdings Ltd.	245,000	295,439
Lee & Man Paper Manufacturing Ltd.	323,000	299,679
Minth Group Ltd.	65,000	275,360
Nexteer Automotive Group Ltd.	169,000	264,748
Nine Dragons Paper Holdings Ltd.	226,000	300,962

	Shares	Value*

PICC Property & Casualty Co., Ltd., Class H	157,000	$262,207
Qingdao Port International Co., Ltd., Class H (a)	476,000	274,086
SAIC Motor Corp., Ltd., Class A	61,644	281,982
Shandong Hi-Speed Co., Ltd., Class A	288,200	263,990
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	97,300	289,785
Shenzhen Expressway Co., Ltd., Class H	294,000	267,580
Sihuan Pharmaceutical Holdings Group Ltd.	620,000	259,546
Sinopec Shanghai Petrochemical Co., Ltd., Class H	504,000	269,707
Sinopharm Group Co., Ltd., Class H	52,000	234,931
Texhong Textile Group Ltd.	220,500	274,733
Zhejiang Expressway Co., Ltd., Class H	222,000	289,987

		9,797,986

Czech Republic—0.8%
Philip Morris CR AS (d)	460	303,547

Hong Kong—1.8%
Man Wah Holdings Ltd.	184,000	165,171
WH Group Ltd. (a)	286,000	288,794
Xinyi Glass Holdings Ltd. (d)	286,000	283,090

		737,055

India—8.8%
Hindustan Petroleum Corp., Ltd.	33,537	264,357
Indiabulls Housing Finance Ltd.	16,487	275,779
Indian Oil Corp., Ltd.	44,230	262,582
IRB Infrastructure Developers Ltd.	81,173	262,816
Larsen & Toubro Infotech Ltd. (a)	22,792	278,211
Manappuram Finance Ltd.	196,550	296,581
Mphasis Ltd.	27,059	250,378
NTPC Ltd.	112,741	277,251
Power Grid Corp. of India Ltd.	86,205	280,500
Redington India Ltd.	131,930	265,671
Reliance Capital Ltd. (d)	29,078	289,618
Rural Electrification Corp., Ltd.	101,109	268,709
Vardhman Textiles Ltd. (d)	15,049	265,416

		3,537,869

Indonesia—2.1%
Bank Negara Indonesia Persero Tbk PT	527,900	259,567
Bank Rakyat Indonesia Persero Tbk PT	257,900	294,273
Bank Tabungan Negara Persero Tbk PT	1,427,000	278,731

		832,571

Korea (Republic of)—12.5%
Dongbu Insurance Co., Ltd.	4,550	270,397
DoubleUGames Co., Ltd.	4,940	266,612
Hyosung Corp.	1,872	274,134
Hyundai Development Co.	6,490	266,556
Hyundai Marine & Fire Insurance Co., Ltd.	8,325	286,339

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

KC Tech Co., Ltd.	13,650	$279,606
Korea Asset In Trust Co., Ltd.	34,560	278,498
KT&G Corp.	2,772	283,552
Kwangju Bank Co., Ltd.	24,700	282,814
LG Uplus Corp.	19,500	265,936
Lotte Chemical Corp.	895	269,374
Meritz Fire & Marine Insurance Co., Ltd.	16,930	296,680
Poongsan Corp.	7,440	279,578
Samsung Electronics Co., Ltd.	136	283,263
SFA Engineering Corp.	7,040	276,918
Shinhan Financial Group Co., Ltd.	6,310	272,246
SK Hynix, Inc.	4,890	287,922
SL Corp.	14,890	281,224

		5,001,649

Malaysia—3.5%
Aeon Credit Service M Bhd.	65,100	290,231
Lingkaran Trans Kota Holdings Bhd.	192,300	263,857
Padini Holdings Bhd.	346,500	284,132
Tenaga Nasional Bhd.	78,900	259,941
Unisem M Bhd.	346,500	288,835

		1,386,996

Mexico—4.1%
Concentradora Hipotecaria SAPI de C.V. REIT	180,100	225,166
Grupo Financiero Banorte S.A.B. de C.V., Class O	46,400	294,398
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (d)	240,800	283,407
OHL Mexico S.A.B de C.V.	196,400	283,312
PLA Administradora Industrial S de RL de C.V. REIT (d)	154,800	284,971
Prologis Property Mexico S.A. de C.V. REIT	145,900	275,983

		1,647,237

Philippines—0.6%
Manila Water Co., Inc.	423,200	260,408

Poland—0.7%
Polskie Gornictwo Naftowe i Gazownictwo S.A.	165,221	281,879

Russian Federation—1.3%
Gazprom Neft PJSC ADR	16,623	255,146
TCS Group Holding PLC GDR	23,182	266,593

		521,739

South Africa—3.8%
Ascendis Health Ltd.	162,792	269,277
Blue Label Telecoms Ltd.	219,102	250,618
Investec Property Fund Ltd. REIT	221,924	259,880
Mondi Ltd.	10,290	266,496
S.A. Corporate Real Estate Ltd. REIT	649,712	273,145
Telkom S.A. SOC Ltd.	46,304	217,849

		1,537,265

	Shares	Value*

Taiwan—13.6%
Coretronic Corp.	196,200	$268,487
Elite Material Co., Ltd.	63,000	305,310
Getac Technology Corp.	193,000	256,805
Greatek Electronics, Inc.	177,000	287,344
Hon Hai Precision Industry Co., Ltd. GDR	37,001	284,908
ITEQ Corp.	186,000	270,254
King Yuan Electronics Co., Ltd.	251,000	256,835
King’s Town Bank Co., Ltd.	277,000	285,840
Kung Long Batteries Industrial Co., Ltd.	48,000	255,617
Lite-On Technology Corp.	160,767	263,887
Pegatron Corp.	82,000	256,513
Phison Electronics Corp.	23,000	284,138
Powertech Technology, Inc.	87,000	268,373
Primax Electronics Ltd.	132,000	270,502
Sinbon Electronics Co., Ltd.	112,000	264,374
Taiwan Semiconductor Manufacturing Co., Ltd.	38,000	259,624
Taiwan Union Technology Corp.	158,000	289,632
Topco Scientific Co., Ltd.	86,000	264,944
Tripod Technology Corp.	93,000	296,229
Yageo Corp. (d)	77,814	271,072

		5,460,688

Thailand—2.1%
Kiatnakin Bank PCL NVDR	136,700	287,474
LH Financial Group PCL	5,292,700	280,219
PTT PCL NVDR	24,300	264,448

		832,141

Turkey—2.2%
Aygaz AS	63,187	280,232
Selcuk Ecza Deposu Ticaret ve Sanayi AS	249,262	290,461
Soda Sanayii AS	156,145	291,071

		861,764

Vietnam—0.1%
FPT Corp.	17,388	35,838

Total Common Stock (cost—$33,183,992)		35,989,929

PREFERRED STOCK—4.2%

Brazil—0.7%
Alpargatas S.A.	71,100	294,238

Korea (Republic of)—2.1%
LG Household & Health Care Ltd.	478	259,858
Samsung Electronics Co., Ltd.	173	282,076
SK Innovation Co., Ltd.	2,922	287,329

		829,263

Russian Federation—1.4%
AK Transneft OAO (c)	98	263,529
Tatneft OAO (c)	59,279	273,276

		536,805

Total Preferred Stock (cost—$1,486,972)		1,660,306

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

EQUITY-LINKED SECURITIES—1.5%

China—1.5%
Merrill Lynch International & Co.,
Gree Electric Appliances, Inc., Class A, expires 8/31/18	25,693	$155,956
7/21/20	24,051	145,990
Midea Group Co., Ltd. Class A, expires 9/14/21	45,655	289,909

Total Equity-Linked Securities (cost—$407,725)		591,855

EXCHANGE-TRADED FUNDS—0.5%

iShares MSCI Emerging Markets Index (cost—$206,296)	5,100	211,089

	Principal Amount (000s)

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $1,338,013; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,367,740 including accrued interest (cost—$1,338,000)	$1,338	1,338,000

Total Investments (cost—$36,622,985) (b)—99.3%		39,791,179

Other assets less liabilities (e)—0.7%		289,129

Net Assets—100.0%		$40,080,308

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,366,534, representing 3.4% of net assets.
(b)	Securities with an aggregate value of $27,039,712, representing 67.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $536,805, representing 1.3% of net assets.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2017:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2017	Unrealized Depreciation
Purchased:
24,999 Hong Kong Dollar settling 7/3/17	Northern Trust Company	$3,203	$3,202	$(1)
137,575,272 Indonesian Rupiah settling 7/3/17	State Street Bank	10,343	10,323	(20)
127,391 Mexican Peso settling 7/3/17	Northern Trust Company	7,131	7,019	(112)
363,518 South African Rand settling 7/3/17	Northern Trust Company	27,985	27,787	(198)

				$(331)

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	13.0%
Electronic Equipment, Instruments & Components	8.5%
Semiconductors & Semiconductor Equipment	6.8%
Transportation Infrastructure	4.8%
Oil, Gas & Consumable Fuels	4.7%
Equity Real Estate Investment Trusts (REITs)	4.7%
Technology Hardware, Storage & Peripherals	4.0%
Auto Components	3.5%
Insurance	3.5%
Health Care Providers & Services	3.3%
Chemicals	2.7%
Electric Utilities	2.7%
Paper & Forest Products	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Capital Markets	2.1%
Pharmaceuticals	2.1%
Food Products	2.0%
Construction & Engineering	2.0%
Household Durables	1.9%
Diversified Telecommunication Services	1.9%
Tobacco	1.5%
Consumer Finance	1.5%
Diversified Financial Services	1.4%
IT Services	1.3%
Water Utilities	1.3%
Specialty Retail	0.7%
Automobiles	0.7%
Gas Utilities	0.7%
Metals & Mining	0.7%
Independent Power Producers & Energy Traders	0.7%
Thrifts & Mortgage Finance	0.7%
Media	0.7%
Building Products	0.7%
Software	0.7%
Pipelines	0.7%
Hotels, Restaurants & Leisure	0.6%
Personal Products	0.6%
Electrical Equipment	0.6%
Commercial Services & Supplies	0.6%
Communications Equipment	0.6%
Exchange-Traded Funds	0.5%
Repurchase Agreements	3.3%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.7%

Australia—2.1%
Australia & New Zealand Banking Group Ltd.	15,923	$351,447

Canada—2.0%
Toronto-Dominion Bank	6,900	347,622

Chile—1.9%
Itau CorpBanca ADR	24,100	320,771

China—3.8%
China Construction Bank Corp., Class H	405,000	314,946
China Mobile Ltd.	30,600	324,415

		639,361

France—2.0%
Capgemini SE	3,206	331,188

Germany—3.8%
Bayer AG	2,512	325,581
Siemens AG	2,358	324,352

		649,933

Japan—4.2%
ITOCHU Corp.	23,600	351,379
Mizuho Financial Group, Inc.	193,200	354,227

		705,606

Korea (Republic of)—2.1%
SK Telecom Co., Ltd.	1,513	351,753

Norway—2.0%
Marine Harvest ASA (b)	19,470	333,116

Russian Federation—2.0%
Lukoil PJSC ADR	7,000	341,530

Spain—1.9%
Enagas S.A.	11,460	321,617

Switzerland—2.0%
Swiss Re AG	3,747	343,385

Taiwan—1.9%
Hon Hai Precision Industry Co., Ltd. GDR	42,515	327,365

United Kingdom—9.4%
BAE Systems PLC	39,634	327,190
Direct Line Insurance Group PLC	73,806	341,760
Greene King PLC	29,965	262,982
Imperial Brands PLC	7,311	328,535
Royal Dutch Shell PLC, Class A ADR	6,300	335,097

		1,595,564

United States—57.6%
A Schulman, Inc.	10,500	336,000
AbbVie, Inc.	4,700	340,797
Apple, Inc.	2,300	331,246
AT&T, Inc.	9,000	339,570

	Shares	Value*

Carnival Corp.	5,200	$340,964
CBS Corp., Class B	5,300	338,034
Cisco Systems, Inc.	20,700	647,910
Dr. Pepper Snapple Group, Inc.	3,600	327,996
Exxon Mobil Corp.	4,300	347,139
General Motors Co.	9,900	345,807
Honeywell International, Inc.	2,600	346,554
HP, Inc.	18,400	321,632
Intel Corp.	9,400	317,156
International Business Machines Corp.	4,000	615,320
Johnson & Johnson	2,500	330,725
JPMorgan Chase & Co.	4,000	365,600
Kansas City Southern	3,300	345,345
Pfizer, Inc.	10,100	339,259
PNC Financial Services Group, Inc.	2,900	362,123
PPL Corp.	8,600	332,476
Quest Diagnostics, Inc.	3,200	355,712
Schlumberger Ltd.	4,900	322,616
Travelers Cos., Inc.	2,800	354,284
U.S. Bancorp	6,700	347,864
United Technologies Corp.	2,800	341,908
Verizon Communications, Inc.	7,500	334,950
Wells Fargo & Co.	6,400	354,624

		9,783,611

Total Common Stock (cost—$15,423,047)		16,743,869

	Principal Amount (000s)

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $258,003; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $263,168 including accrued interest (cost—$258,000)	$258	258,000

Total Investments (cost—$15,681,047) (a)—100.2%		17,001,869

Liabilities in excess of other assets—(0.2)%		(28,696)

Net Assets—100.0%		$16,973,173

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $4,936,120, representing 29.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:
Banks	18.4%
Oil, Gas & Consumable Fuels	7.9%
Insurance	6.1%
Pharmaceuticals	5.9%
IT Services	5.6%
Wireless Telecommunication Services	4.0%
Diversified Telecommunication Services	4.0%
Industrial Conglomerates	4.0%
Aerospace & Defense	3.9%
Technology Hardware, Storage & Peripherals	3.8%
Communications Equipment	3.8%
Hotels, Restaurants & Leisure	3.6%
Health Care Providers & Services	2.1%
Trading Companies & Distributors	2.1%
Automobiles	2.0%
Road & Rail	2.0%
Biotechnology	2.0%
Media	2.0%
Chemicals	2.0%
Food Products	2.0%
Electric Utilities	2.0%
Tobacco	1.9%
Beverages	1.9%
Electronic Equipment, Instruments & Components	1.9%
Energy Equipment & Services	1.9%
Semiconductors & Semiconductor Equipment	1.9%
Repurchase Agreements	1.5%
Liabilities in excess of other assets	(0.2)%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—96.4%

Australia—3.6%
Abacus Property Group REIT	16,196	$40,329
Beach Energy Ltd.	61,100	26,969
CSR Ltd.	10,380	33,735
GrainCorp Ltd., Class A	5,216	37,971
Sandfire Resources NL	9,100	39,498

		178,502

Austria—0.9%
Mayr Melnhof Karton AG	324	42,371

Belgium—2.5%
Befimmo S.A. REIT	697	41,444
D’ieteren S.A.	760	35,513
Ontex Group NV	1,285	45,651

		122,608

Canada—8.1%
BRP, Inc.	1,270	37,205
Canfor Pulp Products, Inc.	5,475	53,027
Cogeco, Inc.	890	46,326
Enbridge Income Fund Holdings, Inc.	1,866	46,319
Laurentian Bank of Canada	875	36,551
Linamar Corp.	889	43,819
Magellan Aerospace Corp.	2,565	40,034
Martinrea International, Inc.	5,505	44,955
Transcontinental, Inc., Class A	2,658	52,676

		400,912

China—3.2%
China Water Affairs Group Ltd.	56,000	33,711
Fufeng Group Ltd.	66,000	35,721
Lee & Man Paper Manufacturing Ltd.	49,000	45,462
Sinopec Kantons Holdings Ltd.	80,000	44,139

		159,033

Denmark—2.5%
Dfds A/S	847	45,154
Scandinavian Tobacco Group A/S, Class A (a)	2,319	37,758
Sydbank A/S	1,000	37,693

		120,605

Finland—5.3%
Ahlstrom-Munksjo Oyj (c)	2,248	45,702
Cramo Oyj	1,400	41,894
DNA Oyj	2,870	45,564
Lassila & Tikanoja Oyj	2,315	48,678
Sanoma Oyj	4,100	38,305
Valmet Oyj	2,200	42,749

		262,892

France—1.8%
Euronext NV (a)	1,043	54,168
Rubis SCA	300	34,027

		88,195

Germany—1.0%
Duerr AG	400	47,605

	Shares	Value*

Greece—1.0%
Motor Oil Hellas Corinth Refineries S.A.	2,365	$51,480

Hong Kong—4.9%
First Pacific Co., Ltd.	68,100	50,221
Giordano International Ltd.	84,000	47,978
Johnson Electric Holdings Ltd.	13,000	45,185
Man Wah Holdings Ltd.	49,600	44,524
Xinyi Glass Holdings Ltd. (c)	54,000	53,451

		241,359

Indonesia—0.5%
Adaro Energy Tbk PT	221,600	26,217

Italy—1.0%
A2A SpA	29,721	49,419

Japan—13.8%
Dowa Holdings Co., Ltd.	5,000	37,925
Fujitec Co., Ltd.	4,100	53,770
Fukushima Industries Corp.	1,400	53,904
Haseko Corp.	2,700	32,879
Heiwado Co., Ltd.	1,700	36,420
Medipal Holdings Corp.	2,800	51,918
Mitsubishi Shokuhin Co., Ltd.	1,500	43,118
Morita Holdings Corp.	2,440	38,333
Nippo Corp.	2,000	40,251
Nitta Corp.	1,275	39,775
Paramount Bed Holdings Co., Ltd.	1,100	48,113
Raito Kogyo Co., Ltd.	3,400	36,011
Sakata INX Corp.	3,000	47,948
T-Gaia Corp.	2,500	47,496
Ulvac, Inc.	700	33,777
Unipres Corp.	1,700	37,961

		679,599

Korea (Republic of)—2.5%
Huchems Fine Chemical Corp.	1,763	41,246
Hyundai Development Co.	975	40,045
SFA Engineering Corp.	1,000	39,335

		120,626

Mexico—1.0%
Ternium S.A. ADR	1,800	50,562

Netherlands—2.7%
Aalberts Industries NV	1,294	51,491
Philips Lighting NV (a)	1,100	40,631
Refresco Group NV (a)	1,984	40,471

		132,593

Norway—4.8%
Atea ASA	3,200	42,946
B2Holding ASA	21,100	41,182
Borregaard ASA	3,750	46,283
Europris ASA (a)	9,200	39,658
Grieg Seafood ASA	4,564	31,787
Veidekke ASA	2,600	33,945

		235,801

Philippines—0.7%
DMCI Holdings, Inc.	124,500	34,789

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Singapore—2.2%
Lippo Malls Indonesia Retail Trust REIT	161,000	$52,039
Mapletree Industrial Trust REIT	40,500	54,711

		106,750

South Africa—0.8%
Reunert Ltd.	6,600	36,988

Spain—4.7%
Cia de Distribucion Integral Logista Holdings S.A.	1,857	48,872
CIE Automotive S.A.	2,168	49,843
Ebro Foods S.A.	1,700	38,833
Grupo Catalana Occidente S.A.	1,207	50,880
Lar Espana Real Estate Socimi S.A. REIT	4,562	42,012

		230,440

Sweden—3.7%
Dios Fastigheter AB	6,637	36,712
Intrum Justitia AB	1,352	45,914
Loomis AB, Class B	1,424	51,046
Rezidor Hotel Group AB	12,900	47,774

		181,446

Switzerland—2.0%
Cembra Money Bank AG	511	48,429
Georg Fischer AG	54	52,379

		100,808

Taiwan—0.6%
Cleanaway Co., Ltd.	5,000	29,833

United Kingdom—19.6%
Bellway PLC	1,100	42,685
BGEO Group PLC	941	42,809
Brewin Dolphin Holdings PLC	8,700	38,821
Card Factory PLC	9,100	35,225
Computacenter PLC	4,325	45,684
Consort Medical PLC	3,310	45,051
Equiniti Group PLC (a)	14,300	46,516
Firstgroup PLC (c)	20,500	33,606

	Shares	Value*

Go-Ahead Group PLC	1,205	$27,607
Hays PLC	18,200	39,350
Hill & Smith Holdings PLC	2,108	37,889
IWG PLC	8,800	37,100
Just Group PLC	22,400	37,209
KCOM Group PLC	34,177	39,617
Marston’s PLC	22,212	35,295
OneSavings Bank PLC	8,800	42,981
Paragon Group of Cos. PLC	6,400	35,600
PayPoint PLC	3,234	37,256
Polypipe Group PLC	9,161	45,615
Ricardo PLC	3,300	33,396
RPC Group PLC	3,850	37,732
Synthomer PLC	8,154	51,837
Tyman PLC	9,100	42,016
Virgin Money Holdings UK PLC	15,600	54,167

		965,064

United States—1.0%
Travelport Worldwide Ltd.	3,500	48,160

Total Investments (cost—$4,259,727) (b)—96.4%		4,744,657

Other assets less liabilities (d)—3.6%		176,904

Net Assets—100.0%		$4,921,561

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $259,202, representing 5.3% of net assets.
(b)	Securities with an aggregate value of $2,966,461, representing 60.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2017:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2017	Unrealized Appreciation
Sold:
89,206,685 Indonesian Rupiah settling 7/5/17	State Street Bank	$6,704	$6,693	$11

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

June 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	7.7%
Commercial Services & Supplies	6.1%
Equity Real Estate Investment Trusts (REITs)	4.7%
Auto Components	4.7%
Chemicals	4.5%
Oil, Gas & Consumable Fuels	4.0%
IT Services	3.7%
Banks	3.5%
Metals & Mining	3.4%
Construction & Engineering	3.1%
Paper & Forest Products	2.9%
Specialty Retail	2.7%
Household Durables	2.4%
Food Products	2.2%
Health Care Equipment & Supplies	1.9%
Capital Markets	1.9%
Consumer Finance	1.8%
Insurance	1.8%
Building Products	1.8%
Electrical Equipment	1.7%
Diversified Telecommunication Services	1.7%
Media	1.7%
Hotels, Restaurants & Leisure	1.7%
Containers & Packaging	1.6%
Food & Staples Retailing	1.6%
Thrifts & Mortgage Finance	1.6%
Professional Services	1.5%
Industrial Conglomerates	1.5%
Road & Rail	1.2%
Health Care Providers & Services	1.1%
Diversified Financial Services	1.0%
Multi-Utilities	1.0%
Air Freight & Logistics	1.0%
Personal Products	0.9%
Marine	0.9%
Trading Companies & Distributors	0.9%
Beverages	0.8%
Aerospace & Defense	0.8%
Multi-line Retail	0.8%
Electronic Equipment, Instruments & Components	0.8%
Tobacco	0.8%
Leisure Equipment & Products	0.8%
Real Estate Management & Development	0.7%
Distributors	0.7%
Gas Utilities	0.7%
Semiconductors & Semiconductor Equipment	0.7%
Construction Materials	0.7%
Water Utilities	0.7%
Other assets less liabilities	3.6%

100.0%

Schedule of Investments

AllianzGI NFJ International Value II Fund

June 30, 2017 (unaudited)

	Principal Amount (000s)	Value

Repurchase Agreements—95.9%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $1,410,014; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,443,167 including accrued interest (cost—$1,410,000)	$1,410	$1,410,000

Other assets less liabilities—4.1%		60,221

Net Assets—100.0%		$1,470,221

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2017 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—87.5%

Auto Components—3.1%
American Axle & Manufacturing, Inc.,
5.125%, 2/15/19	$4,916	$4,970,569
6.25%, 3/15/21	39,855	41,050,650
Dana, Inc.,
5.375%, 9/15/21	4,597	4,732,037

		50,753,256

Auto Manufacturers—3.1%
Ford Motor Credit Co. LLC,
2.597%, 11/4/19	17,096	17,220,117
2.681%, 1/9/20	13,000	13,094,380
General Motors Co.,
3.50%, 10/2/18	7,750	7,888,663
General Motors Financial Co., Inc.,
2.085%, 4/13/20 (f)	9,000	9,049,644
3.25%, 5/15/18	1,060	1,072,667
4.75%, 8/15/17	1,980	1,986,807
6.75%, 6/1/18	325	339,097

		50,651,375

Biotechnology—0.4%
Amgen, Inc.,
4.10%, 6/15/21	6,260	6,644,871

Coal—2.3%
Cloud Peak Energy Resources LLC,
12.00%, 11/1/21	37,211	38,513,385

Commercial Services—4.3%
APX Group, Inc.,
6.375%, 12/1/19	27,661	28,456,254
7.875%, 12/1/22	39,145	42,570,187

		71,026,441

Containers & Packaging—1.7%
Ball Corp.,
4.375%, 12/15/20	6,500	6,849,375
Berry Plastics Corp.,
6.00%, 10/15/22	17,405	18,623,350
Owens-Brockway Glass Container, Inc. (a)(c),
5.00%, 1/15/22	2,550	2,706,187

		28,178,912

Distribution/Wholesale—2.0%
HD Supply, Inc. (a)(c),
5.25%, 12/15/21	31,000	32,646,875

Diversified Financial Services—5.3%
Aircastle Ltd.,
4.625%, 12/15/18	9,540	9,871,038

	Principal Amount (000s)	Value*

Ally Financial, Inc.,
3.25%, 11/5/18	$2,075	$2,105,503
3.75%, 11/18/19	3,000	3,075,000
4.125%, 3/30/20	4,000	4,120,000
8.00%, 12/31/18	29,158	31,527,087
Fly Leasing Ltd.,
6.375%, 10/15/21	10,525	11,090,719
6.75%, 12/15/20	13,469	14,159,286
International Lease Finance Corp.,
5.875%, 4/1/19	3,000	3,187,653
6.25%, 5/15/19	6,295	6,755,152
7.125%, 9/1/18 (a)(c)	2,000	2,117,334

		88,008,772

Electric Utilities—3.0%
AES Corp. (f),
4.202%, 6/1/19	7,434	7,452,585
Calpine Corp.,
5.375%, 1/15/23	18,200	17,813,250
6.00%, 1/15/22 (a)(c)	15,372	15,948,450
Dynegy, Inc.,
6.75%, 11/1/19	8,700	9,015,375

		50,229,660

Engineering & Construction—0.9%
SBA Communications Corp.,
4.875%, 7/15/22	14,667	15,143,678

Environmental Services—1.8%
Clean Harbors, Inc.,
5.125%, 6/1/21	21,263	21,767,996
5.25%, 8/1/20	8,688	8,829,180

		30,597,176

Healthcare-Products—1.7%
Fresenius U.S. Finance II, Inc. (a)(c),
4.25%, 2/1/21	7,795	8,184,750
Hologic, Inc. (a)(c),
5.25%, 7/15/22	19,156	20,185,635

		28,370,385

Healthcare-Services—3.3%
DaVita, Inc.,
5.75%, 8/15/22	47,929	49,306,958
Fresenius Medical Care U.S. Finance, Inc. (a)(c),
5.75%, 2/15/21	4,425	4,861,969

		54,168,927

Holding Companies-Diversified—2.6%
Nielsen Co. Luxembourg Sarl (a)(c),
5.50%, 10/1/21	41,848	43,417,300

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Home Builders—6.0%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	$27,088	$28,036,080
Lennar Corp.,
4.125%, 1/15/22	3,000	3,112,500
4.50%, 6/15/19	7,900	8,196,250
4.50%, 11/15/19	2,569	2,674,971
MDC Holdings, Inc.,
5.625%, 2/1/20	1,500	1,608,750
Taylor Morrison Communities, Inc. (a)(c),
5.25%, 4/15/21	17,806	18,273,408
TRI Pointe Group, Inc.,
4.375%, 6/15/19	15,010	15,448,292
4.875%, 7/1/21	20,849	21,995,695

		99,345,946

Iron/Steel—0.1%
Commercial Metals Co.,
6.50%, 7/15/17	1,000	1,000,000

Lodging—0.6%
MGM Resorts International,
5.25%, 3/31/20	8,766	9,302,918

Machinery-Diversified—0.5%
CNH Industrial Capital LLC,
3.375%, 7/15/19	5,000	5,093,750
4.375%, 4/5/22	3,050	3,199,450

		8,293,200

Media—3.3%
CSC Holdings LLC,
7.625%, 7/15/18	6,410	6,778,575
7.875%, 2/15/18	1,743	1,801,826
Sinclair Television Group, Inc.,
5.375%, 4/1/21	16,445	16,921,905
Univision Communications, Inc. (a)(c),
5.125%, 5/15/23	4,000	4,048,720
6.75%, 9/15/22	23,733	24,741,653

		54,292,679

Miscellaneous Manufacturing—3.7%
General Electric Co.,
4.625%, 1/7/21	4,343	4,715,364
4.65%, 10/17/21	10,000	11,020,990
LSB Industries, Inc. (e),
8.50%, 8/1/19	45,946	46,233,163

		61,969,517

	Principal Amount (000s)	Value*

Oil, Gas & Consumable Fuels—0.5%
Sunoco L.P.,
6.25%, 4/15/21	$8,785	$9,202,288

Pharmaceuticals—3.3%
Valeant Pharmaceuticals International, Inc. (a)(c),
7.00%, 10/1/20	55,251	54,629,426

Pipelines—4.3%
Kinder Morgan, Inc.,
3.05%, 12/1/19	7,000	7,125,930
5.00%, 2/15/21 (a)(c)	5,000	5,364,670
Sabine Pass Liquefaction LLC (e),
5.625%, 2/1/21	39,622	43,164,920
Tesoro Logistics L.P.,
5.50%, 10/15/19	4,000	4,240,000
5.875%, 10/1/20	5,761	5,897,824
6.125%, 10/15/21	2,525	2,632,312
6.25%, 10/15/22	2,000	2,135,000

		70,560,656

Real Estate—7.6%
DuPont Fabros Technology L.P.,
5.875%, 9/15/21	31,880	33,214,975
Equinix, Inc.,
5.375%, 1/1/22	12,550	13,271,625
FelCor Lodging L.P.,
5.625%, 3/1/23	5,635	5,874,488
Iron Mountain, Inc. (a)(c),
4.375%, 6/1/21	11,250	11,700,000
6.00%, 10/1/20	32,263	33,513,191
Realogy Group LLC (a)(c),
5.25%, 12/1/21	26,330	27,725,490

		125,299,769

Retail—10.2%
1011778 BC ULC (a)(c),
4.625%, 1/15/22	10,393	10,678,808
Dollar Tree, Inc.,
5.25%, 3/1/20	11,875	12,208,984
GameStop Corp. (a)(c),
5.50%, 10/1/19	8,690	8,972,425
6.75%, 3/15/21	46,575	48,624,300
Michaels Stores, Inc. (a)(c),
5.875%, 12/15/20	18,580	19,044,500
Penske Automotive Group, Inc.,
5.75%, 10/1/22	16,540	17,118,900
Sally Holdings LLC,
5.75%, 6/1/22	51,470	52,949,762

		169,597,679

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Software—3.2%
ACI Worldwide, Inc. (a)(c),
6.375%, 8/15/20	$12,700	$12,985,750
First Data Corp. (a)(c),
7.00%, 12/1/23	19,039	20,371,730
j2 Cloud Services LLC,
8.00%, 8/1/20	19,090	19,572,882

		52,930,362

Telecommunications—8.7%
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	17,255	19,670,700
Sprint Communications, Inc. (a)(c),
7.00%, 3/1/20	6,000	6,600,000
9.00%, 11/15/18	10,000	10,865,600
T-Mobile USA, Inc.,
6.125%, 1/15/22	17,355	18,282,416
6.625%, 4/1/23	32,425	34,393,198
Verizon Communications, Inc.,
4.50%, 9/15/20	25,185	26,921,556
ViaSat, Inc.,
6.875%, 6/15/20	26,411	26,947,273

		143,680,743

Total Corporate Bonds & Notes (cost—$1,438,425,378)		1,448,456,196

SENIOR LOANS (a)(b)—9.9%

Commercial Services & Supplies—3.3%
Asurion LLC,
4.476%, 8/4/22, Term B4	7,157	7,201,794
8.726%, 3/3/21, 2nd Lien	47,000	47,274,151

		54,475,945

Independent Power Producers & Energy Traders—1.1%
Calpine Corp., Term Loan B5,
4.05%, 1/15/24	18,687	18,687,384

Insurance—1.0%
Lonestar Intermediate Super Holdings, LLC, PIK Term Loan B (d),
10.226%, 8/31/21	15,935	16,422,870

IT Services—0.2%
First Data Corp., 2022 USD Term Loan,
3.466%, 7/8/22	3,006	3,005,511

Media—0.3%
Univision Communications, Inc., Term Loan C5,
3.976%, 3/15/24	4,979	4,896,201

	Principal Amount (000s)	Value*

Specialty Retail—4.0%
Michaels Stores, Inc., 2016 Term Loan B1,
3.976%, 1/30/23	$26,000	$25,974,468
PetSmart, Inc., Term Loan B2,
4.22%, 3/11/22	43,623	40,620,160

		66,594,628

Total Senior Loans (cost—$166,508,673)		164,082,539

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $27,121,271; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $27,667,376 including accrued interest (cost—$27,121,000)	27,121	27,121,000

Total Investments (cost—$1,632,055,051)—99.0%		1,639,659,735

Other assets less liabilities—1.0%		16,984,575

Net Assets—100.0%		$1,656,644,310

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $640,326,790, representing 38.7% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2017.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $476,244,251, representing 28.7% of net assets.

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2017 (unaudited) (continued)

(d)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2017.
(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(f)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2017.

Glossary:

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2017 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—82.8%

iShares Core S&P 500 (a) (cost—$390,109,855)	1,600,000	$389,456,000

	Principal Amount (000s)

Repurchase Agreements—12.4%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $58,225,582; collateralized by U.S. Treasury Notes, 2.125%, due 5/15/25, valued at $59,394,175 including accrued interest (cost—$58,225,000)	$58,225	58,225,000

	Contracts

OPTIONS PURCHASED (b)(c)—0.1%

Call Options—0.0%
S&P 500 Index,
strike price $2,700.00, expires 7/7/17	98	474
strike price $2,800.00, expires 7/7/17	92	574
strike price $2,700.00, expires 7/14/17	112	738
strike price $2,750.00, expires 7/14/17	114	712
strike price $2,800.00, expires 7/14/17	103	643
strike price $2,700.00, expires 7/21/17	180	1,659

		4,800

Put Options—0.1%
S&P 500 Index,
strike price $1,600.00, expires 7/5/17	40	300
strike price $1,600.00, expires 7/7/17	160	1,600
strike price $1,650.00, expires 7/7/17	313	2,347
strike price $1,700.00, expires 7/7/17	65	488
strike price $1,750.00, expires 7/7/17	427	3,202
strike price $2,375.00, expires 7/7/17	60	10,200
strike price $1,600.00, expires 7/14/17	549	4,117
strike price $1,650.00, expires 7/14/17	305	3,050
strike price $1,700.00, expires 7/14/17	225	1,688

	Contracts	Value*

strike price $2,375.00, expires 7/14/17	60	$33,300
strike price $1,650.00, expires 7/21/17	253	1,898
strike price $1,700.00, expires 7/21/17	225	1,688
strike price $1,800.00, expires 7/21/17	320	4,000
strike price $1,825.00, expires 7/21/17	180	3,150
strike price $2,400.00, expires 7/21/17	60	75,600
strike price $1,650.00, expires 7/28/17	456	3,420
strike price $1,700.00, expires 7/28/17	430	4,300
strike price $1,825.00, expires 7/28/17	107	2,675
strike price $2,375.00, expires 7/28/17	60	66,600
strike price $1,400.00, expires 8/4/17	105	1,637
strike price $2,370.00, expires 8/4/17	60	75,600
strike price $1,300.00, expires 8/11/17	105	1,217
strike price $2,365.00, expires 8/11/17	60	88,800

		390,877

Total Options Purchased (cost—$556,516)		395,677

Total Investments, before options written (cost—$448,891,371)—95.3%		448,076,677

OPTIONS WRITTEN (b)(c)—(2.3)%

Call Options—(2.2)%
S&P 500 Index,
strike price $2,355.00, expires 7/7/17	92	(633,420)
strike price $2,360.00, expires 7/7/17	98	(627,690)
strike price $2,370.00, expires 7/7/17	120	(652,800)
strike price $2,325.00, expires 7/14/17	103	(1,035,665)
strike price $2,365.00, expires 7/14/17	112	(703,360)
strike price $2,370.00, expires 7/14/17	90	(524,250)
strike price $2,375.00, expires 7/14/17	114	(613,320)
strike price $2,365.00, expires 7/21/17	91	(596,050)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2017 (unaudited) (continued)

	Contracts	Value*

strike price $2,370.00, expires 7/21/17	180	$(1,099,800)
strike price $2,375.00, expires 7/21/17	162	(918,540)
strike price $2,355.00, expires 7/28/17	90	(696,600)
strike price $2,365.00, expires 7/28/17	241	(1,656,875)
strike price $2,380.00, expires 7/28/17	107	(597,060)

		(10,355,430)

Put Options—(0.1)%
S&P 500 Index,
strike price $2,295.00, expires 7/5/17	20	(350)
strike price $2,290.00, expires 7/7/17	20	(750)
strike price $2,300.00, expires 7/7/17	40	(1,700)
strike price $2,320.00, expires 7/7/17	120	(6,000)
strike price $2,340.00, expires 7/7/17	123	(8,302)
strike price $2,360.00, expires 7/7/17	123	(12,915)
strike price $2,300.00, expires 7/14/17	75	(12,750)
strike price $2,325.00, expires 7/14/17	120	(27,900)
strike price $2,335.00, expires 7/14/17	131	(35,698)
strike price $2,350.00, expires 7/14/17	124	(42,780)

	Contracts	Value*

strike price $2,350.00, expires 7/21/17	120	$(74,400)
strike price $2,355.00, expires 7/21/17	131	(83,840)
strike price $2,360.00, expires 7/21/17	131	(87,770)
strike price $2,315.00, expires 7/28/17	120	(63,000)
strike price $2,320.00, expires 7/28/17	133	(74,480)
strike price $2,340.00, expires 7/28/17	132	(93,060)
strike price $2,300.00, expires 8/4/17	120	(71,400)
strike price $2,290.00, expires 8/11/17	120	(87,000)

		(784,095)

Total Options Written (premiums received—$13,679,761)		(11,139,525)

Total Investments, net of options written (cost—$435,211,610)—93.0%		436,937,152

Other assets less other liabilities—7.0%		33,135,868

Net Assets—100.0%		$470,073,020

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Transactions in options written for the nine months ended June 30, 2017:

	Contracts	Premiums
Options outstanding, September 30, 2016	2,975	$12,753,884
Options written	42,261	133,000,087
Options terminated in closing transactions	(18,679)	(121,538,500)
Options expired	(23,054)	(10,535,710)

Options outstanding, June 30, 2017	3,503	$13,679,761

(e)	At June 30, 2017, the Fund pledged $1,757,411 in cash as collateral for derivatives.

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

June 30, 2017 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—93.2%

SPDR S&P 500 (a) (cost—$2,689,825)	13,000	$3,143,400

	Principal Amount (000s)

Repurchase Agreements—5.7%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $194,002; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $198,617 including accrued interest (cost—$194,000)	$194	194,000

	Contracts

OPTIONS PURCHASED (b)(c)—1.3%

Call Options—0.0%
S&P 500 Index, strike price $2,800.00, expires 7/21/17	13	81

Put Options—1.3%
S&P 500 Index,
strike price $1,600.00, expires 7/7/17	8	80
strike price $2,375.00, expires 7/7/17	4	680
strike price $1,400.00, expires 8/4/17	7	109
strike price $2,370.00, expires 8/4/17	4	5,040
strike price $1,300.00, expires 8/11/17	7	81
strike price $2,365.00, expires 8/11/17	4	5,920
strike price $2,025.00, expires 9/29/17	5	2,750
strike price $1,975.00, expires 12/29/17	4	4,760

	Contracts	Value*

strike price $2,025.00, expires 1/19/18	3	$5,250
strike price $2,175.00, expires 6/15/18	3	19,170

		43,840

Total Options Purchased (cost—$120,946)		43,921

Total Investments, before options written (cost—$3,004,771)—100.2%		3,381,321

OPTIONS WRITTEN (b)(c)—(0.4)%

Call Options—(0.0)%
S&P 500 Index,
strike price $2,500.00, expires 7/21/17	13	(455)

Put Options—(0.4)%
S&P 500 Index,
strike price $2,320.00, expires 7/7/17	8	(400)
strike price $2,300.00, expires 8/4/17	8	(4,760)
strike price $2,290.00, expires 8/11/17	8	(5,800)

		(10,960)

Total Options Written (premiums received—$23,374)		(11,415)

Total Investments, net of options written (cost—$2,981,397)—99.8%		3,369,906

Other assets less other liabilities—0.2%		5,245

Net Assets—100.0%		$3,375,151

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Transactions in options written for the nine months ended June 30, 2017:

	Contracts	Premiums
Options outstanding, September 30, 2016	80	$85,669
Options written	509	343,031
Options terminated in closing transactions	(121)	(72,771)
Options expired	(431)	(332,555)

Options outstanding, June 30, 2017	37	$23,374

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

June 30, 2017 (unaudited)

	Principal Amount (000s)	Value

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $339,003; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $347,580 including accrued interest (cost—$339,000)	$339	$339,000

Other assets less liabilities—97.9%		15,499,313

Net Assets—100.0%		$15,838,313

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

June 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.3%

Aerospace & Defense—0.7%
Ducommun, Inc. (a)	9,140	$288,641

Auto Components—0.8%
Motorcar Parts of America, Inc. (a)	11,844	334,475

Banks—8.8%
Allegiance Bancshares, Inc. (a)	8,485	324,975
Atlantic Capital Bancshares, Inc. (a)	17,436	331,284
Franklin Financial Network, Inc. (a)	15,012	619,245
Heritage Commerce Corp.	31,110	428,696
National Commerce Corp. (a)	6,095	241,057
Park Sterling Corp.	33,253	395,046
Preferred Bank	10,447	558,601
Triumph Bancorp, Inc. (a)	11,463	281,417
Veritex Holdings, Inc. (a)	11,898	313,274

		3,493,595

Beverages—1.4%
New Age Beverages Corp. (a)	43,034	220,764
Primo Water Corp. (a)	25,295	321,247

		542,011

Biotechnology—10.3%
Abeona Therapeutics, Inc. (a)	14,634	93,658
Adamas Pharmaceuticals, Inc. (a)	7,616	133,204
Advaxis, Inc. (a)	15,011	97,421
Agenus, Inc. (a)	26,346	103,013
Bellicum Pharmaceuticals, Inc. (a)	6,791	79,319
BioCryst Pharmaceuticals, Inc. (a)	11,691	65,002
BioSpecifics Technologies Corp. (a)	5,640	279,236
Cara Therapeutics, Inc. (a)	9,766	150,299
Concert Pharmaceuticals, Inc. (a)	12,726	177,528
Corbus Pharmaceuticals Holdings, Inc. (a)	11,880	74,844
Curis, Inc. (a)	31,708	59,928
Cytokinetics, Inc. (a)	10,288	124,485
Flexion Therapeutics, Inc. (a)	11,365	229,800
Immunomedics, Inc. (a)	19,222	169,730
Inovio Pharmaceuticals, Inc. (a)	19,340	151,625
Invitae Corp. (a)	24,818	237,260
Iovance Biotherapeutics, Inc. (a)	18,626	136,901
La Jolla Pharmaceutical Co. (a)	9,140	272,098
NewLink Genetics Corp. (a)	5,094	37,441
Pfenex, Inc. (a)	17,166	68,836
Progenics Pharmaceuticals, Inc. (a)	21,776	147,859
Repligen Corp. (a)	12,363	512,323
Synergy Pharmaceuticals, Inc. (a)	53,464	237,915
TG Therapeutics, Inc. (a)	12,177	122,379
Vanda Pharmaceuticals, Inc. (a)	11,378	185,461
Versartis, Inc. (a)	7,750	135,237

		4,082,802

Building Products—1.4%
Patrick Industries, Inc. (a)	7,743	564,078

	Shares	Value*

Chemicals—2.0%
American Vanguard Corp.	20,248	$349,278
KMG Chemicals, Inc.	3,471	168,934
LSB Industries, Inc. (a)	24,465	252,723

		770,935

Commercial Services & Supplies—0.8%
Hudson Technologies, Inc. (a)	39,768	336,040

Communications Equipment—0.8%
EMCORE Corp.	30,353	323,259

Construction & Engineering—5.6%
Argan, Inc.	6,926	415,560
IES Holdings, Inc. (a)	19,489	353,725
Layne Christensen Co. (a)	32,119	282,326
Northwest Pipe Co. (a)	16,551	269,119
NV5 Global, Inc. (a)	14,393	611,703
Sterling Construction Co., Inc. (a)	20,133	263,138

		2,195,571

Construction Materials—1.5%
U.S. Concrete, Inc. (a)	7,424	583,155

Diversified Consumer Services—1.5%
Carriage Services, Inc.	22,171	597,730

Electrical Equipment—0.8%
LSI Industries, Inc.	33,152	300,026

Electronic Equipment, Instruments & Components—3.2%
ePlus, Inc. (a)	5,825	431,632
Iteris, Inc. (a)	51,225	318,620
Mesa Laboratories, Inc.	2,013	288,483
Radisys Corp. (a)	59,188	222,547

		1,261,282

Energy Equipment & Services—0.4%
Independence Contract Drilling, Inc. (a)	41,712	162,260

Food Products—1.4%
John B Sanfilippo & Son, Inc.	8,498	536,309

Health Care Equipment & Supplies—9.5%
Antares Pharma, Inc. (a)	76,788	247,257
AtriCure, Inc. (a)	16,204	392,947
AxoGen, Inc. (a)	26,622	445,918
CryoLife, Inc. (a)	17,110	341,345
Cutera, Inc. (a)	15,795	409,090
GenMark Diagnostics, Inc. (a)	26,694	315,790
LeMaitre Vascular, Inc.	22,049	688,370
Obalon Therapeutics, Inc. (a)	22,237	220,369
Surmodics, Inc. (a)	11,984	337,350
Tactile Systems Technology, Inc. (a)	12,758	364,624

		3,763,060

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

June 30, 2017 (unaudited) (continued)

	Shares	Value*

Health Care Providers & Services—4.0%
Aceto Corp.	15,977	$246,845
BioTelemetry, Inc. (a)	22,541	753,996
Cross Country Healthcare, Inc. (a)	27,769	358,498
RadNet, Inc. (a)	28,498	220,859

		1,580,198

Health Care Technology—1.4%
Vocera Communications, Inc. (a)	20,934	553,076

Hotels, Restaurants & Leisure—2.6%
Carrols Restaurant Group, Inc. (a)	37,524	459,669
Eldorado Resorts, Inc. (a)	17,800	356,000
Red Lion Hotels Corp. (a)	28,361	208,453

		1,024,122

Household Durables—2.0%
Century Communities, Inc. (a)	16,435	407,588
LGI Homes, Inc. (a)	9,520	382,514

		790,102

Household Products—0.3%
Orchids Paper Products Co.	8,381	108,534

Internet Software & Services—4.6%
Amber Road, Inc. (a)	39,567	339,089
Five9, Inc. (a)	29,641	637,874
GTT Communications, Inc. (a)	14,764	467,281
Xactly Corp. (a)	23,962	375,005

		1,819,249

IT Services—2.6%
Hackett Group, Inc.	31,648	490,544
NCI, Inc., Class A (a)	14,388	303,587
Planet Payment, Inc. (a)	73,189	241,523

		1,035,654

Leisure Equipment & Products—1.2%
Nautilus, Inc. (a)	23,942	458,489

Life Sciences Tools & Services—3.3%
Albany Molecular Research, Inc. (a)	18,422	399,757
Enzo Biochem, Inc. (a)	32,889	363,095
NeoGenomics, Inc. (a)	61,506	551,094

		1,313,946

Machinery—2.7%
DMC Global, Inc.	26,860	351,866
Gencor Industries, Inc. (a)	20,392	330,350
NN, Inc.	13,330	365,909

		1,048,125

Media—1.3%
Entravision Communications Corp., Class A	40,713	268,706
Reading International, Inc., Class A (a)	15,103	243,611

		512,317

	Shares	Value*

Oil, Gas & Consumable Fuels—2.1%
Bill Barrett Corp. (a)	22,979	$70,546
Evolution Petroleum Corp.	38,244	309,776
Ring Energy, Inc. (a)	35,429	460,577

		840,899

Pharmaceuticals—5.4%
ANI Pharmaceuticals, Inc. (a)	7,697	360,220
Heska Corp. (a)	6,833	697,444
Intersect ENT, Inc. (a)	11,788	329,475
Paratek Pharmaceuticals, Inc. (a)	5,944	143,250
Revance Therapeutics, Inc. (a)	5,588	147,523
Teligent, Inc. (a)	49,945	456,997

		2,134,909

Professional Services—0.8%
GP Strategies Corp. (a)	12,235	323,004

Semiconductors & Semiconductor Equipment—5.9%
AXT, Inc. (a)	53,242	338,087
CEVA, Inc. (a)	10,430	474,043
CyberOptics Corp. (a)	9,760	201,544
FormFactor, Inc. (a)	26,579	329,580
Ichor Holdings Ltd. (a)	12,673	255,488
Impinj, Inc. (a)	8,250	401,362
PDF Solutions, Inc. (a)	19,194	315,741

		2,315,845

Software—5.9%
Asure Software, Inc. (a)	18,355	268,166
Datawatch Corp. (a)	34,629	322,050
MobileIron, Inc. (a)	36,791	222,586
Model N, Inc. (a)	23,443	311,792
Park City Group, Inc. (a)	27,273	331,367
QAD, Inc., Class A	9,743	312,263
Telenav, Inc. (a)	39,001	315,908
Upland Software, Inc. (a)	11,461	252,027

		2,336,159

Technology Hardware, Storage & Peripherals—1.1%
USA Technologies, Inc. (a)	80,808	420,202

Wireless Telecommunication Services—1.2%
Boingo Wireless, Inc. (a)	32,035	479,244

Total Common Stock (cost—$26,363,854)		39,229,303

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

June 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $237,002; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $243,306 including accrued interest (cost—$237,000)	$237	$237,000

Total Investments (cost—$26,600,854)—99.9%		39,466,303

Other assets less liabilities—0.1%		54,135

Net Assets—100.0%		$39,520,438

Notes to Schedule of Investments:

(a)	Non-income producing.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees of each Fund (together, the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Investment Manager”) and NFJ Investment Group LLC (“NFJ”), an affiliate of the Investment Manager (the “Sub-Adviser”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager or Sub-Adviser monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager (in consultation with the Sub-Adviser, as applicable) determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Effective July 1, 2017, NFJ merged with and into AllianzGI U.S. (the “Merger”). Notwithstanding the Merger, these Notes portray that NFJ served as a sub-adviser to certain of the Funds, which was the case during the reporting period. Following the Merger, AllianzGI U.S. has directly provided the advisory services to the Funds that had previously been provided by NFJ. The Merger did not result in any personnel changes and otherwise had no practical effect on the management of the Funds.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

On July 14, 2017, the AllianzGI NFJ International Value II Fund and the AllianzGI U.S. Small-Cap Growth Fund liquidated as series of the Allianz Funds Multi-Strategy Trust.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended June 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock) and Warrants—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2017 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17
AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$48,494,495	—	—	$48,494,495
Exchange-Traded Funds	2,783,115	—	—	2,783,115
Repurchase Agreements	—	$1,966,000	—	1,966,000

	51,277,610	1,966,000	—	53,243,610

Other Financial Instruments*—Assets
Foreign Exchange Contracts	22,088	—	—	22,088
Interest Rate Contracts	18,770	—	—	18,770
Market Price	5,415	—	—	5,415

	46,273	—	—	46,273

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(10,987)	—	—	(10,987)
Interest Rate Contracts	(36,830)	—	—	(36,830)
Market Price	(3,167)	—	—	(3,167)

	(50,984)	—	—	(50,984)

Totals	$51,272,899	$1,966,000	—	$53,238,899

AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$59,320,427	—	—	$59,320,427
Repurchase Agreements	—	$2,369,000	—	2,369,000

	59,320,427	2,369,000	—	61,689,427

Other Financial Instruments*—Assets
Foreign Exchange Contracts	27,587	—	—	27,587
Interest Rate Contracts	25,026	—	—	25,026
Market Price	8,122	—	—	8,122

	60,735	—	—	60,735

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(14,143)	—	—	(14,143)
Interest Rate Contracts	(38,274)	—	—	(38,274)
Market Price	(20,569)	—	—	(20,569)

	(72,986)	—	—	(72,986)

Totals	$59,308,176	$2,369,000	—	$61,677,176

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$65,213,255	—	—	$65,213,255
Exchange-Traded Funds	136,664	—	—	136,664
Repurchase Agreements	—	$2,740,000	—	2,740,000

	65,349,919	2,740,000	—	68,089,919

Other Financial Instruments*—Assets
Foreign Exchange Contracts	32,409	—	—	32,409
Market Price	22,118	—	—	22,118

	54,527	—	—	54,527

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(15,639)	—	—	(15,639)
Market Price	(18,581)	—	—	(18,581)

	(34,220)	—	—	(34,220)

Totals	$65,370,226	$2,740,000	—	$68,110,226

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$51,045,954	—	—	$51,045,954
Exchange-Traded Funds	160,234	—	—	160,234
Repurchase Agreements	—	$1,812,000	—	1,812,000

	51,206,188	1,812,000	—	53,018,188

Other Financial Instruments*—Assets
Foreign Exchange Contracts	25,526	—	—	25,526
Market Price	30,196	—	—	30,196

	55,722	—	—	55,722

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(12,515)	—	—	(12,515)
Market Price	(22,072)	—	—	(22,072)

	(34,587)	—	—	(34,587)

Totals	$51,227,323	$1,812,000	—	$53,039,323

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$48,361,613	—	—	$48,361,613
Exchange-Traded Funds	196,995	—	—	196,995
Repurchase Agreements	—	$1,904,000	—	1,904,000

	48,558,608	1,904,000	—	50,462,608

Other Financial Instruments*—Assets
Foreign Exchange Contracts	23,872	—	—	23,872
Market Price	34,433	—	—	34,433

	58,305	—	—	58,305

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(12,521)	—	—	(12,521)
Market Price	(23,725)	—	—	(23,725)

	(36,246)	—	—	(36,246)

Totals	$48,580,667	$1,904,000	—	$50,484,667

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$29,646,559	—	—	$29,646,559
Exchange-Traded Funds	153,422	—	—	153,422
Repurchase Agreements	—	$972,000	—	972,000

	29,799,981	972,000	—	30,771,981

Other Financial Instruments*—Assets
Foreign Exchange Contracts	17,888	—	—	17,888
Market Price	30,165	—	—	30,165

	48,053	—	—	48,053

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(7,826)	—	—	(7,826)
Market Price	(18,342)	—	—	(18,342)

	(26,168)	—	—	(26,168)

Totals	$29,821,866	$972,000	—	$30,793,866

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$28,417,481	—	—	$28,417,481
Exchange-Traded Funds	147,152	—	—	147,152
Repurchase Agreements	—	$976,000	—	976,000

	28,564,633	976,000	—	29,540,633

Other Financial Instruments*—Assets
Foreign Exchange Contracts	17,888	—	—	17,888
Market Price	30,165	—	—	30,165

	48,053	—	—	48,053

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(7,820)	—	—	(7,820)
Market Price	(17,967)	—	—	(17,967)

	(25,787)	—	—	(25,787)

Totals	$28,586,899	$976,000	—	$29,562,899

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$12,350,714	—	—	$12,350,714
Exchange-Traded Funds	74,494	—	—	74,494
Repurchase Agreements	—	$450,000	—	450,000

	12,425,208	450,000	—	12,875,208

Other Financial Instruments*—Assets
Foreign Exchange Contracts	8,944	—	—	8,944
Market Price	14,434	—	—	14,434

	23,378	—	—	23,378

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(3,130)	—	—	(3,130)
Market Price	(7,963)	—	—	(7,963)

	(11,093)	—	—	(11,093)

Totals	$12,437,493	$450,000	—	$12,887,493

AllianzGI Retirement Income:
Investments in Securities—Assets
Mutual Funds	$38,217,382	—	—	$38,217,382
Common Stock:
Equity Real Estate Investment Trusts (REITs)	5,605,861	$535,416	—	6,141,277
Mortgage Real Estate Investment Trusts (REITs)	1,899,936	—	—	1,899,936
Real Estate Management & Development	—	139,839	—	139,839
Exchange-Traded Funds	2,624,716	—	—	2,624,716
Rights	—	549	$9	558
Repurchase Agreements	—	587,000	—	587,000

	48,347,895	1,262,804	9	49,610,708

Other Financial Instruments*—Assets
Interest Rate Contracts	53,804	—	—	53,804
Market Price	26,957	—	—	26,957

	80,761	—	—	80,761

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(11,569)	—	—	(11,569)
Interest Rate Contracts	(104,229)	—	—	(104,229)
Market Price	(25,278)	—	—	(25,278)

	(141,076)	—	—	(141,076)

Totals	$48,287,580	$1,262,804	$9	$49,550,393

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$412,397,302	—	—	$412,397,302
Exchange-Traded Funds	27,972,202	—	—	27,972,202
U.S. Treasury Obligations	—	$5,112,010	—	5,112,010
Repurchase Agreements	—	17,959,000	—	17,959,000

	440,369,504	23,071,010	—	463,440,514

Other Financial Instruments*—Assets
Foreign Exchange Contracts	154,702	—	—	154,702
Market Price	81,976	—	—	81,976

	236,678	—	—	236,678

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(955)	—	—	(955)
Interest Rate Contracts	(357,585)	—	—	(357,585)
Market Price	(596,539)	—	—	(596,539)

	(955,079)	—	—	(955,079)

Totals	$439,651,103	$23,071,010	—	$462,722,113

AllianzGI Global Megatrends:
Investments in Securities—Assets
Mutual Funds	$2,504,181	—	—	$2,504,181

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17

AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
China	$431,539	$1,559,227	—	$1,990,766
Czech Republic	—	16,687	—	16,687
Hong Kong	—	67,150	—	67,150
Hungary	—	48,734	—	48,734
Indonesia	33,637	12,892	—	46,529
Korea (Republic of)	68,613	734,164	—	802,777
Malaysia	32,941	128,810	—	161,751
Norway	—	13,217	—	13,217
Russian Federation	116,703	29,649	—	146,352
Singapore	2,389	12,997	—	15,386
South Africa	80,185	165,692	—	245,877
Taiwan	6,048	880,134	—	886,182
Thailand	—	18,464	$168,744	187,208
Turkey	—	175,673	—	175,673
All Other	533,264	—	—	533,264
Preferred Stock:
Korea (Republic of)	—	65,220	—	65,220
All Other	238,430	—	—	238,430
Repurchase Agreements	—	879,000	—	879,000

	1,543,749	4,807,710	168,744	6,520,203

Other Financial Instruments*—Liabilities
Market Price	(9,050)	—	—	(9,050)

Totals	$1,534,699	$4,807,710	$168,744	$6,511,153

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	$424,267	$8,260,612	—	$8,684,879
Austria	1,146,137	2,274,992	—	3,421,129
Belgium	—	3,287,794	—	3,287,794
China	6,224,888	26,961,056	$1,157	33,187,101
Denmark	329,055	4,220,850	—	4,549,905
Finland	418,551	2,202,069	—	2,620,620
France	2,718,146	32,162,340	—	34,880,486
Germany	376,025	20,356,624	—	20,732,649
Greece	842,760	1,396,559	—	2,239,319
Hong Kong	—	4,399,846	—	4,399,846
Indonesia	—	5,314,737	—	5,314,737
Israel	1,386,138	2,578,261	—	3,964,399
Italy	2,096,387	5,459,396	—	7,555,783
Japan	—	46,462,144	—	46,462,144
Korea (Republic of)	4,830,417	17,203,244	—	22,033,661
Malaysia	—	3,006,722	—	3,006,722
Morocco	—	411,660	—	411,660
Netherlands	1,914,281	7,238,794	—	9,153,075
New Zealand	—	2,018,435	—	2,018,435
Norway	832,838	4,275,408	—	5,108,246
Philippines	572,677	1,231,591	—	1,804,268
Russian Federation	385,821	731,247	—	1,117,068
Singapore	799,334	4,460,751	—	5,260,085
South Africa	479,185	712,747	—	1,191,932
Spain	397,628	6,984,196	—	7,381,824
Sweden	2,247,786	4,316,198	—	6,563,984
Switzerland	1,124,808	7,406,923	—	8,531,731
Taiwan	—	13,495,007	—	13,495,007
Thailand	—	1,155,832	4,779,847	5,935,679
Turkey	—	4,353,462	—	4,353,462
United Kingdom	2,494,409	43,166,281	—	45,660,690
All Other	396,309,167	—	—	396,309,167
Preferred Stock:
Brazil	1,728,587	—	—	1,728,587
Colombia	748,158	—	—	748,158
All Other	—	5,332,824	—	5,332,824
Rights	67,488	—	—	67,488
Repurchase Agreements	—	4,350,000	—	4,350,000

	430,894,938	297,188,602	4,781,004	732,864,544

Other Financial Instruments*—Liabilities
Market Price	(18,290)	—	—	(18,290)

Totals	$430,876,648	$297,188,602	$4,781,004	$732,846,254

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Austria	$200,702	$305,571	—	$506,273
Brazil	27,424	—	—	27,424
Canada	264,656	—	—	264,656
France	151,144	3,468,400	—	3,619,544
Greece	87,393	126,813	—	214,206
Italy	56,432	1,147,164	—	1,203,596
Netherlands	104,034	456,169	—	560,203
New Zealand	110,201	299,799	—	410,000
Singapore	82,560	—	—	82,560
Sweden	148,236	486,667	—	634,903
United Kingdom	395,498	5,255,445	—	5,650,943
All Other	—	21,687,345	—	21,687,345
Preferred Stock:
Brazil	34,725	—	—	34,725
Germany	—	231,765	—	231,765
Rights	3,101	—	—	3,101
Repurchase Agreements	—	874,000	—	874,000

	1,666,106	34,339,138	—	36,005,244

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	191	—	191

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(1,907)	—	(1,907)
Market Price	(1,893)	—	—	(1,893)

	(1,893)	(1,907)	—	(3,800)

Totals	$1,664,213	$34,337,422	—	$36,001,635

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$122,848,413	—	—	$122,848,413
Rights	—	$5,808	$97	5,905
Repurchase Agreements	—	1,404,000	—	1,404,000

	122,848,413	1,409,808	97	124,258,318

Other Financial Instruments*—Liabilities
Market Price	(10,937)	—	—	(10,937)

Totals	$122,837,476	$1,409,808	$97	$124,247,381

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds:
IT Services	—	—	$12,371,213	$12,371,213
All Other	—	$906,928,440	—	906,928,440
Convertible Preferred Stock:
Agriculture	—	—	5,695,160	5,695,160
Computers	—	5,878,446	—	5,878,446
Food & Beverage	—	4,347,556	—	4,347,556
Healthcare-Products	—	18,539,211	—	18,539,211
Investment Companies	—	9,425,340	—	9,425,340
All Other	$112,093,974	—	—	112,093,974
Repurchase Agreements	—	43,980,000	—	43,980,000

Totals	$112,093,974	$989,098,993	$18,066,373	$1,119,259,340

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$894,062	—	—	$894,062
China	1,991,774	$6,507,262	—	8,499,036
Greece	76,980	—	—	76,980
Hong Kong	1,052,905	2,235,886	—	3,288,791
India	321,789	2,264,023	—	2,585,812
Korea (Republic of)	875,313	7,156,280	—	8,031,593
Russian Federation	872,970	—	$930,741	1,803,711
South Africa	294,809	1,371,682	—	1,666,491
Thailand	72,611	—	1,151,252	1,223,863
United States	3,221,371	—	—	3,221,371
All Other	—	8,916,585	—	8,916,585
Preferred Stock	—	317,707	—	317,707
Repurchase Agreements	—	215,000	—	215,000

Totals	$9,674,584	$28,984,425	$2,081,993	$40,741,002

AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$22,879,334	—	$22,879,334
Sovereign Debt Obligations	—	16,248,983	—	16,248,983
Repurchase Agreements	—	1,727,000	—	1,727,000

	—	40,855,317	—	40,855,317

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	31,542	—	31,542

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(10,687)	—	(10,687)

Totals	—	$40,876,172	—	$40,876,172

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Brazil	$103,028	—	—	$103,028
China	—	$2,192,854	$40,738	2,233,592
Colombia	13,000	—	—	13,000
Czech Republic	57,665	—	—	57,665
Greece	80,200	459,373	—	539,573
Hong Kong	13,933	614,361	—	628,294
India	248,938	1,202,116	—	1,451,054
Korea (Republic of)	396,179	1,610,915	—	2,007,094
Malaysia	77,567	264,006	—	341,573
Philippines	14,580	102,425	—	117,005
Russian Federation	—	—	175,118	175,118
South Africa	191,669	66,898	—	258,567
Taiwan	78,541	2,635,509	—	2,714,050
Thailand	237,359	341,844	294,158	873,361
United Arab Emirates	28,508	—	—	28,508
United States	37,468	—	—	37,468
All Other	—	1,291,696	—	1,291,696
Preferred Stock	81,464	—	—	81,464
Repurchase Agreements	—	137,000	—	137,000

Totals	$1,660,099	$10,918,997	$510,014	$13,089,110

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17

AllianzGI Europe Equity Dividend:
Investments in Securities—Assets
Common Stock:
Ireland	$44,166	—	—	$44,166
United Kingdom	30,334	$1,997,337	—	2,027,671
All Other	—	4,429,374	—	4,429,374
Repurchase Agreements	—	332,000	—	332,000

Totals	$74,500	$6,758,711	—	$6,833,211

AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
Australia	$58,798	$1,397,312	—	$1,456,110
Austria	210,589	366,753	—	577,342
Belgium	—	513,211	—	513,211
China	1,133,464	4,776,204	$34	5,909,702
Czech Republic	66,637	68,586	—	135,223
Denmark	6,436	487,480	—	493,916
Finland	57,993	441,697	—	499,690
France	385,725	6,589,111	—	6,974,836
Germany	58,870	3,494,535	—	3,553,405
Greece	116,792	193,527	—	310,319
Hong Kong	—	1,098,194	—	1,098,194
Hungary	—	124,964	—	124,964
Indonesia	—	1,095,435	—	1,095,435
Israel	108,629	701,880	—	810,509
Italy	364,427	982,087	—	1,346,514
Japan	—	9,990,338	—	9,990,338
Korea (Republic of)	1,014,073	2,896,903	—	3,910,976
Luxembourg	—	64,972	—	64,972
Malaysia	9,318	658,410	—	667,728
Morocco	10,873	74,383	—	85,256
Netherlands	274,999	864,338	—	1,139,337
New Zealand	11,462	407,350	—	418,812
Norway	75,475	892,053	—	967,528
Philippines	41,601	117,822	—	159,423
Poland	15,984	84,788	—	100,772
Portugal	—	42,347	—	42,347
Russian Federation	84,723	2,879	—	87,602
Singapore	101,317	930,585	—	1,031,902
South Africa	74,011	128,993	—	203,004
Spain	113,337	1,211,891	—	1,325,228
Sweden	414,161	714,924	—	1,129,085
Switzerland	255,132	1,826,356	—	2,081,488
Taiwan	—	2,446,595	—	2,446,595
Thailand	—	446,064	344,575	790,639
Turkey	—	820,159	—	820,159
United Kingdom	431,467	7,601,301	—	8,032,768
All Other	86,629,965	—	—	86,629,965
U.S. Treasury Obligations	—	50,168,794	—	50,168,794
Corporate Bonds & Notes	—	23,831,630	—	23,831,630
Exchange-Traded Funds	22,019,468	—	—	22,019,468
U.S. Government Agency Securities	—	19,505,335	—	19,505,335
Sovereign Debt Obligations	—	14,205,350	—	14,205,350
Preferred Stock:
Brazil	320,255	—	—	320,255
Colombia	107,471	—	—	107,471
All Other	—	880,378	—	880,378
Rights:
New Zealand	—	—	5	5
United States	—	4,966	83	5,049
All Other	11,956	—	—	11,956
Repurchase Agreements	—	11,188,000	—	11,188,000

	114,585,408	174,338,880	344,697	289,268,985

Other Financial Instruments*—Assets
Foreign Exchange Contracts	170,962	—	—	170,962
Interest Rate Contracts	22,152	—	—	22,152
Market Price	139,196	—	—	139,196

	332,310	—	—	332,310

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17

AllianzGI Global Dynamic Allocation (cont’d.):
Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	$(136,253)	—	—	$(136,253)
Interest Rate Contracts	(145,974)	—	—	(145,974)
Market Price	(480,700)	—	—	(480,700)

	(762,927)	—	—	(762,927)

Totals	$114,154,791	$174,338,880	$344,697	$288,838,368

AllianzGI Global Fundamental Strategy:
Investments in Securities—Assets
Common Stock:
China	$364,073	—	—	$364,073
France	156,960	$245,814	—	402,774
Hong Kong	158,615	—	—	158,615
United States	1,667,428	—	—	1,667,428
All Other	—	3,797,028	—	3,797,028
Sovereign Debt Obligations	—	4,761,002	—	4,761,002
Corporate Bonds & Notes	—	2,724,080	—	2,724,080
U.S. Treasury Obligations	—	620,340	—	620,340
Mutual Funds	540,718	—	—	540,718
Exchange-Traded Funds	333,840	—	—	333,840
Rights	3,598	—	—	3,598
Repurchase Agreements	—	519,000	—	519,000
Options Purchased:
Market Price	23,812	—	—	23,812

	3,249,044	12,667,264	—	15,916,308

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	29,401	—	29,401
Interest Rate Contracts	26,031	—	—	26,031
Market Price	14,144	—	—	14,144

	40,175	29,401	—	69,576

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(43,125)	—	(43,125)
Market Price	(37,226)	—	—	(37,226)

	(37,226)	(43,125)	—	(80,351)

Totals	$3,251,993	$12,653,540	—	$15,905,533

AllianzGI Global High Yield:
Investments in Securities—Assets
Corporate Bonds & Notes:
France	—	$438,250	$115,928	$554,178
All Other	—	18,491,907	—	18,491,907
Repurchase Agreements	—	796,000	—	796,000

	—	19,726,157	115,928	19,842,085

Other Financial Instruments*—Assets
Market Price	$1,338	—	—	1,338

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(132,447)	—	(132,447)
Interest Rate Contracts	(5,094)	—	—	(5,094)

	(5,094)	(132,447)	—	(137,541)

Totals	$(3,756)	$19,593,710	$115,928	$19,705,882

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	—	$459,289	—	$459,289
Denmark	—	344,254	—	344,254
France	—	323,243	—	323,243
Germany	—	2,015,088	—	2,015,088
Japan	—	1,066,039	—	1,066,039
Korea (Republic of)	—	448,920	—	448,920
Spain	—	1,127,341	—	1,127,341
Sweden	—	1,475,372	—	1,475,372
Switzerland	—	934,192	—	934,192
United Kingdom	—	3,453,273	—	3,453,273
All Other	$13,186,576	—	—	13,186,576
Preferred Stock	—	320,051	—	320,051
Repurchase Agreements	—	1,027,000	—	1,027,000

Totals	$13,186,576	$12,994,062	—	$26,180,638

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Canada	$12,534,825	—	—	$12,534,825
Italy	5,088,812	—	—	5,088,812
Switzerland	7,305,116	$55,463,174	—	62,768,290
United States	209,653,032	—	—	209,653,032
All Other	—	253,125,149	—	253,125,149
Repurchase Agreements	—	40,293,000	—	40,293,000

Totals	$234,581,785	$348,881,323	—	$583,463,108

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$270,135,217	—	$270,135,217
Preferred Stock	—	—	$6,385,000	6,385,000
Common Stock	—	—	585,939	585,939
Warrants	—	—	57,785	57,785
Repurchase Agreements	—	8,317,000	—	8,317,000

Totals	—	$278,452,217	$7,028,724	$285,480,941

AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Brazil	$1,110,822	—	—	$1,110,822
Canada	3,001,386	—	—	3,001,386
China	1,630,491	$1,055,010	—	2,685,501
India	365,361	—	—	365,361
Indonesia	287,702	264,342	—	552,044
Ireland	831,454	—	—	831,454
Mexico	307,614	—	—	307,614
South Africa	258,996	—	—	258,996
All Other	—	20,793,431	—	20,793,431
Repurchase Agreements	—	347,000	—	347,000

Totals	$7,793,826	$22,459,783	—	$30,253,609

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Austria	$994,963	$1,990,847	—	$2,985,810
China	1,173,930	2,644,604	—	3,818,534
Ireland	3,764,258	—	—	3,764,258
Netherlands	1,879,464	1,900,517	—	3,779,981
Switzerland	2,406,758	4,657,880	—	7,064,638
United Kingdom	1,447,631	12,425,240	—	13,872,871
All Other	—	93,570,519	—	93,570,519
Preferred Stock	—	1,886,728	—	1,886,728
Repurchase Agreements	—	5,005,000	—	5,005,000

	11,667,004	124,081,335	—	135,748,339

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(1,223)	—	(1,223)

Totals	$11,667,004	$124,080,112	—	$135,747,116

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$30,867,464	—	—	$30,867,464
Repurchase Agreements	—	$881,000	—	881,000

Totals	$30,867,464	$881,000	—	$31,748,464

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17

AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Mutual Funds	$1,504,052	—	—	$1,504,052
Common Stock:
Austria	2,902	—	—	2,902
Canada	7,138	—	—	7,138
Japan	17,636	$98,434	—	116,070
United States	226,683	—	—	226,683
All Other	—	301,611	—	301,611
Exchange-Traded Funds	506,824	—	—	506,824
Repurchase Agreements	—	1,051,000	—	1,051,000

	2,265,235	1,451,045	—	3,716,280

Other Financial Instruments*—Assets
Interest Rate Contracts	684	—	—	684

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(1,158)	—	—	(1,158)
Market Price	(9,820)	—	—	(9,820)

	(10,978)	—	—	(10,978)

Totals	$2,254,941	$1,451,045	—	$3,705,986

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
China	$795,650	$9,002,336	—	$9,797,986
Hong Kong	—	737,055	—	737,055
India	543,627	2,994,242	—	3,537,869
Indonesia	—	832,571	—	832,571
Korea (Republic of)	575,178	4,426,471	—	5,001,649
Malaysia	547,989	839,007	—	1,386,996
Philippines	—	260,408	—	260,408
Poland	—	281,879	—	281,879
South Africa	1,020,151	517,114	—	1,537,265
Taiwan	284,908	5,175,780	—	5,460,688
Thailand	—	832,141	—	832,141
Turkey	290,461	571,303	—	861,764
All Other	5,461,658	—	—	5,461,658
Preferred Stock:
Brazil	294,238	—	—	294,238
Korea (Republic of)	259,858	569,405	—	829,263
Russian Federation	—	—	$536,805	536,805
Equity-Linked Securities	—	591,855	—	591,855
Exchange-Traded Funds	211,089	—	—	211,089
Repurchase Agreements	—	1,338,000	—	1,338,000

	10,284,807	28,969,567	536,805	39,791,179

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(331)	—	(331)

Totals	$10,284,807	$28,969,236	$536,805	$39,790,848

AllianzGI NFJ Global Dividend Value:
Investments in Securities—Assets
Common Stock:
Australia	—	$351,447	—	$351,447
China	—	639,361	—	639,361
France	—	331,188	—	331,188
Germany	—	649,933	—	649,933
Japan	—	705,606	—	705,606
Norway	—	333,116	—	333,116
Spain	—	321,617	—	321,617
Switzerland	—	343,385	—	343,385
United Kingdom	$335,097	1,260,467	—	1,595,564
All Other	11,472,652	—	—	11,472,652
Repurchase Agreements	—	258,000	—	258,000

Totals	$11,807,749	$5,194,120	—	$17,001,869

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17

AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Austria	$42,371	—	—	$42,371
Belgium	41,444	$81,164	—	122,608
Canada	400,912	—	—	400,912
China	33,711	125,322	—	159,033
Denmark	37,758	82,847	—	120,605
Finland	220,143	42,749	—	262,892
Mexico	50,562	—	—	50,562
Norway	33,945	201,856	—	235,801
Philippines	34,789	—	—	34,789
Singapore	52,039	54,711	—	106,750
Spain	80,845	149,595	—	230,440
Sweden	135,532	45,914	—	181,446
United Kingdom	565,985	399,079	—	965,064
United States	48,160	—	—	48,160
All Other	—	1,783,224	—	1,783,224

	1,778,196	2,966,461	—	4,744,657

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	11	—	11

Totals	$1,778,196	$2,966,472	—	$4,744,668

AllianzGI NFJ International Value II:
Investments in Securities—Assets
Repurchase Agreements	—	$1,410,000	—	$1,410,000

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$1,448,456,196	—	$1,448,456,196
Senior Loans	—	164,082,539	—	164,082,539
Repurchase Agreements	—	27,121,000	—	27,121,000

Totals	—	$1,639,659,735	—	$1,639,659,735

AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$389,456,000	—	—	$389,456,000
Repurchase Agreements	—	$58,225,000	—	58,225,000
Options Purchased:
Market Price	395,677	—	—	395,677

	389,851,677	58,225,000	—	448,076,677

Investments in Securities—Liabilities
Options Written:
Market Price	(11,139,525)	—	—	(11,139,525)

Totals	$378,712,152	$58,225,000	—	$436,937,152

AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$3,143,400	—	—	$3,143,400
Repurchase Agreements	—	$194,000	—	194,000
Options Purchased:
Market Price	43,921	—	—	43,921

	3,187,321	194,000	—	3,381,321

Investments in Securities—Liabilities
Options Written:
Market Price	(11,415)	—	—	(11,415)

Totals	$3,175,906	$194,000	—	$3,369,906

AllianzGI U.S. Small-Cap Growth:
Investments in Securities—Assets
Repurchase Agreements	—	$339,000	—	$339,000

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$39,229,303	—	—	$39,229,303
Repurchase Agreements	—	$237,000	—	237,000

Totals	$39,229,303	$237,000	—	$39,466,303

At June 30, 2017, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2(a)	Level 2 to Level 1(b)
AllianzGI Best Styles Emerging Markets Equity	$179,673	$82,807
AllianzGI Best Styles Global Equity	5,009,917	4,495,362
AllianzGI Best Styles International Equity	133,921	343,041
AllianzGI Emerging Markets Consumer	—	230,931
AllianzGI Emerging Markets Small-Cap	409,067	284,457
AllianzGI International Growth	—	287,702
AllianzGI International Small-Cap	—	994,963
AllianzGI Multi-Asset Real Return	—	15,434
AllianzGI NFJ Emerging Markets Value	555,902	1,038,377
AllianzGI NFJ Global Dividend Value	—	351,753
AllianzGI NFJ International Small-Cap Value	94,288	393,797

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2016, which was applied on June 30, 2017.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2016, which was not applied on June 30, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2017, was as follows:

	Beginning Balance 9/30/16	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3	Ending Balance 6/30/17
AllianzGI Retirement Income:
Investments in Securities—Assets
Rights:
United States	$—	$26	$(9)†	$—	$—	$(8)	$—	$—	$9

AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
China	$11,105	$—	$(1,417)	$—	$(9,898)	$210	$—	$—	$—
Thailand	275,544	137,185	(266,413)	—	5,507	16,921	—	—	168,744

Totals	$286,649	$137,185	$(267,830)	$—	$(4,391)	$17,131	$—	$—	$168,744

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$1,199	$—	$(34)††	$—	$(340)	$333	$—	$—	$1,157
Thailand	2,114,630	3,765,882	(1,520,147)	—	94,950	324,531	—	—	4,779,847

Totals	$2,115,829	$3,765,882	$(1,520,181)	$—	$94,610	$324,864	$—	$—	$4,781,004

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
United Kingdom	$1,753	$—	$(1,684)	$—	$(277)	$208	$—	$—	$—

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Rights:	$—	$—	$—	—	$—	$—	$97	—	$97

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds:
Food & Beverage	$9,864,793	$1,221,529	$(11,139,977)	—	$(126,552)	$180,207	—	—	—
IT Services	10,184,892	4,867,680	(2,863,495)	$461	(26,505)	208,180	—	—	$12,371,213
Convertible Preferred Stock:
Agriculture	—	18,148,251	(13,311,200)	—	617,488	240,621	—	—	5,695,160

Totals	$20,049,685	$24,237,460	$(27,314,672)	$461	$464,431	$629,008	—	—	$18,066,373

	Beginning Balance 9/30/16	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3***	Transfers out of Level 3	Ending Balance 6/30/17

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Russian Federation	$579,790	$284,944		$(418,449)	—	$123,852	$360,604	—	—	$930,741
Thailand	1,124,290	758,029		(840,163)	—	53,320	55,776	—	—	1,151,252

Totals	$1,704,080	$1,042,973		$(1,258,612)	—	$177,172	$416,380	—	—	$2,081,993

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
China	—	—		—	—	—	—	$40,738	—	$40,738
Russian Federation	$41,249	$378,845		$(314,439)	—	$65,771	$3,692	—	—	175,118
Thailand	—	295,601		—	—	—	(1,443)	—	—	294,158
Preferred Stock:
Russian Federation	110,379	—		(85,964)	—	(5,978)	(18,437)	—	—	—

Totals	$151,628	$674,446		$(400,403)	—	$59,793	$(16,188)	$40,738	—	$510,014

AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
China	$—	$34	††	—	—	—	—	—	—	$34
Thailand	—	489,516		$(180,221)	—	$(7,277)	$42,557	—	—	344,575
Rights:
New Zealand	—	—		—	—	—	5	—	—	5
United States	—	239	††	(84)†	—	—	(72)	—	—	83

Totals	$—	$489,789		$(180,305)	—	$(7,277)	$42,490	—	—	$344,697

AllianzGI Global High Yield:
Investments in Securities—Assets
Corporate Bonds & Notes:
France	$—	$114,395		—	—	—	$1,533	—	—	$115,928

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Oil, Gas& Consumable Fuels	$760,320	—		$(654,186)	$908	$266,024	$(373,066)	—	—	—
Senior Loans	4,837,520	$844,989	#	(6,259,719)†	—	—	577,210	—	—	—
Preferred Stock	—	6,259,719	†	—	—	—	125,281	—	—	$6,385,000
Common Stock:
Advertising	897,099	—		—	—	—	(380,193)	—	—	516,906
Aerospace & Defense	—	1,491,376		—	—	—	(1,422,350)	—	—	69,026
Media	—	—	†	—	—	—	7	—	—	7
Warrants:
Commercial Services	72,615	—		—	—	—	(14,831)	—	—	57,784
Media	—	—	†	—	—	—	1	—	—	1

	6,567,554	8,596,084		(6,913,905)	908	266,024	(1,487,941)	—	—	7,028,724

Other Financial Instruments*—Liabilities
Unrealized depreciation of unfunded loan commitment	(49,286)	—	##	—	—	—	49,286	—	—	—

Totals	$6,518,268	$8,596,084		$(6,913,905)	$908	$266,024	$(1,438,655)	—	—	$7,028,724

	Beginning Balance 9/30/16	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/17
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	$249,359	$507,299	$(776,792)	—	$64,295	$(44,161)	—	—	—
Preferred Stock:
Russian Federation	18,688	594,018	(107,450)	—	28,562	2,987	—	—	$536,805

Totals	$268,047	$1,101,317	$(884,242)	—	$92,857	$(41,174)	—	—	$536,805

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2017:

	Ending Balance at 6/30/17	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Retirement Income:
Investments in Securities—Assets
Rights	$9	Fundamental Analytical Data Relating to the Investment	Expected Remaining Cash Value		$0.017

AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock	$168,744	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	19.39-369.68

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock	$4,779,847	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	5.35-369.68
	$1,157	Discount on Publicly Traded Quote	Discount Applied to Last Exchange Price	HKD	0.15 (88% discount)

AllianzGI Best Styles U.S. Equity Fund:
Investments in Securities—Assets
Rights	$97	Fundamental Analytical Data Relating to the Investment	Expected Remaining Cash Value		$0.017

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds	$12,371,213	Third-Party Pricing Vendor	Single Broker Quote		$102.326
Convertible Preferred Stock	$5,695,160	Third-Party Pricing Vendor	Single Broker Quote		$105.505

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock	$1,151,252	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	18.78-75.97
	$930,741	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$3.29

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock	$40,738	Last Exchange-Traded Price	Trading Volume	HKD	5.58
	$175,118	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.042-$52.85
	$294,158	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	2.26-45.96

AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock	$34	Discount on Publicly Traded Quote	Discount Applied to Last Exchange Price	HKD	0.15 (88% discount)
	$344,575	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	5.35-78.96
Rights:
New Zealand	$5	Fundamental Analytical Data Relating to the Investment	Price of Right	NZD	0.05
United States	$83	Fundamental Analytical Data Relating to the Investment	Expected Remaining Cash Value		$0.017

	Ending Balance at 6/30/17	Valuation Technique Used	Unobservable Inputs	Input Values

AllianzGI Global High Yield:
Investments in Securities—Assets
Corporate Bonds & Notes	$115,928	Third-Party Pricing Vendor	Single Broker Quote	EUR	101.5
AllianzGI High Yield Bond:
Investments in Securities—Assets
Preferred Stock	$6,385,000	Model Price	Proprietary Data Used in Model		$100.00
Common Stock	$516,913	Model Price	Proprietary Data Used in Model		$0.0001-11.91
	$69,026	Fundamental Analytical Data Relating to the Investment	Trading Volume		$25.804126
Warrants
	$57,784	Fundamental Analytical Data Relating to the Investment	Price of Warrant		$0.237706
	$1	Model Price	Proprietary Data Used in Model		$0.0001

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Preferred Stock	$536,805	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$4.61-$2,689.07

Glossary:

EUR—Eurodollar

HKD—Hong Kong Dollar

NZD—New Zealand Dollar

THB—Thai Baht

*	Other financial instruments are derivatives, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 2 into Level 3 because a corporate action was not completed and no price was available. The Trust’s Valuation Committee valued the right based on the estimated cash to be received.
***	Transferred out of Level 2 into Level 3 because trading was halted and Trust’s Valuation Committee recommended the last traded price.
†	Removed or issued via corporate action.
††	Purchased or sold via in-kind subscription or redemption.
#	PIK payments and funding of unfunded loan commitment.
##	Unfunded loan commitment was funded.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at June 30, 2017 was:

AllianzGI Retirement Income	$(8)
AllianzGI Best Styles Emerging Markets Equity	26,345
AllianzGI Best Styles Global Equity	504,595
AllianzGI Best Styles U.S. Equity	(92)
AllianzGI Convertible	492,214
AllianzGI Emerging Markets Consumer	351,057
AllianzGI Emerging Markets Small-Cap	7,297
AllianzGI Global Dynamic Allocation	42,490
AllianzGI Global High Yield	1,533
AllianzGI High Yield Bond	(1,692,085)
AllianzGI NFJ Emerging Markets Value	50,528

At June 30, 2017, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2020	$50,713,274	$2,693,117	$162,781	$2,530,336
AllianzGI Retirement 2025	58,068,765	3,724,250	103,588	3,620,662
AllianzGI Retirement 2030	63,042,148	5,047,771	—	5,047,771
AllianzGI Retirement 2035	48,268,771	4,749,417	—	4,749,417
AllianzGI Retirement 2040	45,657,999	4,804,609	—	4,804,609
AllianzGI Retirement 2045	27,631,479	3,140,502	—	3,140,502
AllianzGI Retirement 2050	26,515,886	3,024,747	—	3,024,747
AllianzGI Retirement 2055	11,693,891	1,181,317	—	1,181,317
AllianzGI Retirement Income	48,491,060	1,206,204	86,556	1,119,648
AllianzGI Global Allocation	419,483,560	45,565,907	1,608,953	43,956,954
AllianzGI Global Megatrends	2,414,413	175,484	85,716	89,768
AllianzGI Best Styles Emerging Markets Equity	5,477,033	1,130,119	86,949	1,043,170
AllianzGI Best Styles Global Equity	642,564,774	104,960,150	14,660,380	90,299,770
AllianzGI Best Styles International Equity	32,843,973	3,944,647	783,376	3,161,271
AllianzGI Best Styles U.S. Equity	111,571,143	14,183,774	1,496,599	12,687,175
AllianzGI Convertible	1,000,810,542	128,476,358	10,027,560	118,448,798
AllianzGI Emerging Markets Consumer	33,662,977	7,359,335	281,310	7,078,025
AllianzGI Emerging Markets Debt	40,351,669	928,610	424,962	503,648
AllianzGI Emerging Markets Small-Cap	11,490,091	1,832,223	233,204	1,599,019
AllianzGI Europe Equity Dividend	6,390,030	536,735	93,554	443,181
AllianzGI Global Dynamic Allocation	276,388,785	16,691,334	3,811,134	12,880,200
AllianzGI Global Fundamental Strategy	15,686,095	824,664	594,451	230,213
AllianzGI Global High Yield	19,686,727	155,358	—	155,358
AllianzGI Global Sustainability	22,674,831	3,760,768	254,961	3,505,807
AllianzGI Global Water	505,497,594	88,039,111	10,073,597	77,965,514
AllianzGI High Yield Bond	278,965,924	13,838,244	7,323,227	6,515,017
AllianzGI International Growth	26,536,134	4,095,987	378,512	3,717,475
AllianzGI International Small-Cap	113,545,665	24,035,741	1,833,067	22,202,674
AllianzGI Micro Cap	24,189,536	9,036,835	1,477,907	7,558,928
AllianzGI Multi-Asset Real Return	4,038,136	115,519	437,375	(321,856)
AllianzGI NFJ Emerging Markets Value	36,747,836	3,472,016	428,673	3,043,343
AllianzGI NFJ Global Dividend Value	15,993,426	1,321,428	312,985	1,008,443
AllianzGI NFJ International Small-Cap Value	4,292,187	588,634	136,164	452,470
AllianzGI NFJ International Value II	1,410,000	—	—	—
AllianzGI Short Duration High Income	1,639,804,629	10,348,903	10,493,797	(144,894)
AllianzGI Structured Return	448,891,371	11,600	826,294	(814,694)
AllianzGI U.S. Equity Hedged	3,004,771	453,575	77,025	376,550
AllianzGI U.S. Small-Cap Growth	339,000	—	—	—
AllianzGI Ultra Micro Cap	27,013,422	13,646,702	1,193,821	12,452,881

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: August 28, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: August 28, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2017